      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

      FORM N-CSR

      CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

      Investment Company Act file number: 811-5669
_________________________________________

      FIFTH THIRD FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________________________________

     38 Fountain Square Plaza
Cincinnati, Ohio 45263
(Address of Principal Executive Office) (Zip Code)
_________________________________________

     Registrant’s Telephone Number, including area code: (800) 282-5706

(Name and Address of Agent for Service)

E. Keith Wirtz	with a copy to:
President	David A. Sturms
Fifth Third Funds	Vedder Price P.C.
38 Fountain Square Plaza	222 North LaSalle Street
Cincinnati, Ohio 45263	Chicago, IL 60601

Date of fiscal year end: July 31

Date of reporting period: January 31, 2011

Item 1. Report to Stockholders.

Fifth Third Funds

2011 Stock and Bond Mutual Funds

Semi-Annual Report to Shareholders

January 31, 2011

Advised by:

FTAM

FIFTH THIRD ASSET MANAGEMENT

NOTICE OF DELIVERY OF PROSPECTUSES,
SEMI-ANNUAL REPORTS AND ANNUAL REPORTS
In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, on the Funds’ website at www.fifththirdfunds.com or by calling 1-800-282-5706 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Investments for periods ending April 30 and October 31 are filed on Form NQ and are available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov. They may be viewed at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330).

Fifth Third Funds are distributed by FTAM Funds Distributor, Inc., member FINRA. FTAM Funds Distributor, Inc. is not an affiliate of Fifth Third Bank, Fifth Third Funds or Fifth Third Asset Management, Inc. Fifth Third Asset Management, Inc. serves as Investment Advisor to Fifth Third Funds and receives a fee for its services.

Fifth Third Funds, like all mutual funds:
•   are NOT FDIC insured
•   have no bank guarantee
•   may lose value

TABLE OF CONTENTS

Economic Outlook and Commentary Section	1

Management Discussion of Fund Performance
Small Cap Growth	4
Mid Cap Growth	5
Quality Growth	6
Dividend Growth	7
Micro Cap Value	8
Small Cap Value	9
All Cap Value	10
Disciplined Large Cap Value	11
Structured Large Cap Plus	12
Equity Index	13
International Equity	14
Strategic Income	15
Fifth Third LifeModel AggressiveSM	16
Fifth Third LifeModel Moderately AggressiveSM	17
Fifth Third LifeModel ModerateSM	18
Fifth Third LifeModel Moderately ConservativeSM	19
Fifth Third LifeModel ConservativeSM	20
High Yield Bond	21
Total Return Bond	22
Short Term Bond	23

Glossary of Terms	24

Schedules of Investments	27

Notes to Schedules of Investments	77

Statements of Assets and Liabilities	80

Statements of Operations	84

Statements of Changes in Net Assets	88

Statement of Cash Flows	105

Financial Highlights	106

Notes to Financial Highlights	128

Notes to Financial Statements	129

Supplemental Information	152

Our Message to You

Equities rallied boldly throughout much of the past six months, fueled in part by impressive gains in corporate earnings. This bolstered many investors’ portfolios and eased the discomfort resulting from sagging fixed income investments. As participants in the vibrant market activity, Fifth Third Funds shareholders widely enjoyed positive returns during the period.

Within the stock market, results reported during the six-month period ended January 31, 2011, included:

•	A 17.93% advance for the S&P 500® Index[1] of large cap stocks.

•	A 22.49% advance for the S&P 400® Index[1] of mid cap stocks.

•	A 20.01% advance for the S&P 600® Index[1] of small cap stocks.

•	A 16.10% advance for the MSCI EAFE Index[1] of international stocks.

In short, 2010 was quite an eventful year.

In the third and fourth quarters alone, the listing of notable events is long: We witnessed a mid-term election and political shift that reverberated throughout the country; U.S. companies continued to register extraordinary improvements in earnings and balance sheets; WikiLeaks news stories dominated the headlines globally; and economic signs indicated that better times may be ahead.

Within the capital markets during the six-month period ended January 31, 2011, stocks surged almost unabated from late August on, led by lower-quality and higher-risk stocks, especially within the small and mid cap arenas. The increasingly positive economic sentiment sparked demand for cyclical stocks, and growth names generally outperformed value holdings. On the international front, the fervor over European sovereign debt problems cooled, which led to an increased appetite for global equities, along with surging demand for commodities.

Within the fixed income asset class, interest rates (which move in the opposite direction of prices) rose along much of the yield curve, which diminished returns on bonds. Default scares punished municipal bonds even further, but previously out of favor securities, such as those tied to mortgages, posted decent gains as yield-seeking investors waded back into corners of the market that had been all but neglected since 2008. High yield bonds enjoyed a similar boost, but cash returns continued to wallow at miniscule levels as the U.S. Federal Reserve kept its Federal Funds Rate, which anchors money market funds, in a range of 0.0% to 0.25%.

To put an exclamation point on its accommodative philosophy, the Fed also rolled out a second round of quantitative easing (QE2), in which it agreed to purchase up to $600 billion worth of government debt through June 2011. Although many saw this development as a catalyst, we saw it as another reminder that yields on U.S. Treasury securities really have only one direction to go by the end of this year: up.

From a broad economic perspective, however, the economy continued to show improvement throughout the period, albeit at a subdued pace. Policy risk factors dominated our thinking in 2010 and will likely remain on our radar screen in the coming year. Yet in late December, investors received some good news when Congress approved the extension of many of the Bush-era tax cuts.

Feeling better about the macroeconomic landscape, I’m also proud to report that the family of Fifth Third Funds performed well through 2010 and into the first weeks of 2011. Although an adherence to higher-quality investments hindered results in some cases, our portfolio managers’ nimble actions reinforced the benefits of active asset management. Furthermore, given the low-quality nature of the market’s rally through the second half of 2010, we like the prospects for high-quality securities going forward.

As for the coming quarters, our expectations on the macro front include:

Average growth in the U.S. gross domestic product (GDP). Amid continued weakness in the housing sector, a dreary employment picture, and extended commitments to debt-reduction, we have grown accustomed to lackluster economic growth in this recovery. Buoyed by the government’s tax relief efforts, however, we’re anticipating a 3.00% growth rate in the GDP—along the lines of its historical average.

Extended job market challenges. Structural complications in the employment market and a lack of a kick-start from the good, but not great, GDP growth rate will leave the unemployment rate mired above 9% for much of 2011.

A banner year for stocks. Corporate fundamentals such as revenue and earnings expanded at historic clips in 2010, and we expect profits to advance another 10% during 2011. Meanwhile, we expect stock prices to outpace earnings per share during the coming year, with the S&P 500® Index roaring nearly 20% higher. Increased merger and acquisition activity could supply an additional jolt to the upward momentum.

Fundamentally sound growth stocks poised to rally. Stocks spent much of 2010 influenced by macro forces, and the resulting volatility suggested a lack of conviction in any one theme. Moving into 2011, an emphasis on sound fundamentals and identifying sectors that have been trading below normal potential—including Energy, Financials, and Information Technology—will complement our focus on higher-quality investments.

Higher rates on the horizon. Given the unsatisfactory condition of the U.S. labor market, it’s unlikely that the Fed will pull back on its stimulative efforts until the recovery finds better footing. Yet with the Fed’s balancing act between growth and future inflation risks, investors should be preparing for some tightening moves once QE2 ends in June. Which means tread carefully in the bond market.

A mixed inflationary outlook. Slow growth and the absence of wage pressures will help keep core inflation at bay during 2011. Longer-term, the picture is unsettling, and we’ll be watching for signs of change in the coming quarters. Commodity inflation, on the other hand, will likely be a hot theme as robust economic growth in emerging economies, especially across Asia, will add significantly to demand for oil, paper, metals, and other input materials.

The European Union’s (EU) survival rests on Germany. Sovereign debt woes in Europe will continue to flare up in 2011, stoking questions over the viability of the euro and the very existence of the EU. As the region’s largest—and most successful—economy, Germany and its taxpayers may be asked to shoulder much of the financial burden carried by its EU colleagues.

California dreaming. As bad news swept through the municipal bond market in late 2010, many suggested that California was essentially insolvent. Yet we believe the election of Jerry Brown—a social liberal but a fiscal conservative—as governor could launch the state down a path of fiscal recovery. And a healthy California is important for a healthy U.S.

We certainly appreciated the market’s advances over the past six months, especially on the equity front, and we’re optimistic about 2011. But it’s also important to remember that investments rarely move in a straight line and a concentrated bet represents a concentrated risk. By incorporating Fifth Third Funds into a well-diversified investment plan, I believe you’re investing in high-quality, fundamentally sound stocks and bonds that will position your portfolio well for gains into the future.

Thank you for your confidence in Fifth Third Funds.

E. Keith Wirtz, CFA
President and Chief Investment Officer
Fifth Third Asset Management, Inc.

[1]Terms and Definitions

The S&P 500® Stock Index is an index of 500 selected common stocks most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

The S&P MidCap 400® Index is an index of 400 selected common stocks that tracks U.S. firms with market capitalizations of $850 million to $3.8 billion.

The S&P SmallCap 600® Index is an index of 600 selected common stocks that tracks U.S. firms with market capitalization of $250 million to $1.2 billion.

The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)® Index is generally representative of a sample of companies of the market structure of 20 European and Pacific Basin countries.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Gross Domestic Product (GDP) is the market value of the goods and services produced by labor and property in the United States. GDP is made up of consumer and government purchases, private domestic investments, and net exports of goods and services.

Sovereign Debt is the total amount owed to the holders of bonds issued by a national government.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Small Cap Growth Fund

For the six-month period ended January 31, 2011, the Fifth Third Small Cap Growth Fund (Institutional Shares) gained 24.15% on a net of fee basis, outperforming its benchmark, the Russell 2000® Growth Index, which advanced 23.25%.

Following a weak August, which capped a summer of market doldrums, U.S. equities enjoyed a bold move higher through the final five months of the period. The U.S. Federal Reserve played a large role in the rally as it rolled out a second round of quantitative easing—a program in which it will purchase up to $600 billion worth of government bonds through June 2011. The development bolstered investor confidence, as did the resolution of some European sovereign debt issues and improving economic data points.

Small cap stocks generally outperformed large cap holdings during the period and within the Fund, and investments in the Consumer Discretionary contributed significantly to relative gains. More specifically, holdings in the media and specialty retail industries, which tend to benefit from renewed economic optimism, outperformed. Stock selection in the Healthcare sector, one of the poorer performers in the benchmark, further enhanced relative results as investments in healthcare services and providers proved advantageous.

Alternatively, a lack of exposure to oil and natural gas companies, which surged alongside rising oil prices, diminished relative returns from the Energy sector. Within the Industrials sector, poor returns within the transportation infrastructure industry also hindered relative gains.

During the period, the Fund booked considerable profits in the Information Technology sector and directed the proceeds into the Industrials sector, which stands to benefit from continued improvement in the economy, and the Healthcare sector, which showed signs of emerging from a lengthy slump. More broadly, the Fund’s positioning at period-end reflected a preference for companies likely to benefit from a healthy economy, as well as those reporting high quality earnings that reflected solid operational efficiencies.

Investment Risk Considerations

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies’ stocks have experienced a greater degree of market volatility than large company stocks on average.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	24.15%	34.25%	1.61%	2.67%

Class A Shares	17.73%	27.16%	0.30%	1.88%

Class B Shares	18.35%	27.79%	0.38%	1.63%

Class C Shares	22.39%	32.60%	0.51%	1.61%

Russell 2000® Growth Index[1]	23.25%	34.38%	3.26%	2.92%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.28% (Institutional Shares), 1.53% (Class A) and 2.28% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The quoted performance does not reflect the deduction of taxes on Fund distributions or redemption of shares. For the period prior to October 29, 2001, the quoted performance of the Small Cap Growth Fund Institutional Shares reflects the performance of the Kent Small Company Growth Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for Class A Shares reflects the performance of the Kent Small Company Growth Investment Shares, with an inception date of December 4, 1992, adjusted for the maximum sales charge. The inception date for Class B and Class C Shares is October 29, 2001. For the period prior to October 29, 2001, the performance of Class B and Class C Shares reflect the performance of Institutional Shares of the Kent Small Company Growth Fund, adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

Deckers Outdoor Corp.	1.86%
North American Energy Partners, Inc.	1.81%
Entropic Communications, Inc.	1.67%
Cardtronics, Inc.	1.67%
Entegris, Inc.	1.66%
Emergency Medical Services Corp.	1.63%
SPS Commerce, Inc.	1.61%
Ares Capital Corp.	1.61%
Align Technology, Inc.	1.58%
Tenneco, Inc.	1.52%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Mid Cap Growth Fund

For the six-month period ended January 31, 2011, the Fifth Third Mid Cap Growth Fund (Institutional Shares) gained 27.48% on a net of fee basis, outperforming its benchmark, the Russell Midcap® Growth Index, which rose 24.73%.

Corporate earnings enjoyed considerable positive momentum during the period, especially among companies exposed to the rising global economy. Signs of improvement in the U.S. economy further bolstered investor optimism. The impact of such developments were most evident in the mid cap portion of the stock market, which performed slightly better than small cap equities and handily outgained large cap stocks.

Within the Fund, solid stock selection led to outperformance during the period. From a sector perspective, Information Technology supplied a large boost to relative returns as an overweight position, relative to the benchmark. This outperformance was further enhanced by effective stock selection. Notably, investments in the cloud computing industry, in which centralized computer systems handle corporations’ storage and applications needs, accounted for much of the relative advantage.

An overweight stake and effective stock selection in the Industrials sector further enhanced relative returns. More specifically, holdings exposed to the global economic expansion, including select stocks in the transportation, truck manufacturing, and heavy machinery industry, bolstered the Industrials stake.

Alternatively, poor stock selection in the Financials industry hindered relative gains as financial exchange operators lagged amid disappointing trading volumes and softening prices. Exposure in the Utilities sector also dragged down relative returns.

Toward the end of the period, the Fund booked profits in some names that had surged sharply through the second half of 2010, and, in the process, cut stakes in the Information Technology and Consumer Discretionary sectors to underweight positions. Such moves seemed prudent, in the wake of the market’s bold run-up, but also allowed for additional investments in economically sensitive names within the Energy, Materials, and Industrials sectors, along with good growth opportunities in the previously struggling Healthcare sector.

Investment Risk Considerations

Mid capitalization funds typically carry additional risk since mid-size companies generally have a higher risk of failure. Historically, mid-size companies’ stocks have experienced a greater degree of market volatility than large company stocks on average.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	27.48%	39.22%	2.18%	1.67%

Class A Shares	20.97%	31.98%	0.89%	0.90%

Class B Shares	21.92%	32.91%	0.93%	0.66%

Class C Shares	25.91%	37.86%	1.19%	0.66%

Russell Midcap® Growth Index[1]	24.73%	34.26%	4.08%	2.75%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.26% (Institutional Shares), 1.51% (Class A) and 2.26% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

Salesforce.com, Inc.	1.86%
Intuit, Inc.	1.77%
Cummins, Inc.	1.68%
FMC Technologies, Inc.	1.68%
CF Industries Holdings, Inc.	1.61%
Alexion Pharmaceuticals, Inc.	1.58%
O’Reilly Automotive, Inc.	1.58%
NetApp, Inc.	1.57%
Informatica Corp.	1.57%
BorgWarner, Inc.	1.54%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Quality Growth Fund

For the six-month period ended January 31, 2011, the Fifth Third Quality Growth Fund (Institutional Shares) advanced 20.24% on a net of fee basis, underperforming its benchmark, the Russell 1000® Growth Index, which gained 20.96%.

Despite lingering weakness in U.S. consumer confidence and the seemingly ever-elusive housing recovery, domestic stocks performed well during the period. Moreover, sentiment regarding the outlook for the U.S. economy improved broadly, driven in part by a second round of quantitative easing from the U.S. Federal Reserve, in which it committed to buy up to $600 billion worth of government debt through June 2011, and Congress’ extension of the Bush-era tax cuts. Amid such rising optimism, commodities, small cap, and mid cap stocks exhibited market leadership during the period.

Against this backdrop, the Energy sector rallied sharply through the latter months of the period and the Fund suffered from an underweight position, relative to the benchmark, in this sector. Ineffective stock selection in the Consumer Discretionary sector also hindered relative gains, as exposure to low-beta names and a lack of exposure to the boldly advancing E-commerce retailers and services industry overshadowed solid returns from automobile-related holdings. Defensive positioning within the Materials sector further diminished performance.

Conversely, investments in cyclical names within the Industrials sector enhanced relative performance, as companies with considerable exposure to global growth trends excelled. Solid stock selection in the Consumer Staples sector, which lagged the benchmark, also supplied a relative lift.

Looking ahead, moderate economic growth and low inflation expectations should continue to support equities in 2011, although stubborn macroeconomic concerns may cause periodic spikes in volatility. Meanwhile, investors will likely shift their focus to sustainable revenue growth on the corporate front, and any shortfall could lead to a setback in the upward momentum seen through the fourth quarter of 2010 and into the opening month of 2011. As for the Fund, it ended the period with a continued cyclical bias, featuring overweight positions in the Industrials and Consumer Discretionary sectors and underweight stakes in the Information Technology and Energy sectors.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	20.24%	20.24%	3.11%	-0.69%

Class A Shares	14.06%	13.89%	1.81%	-1.45%

Class B Shares	14.70%	14.01%	1.73%	-1.68%

Class C Shares	18.66%	19.05%	2.07%	-1.70%

Russell 1000® Growth Index[1]	20.96%	25.14%	3.91%	-0.40%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.14% (Institutional Shares), 1.39% (Class A) and 2.14% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

Apple, Inc.	4.90%
International Business Machines Corp.	3.12%
Oracle Corp.	2.27%
BorgWarner, Inc.	2.10%
Deere & Co.	2.06%
Schlumberger, Ltd.	1.96%
Coca-Cola Co. (The)	1.96%
Ameriprise Financial, Inc.	1.92%
Occidental Petroleum Corp.	1.86%
McDonald’s Corp.	1.86%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Dividend Growth Fund

For the six-month period ended January 31, 2011, the Fifth Third Dividend Growth Fund (Institutional Shares) gained 15.37% on a net of fee basis, underperforming its benchmark, the Standard & Poor’s 500® Index, which rose 17.93%.

Optimism around the U.S. economy during the period boosted sentiment among investors, who bid cyclical growth stocks higher. A renewed commitment to an accommodative monetary policy from the U.S. Federal Reserve, which introduced the second round of quantitative easing—a program featuring up to $600 billion worth of government debt purchases by the central bank through June 2011—further whetted the market’s risk appetite. In turn, lower-quality equities outperformed higher-quality names and small and mid cap stocks posted better returns than large cap stocks.

Against such a backdrop, the Fund’s high-quality bias led to its underperformance during the period. Most notably, more defensive holdings within the Consumer Discretionary sector hindered relative gains, as did laggards in the Information Technology and Materials sectors.

Positive contributions came from positions in the Industrials sector, where the Fund’s holdings ranked among some of the sector’s best performers. Solid stock selection in the Utilities sector further enhanced relative results, as did an overweight position, relative to the benchmark, in the Energy sector.

While investors cheer the upturn in the U.S. economy, the challenge is discerning how much of that is directly tied to the abundance of liquidity in the system. Considering the lack of improvements in the employment picture and housing landscape, the argument that the economic gains will continue in a self-sustaining fashion is unconvincing.

Reflecting such a skeptical mindset, the Fund maintained a defensive tone during the period, with a continued emphasis on high-quality stocks. Although such holdings may continue to lag the benchmark in the near-term, the long-term track record of high-quality stocks is sound, especially during periods when the cost of capital—as measured by interest rates on debt—is rising. Given the Fed’s adherence to easy money policies over much of the past decade, chances appear good that rates will move higher in the coming quarters.

Investment Risk Considerations

As a non-diversified Fund, the Fund may invest a greater percentage of assets in a particular company or a smaller number of companies as compared to diversified funds. As a result, the value of the Fund’s shares may fluctuate more than funds invested in a broader range of companies.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	15.37%	19.36%	2.30%	-2.24%

Class A Shares	9.52%	13.08%	1.03%	-2.97%

Class B Shares	9.78%	13.13%	0.90%	-3.27%

Class C Shares	13.77%	18.11%	1.26%	-3.24%

S&P 500 Index[1]	17.93%	22.19%	2.24%	1.30%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 3.26% (Institutional Shares), 3.51% (Class A) and 4.26% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

International Business Machines Corp.	3.56%
Apple, Inc.	3.15%
Schlumberger, Ltd.	2.78%
Procter & Gamble Co. (The)	2.55%
Apache Corp.	2.49%
MetLife, Inc.	2.27%
JP Morgan Chase & Co.	2.23%
AmerisourceBergen Corp.	2.10%
Ameriprise Financial, Inc.	2.07%
Exxon Mobil Corp.	2.04%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Micro Cap Value Fund

For the six-month period ended January 31, 2011, the Fifth Third Micro Cap Value Fund (Institutional Shares) advanced 14.80% on a net of fee basis, underperforming its benchmarks, the Russell Microcap® Value Index, which rose 17.72%, and the Russell 2000® Value Index, which gained 18.21%.

A number of factors helped propel the U.S. equity markets during the period, including the U.S. Federal Reserve’s introduction of a second round of quantitative easing, a program in which the central bank will purchase up to $600 billion worth of government debt by June 2011. In addition, the mid-term elections generated what appeared to be business-friendly results, Congress approved the extension of Bush-era tax cuts, and corporations posted solid earnings results.

While investor enthusiasm mounted during the period, the Fund’s defensive orientation faltered. More specifically, a lack of exposure to the surging pharmaceuticals industry hindered returns from the Healthcare sector, along with laggards in the medical equipment and supplies industry. Within the Industrials sector, a lack of exposure to the surging aerospace and defense industry hindered returns, as did a considerable stake in the trucking industry, which slumped in late 2010 after a strong start to the year.

Alternatively, an overweight position, relative to the benchmark, in the semiconductor and semiconductor capital equipment industry, which rallied behind a bullish rise in capital expenditure plans, boosted relative returns from the Information Technology sector. Elsewhere, exposure in the Financials sector, led by rising investments in banks and insurers, proved advantageous, as did holdings in the Consumer Discretionary sector.

At period-end, the Fund maintained its defensive posture with regard to consumer-related stocks as household debt-reduction efforts and stubbornly high unemployment continued to curtail consumer spending. As a result, the Fund continued to hold overweight stakes in the Consumer Staples and Healthcare sectors. Optimism about global growth trends prompted overweight positions in the Industrials and Information Technology sectors, although the Fund was considerably underweight in the Energy sector, where rising oil prices had pushed many valuations beyond attractive levels.

Investment Risk Considerations

Micro capitalization funds typically carry additional risk since micro-cap companies generally have a higher risk of failure. Historically, micro-cap stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	14.80%	30.06%	2.20%	10.10%

Class A Shares	9.16%	23.01%	0.90%	9.28%

Class B Shares	9.15%	23.37%	0.97%	9.13%

Class C Shares	13.15%	28.37%	1.13%	9.14%

Russell 2000® Value Index[1]	18.21%	28.33%	1.90%	8.13%

Russell Microcap® Value Index[1]	17.72%	29.62%	-0.97%	8.73%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.76% (Institutional Shares), 2.01% (Class A) and 2.76% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

Celadon Group, Inc.	1.52%
Overhill Farms, Inc.	1.47%
North American Energy Partners, Inc.	1.43%
BofI Holding, Inc.	1.31%
Berkshire Hills Bancorp, Inc.	1.28%
Benihana, Inc.	1.27%
Pike Electric Corp.	1.27%
Ciber, Inc.	1.24%
Greenbrier Cos., Inc.	1.23%
WSFS Financial Corp.	1.23%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Small Cap Value Fund

For the six-month period ended January 31, 2011, the Fifth Third Small Cap Value Fund (Institutional Shares) rose 14.04% on a net of fee basis, underperforming its benchmark, the Russell 2000® Value Index, which gained 18.21%.

As signs of growth in the U.S. economy surfaced during the period, growth rates accelerated elsewhere in the world, most notably in emerging markets such as China. In turn, corporate earnings steadily improved. Meanwhile, the U.S. Federal Reserve, in an effort to encourage investment in riskier assets, rolled out a second round of quantitative easing—a program in which it agreed to purchase up to $600 billion worth of government bonds through June 2011.

Although the U.S. unemployment rate remained stubbornly high and inflationary pressures pushed energy and commodity prices higher, investor sentiment soared from late August 2010 on. Accordingly, stocks rallied as the capping of the BP oil spill in the Gulf of Mexico and the mid-term elections supplied additional positive catalysts.

The Fund’s performance was diminished by stock selection in the Energy sector as a result of investments in the natural gas industry where prices stagnated or declined. The Fund also suffered from a lack of exposure to rising coal mining stocks. Ineffective stock selection among commercial banks weighed on returns from the Financials sector. In the Materials sector, lagging investments in chemical and paper producers overshadowed gains generated by an overweight position, relative to the benchmark, in the precious metals industry.

Conversely, an overweight stake in the Industrials sector supplied a relative lift, bolstered by gainers in the electrical equipment and aerospace and defense industries. Solid stock selection among semiconductor-related names enhanced relative gains from the Information Technology sector, while investments in the wireless communications space helped relative results from the Telecommunication Services sector.

During the period, improved confidence in the U.S. economic recovery prompted a reduction in exposure to the traditionally defensive Consumer Staples sector and a greater stake in the economically sensitive Consumer Discretionary sector. The Fund also modestly upped its weightings to the Industrials and previously beaten down Healthcare sectors, while holdings in the soaring Energy sector and sluggish Financials sector were trimmed.

Investment Risk Considerations

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies’ stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of January 31, 2011

	Inception Date	6 Months#	1 Year	5 Year	Since Inception

Institutional	4/1/03	14.04%	20.61%	2.91%	10.14%

Class A Shares	4/1/03	8.25%	14.23%	1.60%	9.14%

Class B Shares	4/1/03	8.55%	14.44%	1.56%	9.04%

Class C Shares	4/1/03	12.47%	19.37%	1.86%	9.02%

Russell 2000® Value Index[1]		18.21%	28.33%	1.90%	11.48%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.32% (Institutional Shares), 1.57% (Class A) and 2.32% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

Coeur d’Alene Mines Corp.	2.08%
FNB Corp.	1.99%
Fresh Del Monte Produce, Inc.	1.94%
Old National Bancorp	1.84%
Rent-A-Center, Inc.	1.78%
KAR Auction Services, Inc.	1.76%
Fred’s, Inc.	1.75%
Great Lakes Dredge & Dock Corp.	1.75%
Cash America International, Inc.	1.73%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

All Cap Value Fund

For the six-month period ended January 31, 2011, the Fifth Third All Cap Value Fund (Institutional Shares) advanced 19.27% on a net of fee basis, outperforming its primary benchmark, the Russell 3000® Value Index, which gained 16.73%.

Fears of a double-dip recession, which plagued the U.S. financial markets for much of the summer of 2010, started fading early in the period amid initial hints that the U.S. Federal Reserve would approve a second round of quantitative easing. In fact, the program, featuring up to $600 billion worth of purchases of government bonds through June 2011 by the central bank, was rolled out in November 2010, shortly after investors cheered the Congress-altering outcome of the mid-term elections.

Both developments contributed to a surge in risk tolerance among domestic investors, who were further emboldened by increasing calmness in the previously volatile European debt markets. In turn, lower-quality, smaller cap, and higher-beta stocks generally led the market. This proved advantageous for the Fund, which carried an average weighted market cap of $58.9 billion, smaller than the benchmark’s $66.9 billion average.

In addition, as improving economic confidence sparked investor enthusiasm for more cyclical stocks, the Fund benefited from such holdings in the Industrials and Materials sectors. Overweight positions, relative to the benchmark, in both sectors further aided relative returns, as did an overweight stake in the soaring Energy sector and holdings in the Financials sector, where declining levels of delinquent and non-performing loans helped reinforce improving fundamentals.

Laggards in the Information Technology and consumer-related sectors diminished relative gains. Most notably, earnings disappointments from specialty retailers impacted returns in the Consumer Discretionary sector and tighter margins among food retailers bogged down the Consumer Staples stake.

During the period, the Fund took advantage of sizeable gains in the Industrials sector to book profits and direct many of the proceeds into the Financials sector. Elsewhere, the encouraging economic outlook contributed to overweight positions in the Information Technology, Materials, and Energy sectors, as well as underweight stakes in the Healthcare, Utilities, and Consumer Staples sectors.

Investment Risk Considerations

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies’ stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	19.27%	20.28%	0.59%	4.88%

Class A Shares	13.25%	14.05%	-0.66%	4.08%

Class B Shares	13.68%	14.05%	-0.67%	3.88%

Class C Shares	17.67%	19.05%	-0.41%	3.87%

Russell 3000® Value Index[1]	16.73%	22.09%	1.02%	3.79%

Russell Midcap® Value Index[1]	19.77%	31.13%	3.66%	8.35%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.47% (Institutional Shares), 1.72% (Class A) and 2.47% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares. For the period prior to August 13, 2001, the quoted performance of the All Cap Value Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Equity Fund Institutional Shares with an inception date of April 1, 1999. The inception date for the Class A, Class B and Class C Shares is August 13, 2001. Prior to such date, the quoted performance for Class A Shares reflects performance of the Fifth Third/Maxus Equity Fund Investor Shares and is adjusted for the maximum sales charges. The quoted performance of Class B and Class C Shares reflects the performance of the Fifth Third/Maxus Equity Fund Investor Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

General Electric Co.	3.84%
JP Morgan Chase & Co.	3.49%
ConocoPhillips	2.43%
Citigroup, Inc.	2.42%
Dow Chemical Co. (The)	2.32%
UnitedHealth Group, Inc.	2.14%
Apache Corp.	2.08%
Chevron Corp.	2.02%
Forest Laboratories, Inc.	1.96%
Goldman Sachs Group, Inc. (The)	1.95%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Disciplined Large Cap Value Fund

For the six-month period ended January 31, 2011, the Fifth Third Disciplined Large Cap Value Fund (Institutional Shares) gained 16.99% on a net of fee basis, outperforming its benchmark, the Russell 1000® Value Index, which rose 16.60%.

Investor sentiment improved markedly during the period as the U.S. economy firmed and the U.S. Federal Reserve rolled out a second round of quantitative easing. The program, under which it will buy up to $600 billion worth of government debt through June 2011, inspired investors to turn away from more conservative asset classes such as U.S. Treasury securities and push into riskier investments. Accordingly, small and mid cap stocks generally outperformed large capitalization equities and lower quality stocks generally outperformed higher quality names.

From a sector perspective, pro-cyclical groups tended to outperform during the period, with the Energy, Materials, and Industrials sectors leading the benchmark. Traditionally defensive sectors such as Consumer Staples and Utilities ranked among the poorest performers, along with the Financials sector, which contended with lingering uncertainties in the banking industry.

Within the Fund, advantageous stock selection in the Financials, Telecommunication Services, and Healthcare sectors bolstered relative returns. In addition, an overweight position, relative to the benchmark, in the Energy sector enhanced relative performance, as did underweight stakes in the Consumer Staples and Utilities sectors.

Alternatively, investments in the Consumer Discretionary, Information Technology, and Utilities sectors hindered relative gains, as did a high-quality bias that was present for much of the period.

Investment Risk Considerations

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	16.99%	18.70%	1.31%	3.36%

Class A Shares	11.00%	12.44%	0.01%	2.57%

Class B Shares	11.47%	12.52%	-0.01%	2.35%

Class C Shares	15.41%	17.40%	0.29%	2.32%

Russell 1000® Value Index[1]	16.60%	21.54%	0.96%	3.45%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.11% (Institutional Shares), 1.36% (Class A) and 2.11% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

Chevron Corp.	4.76%
UnitedHealth Group, Inc.	4.35%
JP Morgan Chase & Co.	4.28%
General Electric Co.	4.18%
Citigroup, Inc.	3.70%
ConocoPhillips	3.44%
Verizon Communications, Inc.	3.00%
Teva Pharmaceutical Industries, Ltd.	2.81%
Apache Corp.	2.67%
U.S. Bancorp	2.51%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Structured Large Cap Plus Fund

For the six-month period ended January 31, 2011, the Fifth Third Structured Large Cap Plus Fund (Institutional Shares) advanced 18.79% on a net of fee basis, outperforming its primary benchmark, the Standard & Poor’s 500® Index, which gained 17.93%.

Stocks, in general, performed well during the period as improved economic conditions prompted increased optimism about the economy and corporate earnings. The U.S. Federal Reserve bolstered rising sentiment by rolling out a second round of quantitative easing—a program in which the central bank will purchase up to $600 billion worth of government debt through June 2011. Investors responded by bidding up riskier stocks, particularly low quality names in the small and mid cap universes.

During such periods when higher beta, high risk and low quality stocks lead the market, the quantitative model that drives the Fund’s investment strategy tends to struggle. As such, valuation was the lone factor group to positively impact Fund returns, while earnings quality, capital discipline, and investor sentiment detracted from relative results. Driven by solid performance of valuation factors, the Fund’s return forecasting model successfully identified many companies that went on to outperform the benchmark. Yet it was unsuccessful in identifying companies that proceeded to underperform the benchmark. Stock selection among the laggards, however, helped mitigate the negative impact on overall relative returns.

An underweight position, relative to the benchmark, in the Financials sector also helped Fund performance, along with solid stock selection in the diversified financial services and capital markets industries. Additionally, solid stock selection in the computers and peripherals industry bolstered returns from the Information Technology sector, along with effective investments in the pharmaceuticals industry.

Detractors from performance included ineffective investments in the Utilities sector and the Consumer Staples sector, where poor selection among food producers hurt performance. An overweight stake in the metals and mining industry also limited relative gains from the Materials sector. Additionally, the Fund’s short positions modestly detracted from relative results.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

The Fund is subject to risks associated with short selling, which may result in the Fund sustaining greater losses or lower returns than if the Fund held only long positions.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	18.79%	23.37%	-3.31%	-1.88%

Class A Shares	12.82%	16.83%	-4.51%	-2.62%

Class B Shares	13.24%	17.21%	-4.62%	-2.85%

Class C Shares	17.13%	22.05%	-4.31%	-2.87%

S&P 500 Index[1]	17.93%	22.19%	2.24%	1.30%

Russell 1000® Index[1]	18.76%	23.33%	2.51%	1.74%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect dividends on short sales, extraordinary expenses and interest expense as well as the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.71% (Institutional Shares), 1.96% (Class A) and 2.71% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares. For the period prior to October 29, 2001, the quoted performance of the Structured Large Cap Plus Fund Institutional Shares reflects the performance of the Kent Growth and Income Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for the Class A Shares reflects performance of the Kent Growth and Income Fund Investment Shares, with an inception date of December 1, 1992, adjusted for maximum sales charge. The inception date of Class B and Class C Shares is October 29, 2001. The quoted performance of Class B and Class C Shares reflects the performance of the Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

International Business Machines Corp.	2.32%
Microsoft Corp.	2.26%
JP Morgan Chase & Co.	2.16%
Apple, Inc.	1.87%
Chevron Corp.	1.81%
Intel Corp.	1.70%
ConocoPhillips	1.68%
Exxon Mobil Corp.	1.62%
Verizon Communications, Inc.	1.59%
Procter & Gamble Co. (The)	1.48%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Equity Index Fund

For the six-month period ended January 31, 2011, the Fifth Third Equity Index Fund (Institutional Shares) gained 17.89% on a net of fee basis, compared to its benchmark, the S&P 500® Index, which gained 17.93%.

The Fund generally seeks to replicate the returns of the S&P 500® Index, but modest underperformance may result from Fund expenses and an assortment of technical factors. One area where an advantage may materialize is in the process surrounding index membership changes. During the period, eight index changes occurred, including three due to merger and acquisition activity and five due to shifts between the benchmark and the S&P 400® Index of mid cap stocks.

More broadly, equities performed well during the period as economic indicators firmed in the U.S. and abroad. Overlooking stubbornly high unemployment and extended struggles in the housing market, investors also cheered continued monetary accommodation from the U.S. Federal Reserve, which introduced a second round of quantitative easing. The program authorized up to $600 billion in purchases of government debt by the central bank through June 2011.

Such conditions fueled a drive for cyclical growth stocks, which tend to perform well as economic growth rates climb. As a result, the Energy, Materials, and Industrials sectors led the index during the period.

Alternatively, returns from traditionally defensive sectors trailed the index’s broader results, although all 10 sectors generated gains on an absolute basis. Laggards included the Utilities, Consumer Staples, and Healthcare sectors.

Investment Risk Considerations

The Fund invests substantially all of its assets in common stock of companies that make up the S&P 500® Index. The Advisor attempts to track the performance of the S&P 500® Index to achieve a correlation of 95% between the performance of the Fund and that of the S&P 500® Index without taking into account the Fund’s expenses.

It is important to remember that there are risks associated with index investing, including the potential risk of market decline, as well as the risks associated with investing in specific companies.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	17.89%	22.10%	2.14%	1.11%

Class A Shares	11.83%	15.69%	0.84%	0.34%

Class B Shares	12.31%	15.90%	0.75%	0.10%

Class C Shares	16.16%	20.60%	1.07%	0.07%

Select Shares	17.80%	22.01%	2.06%	1.02%

Preferred Shares	17.82%	21.93%	1.99%	0.95%

Trust Shares	17.74%	21.79%	1.89%	0.86%

S&P 500® Index[1]	17.93%	22.19%	2.24%	1.30%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 0.60% (Institutional Shares), 0.85% (Class A), 0.68% (Select Shares), 0.75% (Preferred Shares), 0.85% (Trust shares) and 1.60% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares. For the period prior to October 29, 2001, the quoted performance of the Equity Index Fund Institutional Shares reflects the performance of the Kent Index Equity Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for the Class A Shares reflects the performance of the Kent Index Equity Fund Investment Shares, with an inception date of November 25, 1992, adjusted for maximum sales charge. The inception date for the Class B and Class C is October 29, 2001. Prior to such date, quoted performance of Class B and Class C reflects performance of the Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C. The inception date for the Select, Preferred and Trust Shares is October 20, 2003. Prior to such date, quoted performance of the Select, Preferred and Trust Shares reflects performance of the Institutional Shares and is adjusted to reflect expenses for Select, Preferred and Trust Shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

Exxon Mobil Corp.	3.28%
Apple, Inc.	2.51%
General Electric Co.	1.73%
Microsoft Corp.	1.68%
International Business Machines Corp.	1.62%
Chevron Corp.	1.54%
Procter & Gamble Co. (The)	1.42%
JP Morgan Chase & Co.	1.42%
Wells Fargo & Co.	1.37%
Johnson & Johnson	1.32%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

International Equity Fund

For the six-month period ended January 31, 2011, the Fifth Third International Equity Fund (Institutional Shares) advanced 17.42% on a net of fee basis, outperforming its benchmark, the MSCI EAFE Index, Net, which rose 16.10%.

Better corporate earnings and improving macroeconomic data helped propel international stocks to solid gains during the period. An easing of concerns over European sovereign debt issues bolstered investor confidence, while rising demand for energy and commodities helped push markets higher in countries that produce raw materials, including many emerging market countries.

Within the Fund, solid stock selection in the Financials, Materials, and Industrials sectors contributed positively to relative gains. Most notably, investments in commercial banks and insurers aided the Financials stake, while chemicals and metals and mining companies boosted the Materials exposure. Within the Industrials sector, outperformance among construction and engineering firms led the way.

Alternatively, an underweight position, relative to the benchmark, in the automobiles industry and weak stock selection in the media industry resulted in underperformance in the Consumer Discretionary sector. Overweight stakes in the Telecommunication Services and Utilities sectors—two of the poorest performers in the benchmark—further weighed on relative returns.

From a geographic perspective, investments in Japan, especially within the Financials sector, the Netherlands, and Australia supplied a relative lift. Conversely, ineffective stock selection in France, Hong Kong, and Switzerland proved a drag.

Among the Fund’s factor groups—valuation, earnings quality, and sentiment—valuation and sentiment positively impacted relative returns. Meanwhile, quality factors generated essentially flat results.

Investment Risk Considerations

An investment in this Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. The Fund’s share price is expected to be more volatile than that of a U.S.-only fund.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	17.42%	17.58%	0.55%	3.24%

Class A Shares	11.51%	11.37%	-0.73%	2.50%

Class B Shares	11.85%	11.37%	-0.70%	2.22%

Class C Shares	15.97%	16.46%	-0.45%	2.21%

MSCI EAFE Index, Net[1]	16.10%	15.38%	1.72%	3.75%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect interest expense as well as the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.35% (Institutional Shares), 1.60% (Class A) and 2.35% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2011*

as a percentage of value of investments†

Royal Dutch Shell PLC, Class A	2.07%
Novartis AG	1.82%
BNP Paribas	1.62%
BHP Billiton PLC	1.57%
Allianz SE	1.57%
British American Tobacco PLC	1.47%
AstraZeneca PLC	1.45%
BASF SE	1.44%
Total SA	1.40%
Novo Nordisk AS	1.32%

* Long-term securities.
† Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Strategic Income Fund

For the six-month period ended January 31, 2011, the Fifth Third Strategic Income Fund (Institutional Shares) gained 5.78% on a net of fee basis, outperforming its benchmark, the Barclays Capital U.S. Aggregate Bond Index, which advanced 0.20%.

Optimism around the U.S. economy during the period boosted sentiment among investors, who bid cyclical growth stocks higher. A renewed commitment to an accommodative monetary policy from the U.S. Federal Reserve, which introduced the second round of quantitative easing—a program featuring up to $600 billion worth of government debt purchases by the central bank through June 2011—further whetted the market’s risk appetite. In turn, most equities rallied sharply and preferred stocks, corporate bonds, and high yield bonds all outperformed U.S. Treasury securities, which posted dismal returns.

Within such a risk inclined environment, the Fund’s equity exposure, investments in mortgage-related Real Estate Investment Trusts (REITs), corporate bonds, and REIT preferred stocks contributed to the Fund’s outperformance. An already underweight exposure, relative to the benchmark, to Treasuries was cut further, while investments in the European Financials sector proved a modest drag.

Watching investors cheer the upturn in the U.S. economy, the challenge is discerning how much of that is directly tied to the abundance of liquidity in the system. Considering the lack of improvements in the employment picture and housing landscape, the argument that the economic gains will continue in a self-sustaining fashion is unconvincing.

Reflecting such a skeptical mindset, the Fund adopted a more defensive tone during the period, selling holdings that reached price targets and adding securities with optimal risk-reward characteristics. For example, it added some sovereign debt issued by New Zealand and Poland—two countries with solid economic dynamics and select convertible bonds, which tend to offer steadier near-term prospective returns and potential exposure to equity gains in the future.

Investment Risk Considerations

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	5.78%	12.38%	5.17%	6.22%

Class A Shares	0.33%	6.61%	3.86%	5.36%

Class B Shares	0.16%	6.31%	3.83%	5.20%

Class C Shares	4.22%	11.32%	4.15%	5.15%

Barclays Capital U.S. Aggregate Bond Index[1]	0.20%	5.06%	5.82%	5.68%

Barclays Capital Intermediate Credit Bond Index[1]	1.59%	6.74%	6.17%	6.06%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.37% (Institutional Shares), 1.62% (Class A) and 2.37% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The quoted performance does not reflect the deduction of taxes on Fund distributions or redemption of shares. For the period prior to October 22, 2001, the quoted performance for the Fifth Third Strategic Income Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Income Fund Institutional Shares with an inception date of September 1, 1998. Class A, Class B and Class C Shares were initially offered on April 1, 2004, April 1, 2004 and October 29, 2001, respectively. The performance figures for Class A, Class B and Class C Shares for periods prior to such dates represent the performance for the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985 and are adjusted to reflect expenses and applicable sales charges for the respective share class.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Fund Holdings as of January 31, 2011

as a percentage of value of investments†

†   Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Fifth Third LifeModel Aggressive FundSM

For the six-month period ended January 31, 2011, the Fifth Third LifeModel Aggressive FundSM (Institutional Shares) advanced 18.73% on a net of fee basis, outperforming its benchmark, a blend of the Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which gained 17.04%.

As sentiment spread that the U.S. would not tumble into a double-dip recession—a cloud that hung over the financial markets for much of the summer of 2010—investors grew increasingly comfortable with riskier assets during the period. As such, equities across the spectrum posted double-digit gains, led by small cap and mid cap stocks, particularly among growth holdings and lower-quality names. Impressive improvements in corporate earnings further propelled stock prices, which climbed nearly unabated from late August on.

In turn, fixed income investments suffered as prices fell and rates rose. Although the U.S. Federal Reserve kept its overnight lending rate between 0.00% and 0.25%, the key rate served as an anchor for a steepening yield curve, which reflected climbing rates at all other maturities. A new version of quantitative easing, in which the Fed agreed to purchase up to $600 billion worth of government debt by June 2011, did little to slow the ascent, especially at the long end of the yield curve.

Within the Fund, a considerably overweight position, relative to the benchmark targets, in equities aided relative performance. Within the stock exposure, overweight stakes in mid cap growth and small cap growth equities bolstered relative gains. Alternatively, overweight stakes in international and large cap stocks modestly diminished performance.

At period-end, investors seemed to have settled into the expectation that the U.S. economy was following a path of modest growth. Steeled by the experiences of the recent recession, corporations—especially high-quality entities—reported sound fundamentals and appeared ready to capitalize on opportunities for growth. Fixed income investors, on the other hand, tread carefully as the likelihood for higher rates in the near future loomed even larger.

Investment Risk Considerations

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of January 31, 2011

	Inception Date	6 Months#	1 Year	5 Year	Since Inception

Institutional	8/1/02	18.73%	21.80%	1.10%	6.41%

Class A Shares	8/1/02	12.60%	15.39%	-0.20%	5.48%

Class B Shares	8/1/02	13.25%	15.68%	-0.20%	5.36%

Class C Shares	8/1/02	17.15%	20.57%	0.08%	5.34%

LifeModel Aggressive Target Neutral 90% Russell 3000® Index/10% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend[1]		17.04%	22.11%	2.98%	6.88%

LifeModel Aggressive Target Neutral Style Class Index Blend[1]		17.17%	22.40%	3.18%	8.11%

Barclays Capital U.S. Intermediate Government/Credit Bond Index[1]		0.57%	4.84%	5.61%	4.94%

Russell 3000® Index[1]		18.92%	23.95%	2.51%	6.94%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 0.56% (Institutional Shares), 0.81% (Class A) and 1.56% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Fund Holdings as of January 31, 2011

as a percentage of value of investments†

†   Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Fifth Third LifeModel Moderately Aggressive FundSM

For the six-month period ended January 31, 2011, the Fifth Third LifeModel Moderately Aggressive FundSM (Institutional Shares) advanced 15.05% on a net of fee basis, outperforming its benchmark, a blend of the Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which gained 13.31%.

As sentiment spread that the U.S. would not tumble into a double-dip recession—a cloud that hung over the financial markets for much of the summer of 2010—investors grew increasingly comfortable with riskier assets during the period. As such, equities across the spectrum posted double-digit gains, led by small cap and mid cap stocks, particularly among growth holdings and lower-quality names. Impressive improvements in corporate earnings further propelled stock prices, which climbed nearly unabated from late August on.

In turn, fixed income investments suffered as prices fell and rates rose. Although the U.S. Federal Reserve kept its overnight lending rate between 0.00% and 0.25%, the key rate served as an anchor for a steepening yield curve, which reflected climbing rates at all other maturities. A new version of quantitative easing, in which the Fed agreed to purchase up to $600 billion worth of government debt by June 2011, did little to slow the ascent, especially at the long end of the yield curve.

Within the Fund, a considerably overweight position, relative to the benchmark targets, in equities aided relative performance. Within the stock exposure, overweight stakes in mid cap growth and small cap growth equities bolstered relative gains. Alternatively, overweight stakes in international and large cap stocks modestly diminished performance.

At period-end, investors seemed to have settled into the expectation that the U.S. economy was following a path of modest growth. Steeled by the experiences of the recent recession, corporations—especially high-quality entities—reported sound fundamentals and appeared ready to capitalize on opportunities for growth. Fixed income investors, on the other hand, tread carefully as the likelihood for higher rates in the near future loomed even larger.

Investment Risk Considerations

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of January 31, 2011

	Inception Date	6 Months#	1 Year	5 Year	Since Inception

Institutional	8/1/02	15.05%	18.01%	1.81%	6.43%

Class A Shares	8/1/02	9.22%	11.88%	0.55%	5.53%

Class B Shares	8/1/02	9.47%	11.85%	0.52%	5.43%

Class C Shares	8/1/02	13.48%	16.86%	0.83%	5.39%

LifeModel Moderately Aggressive Target Neutral 70% Russell 3000® Index/30% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend[1]		13.31%	18.38%	3.81%	6.66%

LifeModel Moderately Aggressive Target Neutral Style Class Index Blend[1]		13.44%	18.60%	3.99%	7.67%

Barclays Capital U.S. Intermediate Government/Credit Bond Index[1]		0.57%	4.84%	5.61%	4.94%

Russell 3000® Index[1]		18.92%	23.95%	2.51%	6.94%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 0.55% (Institutional Shares), 0.80% (Class A) and 1.55% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Fund Holdings as of January 31, 2011

as a percentage of value of investments†

†   Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Fifth Third LifeModel Moderate FundSM

For the six-month period ended January 31, 2011, the Fifth Third LifeModel Moderate FundSM (Institutional Shares) advanced 11.31% on a net of fee basis, outperforming its benchmark, a blend of the Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which gained 9.62%.

As sentiment spread that the U.S. would not tumble into a double-dip recession—a cloud that hung over the financial markets for much of the summer of 2010—investors grew increasingly comfortable with riskier assets during the period. As such, equities across the spectrum posted double-digit gains, led by small cap and mid cap stocks, particularly among growth holdings and lower-quality names. Impressive improvements in corporate earnings further propelled stock prices, which climbed nearly unabated from late August on.

In turn, fixed income investments suffered as prices fell and rates rose. Although the U.S. Federal Reserve kept its overnight lending rate between 0.00% and 0.25%, the key rate served as an anchor for a steepening yield curve, which reflected climbing rates at all other maturities. A new version of quantitative easing, in which the Fed agreed to purchase up to $600 billion worth of government debt by June 2011, did little to slow the ascent, especially at the long end of the yield curve.

Within the Fund, a considerably overweight position, relative to the benchmark targets, in equities aided relative performance. Furthermore, overweight stakes in mid cap growth and small cap growth equities bolstered relative gains, as did underweight exposures to longer-term and high yield bonds. Alternatively, overweight stakes in international and large cap stocks modestly diminished performance.

At period-end, investors seemed to have settled into the expectation that the U.S. economy was following a path of modest growth. Steeled by the experiences of the recent recession, corporations—especially high-quality entities—reported sound fundamentals and appeared ready to capitalize on opportunities for growth. Fixed income investors, on the other hand, tread carefully as the likelihood for higher rates in the near future loomed even larger.

Investment Risk Considerations

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of January 31, 2011

	Inception Date	6 Months#	1 Year	5 Year	Since Inception

Institutional	8/1/02	11.31%	14.77%	2.51%	5.51%

Class A Shares	8/1/02	5.57%	8.93%	1.23%	4.61%

Class B Shares	8/1/02	5.71%	8.59%	1.17%	4.50%

Class C Shares	8/1/02	9.72%	13.61%	1.49%	4.46%

LifeModel Moderate Target Neutral 50% Russell 3000® Index/50% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend[1]		9.62%	14.57%	4.51%	6.32%

LifeModel Moderate Target Neutral Style Class Index Blend[1]		9.75%	14.73%	4.66%	7.11%

Barclays Capital U.S. Intermediate Government/Credit Bond Index[1]		0.57%	4.84%	5.61%	4.94%

Russell 3000® Index[1]		18.92%	23.95%	2.51%	6.94%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 0.46% (Institutional Shares), 0.71% (Class A) and 1.46% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Fund Holdings as of January 31, 2011

as a percentage of value of investments†

†   Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Fifth Third LifeModel Moderately Conservative FundSM

For the six-month period ended January 31, 2011, the Fifth Third LifeModel Moderately Conservative FundSM (Institutional Shares) advanced 9.55% on a net of fee basis, outperforming its benchmark, a blend of the Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which gained 7.78%.

As sentiment spread that the U.S. would not tumble into a double-dip recession—a cloud that hung over the financial markets for much of the summer of 2010—investors grew increasingly comfortable with riskier assets during the period. As such, fixed income investments suffered as prices fell and rates rose. Although the U.S. Federal Reserve kept its overnight lending rate between 0.00% and 0.25%, the key rate served as an anchor for a steepening yield curve, which reflected climbing rates at all other maturities. A new version of quantitative easing, in which the Fed agreed to purchase up to $600 billion worth of government debt by June 2011, did little to slow the ascent, especially at the long end of the yield curve.

In turn, equities across the spectrum posted double-digit gains, led by small cap and mid cap stocks, particularly among growth holdings and lower-quality names. Impressive improvements in corporate earnings further propelled stock prices, which climbed nearly unabated from late August 2010 on.

Within the Fund, an overweight position, relative to the benchmark targets, in equities aided relative performance. Furthermore, overweight stakes in mid cap growth and small cap growth equities bolstered relative gains, as did underweight exposures to longer-term and high yield bonds. Alternatively, overweight stakes in international and large cap stocks modestly diminished performance.

At period-end, investors seemed to have settled into the expectation that the U.S. economy was following a path of modest growth. Steeled by the experiences of the recent recession, corporations—especially high-quality entities—reported sound fundamentals and appeared ready to capitalize on opportunities for growth. Fixed income investors, on the other hand, tread carefully as the likelihood for higher rates in the near future loomed even larger.

Investment Risk Considerations

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of January 31, 2011

	Inception Date	6 Months#	1 Year	5 Year	Since Inception

Institutional	8/1/02	9.55%	13.22%	2.95%	5.01%

Class A Shares	8/1/02	3.94%	7.18%	1.64%	4.11%

Class B Shares	8/1/02	3.92%	7.02%	1.60%	4.02%

Class C Shares	8/1/02	7.94%	12.03%	1.92%	3.96%

LifeModel Moderately Conservative Target Neutral 40% Russell 3000® Index/60% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend[1]		7.78%	12.65%	4.80%	6.10%

LifeModel Moderately Conservative Target Neutral Style Class Index Blend[1]		7.93%	12.78%	4.94%	6.78%

Barclays Capital U.S. Intermediate Government/Credit Bond Index[1]		0.57%	4.84%	5.61%	4.94%

Russell 3000® Index[1]		18.92%	23.95%	2.51%	6.94%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 0.64% (Institutional Shares), 0.89% (Class A) and 1.64% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Fund Holdings as of January 31, 2011

as a percentage of value of investments†

†   Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Fifth Third LifeModel Conservative FundSM

For the six-month period ended January 31, 2011, the Fifth Third LifeModel Conservative FundSM (Institutional Shares) advanced 5.82% on a net of fee basis, outperforming its benchmark, a blend of the Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which gained 4.15%.

As sentiment spread that the U.S. would not tumble into a double-dip recession—a cloud that hung over the financial markets for much of the summer of 2010—investors grew increasingly comfortable with riskier assets during the period. As such, fixed income investments suffered as prices fell and rates rose. Although the U.S. Federal Reserve kept its overnight lending rate between 0.00% and 0.25%, the key rate served as an anchor for a steepening yield curve, which reflected climbing rates at all other maturities. A new version of quantitative easing, in which the Fed agreed to purchase up to $600 billion worth of government debt by June 2011, did little to slow the ascent, especially at the long end of the yield curve.

In turn, equities across the spectrum posted double-digit gains, led by small cap and mid cap stocks, particularly among growth holdings and lower-quality names. Impressive improvements in corporate earnings further propelled stock prices, which climbed nearly unabated from late August 2010 on.

Within the Fund, an overweight position, relative to the benchmark targets, in equities aided relative performance. Furthermore, overweight stakes in mid cap growth and small cap growth equities bolstered relative gains, along with an underweight exposure to longer-term bonds. Alternatively, overweight stakes in international and large cap stocks modestly diminished performance.

At period-end, investors seemed to have settled into the expectation that the U.S. economy was following a path of modest growth. Steeled by the experiences of the recent recession, corporations—especially high-quality entities—reported sound fundamentals and appeared ready to capitalize on opportunities for growth. Fixed income investors, on the other hand, tread carefully as the likelihood for higher rates in the near future loomed even larger.

Investment Risk Considerations

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of January 31, 2011

	Inception Date	6 Months#	1 Year	5 Year	Since Inception

Institutional	8/1/02	5.82%	9.77%	3.07%	4.37%

Class A Shares	8/1/02	0.37%	3.99%	1.77%	3.47%

Class B Shares	8/1/02	0.29%	3.70%	1.72%	3.38%

Class C Shares	8/1/02	4.37%	8.66%	2.05%	3.34%

LifeModel Conservative Target Neutral 20% Russell 3000® Index/80% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend[1]		4.15%	8.76%	5.28%	5.58%

LifeModel Conservative Target Neutral Style Class Index Blend[1]		4.30%	8.84%	5.38%	6.04%

Barclays Capital U.S. Intermediate Government/Credit Bond Index[1]		0.57%	4.84%	5.61%	4.94%

Russell 3000® Index[1]		18.92%	23.95%	2.51%	6.94%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 0.73% (Institutional Shares), 0.98% (Class A) and 1.73% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Fund Holdings as of January 31, 2011

as a percentage of value of investments†

†   Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

High Yield Bond Fund

For the six-month period ended January 31, 2011, the Fifth Third High Yield Bond Fund (Institutional Shares) gained 7.89% on a net of fee basis, underperforming its benchmark, the BofA Merrill Lynch U.S. High Yield, Cash Pay Index, which advanced 8.45%.

Improved economic expectations and sizeable developments on both the monetary and fiscal fronts convinced investors to close out 2010 with a flourish. A pickup in consumption and better trade balance prompted many economists to up their 2011 forecasts, while the U.S. Federal Reserve renewed its accommodative monetary policy by rolling out a second round of quantitative easing. Under the program, the central bank may buy up to $600 billion worth of government debt by June 2011. On the fiscal front, Congress agreed to extend Bush-era tax cuts.

Although medium- and long-term interest rates rose in response to such developments, high yield bonds tended to benefit from the market’s thirst for riskier assets. As a result, the spread between high-yield interest rates and yields on Treasuries narrowed considerably during the period. Within the asset class, the lowest quality segment (CCC-rated securities) outperformed higher-quality bonds (B- and BB-rated securities), which tend to be more sensitive to interest rate movement.

Within the Fund, an overweight position, relative to the benchmark, in B-rated securities hindered relative performance, along with a lack of exposure to select groups within the Financials sector. An overweight stake in Utilities further detracted from performance, although solid security selection within the sector proved advantageous. Similarly, effective security selection within the Energy sector supplied a relative boost.

Looking ahead, although the economy is expected to generate solid growth in the first half of 2011, there is some question whether it can sustain momentum through the second half. Within the high yield market, however, valuations remain comparatively attractive, given the increasing confidence in the economic recovery, declining default rates, and the absence of other compelling fixed income options. As the Fund maintains its high quality bias, it continues to strive for less volatility than the broader market while delivering attractive risk-adjusted returns over the long-term.

Investment Risk Considerations

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Investors in any bond fund may be subject to fluctuations in price due to issuer and credit quality, rising interest rates, inflation and call risks associated with the underlying bonds owned by the fund.

Average Annual Total Returns as of January 31, 2011

	Inception Date	6 Months#	1 Year	5 Year	Since Inception

Institutional	11/29/05	7.89%	13.51%	8.27%	8.29%

Class A Shares	11/29/05	2.76%	7.99%	6.90%	6.95%

Class B Shares	11/29/05	2.37%	7.40%	6.89%	7.07%

Class C Shares	11/29/05	6.39%	12.45%	7.21%	7.22%

BofA Merrill Lynch U.S. High Yield, Cash Pay Index[1]		8.45%	15.87%	8.78%	9.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 1.15% (Institutional Shares), 1.40% (Class A) and 2.15% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 4.75%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The quoted performance does not reflect the deduction of taxes on Fund distributions or redemption of shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Fund Holdings as of January 31, 2011

as a percentage of value of investments†

†   Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Total Return Bond Fund

For the six-month period ended January 31, 2011, the Fifth Third Total Return Bond Fund (Institutional Shares) advanced 1.35% on a net of fee basis, outperforming its benchmark, the Barclays Capital U.S. Aggregate Bond Index, which gained 0.20%.

Investors spent much of the period embracing risk. The primary catalyst was the decision by the U.S. Federal Reserve to roll out a second round of quantitative easing—a program in which it will purchase up to $600 billion worth of government bonds through June 2011. With the Fed bidding up prices and keeping yields (which move in the opposite direction of prices) low on short- and medium-term government debt, investors were encouraged to venture into riskier assets offering better potential returns.

The Fed’s strategy proved effective as equities considerably outperformed U.S. Treasury securities, as did riskier fixed income assets such as Commercial Mortgage-Backed Securities (CMBS) and corporate bonds. Non-U.S. Government Agency Mortgage-Backed Securities (MBS), which received a lift from the continuation of U.S. Treasury’s Public-Private Investment Partnership, also outperformed Treasuries.

Fund performance benefited from overweight positions, relative to the benchmark, in CMBS, non-Agency MBS, and corporate bonds. A short duration, which is designed to enhance returns in a rising-rate environment, further aided returns as longer-term rates climbed, while an underweight stake in Agency MBS, which modestly outperformed Treasuries, slightly hindered relative results.

During the period, the Fund took profits on non-Agency MBS that climbed despite minimal improvement in fundamentals, and directed the proceeds into CMBS and corporate bonds featuring much sounder fundamentals. Within the corporate space, select high yield issues even proved attractive due to healthy balance sheets.

Looking ahead, considerable volatility in fixed income markets is highly likely, since uncertainties abound with domestic unemployment continuing to run high, continued shakiness in the European debt markets, and the start of a Presidential election year less than twelve months away. As such, the Fund is selectively exiting riskier holdings as valuations warrant and opting for better quality and higher stability issues that should improve the Fund’s overall risk-reward profile.

Investment Risk Considerations

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Investors in any bond fund may be subject to fluctuations in price due to issuer and credit quality, rising interest rates, inflation and call risks associated with the underlying bonds owned by the fund.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	1.35%	6.50%	3.10%	3.96%

Class A Shares	-3.58%	1.18%	1.87%	3.21%

Class B Shares	-4.11%	0.40%	1.76%	2.93%

Class C Shares	-0.15%	5.43%	2.09%	2.93%

Barclays Capital U.S. Aggregate Bond Index[1]	0.20%	5.06%	5.82%	5.68%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 0.88% (Institutional Shares), 1.13% (Class A) and 1.88% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 4.75%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The quoted performance does not reflect the deduction of taxes on Fund distributions or redemption of shares. For the period prior to October 29, 2001, the quoted performance for the Fifth Third Total Return Bond Fund Institutional Shares reflects the performance of the Kent Income Fund Institutional Shares with an inception date of March 20, 1995. Prior to October 29, 2001, the performance figures for the Fifth Third Total Return Bond Fund Class A Shares reflect the performance of the Kent Income Fund Investment Shares with an inception date of March 22, 1995, adjusted for the maximum sales charge. Class B and Class C Shares were initially offered on October 29, 2001. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for Institutional Shares and are adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Fund Holdings as of January 31, 2011

as a percentage of value of investments†

†   Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

Short Term Bond Fund

For the six-month period ended January 31, 2011, the Fifth Third Short Term Bond Fund (Institutional Shares) gained 0.95% on a net of fee basis, outperforming its primary benchmark, the BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index, which rose 0.67%.

Investors spent much of the period in a risk tolerant state of mind. The primary catalyst was the decision by the U.S. Federal Reserve to roll out a second round of quantitative easing—a program in which the central bank will purchase up to $600 billion worth of government bonds through June 2011. With the Fed bidding up prices and keeping yields (which move in the opposite direction of prices) low on short- and medium-term government debt, investors were encouraged to venture into riskier assets offering better potential returns.

The strategy proved effective as equities considerably outperformed U.S. Treasury securities, as did riskier fixed income assets such as Commercial Mortgage-Backed Securities (CMBS), Residential Mortgage-Backed Securities (RMBS), Asset-Backed Securities (ABS), and corporate bonds. Generally, rates on short term bonds experienced modest moves higher, due largely to the Fed’s adherence to a near-zero key lending rate.

Within the Fund, overweight positions, relative to the benchmark, in CMBS, RMBS, ABS, and corporate bonds contributed positively to relative returns. A short duration, which is designed to enhance returns in a rising-rate environment, further enhanced performance, although holdings with longer-term maturities, such as 3-year securities, dampened relative results.

During the period, the Fund took profits on non-U.S. Government Agency Mortgage-Backed Securities that climbed despite minimal improvement in fundamentals, and directed the proceeds into CMBS and corporate bonds featuring much sounder fundamentals. Within the corporate space, select high yield issues even proved attractive due to healthy balance sheets.

Looking ahead, the Fed’s actions continue to foster a wide-scale transfer of debt from individuals to the government. Such an imbalance will eventually need to be resolved, so there is a real risk of higher rates, and the central bank may move quicker than anticipated. As such, at period-end, the Fund maintained a short-duration profile with more defensive characteristics.

Investment Risk Considerations

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Investors in any bond fund may be subject to fluctuations in price due to issuer and credit quality, rising interest rates, inflation and call risks associated with the underlying bonds owned by the fund.

Average Annual Total Returns as of January 31, 2011

	6 Months#	1 Year	5 Year	10 Year

Institutional	0.95%	2.88%	4.18%	3.67%

Class A Shares	-2.24%	-0.52%	3.27%	3.13%

Class C Shares	-0.55%	1.78%	3.14%	2.64%

BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index[1]	0.67%	2.21%	4.49%	4.16%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 1/31/11, the gross expense ratios are 0.79% (Institutional Shares), 1.04% (Class A) and 1.79% (Class C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 3.00%. The total return figures for C Shares reflect the maximum contingent deferred sales charge (CDSC) of 1.0% within the first year.

The quoted performance does not reflect the deduction of taxes on Fund distributions or redemption of shares. For the period prior to October 29, 2001, the quoted performance for the Fifth Third Short Term Bond Fund Institutional Shares reflects the performance of the Kent Short Term Bond Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the performance for the Fifth Third Short Term Bond Fund Class A Shares reflects the performance of the Kent Short Term Bond Fund Investment Shares with an inception date of December 4, 1992, adjusted for the maximum sales charge. Class C Shares were initially offered on August 1, 2003. The performance figures for Class C Shares for the periods prior to such date represent the performance for Institutional Shares and are adjusted to reflect expenses and applicable sales charges for Class C Shares.

#    Not Annualized

1    Please refer to Glossary of Terms for additional information.

Fund Holdings as of January 31, 2011

as a percentage of value of investments†

†   Portfolio composition is subject to change.

Glossary of Terms

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate taxable SEC-registered debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

Barclays Capital U.S. Intermediate Credit Bond Index is generally representative of investment grade corporate bonds with maturities from one to ten years.

Barclays Capital U.S. Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten year.

Beta is the covariance of a stock in relation to the rest of stock market.

BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index is composed of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

BofA Merrill Lynch U.S. High Yield, Cash Pay Index is an unmanaged index which tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.

Duration is the weighted average maturity of a bond’s cash flows.

Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index, Net is generally representative of a sample of companies of the market structure of 20 European and Pacific Bain countries.

Russell 1000® Index measures the performance of 1,000 largest securities found in the Russell 3000® universe.

Russell 1000® Growth Index measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index measures the performance of 1,000 securities found in the Russell 1000® universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividends yields and lower forecasted growth values.

Russell 2000® Growth Index tracks the performance of common stocks that measure the performance of the securities found in the Russell 2000® universe with higher forecasted growth values.

Russell 2000® Value Index measures the performance of those Russell 2000® companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios.

Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of those companies in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values.

Russell Microcap® Value Index measures the performance of those Russell Microcap companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500® Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

Glossary of Terms, continued

The above indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Funds’ performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

The Fifth Third LifeModel Target Neutral Asset Class Blended Indices are unmanaged custom-blended indices, created by Fifth Third Asset Management, Inc. (the “Advisor”), comprised of the Russell 3000® Index and Barclays Capital U.S. Intermediate Government/Credit Bond Index. The LifeModel Target Neutral Asset Class Blends are hypothetical blends only and do not represent underlying allocations in the Funds. Below is a table which indicates the percentage breakdown for each Fund.

		Barclays Capital U.S. Intermediate
	Russell 3000® Index	Government/Credit Bond Index

Fifth Third LifeModel AggressiveSM	90%	10%

Fifth Third LifeModel Moderately AggressiveSM	70%	30%

Fifth Third LifeModel ModerateSM	50%	50%

Fifth Third LifeModel Moderately ConservativeSM	40%	60%

Fifth Third LifeModel ConservativeSM	20%	80%

The Fifth Third LifeModel Target Neutral Style Class Blended Indices are index-based baseline style class allocations determined by the Advisor to be optimal under static market and economic conditions. The LifeModel Target Neutral Style Class Blends are hypothetical blends only and do not represent underlying allocations in the Funds. The Advisor will periodically adjust the baseline style class allocation. Below is a table which indicates the percentage breakdown for each Fund.

		Fifth Third		Fifth Third
	Fifth Third	LifeModel	Fifth Third	LifeModel	Fifth Third
	LifeModel	Moderately	LifeModel	Moderately	LifeModel
	AggressiveSM	AggressiveSM	ModerateSM	ConservativeSM	ConservativeSM

Small Cap Growth Index[1]	4.5%	3.5%	2.5%	2.0%	1.0%

Small Cap Value Index[2]	4.5%	3.5%	2.5%	2.0%	1.0%

International Index[3]	18.0%	14.0%	10.0%	8.0%	4.0%

Mid Cap Growth Index[4]	9.0%	7.0%	5.0%	4.0%	2.0%

Mid Cap Value Index[5]	9.0%	7.0%	5.0%	4.0%	2.0%

Large Cap Growth Index[6]	15.5%	12.0%	8.5%	7.0%	3.5%

Large Cap Value Index[7]	15.5%	12.0%	8.5%	7.0%	3.5%

Large Cap Core Index[8]	14.0%	11.0%	8.0%	6.0%	3.0%

High Yield Bond Index[9]	0.5%	1.5%	2.5%	3.0%	4.0%

Total Return Bond Index[10]	7.0%	21.0%	35.0%	42.0%	56.0%

Short Term Bond Index[11]	2.5%	7.5%	12.5%	15.0%	20.0%

[1]	The Small Cap Growth Index represents the Russell 2000® Growth Index.
[2]	The Small Cap Value Index represents the Russell 2000® Value Index.
[3]	The International Index represents the MSCI EAFE Index, Net.
[4]	The Mid Cap Growth Index represents the Russell Midcap® Growth Index.
[5]	The Mid Cap Value Index represents the Russell Midcap® Value Index.
[6]	The Large Cap Growth Index represents the Russell 1000® Growth Index.
[7]	The Large Cap Value Index represents the Russell 1000® Value Index.
[8]	The Large Cap Core Index represents the Standard & Poor’s 500 Index.
[9]	The High Yield Bond Index represents the BofA Merrill Lynch High Yield Master Index.
[10]	The Total Return Bond Index represents the Barclays Capital U.S. Aggregate Bond Index.
[11]	The Short Term Bond Index represents the BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index.

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Small Cap Growth
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (99.5%)
Aerospace & Defense (1.4%)
GeoEye, Inc. * (a)	17,400	$694,608

Air Freight & Logistics (1.4%)
Air Transport Services Group, Inc. * (a)	89,100	659,340

Auto Components (2.0%)
Tenneco, Inc. * (a)	23,000	950,590

Beverages (1.4%)
Primo Water Corp. * (a)	53,400	661,626

Capital Markets (5.0%)
Ares Capital Corp.	60,000	1,007,400
Evercore Partners, Inc., Class A (a)	18,100	584,630
Stifel Financial Corp. * (a)	12,400	795,584

		2,387,614

Communications Equipment (3.5%)
Acme Packet, Inc. * (a)	13,800	742,164
Netgear, Inc. * (a)	27,178	941,854

		1,684,018

Consumer Finance (1.4%)
Cash America International, Inc. (a)	16,218	652,450

Containers & Packaging (2.0%)
Rock-Tenn Co., Class A (a)	14,100	941,175

Diversified Consumer Services (1.5%)
ChinaCast Education Corp. * (a)	94,200	710,268

Diversified Telecommunication Services (1.6%)
Cogent Communications Group, Inc. * (a)	57,200	780,208

Electrical Equipment (1.9%)
Polypore International, Inc. * (a)	18,650	897,998

Energy Equipment & Services (4.3%)
Global Geophysical Services, Inc. * (a)	83,100	922,410
North American Energy Partners, Inc. *	94,100	1,128,259

		2,050,669

Food Products (1.7%)
Diamond Foods, Inc. (a)	16,400	816,228

Health Care Equipment & Supplies (8.0%)
Align Technology, Inc. * (a)	47,300	985,259
Endologix, Inc. * (a)	94,500	550,935
Neogen Corp. * (a)	18,200	654,472
NuVasive, Inc. * (a)	25,300	707,008
NxStage Medical, Inc. * (a)	38,900	935,156

		3,832,830

Health Care Providers & Services (5.1%)
Emergency Medical Services Corp., Class A *	15,108	1,019,790
ExamWorks Group, Inc. * (a)	25,325	554,111
HMS Holdings Corp. * (a)	13,394	861,770

		2,435,671

Hotels, Restaurants & Leisure (1.4%)
Bally Technologies, Inc. * (a)	16,400	671,252

Internet Software & Services (8.3%)
Constant Contact, Inc. * (a)	24,100	674,559
Envestnet, Inc. * (a)	56,200	800,850
SciQuest, Inc. * (a)	57,257	768,962
SPS Commerce, Inc. * (a)	63,500	1,008,062
support.com, Inc. * (a)	131,100	726,294

		3,978,727

IT Services (4.7%)
Cardtronics, Inc. * (a)	60,900	1,040,781
ExlService Holdings, Inc. * (a)	39,294	748,944
Forrester Research, Inc. (a)	13,577	483,884

		2,273,609

Leisure Equipment & Products (1.6%)
Polaris Industries, Inc. (a)	10,300	792,276

Life Sciences Tools & Services (2.6%)
ICON PLC, ADR * (a)	29,170	649,616
Luminex Corp. * (a)	34,550	586,659

		1,236,275

Media (4.8%)
Imax Corp. * (a)	28,423	727,345
MDC Partners, Inc., Class A	51,000	853,230
ReachLocal, Inc. *	33,500	730,300

		2,310,875

Metals & Mining (1.3%)
Carpenter Technology Corp. (a)	15,200	625,480

Pharmaceuticals (1.9%)
Akorn, Inc. * (a)	185,000	925,000

Professional Services (6.7%)
CoStar Group, Inc. *	14,500	816,060
Dolan Co. (The) * (a)	50,700	695,097
Kelly Services, Inc., Class A * (a)	41,101	808,662
Kforce, Inc. * (a)	51,200	915,456

		3,235,275

Road & Rail (1.4%)
Knight Transportation, Inc. (a)	35,000	667,100

Semiconductors & Semiconductor Equipment (6.9%)
Entegris, Inc. * (a)	135,300	1,035,045
Entropic Communications, Inc. * (a)	95,000	1,042,150
Omnivision Technologies, Inc. * (a)	29,900	772,317
Rubicon Technology, Inc. * (a)	25,900	466,459

		3,315,971

Software (4.3%)
JDA Software Group, Inc. * (a)	25,500	769,590
SuccessFactors, Inc. * (a)	23,900	695,968
Ultimate Software Group, Inc. * (a)	12,377	601,522

		2,067,080

Continued

Small Cap Growth
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Specialty Retail (3.9%)
Monro Muffler Brake, Inc. (a)	28,349	$937,801
Ulta Salon Cosmetics & Fragrance, Inc. * (a)	24,900	922,296

		1,860,097

Textiles, Apparel & Luxury Goods (4.2%)
Deckers Outdoor Corp. *	15,856	1,163,672
Warnaco Group, Inc. (The) * (a)	16,400	837,712

		2,001,384

Trading Companies & Distributors (3.3%)
Kaman Corp. (a)	27,300	803,575
Rush Enterprises, Inc., Class A * (a)	40,900	779,963

		1,583,538

Total Common Stocks		47,699,232

Investment Companies (29.7%)
State Street Navigator Securities
Lending Portfolio (c)	14,245,164	14,245,164

Total Investment Companies		14,245,164

Investments in Affiliates (1.2%)
Fifth Third Institutional Money Market Fund (b)	555,450	555,450

Total Investments in Affiliates		555,450

Total Investments (Cost $48,871,294) - 130.4%		62,499,846
Liabilities in excess of other assets - (30.4)%		(14,555,974)

NET ASSETS - 100.0%		$47,943,872

Notes to Schedule of Investments

*	Non-income producing security.

(a)	All or part of this security was on loan.

(b)	Investment is in Institutional Shares of underlying fund.

(c)	Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

At January 31, 2011, Small Cap Growth’s investments were in the following countries:

Country

Canada	4.3%
China	1.1%
Ireland	1.1%
United States	93.5%

Total	100.0%

See notes to schedules of investments and notes to financial statements.

Mid Cap Growth
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (98.2%)
Aerospace & Defense (3.0%)
BE Aerospace, Inc. *	37,000	$1,431,530
Goodrich Corp.	14,000	1,268,680

		2,700,210

Air Freight & Logistics (1.4%)
CH Robinson Worldwide, Inc.	16,000	1,233,440

Auto Components (3.4%)
Autoliv, Inc.	19,000	1,459,200
BorgWarner, Inc. * (a)	23,000	1,550,200

		3,009,400

Beverages (1.3%)
Hansen Natural Corp. *	21,000	1,189,440

Biotechnology (1.8%)
Alexion Pharmaceuticals, Inc. *	19,000	1,592,580

Capital Markets (3.2%)
Affiliated Managers Group, Inc. *	15,000	1,527,450
Ameriprise Financial, Inc.	21,000	1,294,650

		2,822,100

Chemicals (5.2%)
CF Industries Holdings, Inc.	12,000	1,620,480
FMC Corp.	14,000	1,064,840
Lubrizol Corp.	7,500	805,950
Sherwin-Williams Co. (The)	13,000	1,101,490

		4,592,760

Commercial Services & Supplies (1.3%)
Stericycle, Inc. * (a)	15,000	1,177,350

Communications Equipment (4.7%)
Acme Packet, Inc. *	20,000	1,075,600
Aruba Networks, Inc. * (a)	41,000	883,550
JDS Uniphase Corp. *	68,000	1,153,960
Riverbed Technology, Inc. *	31,000	1,111,970

		4,225,080

Computers & Peripherals (1.8%)
NetApp, Inc. *	29,000	1,587,170

Construction & Engineering (1.0%)
Fluor Corp.	13,000	899,470

Consumer Finance (1.1%)
Discover Financial Services	48,000	988,320

Energy Equipment & Services (5.8%)
Core Laboratories NV	10,000	912,600
FMC Technologies, Inc. *	18,000	1,692,000
Helmerich & Payne, Inc.	18,000	1,057,140
McDermott International, Inc. *	70,000	1,454,600

		5,116,340

Food Products (1.1%)
Mead Johnson Nutrition Co.	17,000	985,490

Continued

Mid Cap Growth
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Health Care Equipment & Supplies (3.5%)
Cooper Cos., Inc. (The)	18,000	$1,032,120
Edwards Lifesciences Corp. *	15,000	1,264,350
Volcano Corp. * (a)	30,000	787,800

		3,084,270

Health Care Providers & Services (2.6%)
AMERIGROUP Corp. * (a)	23,000	1,204,510
HMS Holdings Corp. *	17,000	1,093,780

		2,298,290

Health Care Technology (1.4%)
SXC Health Solutions Corp. *	25,000	1,202,750

Hotels, Restaurants & Leisure (4.5%)
Chipotle Mexican Grill, Inc. * (a)	5,000	1,094,600
Starwood Hotels & Resorts Worldwide, Inc.	24,000	1,415,280
Wynn Resorts, Ltd.	13,000	1,512,290

		4,022,170

Internet & Catalog Retail (1.6%)
priceline.com, Inc. *	3,350	1,435,542

Internet Software & Services (2.0%)
LogMeIn, Inc. * (a)	20,000	770,600
Rackspace Hosting, Inc. * (a)	29,000	971,790

		1,742,390

IT Services (1.4%)
Teradata Corp. *	29,000	1,246,710

Life Sciences Tools & Services (1.5%)
Mettler-Toledo International, Inc. *	9,000	1,342,710

Machinery (10.4%)
CNH Global NV *	24,000	1,162,320
Cummins, Inc.	16,000	1,694,080
Gardner Denver, Inc.	19,000	1,370,660
Joy Global, Inc.	15,000	1,307,700
Parker Hannifin Corp.	15,000	1,341,150
Snap-On, Inc.	16,000	906,080
Wabco Holding, Inc. *	25,000	1,460,000

		9,241,990

Media (1.0%)
Scripps Networks Interactive, Inc., Class A	19,000	883,500

Metals & Mining (2.3%)
Cliffs Natural Resources, Inc.	15,000	1,281,900
Schnitzer Steel Industries, Inc., Class A	13,000	802,100

		2,084,000

Multiline Retail (1.6%)
Dollar Tree, Inc. *	28,000	1,416,240

Oil, Gas & Consumable Fuels (4.1%)
Brigham Exploration Co. *	40,000	1,184,400
Peabody Energy Corp.	19,000	1,204,980
Pioneer Natural Resources Co.	13,000	1,237,080

		3,626,460

Personal Products (1.3%)
Estee Lauder Cos., Inc. (The), Class A	14,000	1,127,000

Pharmaceuticals (1.0%)
Watson Pharmaceuticals, Inc. *	17,000	926,840

Real Estate Management & Development (1.4%)
Jones Lang LaSalle, Inc.	14,000	1,240,960

Road & Rail (2.9%)
JB Hunt Transport Services, Inc.	26,000	1,066,000
Kansas City Southern *	31,000	1,549,380

		2,615,380

Semiconductors & Semiconductor Equipment (5.6%)
Altera Corp. (a)	35,000	1,314,950
Cypress Semiconductor Corp. *	59,000	1,277,350
Skyworks Solutions, Inc. *	40,000	1,270,800
Varian Semiconductor Equipment Associates, Inc. *	25,000	1,111,250

		4,974,350

Software (7.0%)
Informatica Corp. * (a)	34,000	1,577,600
Intuit, Inc. *	38,000	1,783,340
MICROS Systems, Inc. *	22,000	1,006,280
Salesforce.com, Inc. *	14,500	1,872,530

		6,239,750

Specialty Retail (3.8%)
O’Reilly Automotive, Inc. *	28,000	1,591,240
Ulta Salon Cosmetics & Fragrance, Inc. * (a)	28,000	1,037,120
Zumiez, Inc. * (a)	33,000	766,260

		3,394,620

Trading Companies & Distributors (1.2%)
United Rentals, Inc. * (a)	39,000	1,039,350

Total Common Stocks		87,304,422

Investment Companies (13.9%)
State Street Navigator Securities Lending Portfolio (c)	12,315,514	12,315,514

Total Investment Companies		12,315,514

Investments in Affiliates (1.2%)
Fifth Third Institutional Money Market Fund (b)	1,104,966	1,104,966

Total Investments in Affiliates		1,104,966

Total Investments (Cost $78,941,663) - 113.3%		100,724,902
Liabilities in excess of other assets - (13.3)%		(11,804,887)

NET ASSETS - 100.0%		$88,920,015

Continued

Mid Cap Growth
Schedule of Investments, continued
January 31, 2011 (Unaudited)

Notes to Schedule of Investments

*	Non-income producing security.

(a)	All or part of this security was on loan.

(b)	Investment is in Institutional Shares of underlying fund.

(c)	Represents investments of cash collateral received in connection with securities lending.

See notes to schedules of investments and notes to financial statements.

Quality Growth
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (97.4%)
Aerospace & Defense (1.8%)
Goodrich Corp.	65,000	$5,890,300

Auto Components (4.2%)
BorgWarner, Inc. * (b)	110,000	7,414,000
Johnson Controls, Inc.	170,000	6,526,300

		13,940,300

Beverages (3.1%)
Coca-Cola Co. (The)	110,000	6,913,500
Hansen Natural Corp. *	60,000	3,398,400

		10,311,900

Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc. *	67,000	5,615,940

Capital Markets (2.0%)
Ameriprise Financial, Inc.	110,000	6,781,500

Chemicals (3.4%)
FMC Corp.	65,000	4,943,900
Mosaic Co. (The)	79,000	6,402,160

		11,346,060

Commercial Services & Supplies (1.7%)
Stericycle, Inc. * (b)	72,000	5,651,280

Communications Equipment (1.3%)
Cisco Systems, Inc. *	210,000	4,441,500

Computers & Peripherals (7.0%)
Apple, Inc. *	51,000	17,305,320
EMC Corp. *	250,000	6,222,500

		23,527,820

Diversified Financial Services (1.4%)
JP Morgan Chase & Co.	105,000	4,718,700

Electrical Equipment (1.6%)
AMETEK, Inc.	129,000	5,260,620

Electronic Equipment, Instruments & Components (3.2%)
Agilent Technologies, Inc. *	150,000	6,274,500
Corning, Inc.	195,000	4,330,950

		10,605,450

Energy Equipment & Services (2.9%)
National Oilwell Varco, Inc.	36,000	2,660,400
Schlumberger, Ltd.	78,000	6,941,220

		9,601,620

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	83,000	5,962,720

Health Care Equipment & Supplies (3.7%)
Cooper Cos., Inc. (The)	90,000	5,160,600
Edwards Lifesciences Corp. *	46,000	3,877,340
Hospira, Inc. *	61,000	3,369,030

		12,406,970

Continued

Quality Growth
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Health Care Providers & Services (1.7%)
UnitedHealth Group, Inc.	140,000	$5,747,000

Hotels, Restaurants & Leisure (2.0%)
McDonald’s Corp.	89,000	6,556,630

Household Durables (1.7%)
Stanley Black & Decker, Inc.	80,000	5,814,400

Household Products (1.3%)
Procter & Gamble Co. (The)	68,000	4,292,840

Internet Software & Services (2.9%)
Baidu, Inc., ADR *	34,000	3,693,420
Google, Inc., Class A *	9,800	5,883,528

		9,576,948

IT Services (4.8%)
Cognizant Technology Solutions Corp., Class A *	70,000	5,106,500
International Business Machines Corp.	68,000	11,016,000

		16,122,500

Machinery (9.0%)
Cummins, Inc.	50,000	5,294,000
Danaher Corp.	124,000	5,711,440
Deere & Co.	80,000	7,272,000
Parker Hannifin Corp.	65,000	5,811,650
Wabco Holding, Inc. *	102,000	5,956,800

		30,045,890

Media (1.4%)
Walt Disney Co. (The)	117,000	4,547,790

Metals & Mining (2.4%)
Cliffs Natural Resources, Inc.	39,000	3,332,940
Freeport-McMoRan Copper & Gold, Inc.	43,000	4,676,250

		8,009,190

Multi-Utilities (1.5%)
Wisconsin Energy Corp.	85,000	5,124,650

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	48,000	3,699,840
Occidental Petroleum Corp.	68,000	6,574,240
Peabody Energy Corp.	86,000	5,454,120

		15,728,200

Personal Products (1.6%)
Estee Lauder Cos., Inc. (The), Class A	68,000	5,474,000

Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	140,000	3,525,200
Watson Pharmaceuticals, Inc. *	31,123	1,696,826

		5,222,026

Real Estate Management & Development (1.7%)
CB Richard Ellis Group, Inc., Class A *	265,000	5,880,350

Road & Rail (3.2%)
JB Hunt Transport Services, Inc.	120,000	4,920,000
Union Pacific Corp.	60,000	5,677,800

		10,597,800

Semiconductors & Semiconductor Equipment (3.1%)
Altera Corp.	160,000	6,011,200
Maxim Integrated Products, Inc.	175,000	4,518,500

		10,529,700

Software (5.3%)
Citrix Systems, Inc. *	16,519	1,043,670
Microsoft Corp.	190,000	5,267,750
Oracle Corp.	250,000	8,007,500
Salesforce.com, Inc. * (b)	27,000	3,486,780

		17,805,700

Specialty Retail (2.6%)
O’Reilly Automotive, Inc. *	85,000	4,830,550
Williams-Sonoma, Inc. (b)	123,000	3,960,600

		8,791,150

Textiles, Apparel & Luxury Goods (1.5%)
Nike, Inc., Class B	63,000	5,196,240

Trading Companies & Distributors (1.5%)
Fastenal Co. (b)	84,000	4,877,040

Wireless Telecommunication Services (1.1%)
American Tower Corp., Class A *	73,000	3,712,780

Total Common Stocks		325,715,504

Investment Companies (6.6%)
State Street Navigator Securities Lending Portfolio (e)	22,053,830	22,053,830

Total Investment Companies		22,053,830

	Principal
	Amount

Asset-Backed Securities (0.0%)
Manufactured Housing ABS Other (0.0%)
Conseco Financial Corp., Series 1995-4,
Class M1, 7.60%, 6/15/25 (a)	$65,910	66,702

Total Asset-Backed Securities		66,702

Corporate Bonds (0.1%)
Commercial Banks-Central U.S. (0.1%)
Bank One Capital III, 8.75%, 9/01/30	165,792	195,951

Total Corporate Bonds		195,951

Mortgage-Backed Securities (0.2%)
U.S. Government Agencies (0.2%)
Fannie Mae, 6.00%, 8/25/33 (a)	220,374	223,993
Freddie Mac, 5.50%, 3/15/35	222,635	239,177
Government National Mortgage Association, IO, 0.39%, 4/16/46 (a) (d)	2,685,924	50,993

		514,163

Continued

Quality Growth
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Mortgage-Backed Securities, continued
WL Collateral CMO Other (0.0%)
JP Morgan Mortgage Trust, Series 2005-A1, Class 2A1, 4.82%, 2/25/35 (a)	$145,708	$145,053

WL Collateral CMO Sequential (0.0%)
Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	85,117	83,394

Total Mortgage-Backed Securities		742,610

	Shares

Investments in Affiliates (1.3%)
Fifth Third Institutional Money Market Fund (c)	4,394,075	4,394,075

Total Investments in Affiliates		4,394,075

Total Investments (Cost $266,935,139) - 105.6%		353,168,672
Liabilities in excess of other assets - (5.6)%		(18,777,383)

NET ASSETS - 100.0%		$334,391,289

Notes to Schedule of Investments

* Non-income producing security.

(a) Variable rate security. Rate presented represents rate in effect at January 31, 2011.

(b) All or part of this security was on loan.

(c) Investment is in Institutional Shares of underlying fund.

(d) Illiquid Securities.

(e) Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments: ABS - Asset-Backed Security
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
IO - Interest Only
WL - Whole Loan

See notes to schedules of investments and notes to financial statements.

Dividend Growth
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (97.9%)
Aerospace & Defense (2.0%)
United Technologies Corp.	1,697	$137,966

Air Freight & Logistics (1.5%)
United Parcel Service, Inc., Class B	1,379	98,764

Beverages (1.7%)
Diageo PLC, ADR	599	46,003
PepsiCo, Inc.	1,053	67,719

		113,722

Capital Markets (3.4%)
Ameriprise Financial, Inc.	2,677	165,037
Goldman Sachs Group, Inc. (The)	384	62,830

		227,867

Chemicals (3.9%)
Air Products & Chemicals, Inc.	1,137	99,203
Ecolab, Inc.	1,204	59,827
Praxair, Inc.	1,136	105,694

		264,724

Commercial Banks (2.9%)
Cullen / Frost Bankers, Inc. (a)	1,432	82,741
U.S. Bancorp (a)	4,207	113,589

		196,330

Computers & Peripherals (4.5%)
Apple, Inc. *	742	251,775
NetApp, Inc. * (a)	982	53,745

		305,520

Diversified Financial Services (2.6%)
JP Morgan Chase & Co.	3,966	178,232

Diversified Telecommunication Services (1.5%)
AT&T, Inc.	3,783	104,108

Electric Utilities (0.4%)
NextEra Energy, Inc. (a)	526	28,120

Electrical Equipment (1.2%)
Roper Industries, Inc. (a)	1,058	82,196

Energy Equipment & Services (3.3%)
Schlumberger, Ltd.	2,501	222,564

Food & Staples Retailing (1.6%)
Costco Wholesale Corp. (a)	1,474	105,892

Food Products (2.9%)
General Mills, Inc.	1,843	64,100
HJ Heinz Co. (a)	1,346	63,935
JM Smucker Co. (The) (a)	1,127	70,054

		198,089

Gas Utilities (1.2%)
Oneok, Inc. (a)	1,404	82,682

Continued

Dividend Growth
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Health Care Equipment & Supplies (0.9%)
Stryker Corp.	1,042	$59,978

Health Care Providers & Services (3.9%)
AmerisourceBergen Corp. (a)	4,683	167,932
UnitedHealth Group, Inc.	2,339	96,016

		263,948

Hotels, Restaurants & Leisure (3.3%)
Marriott International, Inc., Class A (a)	1,665	65,751
McDonald’s Corp.	2,098	154,560

		220,311

Household Durables (1.9%)
Stanley Black & Decker, Inc. (a)	1,785	129,734

Household Products (3.0%)
Procter & Gamble Co. (The)	3,232	204,036

Insurance (2.7%)
MetLife, Inc.	3,965	181,478

IT Services (4.2%)
International Business Machines Corp.	1,754	284,148

Leisure Equipment & Products (0.7%)
Hasbro, Inc. (a)	1,066	47,000

Machinery (6.7%)
Cummins, Inc.	908	96,139
Deere & Co.	839	76,265
Eaton Corp.	643	69,418
Illinois Tool Works, Inc. (a)	996	53,276
Parker Hannifin Corp.	753	67,326
Snap-On, Inc. (a)	1,592	90,155

		452,579

Media (1.4%)
Walt Disney Co. (The) (a)	2,452	95,309

Multi-Utilities (1.4%)
Wisconsin Energy Corp.	1,577	95,077

Oil, Gas & Consumable Fuels (12.1%)
Apache Corp.	1,667	198,973
Chevron Corp.	1,474	139,927
ConocoPhillips	1,635	116,837
Exxon Mobil Corp.	2,020	162,973
Occidental Petroleum Corp.	1,073	103,738
Peabody Energy Corp.	1,464	92,847

		815,295

Pharmaceuticals (5.2%)
Johnson & Johnson	1,555	92,942
Novartis AG, ADR (a)	2,906	162,329
Teva Pharmaceutical Industries, Ltd., ADR	1,721	94,053

		349,324

Professional Services (1.0%)
Manpower, Inc. (a)	1,059	68,380

Road & Rail (2.0%)
CSX Corp.	1,881	132,799

Semiconductors & Semiconductor Equipment (5.3%)
Analog Devices, Inc.	1,817	70,554
Broadcom Corp., Class A	2,147	96,808
Intel Corp.	4,799	102,987
Xilinx, Inc. (a)	2,706	87,133

		357,482

Software (2.6%)
Microsoft Corp.	3,047	84,478
Oracle Corp.	2,937	94,072

		178,550

Specialty Retail (1.2%)
TJX Cos., Inc.	1,719	81,463

Textiles, Apparel & Luxury Goods (2.8%)
Nike, Inc., Class B	1,227	101,203
VF Corp. (a)	1,060	87,683

		188,886

Trading Companies & Distributors (1.0%)
WW Grainger, Inc. (a)	534	70,205

Total Common Stocks		6,622,758

Investment Companies (18.3%)
State Street Navigator Securities Lending Portfolio (c)	1,241,310	1,241,310

Total Investment Companies		1,241,310

Investments in Affiliates (1.9%)
Fifth Third Institutional Money Market Fund (b)	129,043	129,043

Total Investments in Affiliates		129,043

Total Investments (Cost $6,338,100) - 118.1%		7,993,111
Liabilities in excess of other assets - (18.1)%		(1,222,490)

NET ASSETS - 100.0%		$6,770,621

Notes to Schedule of Investments

*	Non-income producing security.

(a)	All or part of this security was on loan.

(b)	Investment is in Institutional Shares of underlying fund.

(c)	Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ADR - American Depositary Receipt

Continued

Dividend Growth
Schedule of Investments, continued
January 31, 2011 (Unaudited)

At January 31, 2011, Dividend Growth’s investments were in the following countries:

Country

Great Britain	0.6%
Israel	1.2%
Curacao	2.8%
Switzerland	2.0%
United States	93.4%

Total	100.0%

See notes to schedules of investments and notes to financial statements.
Micro Cap Value
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (96.3%)
Auto Components (0.8%)
Motorcar Parts of America, Inc. *	24,722	$355,997

Capital Markets (5.5%)
Gladstone Capital Corp.	37,863	399,076
JMP Group, Inc.	31,800	238,182
MVC Capital, Inc.	36,262	504,767
NGP Capital Resources Co.	61,440	558,490
Sanders Morris Harris Group, Inc.	66,070	458,526
SWS Group, Inc.	81,621	381,986

		2,541,027

Commercial Banks (8.8%)
Center Bancorp, Inc.	39,613	356,517
Center Financial Corp. *	32,349	237,765
Independent Bank Corp.	18,127	492,692
MainSource Financial Group, Inc.	29,658	269,443
Northrim BanCorp, Inc.	20,836	392,550
Pacific Continental Corp.	18,955	192,393
Renasant Corp.	27,182	423,768
Simmons First National Corp., Class A	13,318	370,107
Sterling Bancorp	41,599	407,254
Tennessee Commerce Bancorp, Inc. *	100,100	501,501
Washington Trust Bancorp, Inc.	21,383	427,660

		4,071,650

Commercial Services & Supplies (1.1%)
Schawk, Inc.	27,209	496,292

Communications Equipment (0.8%)
EXFO, Inc. *	36,600	364,536

Construction & Engineering (1.3%)
Pike Electric Corp. *	71,896	594,580

Distributors (1.0%)
Audiovox Corp., Class A *	62,810	450,976

Diversified Consumer Services (1.0%)
Carriage Services, Inc. *	22,200	113,442
Stewart Enterprises, Inc., Class A	54,700	348,986

		462,428

Diversified Telecommunication Services (1.9%)
Neutral Tandem, Inc. *	28,300	427,896
Premiere Global Services, Inc. *	70,654	440,174

		868,070

Electric Utilities (0.9%)
Central Vermont Public Service Corp.	20,500	440,135

Electronic Equipment, Instruments & Components (2.9%)
CTS Corp.	36,933	418,820
Electro Scientific Industries, Inc. *	19,769	329,549
Measurement Specialties, Inc. *	8,200	220,908
PAR Technology Corp. *	64,695	390,758

		1,360,035

Continued

Micro Cap Value
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Energy Equipment & Services (2.3%)
Mitcham Industries, Inc. *	35,677	$392,804
North American Energy Partners, Inc. *	56,106	672,711

		1,065,515

Food & Staples Retailing (3.3%)
Nash Finch Co.	14,434	543,729
Susser Holdings Corp. *	36,321	523,749
Winn-Dixie Stores, Inc. *	73,000	465,740

		1,533,218

Food Products (2.5%)
Inventure Foods, Inc. *	106,618	456,325
Overhill Farms, Inc. *	115,740	689,810

		1,146,135

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	8,101	316,749

Health Care Equipment & Supplies (3.3%)
Greatbatch, Inc. *	13,256	312,179
Kensey Nash Corp. *	15,090	365,178
Medical Action Industries, Inc. *	57,829	468,415
Merit Medical Systems, Inc. *	27,500	406,175

		1,551,947

Health Care Providers & Services (3.2%)
American Dental Partners, Inc. *	41,923	532,841
BioScrip, Inc. *	91,600	474,488
Cross Country Healthcare, Inc. *	64,297	462,939

		1,470,268

Health Care Technology (1.0%)
Omnicell, Inc. *	31,955	445,293

Hotels, Restaurants & Leisure (2.2%)
Benihana, Inc., Class A *	73,040	596,006
Frisch’s Restaurants, Inc.	20,091	425,126

		1,021,132

Household Durables (0.6%)
Hooker Furniture Corp.	20,400	273,564

Insurance (5.4%)
American Equity Investment Life Holding Co.	35,739	453,170
AMERISAFE, Inc. *	26,180	466,266
EMC Insurance Group, Inc.	17,200	386,484
First Mercury Financial Corp.	15,600	256,620
Meadowbrook Insurance Group, Inc.	58,883	558,800
SeaBright Holdings, Inc.	42,108	408,869

		2,530,209

Internet Software & Services (2.1%)
Infospace, Inc. *	59,176	484,060
Perficient, Inc. *	41,160	481,160

		965,220

IT Services (2.8%)
Ciber, Inc. *	127,072	579,448
Global Cash Access Holdings, Inc. *	97,600	297,680
Ness Technologies, Inc. *	74,425	445,806

		1,322,934

Life Sciences Tools & Services (0.9%)
Medtox Scientific, Inc.	32,037	431,538

Machinery (3.0%)
Federal Signal Corp.	62,047	431,847
Flow International Corp. *	108,852	408,195
Greenbrier Cos., Inc. *	24,418	577,974

		1,418,016

Metals & Mining (1.0%)
Horsehead Holding Corp. *	35,100	446,121

Multiline Retail (0.7%)
Fred’s, Inc., Class A	24,394	327,611

Oil, Gas & Consumable Fuels (1.0%)
Petroquest Energy, Inc. *	60,900	477,456

Paper & Forest Products (1.1%)
PH Glatfelter Co.	41,692	501,555

Personal Products (1.1%)
Prestige Brands Holdings, Inc. *	45,699	504,517

Professional Services (3.7%)
Barrett Business Services, Inc.	35,705	525,578
CBIZ, Inc. *	76,251	531,469
Dolan Co. (The) *	27,053	370,897
SFN Group, Inc. *	32,000	309,760

		1,737,704

Real Estate Investment Trusts (5.2%)
Cedar Shopping Centers, Inc.	65,614	396,965
Gladstone Commercial Corp.	26,100	479,979
MHI Hospitality Corp. *	117,882	343,037
Monmouth Real Estate Investment Corp., Class A	67,006	551,459
U-Store-It Trust	30,860	298,107
UMH Properties, Inc.	34,100	355,663

		2,425,210

Road & Rail (5.4%)
Celadon Group, Inc. *	48,820	715,213
Marten Transport, Ltd.	19,320	411,709
Saia, Inc. *	29,493	422,045
USA Truck, Inc. *	36,327	435,924
Vitran Corp., Inc. *	38,250	519,818

		2,504,709

Semiconductors & Semiconductor Equipment (5.6%)
Cohu, Inc.	27,000	403,380
IXYS Corp. *	37,149	420,898
Pericom Semiconductor Corp. *	39,812	399,314
Photronics, Inc. *	83,805	552,275
Rudolph Technologies, Inc. *	43,844	441,071

Continued

Micro Cap Value
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
Ultratech, Inc. *	17,047	$384,154

		2,601,092

Software (1.8%)
American Software, Inc., Class A	71,379	472,529
Versant Corp. *	26,744	359,707

		832,236

Specialty Retail (3.4%)
Cache, Inc. *	100,733	378,756
Casual Male Retail Group, Inc. *	101,510	426,342
Stage Stores, Inc.	27,500	426,250
Stein Mart, Inc.	43,743	342,726

		1,574,074

Thrifts & Mortgage Finance (4.7%)
Berkshire Hills Bancorp, Inc.	28,195	598,862
BofI Holding, Inc. *	40,650	614,221
Dime Community Bancshares, Inc.	26,000	392,080
WSFS Financial Corp.	12,862	577,504

		2,182,667

Trading Companies & Distributors (1.7%)
Aceto Corp.	58,398	502,807
DXP Enterprises, Inc. *	13,918	303,134

		805,941

Wireless Telecommunication Services (0.6%)
USA Mobility, Inc.	17,705	302,401

Total Common Stocks		44,720,758

Investments in Affiliates (4.8%)
Fifth Third Institutional Money Market Fund (a)	2,210,969	2,210,969

Total Investments in Affiliates		2,210,969

Total Investments (Cost $40,610,016) - 101.1%		46,931,727
Liabilities in excess of other assets - (1.1)%		(498,732)

NET ASSETS - 100.0%		$46,432,995

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments and notes to financial statements.

Small Cap Value
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (96.6%)
Aerospace & Defense (3.7%)
AAR Corp. *	28,816	$771,981
Curtiss-Wright Corp.	32,540	1,129,138
Orbital Sciences Corp. *	51,901	885,431

		2,786,550

Capital Markets (1.3%)
SWS Group, Inc.	206,452	966,195

Chemicals (3.7%)
Innophos Holdings, Inc.	18,437	611,555
Olin Corp.	57,954	1,128,365
OM Group, Inc. *	29,291	1,059,748

		2,799,668

Commercial Banks (9.0%)
FNB Corp.	142,902	1,443,310
Glacier Bancorp, Inc.	72,550	1,023,680
Old National Bancorp	124,672	1,337,731
Renasant Corp.	53,683	836,918
UMB Financial Corp.	26,878	1,092,591
United Bankshares, Inc.	35,341	996,616

		6,730,846

Commercial Services & Supplies (3.4%)
Consolidated Graphics, Inc. *	24,872	1,244,844
KAR Auction Services, Inc. *	86,135	1,278,243

		2,523,087

Communications Equipment (1.2%)
Comtech Telecommunications Corp.	31,197	875,388

Construction & Engineering (3.1%)
Great Lakes Dredge & Dock Corp.	153,436	1,275,053
Pike Electric Corp. *	126,778	1,048,454

		2,323,507

Consumer Finance (1.7%)
Cash America International, Inc.	31,262	1,257,670

Diversified Consumer Services (3.0%)
Regis Corp.	68,701	1,151,429
Stewart Enterprises, Inc., Class A	172,417	1,100,020

		2,251,449

Diversified Telecommunication Services (0.7%)
Neutral Tandem, Inc. *	37,152	561,738

Electric Utilities (1.3%)
Unitil Corp.	45,858	1,008,876

Electrical Equipment (1.2%)
EnerSys *	28,448	933,663

Electronic Equipment, Instruments & Components (1.5%)
Brightpoint, Inc. *	125,087	1,135,165

Continued

Small Cap Value
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Energy Equipment & Services (4.9%)
Helix Energy Solutions Group, Inc. *	109,822	$1,361,793
North American Energy Partners, Inc. *	97,816	1,172,814
Parker Drilling Co. *	267,854	1,162,486

		3,697,093

Food & Staples Retailing (1.5%)
Winn-Dixie Stores, Inc. *	171,856	1,096,441

Food Products (1.9%)
Fresh Del Monte Produce, Inc.	53,325	1,410,446

Health Care Equipment & Supplies (4.2%)
American Medical Systems Holdings, Inc. *	58,693	1,145,687
Merit Medical Systems, Inc. *	76,155	1,124,809
Wright Medical Group, Inc. *	61,875	919,463

		3,189,959

Hotels, Restaurants & Leisure (3.1%)
Bob Evans Farms, Inc.	36,097	1,136,334
International Speedway Corp., Class A	41,365	1,196,689

		2,333,023

Household Durables (1.5%)
Helen of Troy, Ltd. *	40,491	1,136,582

Independent Power Producers & Energy Traders (1.1%)
GenOn Energy, Inc. *	199,154	824,498

Insurance (2.4%)
Endurance Specialty Holdings, Ltd.	19,126	889,168
Meadowbrook Insurance Group, Inc.	94,076	892,781

		1,781,949

Internet Software & Services (2.9%)
Earthlink, Inc.	124,690	1,063,606
United Online, Inc.	152,902	1,081,017

		2,144,623

Machinery (3.1%)
Albany International Corp., Class A	52,853	1,191,835
Federal Signal Corp.	158,063	1,100,119

		2,291,954

Marine (1.3%)
Alexander & Baldwin, Inc.	24,550	984,946

Metals & Mining (4.5%)
Coeur d’Alene Mines Corp. *	64,699	1,512,662
Northgate Minerals Corp. *	365,255	942,358
Schnitzer Steel Industries, Inc., Class A	15,361	947,774

		3,402,794

Multi-Utilities (2.3%)
Black Hills Corp.	38,381	1,190,195
Vectren Corp.	20,791	550,754

		1,740,949

Multiline Retail (1.7%)
Fred’s, Inc., Class A	94,983	1,275,622

Oil, Gas & Consumable Fuels (2.9%)
Penn Virginia Corp.	65,824	1,144,021
USEC, Inc. *	190,186	1,055,533

		2,199,554

Paper & Forest Products (1.3%)
PH Glatfelter Co.	78,637	946,003

Professional Services (1.5%)
Navigant Consulting, Inc. *	112,311	1,144,449

Real Estate Investment Trusts (8.7%)
Brandywine Realty Trust	85,583	992,763
Cedar Shopping Centers, Inc.	165,819	1,003,205
Entertainment Properties Trust	25,843	1,189,553
First Potomac Realty Trust	63,777	1,026,810
LaSalle Hotel Properties	43,018	1,194,610
U-Store-It Trust	115,608	1,116,773

		6,523,714

Road & Rail (3.1%)
RailAmerica, Inc. *	97,341	1,213,842
Werner Enterprises, Inc.	44,946	1,107,919

		2,321,761

Semiconductors & Semiconductor Equipment (3.2%)
Entegris, Inc. *	152,398	1,165,845
FEI Co. *	44,682	1,217,584

		2,383,429

Software (1.5%)
THQ, Inc. *	191,723	1,113,911

Specialty Retail (1.7%)
Rent-A-Center, Inc.	43,397	1,290,627

Water Utilities (1.5%)
California Water Service Group	30,422	1,110,403

Total Common Stocks		72,498,532

Investments in Affiliates (0.3%)
Fifth Third Institutional Money Market Fund (a)	192,383	192,383

Total Investments in Affiliates		192,383

Total Investments (Cost $64,891,545) - 96.9%		72,690,915
Other assets in excess of liabilities - 3.1%		2,353,936

NET ASSETS - 100.0%		$75,044,851

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

Continued

Small Cap Value
Schedule of Investments, continued
January 31, 2011 (Unaudited)

At January 31, 2011, Small Cap Value’s investments were in the following countries:

Country

Bermuda	2.8%
Canada	2.9%
United States	94.3%

Total	100.0%

See notes to schedules of investments and notes to financial statements.

All Cap Value
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (98.4%)
Aerospace & Defense (2.5%)
AAR Corp. *	54,808	$1,468,306
General Dynamics Corp.	19,384	1,461,554

		2,929,860

Biotechnology (1.5%)
Amgen, Inc. *	32,444	1,787,015

Capital Markets (5.4%)
Ameriprise Financial, Inc.	37,578	2,316,684
Goldman Sachs Group, Inc. (The)	14,782	2,418,631
Legg Mason, Inc. (a)	49,795	1,649,708

		6,385,023

Chemicals (2.4%)
Dow Chemical Co. (The)	81,017	2,874,483

Commercial Banks (5.8%)
First Horizon National Corp. * (a)	91,796	1,040,053
KeyCorp	107,868	960,025
Old National Bancorp (a)	105,945	1,136,790
U.S. Bancorp	67,872	1,832,544
Wells Fargo & Co.	59,476	1,928,212

		6,897,624

Communications Equipment (0.4%)
Symmetricom, Inc. *	77,232	479,611

Computers & Peripherals (1.0%)
Hewlett-Packard Co.	25,769	1,177,386

Consumer Finance (1.4%)
Discover Financial Services	79,742	1,641,888

Diversified Financial Services (7.2%)
Citigroup, Inc. *	622,686	3,001,347
JP Morgan Chase & Co.	96,114	4,319,363
NYSE Euronext	40,346	1,283,406

		8,604,116

Diversified Telecommunication Services (6.2%)
AT&T, Inc.	29,732	818,225
CenturyLink, Inc.	39,655	1,714,682
Frontier Communications Corp.	191,168	1,753,010
Neutral Tandem, Inc. *	54,597	825,507
Verizon Communications, Inc.	64,948	2,313,448

		7,424,872

Electric Utilities (3.1%)
Edison International	19,779	717,582
FirstEnergy Corp. (a)	41,854	1,637,328
NextEra Energy, Inc.	13,186	704,924
Pepco Holdings, Inc.	36,920	685,604

		3,745,438

Electronic Equipment, Instruments & Components (1.1%)
Avnet, Inc. *	35,885	1,278,224

Continued

All Cap Value
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Energy Equipment & Services (5.8%)
Baker Hughes, Inc.	21,396	$1,465,840
Ensco PLC, ADR	21,898	1,189,937
Helix Energy Solutions Group, Inc. *	38,743	480,413
Nabors Industries, Ltd. *	58,020	1,415,688
National Oilwell Varco, Inc.	22,792	1,684,329
North American Energy Partners, Inc. *	59,386	712,038

		6,948,245

Food & Staples Retailing (0.6%)
Winn-Dixie Stores, Inc. * (a)	113,709	725,463

Food Products (1.3%)
Kraft Foods, Inc., Class A	50,573	1,546,017

Health Care Equipment & Supplies (1.9%)
Hologic, Inc. *	112,403	2,239,068

Health Care Providers & Services (3.1%)
Omnicare, Inc.	38,201	990,170
UnitedHealth Group, Inc.	64,698	2,655,853

		3,646,023

Household Products (1.4%)
Energizer Holdings, Inc. *	22,131	1,609,809

Industrial Conglomerates (5.6%)
General Electric Co.	236,283	4,758,739
Tyco International, Ltd.	43,189	1,936,163

		6,694,902

Insurance (5.9%)
Allstate Corp. (The)	56,942	1,773,174
Hartford Financial Services Group, Inc.	26,372	732,614
Meadowbrook Insurance Group, Inc.	125,453	1,190,549
Prudential Financial, Inc.	21,625	1,330,154
Reinsurance Group of America, Inc.	17,547	1,010,005
Travelers Cos., Inc. (The)	18,460	1,038,560

		7,075,056

Internet Software & Services (0.7%)
United Online, Inc.	120,254	850,196

Leisure Equipment & Products (0.6%)
Mattel, Inc.	29,009	686,933

Machinery (1.0%)
Federal Signal Corp. (a)	119,827	833,996
Snap-On, Inc.	6,315	357,618

		1,191,614

Media (2.6%)
Time Warner, Inc.	49,496	1,556,649
Viacom, Inc., Class B	36,393	1,512,129

		3,068,778

Metals & Mining (2.7%)
Alcoa, Inc.	67,431	1,117,332
Coeur d’Alene Mines Corp. *	53,256	1,245,125
Schnitzer Steel Industries, Inc., Class A (a)	14,568	898,845

		3,261,302

Multi-Utilities (0.8%)
PG & E Corp.	21,097	976,369

Office Electronics (1.5%)
Xerox Corp.	170,051	1,805,942

Oil, Gas & Consumable Fuels (8.4%)
Apache Corp.	21,610	2,579,370
Chevron Corp.	26,372	2,503,494
ConocoPhillips	42,195	3,015,255
Exxon Mobil Corp.	15,544	1,254,090
Holly Corp. (a)	13,379	656,507

		10,008,716

Pharmaceuticals (5.2%)
Forest Laboratories, Inc. *	75,073	2,421,855
Johnson & Johnson	28,043	1,676,130
Teva Pharmaceutical Industries, Ltd., ADR	38,087	2,081,455

		6,179,440

Professional Services (1.4%)
CBIZ, Inc. * (a)	162,263	1,130,973
Manpower, Inc.	9,104	587,845

		1,718,818

Real Estate Investment Trusts (1.5%)
Annaly Capital Management, Inc.	28,532	508,726
Health Care, Inc.	25,052	1,229,552

		1,738,278

Semiconductors & Semiconductor Equipment (0.4%)
Cabot Microelectronics Corp. *	10,729	483,985

Software (3.4%)
Cadence Design Systems, Inc. *	79,115	686,718
Microsoft Corp.	86,479	2,397,631
THQ, Inc. * (a)	167,925	975,644

		4,059,993

Specialty Retail (1.6%)
American Eagle Outfitters, Inc.	67,056	969,630
Best Buy Co., Inc.	27,378	930,852

		1,900,482

Textiles, Apparel & Luxury Goods (0.9%)
VF Corp.	13,186	1,090,746

Thrifts & Mortgage Finance (1.0%)
New York Community Bancorp, Inc. (a)	64,736	1,185,963

Tobacco (1.1%)
Altria Group, Inc.	58,018	1,364,003

Total Common Stocks		117,281,681

Continued

All Cap Value
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Investment Companies (4.9%)
State Street Navigator Securities Lending Portfolio (c)	5,788,058	$5,788,058

Total Investment Companies		5,788,058

Investments in Affiliates (0.6%)
Fifth Third Institutional Money Market Fund (b)	784,407	784,407

Total Investments in Affiliates		784,407

Total Investments (Cost $101,490,596) - 103.9%		123,854,146
Liabilities in excess of other assets - (3.9)%		(4,647,527)

NET ASSETS - 100.0%		$119,206,619

Notes to Schedule of Investments

*	Non-income producing security.

(a)	All or part of this security was on loan.

(b)	Investment is in Institutional Shares of underlying fund.

(c)	Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ADR - American Depositary Receipt

At January 31, 2011, All Cap Value’s investments were in the following countries:

Country

Bermuda	1.1%
Canada	0.6%
Great Britain	0.9%
Israel	1.7%
Switzerland	1.6%
United States	94.1%

Total	100.0%

See notes to schedules of investments and notes to financial statements.

Disciplined Large Cap Value
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (98.8%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	59,492	$4,485,697

Beverages (0.9%)
Constellation Brands, Inc., Class A *	100,542	1,932,417

Capital Markets (4.6%)
Ameriprise Financial, Inc.	80,166	4,942,234
Goldman Sachs Group, Inc. (The)	33,167	5,426,784

		10,369,018

Chemicals (2.2%)
Dow Chemical Co. (The)	138,914	4,928,669

Commercial Banks (2.6%)
U.S. Bancorp	216,551	5,846,877

Computers & Peripherals (0.9%)
Hewlett-Packard Co.	46,850	2,140,577

Consumer Finance (1.8%)
Discover Financial Services	200,786	4,134,184

Diversified Financial Services (9.7%)
Citigroup, Inc. *	1,784,614	8,601,839
JP Morgan Chase & Co.	221,905	9,972,411
NYSE Euronext	107,681	3,425,333

		21,999,583

Diversified Telecommunication Services (7.0%)
CenturyLink, Inc. (a)	108,722	4,701,139
Frontier Communications Corp.	445,150	4,082,026
Verizon Communications, Inc.	196,324	6,993,061

		15,776,226

Electric Utilities (4.1%)
Edison International	112,738	4,090,134
NextEra Energy, Inc.	95,782	5,120,506

		9,210,640

Energy Equipment & Services (4.5%)
Baker Hughes, Inc.	38,819	2,659,490
Ensco PLC, ADR	79,571	4,323,888
National Oilwell Varco, Inc.	41,793	3,088,503

		10,071,881

Food Products (2.2%)
Kraft Foods, Inc., Class A	160,926	4,919,508

Health Care Providers & Services (4.5%)
UnitedHealth Group, Inc.	246,892	10,134,917

Household Products (1.8%)
Energizer Holdings, Inc. *	56,220	4,089,443

Industrial Conglomerates (6.0%)
General Electric Co.	482,630	9,720,168
Tyco International, Ltd.	86,264	3,867,215

		13,587,383

Continued

Disciplined Large Cap Value
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Insurance (8.4%)
Allstate Corp. (The)	107,829	$3,357,795
Prudential Financial, Inc.	89,536	5,507,359
Reinsurance Group of America, Inc.	89,089	5,127,963
Travelers Cos., Inc. (The)	89,684	5,045,622

		19,038,739

Leisure Equipment & Products (1.7%)
Mattel, Inc.	159,736	3,782,548

Media (4.1%)
Time Warner, Inc.	132,072	4,153,664
Viacom, Inc., Class B	124,636	5,178,626

		9,332,290

Metals & Mining (1.1%)
Alcoa, Inc.	155,274	2,572,890

Office Electronics (2.2%)
Xerox Corp.	479,209	5,089,200

Oil, Gas & Consumable Fuels (11.2%)
Apache Corp.	52,056	6,213,404
Chevron Corp.	116,753	11,083,362
ConocoPhillips	112,143	8,013,739

		25,310,505

Pharmaceuticals (5.1%)
Forest Laboratories, Inc. *	153,936	4,965,975
Teva Pharmaceutical Industries, Ltd., ADR	119,877	6,551,278

		11,517,253

Real Estate Investment Trusts (3.0%)
Annaly Capital Management, Inc.	177,286	3,161,009
Health Care, Inc.	71,837	3,525,760

		6,686,769

Software (2.1%)
Microsoft Corp.	172,378	4,779,180

Specialty Retail (1.2%)
Best Buy Co., Inc.	77,637	2,639,658

Textiles, Apparel & Luxury Goods (1.2%)
VF Corp. (a)	32,423	2,682,031

Thrifts & Mortgage Finance (1.2%)
New York Community Bancorp, Inc. (a)	146,797	2,689,321

Tobacco (1.5%)
Altria Group, Inc.	147,838	3,475,671

Total Common Stocks		223,223,075

Investment Companies (3.1%)
State Street Navigator Securities Lending Portfolio (c)	7,048,045	7,048,045

Total Investment Companies		7,048,045

Investments in Affiliates (1.2%)
Fifth Third Institutional Money Market Fund (b)	2,601,438	2,601,438

Total Investments in Affiliates		2,601,438

Total Investments (Cost $173,679,733) - 103.1%		232,872,558
Liabilities in excess of other assets - (3.1)%		(6,962,925)

NET ASSETS - 100.0%		$225,909,633

Notes to Schedule of Investments

*	Non-income producing security.

(a)	All or part of this security was on loan.

(b)	Investment is in Institutional Shares of underlying fund.

(c)	Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ADR - American Depositary Receipt
At January 31, 2011, Disciplined Large Cap Value’s investments were in the following countries:

Country

Great Britain	1.8%
Israel	2.8%
Switzerland	1.7%
United States	93.7%

Total	100.0%

See notes to schedules of investments and notes to financial statements.

Structured Large Cap Plus
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (127.5%)
Aerospace & Defense (4.4%)
Honeywell International, Inc.	13,111	$734,347
Northrop Grumman Corp. (b)	19,489	1,350,588
Raytheon Co. (b)	19,910	995,301
United Technologies Corp. (b)	12,822	1,042,428

		4,122,664

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	1,399	100,196

Airlines (0.1%)
Southwest Airlines Co.	8,908	105,560

Auto Components (1.0%)
TRW Automotive Holdings Corp. *	15,146	903,610

Automobiles (1.0%)
Ford Motor Co. * (b)	57,097	910,697

Beverages (b) (1.7%)
Coca-Cola Co. (The)	8,851	556,285
Dr.Pepper Snapple Group, Inc.	28,769	1,019,286

		1,575,571

Biotechnology (3.1%)
Amgen, Inc. *	10,307	567,710
Biogen Idec, Inc. * (b)	18,586	1,216,825
Cephalon, Inc. * (b)	18,033	1,065,390

		2,849,925

Capital Markets (3.0%)
Ameriprise Financial, Inc. (b)	21,850	1,347,053
Franklin Resources, Inc. (b)	1,141	137,662
Goldman Sachs Group, Inc. (The)	2,281	373,217
Legg Mason, Inc.	27,710	918,032

		2,775,964

Chemicals (2.9%)
E.I. du Pont de Nemours & Co. (b)	10,810	547,851
Eastman Chemical Co.	300	27,858
Minerals Technologies, Inc.	7,823	493,005
PPG Industries, Inc. (b)	1,792	151,030
Sherwin-Williams Co. (The)	4,256	360,611
Sigma-Aldrich Corp. (b)	17,653	1,123,613

		2,703,968

Commercial Banks (b) (2.1%)
PNC Financial Services Group, Inc.	13,334	800,040
Wells Fargo & Co.	35,090	1,137,618

		1,937,658

Commercial Services & Supplies (1.0%)
RR Donnelley & Sons Co. (b)	50,944	902,728

Communications Equipment (2.5%)
Cisco Systems, Inc. *	3,522	74,490
Harris Corp. (b)	24,257	1,128,921
Research In Motion, Ltd. *	18,688	1,104,648

		2,308,059

Computers & Peripherals (4.0%)
Apple, Inc. * (b)	6,631	2,250,031
Dell, Inc. * (b)	12,955	170,488
Hewlett-Packard Co.	2,332	106,549
Western Digital Corp. * (b)	34,820	1,184,576

		3,711,644

Consumer Finance (b) (1.8%)
Capital One Financial Corp.	8,484	408,590
Discover Financial Services	61,597	1,268,282

		1,676,872

Containers & Packaging (0.2%)
Sealed Air Corp.	5,841	155,896

Diversified Financial Services (b) (4.6%)
Citigroup, Inc. *	185,728	895,209
JPMorgan Chase & Co.	57,838	2,599,240
NASDAQ OMX Group, Inc. (The) *	31,311	766,493

		4,260,942

Diversified Telecommunication Services (3.5%)
AT&T, Inc. (b)	49,691	1,367,496
Verizon Communications, Inc.	53,773	1,915,394

		3,282,890

Electric Utilities (0.7%)
Allegheny Energy, Inc.	1,326	34,184
Edison International	3,007	109,094
Exelon Corp.	13,089	556,414

		699,692

Electrical Equipment (1.5%)
Emerson Electric Co. (b)	24,194	1,424,543

Energy Equipment & Services (3.1%)
Exterran Holdings, Inc. * (b)	35,529	881,475
Halliburton Co.	73	3,285
Nabors Industries, Ltd. *	18,537	452,303
Rowan Cos., Inc. *	19,248	659,821
SEACOR Holdings, Inc.	8,774	927,324

		2,924,208

Food & Staples Retailing (1.3%)
Wal-Mart Stores, Inc. (b)	19,933	1,117,644
Walgreen Co.	2,587	104,618

		1,222,262

Food Products (b) (2.2%)
ConAgra Foods, Inc.	38,458	858,767
General Mills, Inc.	11,019	383,241
HJ Heinz Co.	17,188	816,430

		2,058,438

Gas Utilities (1.1%)
Questar Corp. (b)	59,195	1,031,769

Continued

Structured Large Cap Plus
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.	624	$30,258
Cooper Cos., Inc. (The)	4,748	272,250
St. Jude Medical, Inc. *	5,071	205,375

		507,883

Health Care Providers & Services (4.6%)
Cardinal Health, Inc. (b)	32,310	1,341,188
Express Scripts, Inc. *	3,901	219,743
Humana, Inc. * (b)	21,413	1,241,312
Tenet Healthcare Corp. *	3,795	25,237
UnitedHealth Group, Inc.	663	27,216
WellCare Health Plans, Inc. *	10,227	305,787
WellPoint, Inc. * (b)	18,203	1,130,771

		4,291,254

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp. (b)	13,652	1,005,743

Household Durables (1.2%)
Tempur-Pedic International, Inc. *	5,477	239,016
Whirlpool Corp. (b)	10,575	904,163

		1,143,179

Household Products (1.9%)
Procter & Gamble Co. (The) (b)	28,242	1,782,917

Independent Power Producers & Energy Traders (1.2%)
NRG Energy, Inc. * (b)	54,386	1,128,509

Industrial Conglomerates (b) (3.3%)
3M Co.	16,750	1,472,660
General Electric Co.	77,808	1,567,053

		3,039,713

Insurance (4.6%)
ACE, Ltd.	20,700	1,274,913
Chubb Corp. (b)	20,859	1,208,362
Hartford Financial Services Group, Inc. (b)	32,710	908,684
Travelers Cos., Inc. (The)	15,373	864,885

		4,256,844

Internet & Catalog Retail (0.2%)
NetFlix, Inc. *	825	176,616

Internet Software & Services (2.2%)
AOL, Inc. *	18,183	427,664
Google, Inc., Class A * (b)	2,345	1,407,844
IAC / InterActiveCorp *	8,885	251,357

		2,086,865

IT Services (b) (4.4%)
Computer Sciences Corp.	23,755	1,265,904
International Business Machines Corp.	17,202	2,786,724

		4,052,628

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	106	4,673

Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc. * (b)	16,243	930,237

Machinery (3.3%)
AGCO Corp. *	7,006	355,204
Caterpillar, Inc. (b)	14,341	1,391,221
Eaton Corp. (b)	12,369	1,335,357

		3,081,782

Media (3.1%)
CBS Corp., Class B	33,298	660,299
Comcast Corp., Class A	1,214	27,619
DIRECTV,Class A * (b)	20,884	885,273
Time Warner, Inc. (b)	41,025	1,290,236

		2,863,427

Metals & Mining (4.0%)
Cliffs Natural Resources, Inc.	14,640	1,251,134
Freeport-McMoRan Copper & Gold, Inc. (b)	13,470	1,464,863
Newmont Mining Corp.	17,599	969,177

		3,685,174

Multi-Utilities (1.4%)
Ameren Corp.	37,568	1,065,804
NiSource, Inc. (b)	12,752	237,442

		1,303,246

Multiline Retail (1.5%)
Dollar Tree, Inc. *	8,476	428,716
Family Dollar Stores, Inc. (b)	23,621	1,003,420

		1,432,136

Oil, Gas & Consumable Fuels (13.7%)
Apache Corp. (b)	6,308	752,923
Chevron Corp. (b)	22,926	2,176,365
ConocoPhillips (b)	28,330	2,024,462
El Paso Corp.	87,302	1,386,356
Exxon Mobil Corp. (b)	24,152	1,948,583
Marathon Oil Corp. (b)	37,016	1,691,631
Murphy Oil Corp. (b)	9,296	616,325
Sunoco, Inc.	16,551	702,590
Tesoro Corp. (b)	30,498	587,087
Valero Energy Corp.	35,893	910,246

		12,796,568

Pharmaceuticals (5.0%)
Bristol-Myers Squibb Co.	264	6,648
Eli Lilly & Co. (b)	24,428	849,362
Forest Laboratories, Inc. * (b)	33,135	1,068,935
Johnson & Johnson	3,937	235,314
Mylan, Inc. * (b)	45,464	1,052,946
Pfizer, Inc.	77,692	1,415,548

		4,628,753

Real Estate Investment Trusts (2.0%)
AvalonBay Communities, Inc.	10,685	1,238,712
Equity Residential	11,177	605,682

		1,844,394

Real Estate Management & Development (0.9%)
CB Richard Ellis Group, Inc., Class A *	39,543	877,459

Continued

Structured Large Cap Plus
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Road & Rail (1.2%)
Ryder System, Inc.	22,663	$1,089,637

Semiconductors & Semiconductor Equipment (4.9%)
Advanced Micro Devices, Inc. *	74,015	579,538
Intel Corp. (b)	95,055	2,039,880
Micron Technology, Inc. * (b)	145,196	1,530,366
Novellus Systems, Inc. *	10,301	371,557

		4,521,341

Software (b) (5.7%)
CA, Inc.	35,677	849,113
Intuit, Inc. *	13,928	653,641
Microsoft Corp.	98,241	2,723,732
Symantec Corp. *	63,960	1,126,335

		5,352,821

Specialty Retail (2.8%)
AutoZone, Inc. * (b)	3,391	859,720
Limited Brands, Inc. (b)	37,800	1,105,272
Ross Stores, Inc.	6,069	395,699
TJX Cos., Inc.	4,338	205,578

		2,566,269

Textiles, Apparel & Luxury Goods (1.4%)
Deckers Outdoor Corp. * (b)	13,271	973,959
Under Armour, Inc., Class A *	5,596	334,976

		1,308,935

Tobacco (2.5%)
Altria Group, Inc.	22,469	528,246
Philip Morris International, Inc. (b)	30,876	1,767,342

		2,295,588

Trading Companies & Distributors (1.0%)
WW Grainger, Inc.	7,439	978,005

Total Common Stocks		118,678,352

Investments in Affiliates (1.8%)
Fifth Third Institutional Money Market Fund (a)	1,655,039	1,655,039

Total Investments in Affiliates		1,655,039

Total Investments (Cost $97,820,123) - 129.3%		120,333,391
Securities Sold Short (Proceeds $25,648,714) - (29.5)%		(27,458,688)

Other assets in excess of liabilities - 0.2%		173,728

NET ASSETS - 100.0%		$93,048,431

See notes to schedules of investments and notes to financial statements.

Structured Large Cap Plus
Schedule of Securities Sold Short
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (29.5%)
Aerospace & Defense (0.7%)
Rockwell Collins, Inc.	(10,639)	$(682,385)

Airlines (0.8%)
AMR Corp. *	(110,792)	(781,084)

Biotechnology (1.9%)
Regeneron Pharmaceuticals, Inc. *	(14,563)	(490,482)
Vertex Pharmaceuticals, Inc. *	(31,905)	(1,240,785)

		(1,731,267)

Building Products (0.1%)
USG Corp. *	(7,459)	(120,985)

Capital Markets (0.8%)
E*Trade Financial Corp. *	(43,515)	(720,608)

Commercial Services & Supplies (1.1%)
Iron Mountain, Inc.	(43,062)	(1,050,282)

Construction Materials (0.5%)
Vulcan Materials Co.	(10,794)	(459,393)

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A *	(3,698)	(152,616)

Diversified Telecommunication Services (1.1%)
Frontier Communications Corp.	(109,798)	(1,006,848)

Electrical Equipment (0.1%)
Roper Industries, Inc.	(614)	(47,702)

Food Products (0.8%)
Green Mountain Coffee Roasters, Inc. *	(3,972)	(133,380)
Tyson Foods, Inc., Class A	(34,939)	(574,746)

		(708,126)

Gas Utilities (1.2%)
National Fuel Gas Co.	(17,137)	(1,171,143)

Health Care Providers & Services (1.6%)
Brookdale Senior Living, Inc. *	(37,964)	(829,514)
Patterson Cos., Inc.	(19,288)	(637,661)

		(1,467,175)

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. *	(3,594)	(75,869)

Household Durables (2.0%)
Lennar Corp., Class A	(26,647)	(515,886)
MDC Holdings, Inc.	(28,205)	(871,816)
Pulte Group, Inc. *	(64,213)	(506,641)

		(1,894,343)

Insurance (1.8%)
AON Corp.	(993)	(45,420)
Genworth Financial, Inc., Class A *	(82,070)	(1,113,690)
Marsh & McLennan Cos., Inc.	(19,806)	(552,191)

		(1,711,301)

Continued

Structured Large Cap Plus
Schedule of Securities Sold Short, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Internet Software & Services (0.2%)
Yahoo!, Inc. *	(11,946)	$(192,570)

IT Services (1.3%)
CoreLogic, Inc.	(60,670)	(1,216,434)

Life Sciences Tools & Services (1.1%)
Waters Corp. *	(13,108)	(1,001,320)

Media (0.9%)
DreamWorks Animation SKG, Inc., Class A *	(28,734)	(806,563)

Metals & Mining (1.9%)
Nucor Corp.	(15,820)	(726,296)
United States Steel Corp.	(18,546)	(1,069,548)

		(1,795,844)

Multi-Utilities (1.1%)
Sempra Energy	(19,394)	(1,009,846)

Office Electronics (0.4%)
Xerox Corp.	(34,715)	(368,673)

Oil, Gas & Consumable Fuels (3.0%)
100,000ths Kinder Morgan Management LLC *	(15,840)	(10)
Consol Energy, Inc.	(24,115)	(1,198,516)
InterOil Corp. *	(11,600)	(802,720)
Southwestern Energy Co. *	(20,819)	(822,350)

		(2,823,596)

Pharmaceuticals (0.1%)
Vivus, Inc. *	(5,706)	(51,069)

Professional Services (0.7%)
Dun & Bradstreet Corp.	(2,108)	(179,075)
Verisk Analytics, Inc., Class A *	(14,991)	(507,145)

		(686,220)

Real Estate Investment Trusts (1.0%)
Weyerhaeuser Co.	(38,552)	(893,635)

Semiconductors & Semiconductor Equipment (1.2%)
MEMC Electronic Materials, Inc. *	(96,336)	(1,068,366)
NVIDIA Corp. *	(1,227)	(29,350)

		(1,097,716)

Software (1.0%)
Electronic Arts, Inc. *	(39,241)	(611,767)
Salesforce.com, Inc. *	(2,652)	(342,480)

		(954,247)

Thrifts & Mortgage Finance (0.7%)
Hudson City Bancorp, Inc.	(63,907)	(701,699)

Tobacco (0.1%)
Universal Corp.	(2,062)	(78,129)

Total Common Stocks		(27,458,688)

TOTAL SECURITIES SOLD SHORT (Proceeds $25,648,714) - (29.5)%		$(27,458,688)

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

(b)	All or part of this security has been designated as collateral for short sales.

See notes to schedules of investments and notes to financial statements.

Equity Index
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (96.8%)
Aerospace & Defense (2.7%)
Boeing Co. (The)	21,992	$1,528,004
General Dynamics Corp.	11,324	853,830
Goodrich Corp.	3,759	340,640
Honeywell International, Inc.	23,389	1,310,018
ITT Corp.	5,504	324,296
L-3 Communications Holdings, Inc.	3,393	265,502
Lockheed Martin Corp.	8,853	704,699
Northrop Grumman Corp.	8,754	606,652
Precision Castparts Corp.	4,276	611,425
Raytheon Co.	10,929	546,341
Rockwell Collins, Inc.	4,702	301,586
United Technologies Corp.	27,683	2,250,628

		9,643,621

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	4,977	383,677
Expeditors International of Washington, Inc.	6,366	322,565
FedEx Corp.	9,433	851,989
United Parcel Service, Inc., Class B	29,647	2,123,318

		3,681,549

Airlines (0.1%)
Southwest Airlines Co.	22,397	265,404

Auto Components (0.2%)
Goodyear Tire & Rubber Co. (The) *	7,282	86,510
Johnson Controls, Inc.	20,217	776,131

		862,641

Automobiles (0.6%)
Ford Motor Co. *	112,321	1,791,520
Harley-Davidson, Inc.	7,061	279,969

		2,071,489

Beverages (2.3%)
Brown-Forman Corp., Class B	3,111	206,415
Coca-Cola Co. (The)	69,612	4,375,114
Coca-Cola Enterprises, Inc.	10,156	255,525
Constellation Brands, Inc., Class A *	5,345	102,731
Dr.Pepper Snapple Group, Inc.	6,808	241,207
Molson Coors Brewing Co., Class B	4,743	222,304
PepsiCo, Inc.	47,512	3,055,497

		8,458,793

Biotechnology (1.2%)
Amgen, Inc. *	28,325	1,560,141
Biogen Idec, Inc. *	7,144	467,718
Celgene Corp. *	14,109	727,037
Cephalon, Inc. * (a)	2,255	133,225
Genzyme Corp. *	7,764	569,489
Gilead Sciences, Inc. *	24,339	934,131

		4,391,741

Building Products (0.0%)
Masco Corp.	10,747	143,150

Capital Markets (2.5%)
Ameriprise Financial, Inc.	7,434	458,306
Bank of New York Mellon Corp. (The)	37,188	1,161,381
Charles Schwab Corp. (The)	29,730	536,627
E*Trade Financial Corp. *	5,958	98,664
Federated Investors, Inc., Class B (a)	2,746	74,362
Franklin Resources, Inc.	4,365	526,637
Goldman Sachs Group, Inc. (The)	15,327	2,507,804
Invesco, Ltd.	13,852	342,699
Janus Capital Group, Inc.	5,509	71,121
Legg Mason, Inc.	4,587	151,967
Morgan Stanley	45,355	1,333,437
Northern Trust Corp.	7,261	377,427
State Street Corp.	15,050	703,136
T Rowe Price Group, Inc.	7,688	506,793

		8,850,361

Chemicals (2.0%)
Air Products & Chemicals, Inc.	6,424	560,494
Airgas, Inc.	2,243	140,569
CF Industries Holdings, Inc.	2,132	287,905
Dow Chemical Co. (The)	34,797	1,234,598
E.I. du Pont de Nemours & Co.	27,368	1,387,010
Eastman Chemical Co.	2,162	200,763
Ecolab, Inc.	6,959	345,793
FMC Corp.	2,175	165,431
International Flavors & Fragrances, Inc.	2,397	136,749
Monsanto Co.	16,080	1,179,951
PPG Industries, Inc.	4,887	411,876
Praxair, Inc.	9,185	854,572
Sherwin-Williams Co. (The)	2,686	227,585
Sigma-Aldrich Corp.	3,636	231,431

		7,364,727

Commercial Banks (2.8%)
BB&T Corp. (a)	20,797	574,829
Comerica, Inc. (a)	5,291	202,116
First Horizon National Corp. * (a)	7,107	80,524
Huntington Bancshares, Inc.	21,499	155,653
KeyCorp	26,396	234,924
M&T Bank Corp.	3,579	309,476
Marshall & Ilsley Corp.	15,828	110,638
PNC Financial Services Group, Inc.	15,763	945,780
Regions Financial Corp.	37,656	267,357
SunTrust Banks, Inc.	14,988	456,085
U.S. Bancorp	57,509	1,552,743
Wells Fargo & Co.	157,352	5,101,352
Zions Bancorporation	5,335	125,799

		10,117,276

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	3,237	136,245
Cintas Corp.	3,790	106,347
Iron Mountain, Inc.	6,000	146,340
Pitney Bowes, Inc. (a)	6,096	148,011
Republic Services, Inc.	9,215	284,191
RR Donnelley & Sons Co. (a)	6,185	109,598
Stericycle, Inc. *	2,564	201,248
Waste Management, Inc. (a)	14,264	540,178

		1,672,158

Communications Equipment (2.2%)
Cisco Systems, Inc. *	166,166	3,514,411
F5 Networks, Inc. *	2,424	262,713

Continued

Equity Index
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Communications Equipment, continued
Harris Corp.	3,846	$178,993
JDS Uniphase Corp. *	6,675	113,275
Juniper Networks, Inc. *	15,685	582,227
Motorola Mobility Holdings, Inc. *	8,804	245,367
Motorola Solutions, Inc. *	10,061	390,065
Qualcomm, Inc.	48,497	2,625,143
Tellabs, Inc.	11,060	58,618

		7,970,812

Computers & Peripherals (4.4%)
Apple, Inc. *	27,500	9,331,300
Dell, Inc. *	50,345	662,540
EMC Corp. *	61,769	1,537,430
Hewlett-Packard Co.	67,985	3,106,235
Lexmark International, Inc., Class A *	2,355	82,048
NetApp, Inc. *	10,835	593,000
SanDisk Corp. *	7,030	318,951
Western Digital Corp. *	6,889	234,364

		15,865,868

Construction & Engineering (0.2%)
Fluor Corp.	5,360	370,858
Jacobs Engineering Group, Inc. *	3,780	194,179
Quanta Services, Inc. *	6,461	153,320

		718,357

Construction Materials (0.0%)
Vulcan Materials Co.	3,849	163,813

Consumer Finance (0.7%)
American Express Co.	31,396	1,361,959
Capital One Financial Corp.	13,698	659,696
Discover Financial Services	16,326	336,152
SLM Corp. *	14,557	209,766

		2,567,573

Containers & Packaging (0.2%)
Ball Corp.	2,648	188,352
Bemis Co., Inc.	3,244	105,592
Owens-Illinois, Inc. *	4,906	144,678
Sealed Air Corp.	4,787	127,765

		566,387

Distributors (0.1%)
Genuine Parts Co.	4,723	244,415

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A *	3,811	157,280
DeVry, Inc.	1,869	97,394
H&R Block, Inc. (a)	9,249	115,797

		370,471

Diversified Financial Services (4.2%)
Bank of America Corp. (c)	302,342	4,151,156
Citigroup, Inc. * (c)	870,895	4,197,714
CME Group, Inc.	2,009	619,897
IntercontinentalExchange, Inc. *	2,193	264,235
JP Morgan Chase & Co.	117,193	5,266,653
Leucadia National Corp.	5,908	192,128
Moody’s Corp.	6,108	179,392
NASDAQ OMX Group, Inc. (The) *	4,211	103,085
NYSE Euronext	7,825	248,913

		15,223,173

Diversified Telecommunication Services (2.5%)
AT&T, Inc. (c)	177,176	4,875,883
CenturyLink, Inc.	9,091	393,095
Frontier Communications Corp.	29,795	273,220
Qwest Communications International, Inc.	52,245	372,507
Verizon Communications, Inc.	84,744	3,018,581
Windstream Corp.	14,501	185,758

		9,119,044

Electric Utilities (1.7%)
Allegheny Energy, Inc.	5,095	131,349
American Electric Power Co., Inc.	14,398	513,721
Duke Energy Corp.	39,709	709,997
Edison International	9,767	354,347
Entergy Corp.	5,424	391,450
Exelon Corp.	19,828	842,888
FirstEnergy Corp. (a)	9,139	357,518
NextEra Energy, Inc.	12,467	666,486
Northeast Utilities	5,286	174,015
Pepco Holdings, Inc.	6,730	124,976
Pinnacle West Capital Corp.	3,259	132,674
PPL Corp.	14,489	373,671
Progress Energy, Inc.	8,782	394,487
Southern Co.	25,143	945,880

		6,113,459

Electrical Equipment (0.5%)
Emerson Electric Co.	22,564	1,328,568
Rockwell Automation, Inc.	4,251	344,374
Roper Industries, Inc.	2,838	220,484

		1,893,426

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc. *	10,384	434,363
Amphenol Corp., Class A	5,235	289,705
Corning, Inc.	46,854	1,040,628
FLIR Systems, Inc. * (a)	4,755	147,595
Jabil Circuit, Inc.	5,877	118,774
Molex, Inc. (a)	4,142	108,313

		2,139,378

Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	12,929	885,766
Cameron International Corp. *	7,272	387,598
Diamond Offshore Drilling, Inc. (a)	2,084	149,444
FMC Technologies, Inc. *	3,589	337,366
Halliburton Co.	27,267	1,227,015
Helmerich & Payne, Inc. (a)	3,177	186,585
Nabors Industries, Ltd. *	8,556	208,766
National Oilwell Varco, Inc.	12,580	929,662
Noble Corp. (a)	7,669	293,339
Rowan Cos., Inc. *	3,784	129,715
Schlumberger, Ltd.	40,903	3,639,958

		8,375,214

Continued

Equity Index
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	12,961	$931,118
CVS Caremark Corp.	40,735	1,393,137
Kroger Co. (The)	19,119	409,147
Safeway, Inc.	11,176	231,231
SUPERVALU, Inc. (a)	6,361	46,372
SYSCO Corp.	17,540	511,116
Wal-Mart Stores, Inc.	58,732	3,293,103
Walgreen Co.	27,753	1,122,331
Whole Foods Market, Inc.	4,407	227,886

		8,165,441

Food Products (1.6%)
Archer-Daniels-Midland Co.	19,153	625,729
Campbell Soup Co. (a)	5,742	196,032
ConAgra Foods, Inc.	13,182	294,354
Dean Foods Co. *	5,462	55,439
General Mills, Inc.	19,196	667,637
Hershey Co. (The)	4,637	216,502
HJ Heinz Co.	9,616	456,760
Hormel Foods Corp.	2,076	102,554
JM Smucker Co. (The)	3,583	222,719
Kellogg Co.	7,617	383,135
Kraft Foods, Inc., Class A	52,367	1,600,859
McCormick & Co., Inc. (a)	3,985	176,137
Mead Johnson Nutrition Co.	6,133	355,530
Sara Lee Corp.	19,165	325,230
Tyson Foods, Inc., Class A	8,934	146,964

		5,825,581

Gas Utilities (0.1%)
Nicor, Inc. (a)	1,365	68,891
Oneok, Inc.	3,193	188,036

		256,927

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	17,470	847,120
Becton Dickinson and Co.	6,894	571,857
Boston Scientific Corp. *	45,570	318,079
CareFusion Corp. *	6,684	171,979
CR Bard, Inc.	2,785	262,765
DENTSPLY International, Inc.	4,260	151,145
Hospira, Inc. *	5,009	276,647
Intuitive Surgical, Inc. * (a)	1,178	380,388
Medtronic, Inc.	32,374	1,240,572
St. Jude Medical, Inc. *	10,278	416,259
Stryker Corp.	10,239	589,357
Varian Medical Systems, Inc. *	3,567	241,022
Zimmer Holdings, Inc. *	5,919	350,168

		5,817,358

Health Care Providers & Services (2.0%)
Aetna, Inc.	11,995	395,115
AmerisourceBergen Corp.	8,285	297,100
Cardinal Health, Inc.	10,461	434,236
CIGNA Corp.	8,122	341,286
Coventry Health Care, Inc. *	4,452	133,426
DaVita, Inc. *	2,914	215,199
Express Scripts, Inc. *	15,800	890,014
Humana, Inc. *	5,046	292,517
Laboratory Corp. of America Holdings *	3,049	274,136
McKesson Corp.	7,587	570,315
Medco Health Solutions, Inc. *	12,723	776,358
Patterson Cos., Inc.	2,899	95,841
Quest Diagnostics, Inc.	4,240	241,468
Tenet Healthcare Corp. *	14,556	96,797
UnitedHealth Group, Inc.	32,975	1,353,624
WellPoint, Inc. *	11,800	733,016

		7,140,448

Health Care Technology (0.1%)
Cerner Corp. * (a)	2,136	211,144

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	12,911	577,251
Darden Restaurants, Inc.	4,150	195,506
International Game Technology	8,940	153,500
Marriott International, Inc., Class A (a)	8,627	340,680
McDonald’s Corp.	31,673	2,333,350
Starbucks Corp.	22,217	700,502
Starwood Hotels & Resorts Worldwide, Inc.	5,715	337,014
Wyndham Worldwide Corp.	5,245	147,542
Wynn Resorts, Ltd.	2,267	263,720
Yum! Brands, Inc.	14,048	656,884

		5,705,949

Household Durables (0.4%)
DR Horton, Inc.	8,413	104,237
Fortune Brands, Inc.	4,574	282,124
Harman International Industries, Inc. *	2,086	90,366
Leggett & Platt, Inc.	4,390	98,907
Lennar Corp., Class A (a)	4,768	92,308
Newell Rubbermaid, Inc.	8,703	167,533
Pulte Group, Inc. * (a)	10,084	79,563
Stanley Black & Decker, Inc.	4,974	361,510
Whirlpool Corp.	2,279	194,854

		1,471,402

Household Products (2.1%)
Clorox Co. (a)	4,180	262,880
Colgate-Palmolive Co.	14,470	1,110,862
Kimberly-Clark Corp.	12,225	791,325
Procter & Gamble Co. (The)	83,917	5,297,680

		7,462,747

Independent Power Producers & Energy Traders (0.2%)
AES Corp. (The) *	19,846	246,090
Constellation Energy Group, Inc.	5,990	193,178
NRG Energy, Inc. *	7,411	153,778

		593,046

Industrial Conglomerates (2.5%)
3M Co.	21,431	1,884,214
General Electric Co. (c)	319,418	6,433,078
Textron, Inc. (a)	8,241	216,656
Tyco International, Ltd.	14,673	657,791

		9,191,739

Continued

Equity Index
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Insurance (3.7%)
ACE, Ltd.	10,175	$626,678
Aflac, Inc.	14,128	813,490
Allstate Corp. (The)	16,134	502,413
American International Group, Inc. *	4,198	169,389
AON Corp.	9,891	452,414
Assurant, Inc.	3,194	125,301
Berkshire Hathaway, Inc., Class B *	51,876	4,240,863
Chubb Corp.	9,142	529,596
Cincinnati Financial Corp. (a)	4,879	156,323
Genworth Financial, Inc., Class A *	14,678	199,180
Hartford Financial Services Group, Inc.	13,327	370,224
Lincoln National Corp.	9,496	273,865
Loews Corp.	9,483	379,794
Marsh & McLennan Cos., Inc.	16,292	454,221
MetLife, Inc.	27,170	1,243,571
Principal Financial Group, Inc.	9,604	314,723
Progressive Corp. (The) (a)	19,891	394,041
Prudential Financial, Inc.	14,550	894,971
Torchmark Corp.	2,400	149,520
Travelers Cos., Inc. (The)	13,762	774,250
Unum Group	9,508	237,130
XL Group PLC	9,690	222,095

		13,524,052

Internet & Catalog Retail (0.8%)
Amazon.com, Inc. *	10,630	1,803,273
Expedia, Inc. (a)	6,063	152,545
NetFlix, Inc. *	1,300	278,304
priceline.com, Inc. *	1,472	630,782

		2,864,904

Internet Software & Services (1.8%)
Akamai Technologies, Inc. *	5,466	264,117
eBay, Inc. *	34,395	1,044,232
Google, Inc., Class A *	7,477	4,488,892
Monster Worldwide, Inc. * (a)	3,898	64,902
VeriSign, Inc. (a)	5,156	173,500
Yahoo!, Inc. * (a)	39,078	629,937

		6,665,580

IT Services (3.1%)
Automatic Data Processing, Inc.	14,786	708,249
Cognizant Technology Solutions Corp., Class A *	9,098	663,699
Computer Sciences Corp.	4,631	246,786
Fidelity National Information Services, Inc.	7,940	241,614
Fiserv, Inc. *	4,458	275,371
International Business Machines Corp.	37,245	6,033,690
Mastercard, Inc., Class A	2,904	686,825
Paychex, Inc. (a)	9,650	308,800
SAIC, Inc. * (a)	8,803	145,866
Teradata Corp. *	5,021	215,853
Total System Services, Inc.	4,894	85,204
Visa, Inc., Class A	14,609	1,020,439
Western Union Co. (The)	19,662	398,745

		11,031,141

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,083	180,019
Mattel, Inc.	10,757	254,726

		434,745

Life Sciences Tools & Services (0.4%)
Life Technologies Corp. *	5,598	303,915
PerkinElmer, Inc.	3,539	90,528
Thermo Fisher Scientific, Inc. *	11,916	682,429
Waters Corp. *	2,738	209,156

		1,286,028

Machinery (2.2%)
Caterpillar, Inc.	19,028	1,845,906
Cummins, Inc.	5,930	627,869
Danaher Corp.	16,076	740,461
Deere & Co.	12,707	1,155,066
Dover Corp.	5,600	358,960
Eaton Corp.	5,045	544,658
Flowserve Corp.	1,674	209,233
Illinois Tool Works, Inc.	14,868	795,289
Ingersoll-Rand PLC (a)	9,714	458,501
PACCAR, Inc.	10,933	617,605
Pall Corp.	3,453	191,331
Parker Hannifin Corp.	4,837	432,476
Snap-On, Inc.	1,744	98,763

		8,076,118

Media (3.0%)
Cablevision Systems Corp., Class A	7,196	243,584
CBS Corp., Class B	20,412	404,770
Comcast Corp., Class A	83,645	1,902,924
DIRECTV, Class A *	24,994	1,059,496
Discovery Communications, Inc., Class A * (a)	8,524	332,436
Gannett Co., Inc. (a)	7,163	105,583
Interpublic Group of Cos., Inc. (The) *	14,652	156,630
McGraw-Hill Cos., Inc. (The)	9,204	358,772
News Corp., Class A	68,462	1,028,299
Omnicom Group, Inc.	9,031	405,311
Scripps Networks Interactive, Inc., Class A	2,700	125,550
Time Warner Cable, Inc.	10,665	723,407
Time Warner, Inc.	33,256	1,045,901
Viacom, Inc., Class B	18,123	753,011
Walt Disney Co. (The)	56,768	2,206,572
Washington Post Co. (The), Class B (a)	165	70,678

		10,922,924

Metals & Mining (1.2%)
AK Steel Holding Corp. (a)	3,297	52,422
Alcoa, Inc.	30,622	507,407
Allegheny Technologies, Inc. (a)	2,956	192,702
Cliffs Natural Resources, Inc.	4,061	347,053
Freeport-McMoRan Copper & Gold, Inc.	14,116	1,535,115
Newmont Mining Corp.	14,782	814,045
Nucor Corp.	9,465	434,538
Titanium Metals Corp. *	2,701	50,914
United States Steel Corp.	4,305	248,269

		4,182,465

Multiline Retail (0.7%)
Big Lots, Inc. *	2,265	72,005
Family Dollar Stores, Inc.	3,774	160,320
JC Penney Co., Inc. (a)	7,088	227,312
Kohl’s Corp. *	9,233	468,852
Macy’s, Inc.	12,695	293,889
Nordstrom, Inc.	5,046	207,794

Continued

Equity Index
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Multiline Retail, continued
Sears Holdings Corp. * (a)	1,319	$99,413
Target Corp.	21,228	1,163,931

		2,693,516

Multi-Utilities (1.2%)
Ameren Corp.	7,190	203,980
CenterPoint Energy, Inc.	12,687	204,895
CMS Energy Corp.	7,332	142,974
Consolidated Edison, Inc.	8,710	434,716
Dominion Resources, Inc.	17,403	757,727
DTE Energy Co.	5,070	234,538
Integrys Energy Group, Inc.	2,326	110,694
NiSource, Inc. (a)	8,343	155,347
PG&E Corp.	11,754	543,975
Public Service Enterprise Group, Inc.	15,167	491,866
SCANA Corp. (a)	3,394	143,464
Sempra Energy	7,197	374,748
TECO Energy, Inc.	6,438	118,524
Wisconsin Energy Corp.	3,504	211,256
Xcel Energy, Inc.	13,794	325,125

		4,453,829

Office Electronics (0.1%)
Xerox Corp.	41,587	441,654

Oil, Gas & Consumable Fuels (10.0%)
Anadarko Petroleum Corp.	14,857	1,145,178
Apache Corp.	11,457	1,367,507
Cabot Oil & Gas Corp.	3,117	129,761
Chesapeake Energy Corp. (a)	19,604	578,906
Chevron Corp.	60,331	5,727,222
ConocoPhillips	44,046	3,147,527
Consol Energy, Inc.	6,771	336,519
Denbury Resources, Inc. *	11,982	243,834
Devon Energy Corp.	12,948	1,148,358
El Paso Corp.	21,109	335,211
EOG Resources, Inc.	7,615	810,160
EQT Corp.	4,471	215,457
Exxon Mobil Corp. (c)	151,171	12,196,476
Hess Corp.	8,994	756,575
Marathon Oil Corp.	21,282	972,587
Massey Energy Co.	3,062	192,477
Murphy Oil Corp.	5,767	382,352
Newfield Exploration Co. *	4,013	293,631
Noble Energy, Inc.	5,249	478,184
Occidental Petroleum Corp.	24,361	2,355,221
Peabody Energy Corp.	8,083	512,624
Pioneer Natural Resources Co. (a)	3,480	331,157
QEP Resources, Inc.	5,265	213,970
Range Resources Corp. (a)	4,799	239,326
Southwestern Energy Co. *	10,396	410,642
Spectra Energy Corp.	19,433	509,728
Sunoco, Inc.	3,615	153,457
Tesoro Corp. (a)	4,292	82,621
Valero Energy Corp.	16,974	430,461
Williams Cos., Inc. (The)	17,531	473,162

		36,170,291

Paper & Forest Products (0.1%)
International Paper Co.	13,114	378,732
MeadWestvaco Corp.	5,044	144,410

		523,142

Personal Products (0.2%)
Avon Products, Inc.	12,866	364,236
Estee Lauder Cos., Inc. (The), Class A	3,404	274,022

		638,258

Pharmaceuticals (5.0%)
Abbott Laboratories	46,342	2,092,805
Allergan, Inc.	9,219	650,954
Bristol-Myers Squibb Co.	51,315	1,292,112
Eli Lilly & Co.	30,422	1,057,773
Forest Laboratories, Inc. *	8,563	276,242
Johnson & Johnson	82,330	4,920,864
Merck & Co., Inc.	92,362	3,063,647
Mylan, Inc. *	13,047	302,168
Pfizer, Inc.	240,130	4,375,169
Watson Pharmaceuticals, Inc. *	3,757	204,832

		18,236,566

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,493	126,831
Equifax, Inc.	3,699	132,128
Robert Half International, Inc. (a)	4,412	138,360

		397,319

Real Estate Investment Trusts (1.5%)
Apartment Investment & Management Co., Class A	3,509	89,690
AvalonBay Communities, Inc.	2,557	296,433
Boston Properties, Inc.	4,200	396,354
Equity Residential	8,527	462,078
HCP, Inc.	9,723	360,626
Health Care, Inc.	4,351	213,547
Host Hotels & Resorts, Inc.	19,964	369,534
Kimco Realty Corp.	12,170	220,155
Plum Creek Timber Co., Inc. (a)	4,845	202,860
ProLogis	17,059	254,520
Public Storage	4,187	456,299
Simon Property Group, Inc.	8,781	890,833
Ventas, Inc.	4,710	261,217
Vornado Realty Trust	4,874	429,351
Weyerhaeuser Co.	16,067	372,433

		5,275,930

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A *	8,712	193,319

Road & Rail (0.8%)
CSX Corp.	11,218	791,991
Norfolk Southern Corp.	10,894	666,604
Ryder System, Inc.	1,551	74,572
Union Pacific Corp.	14,784	1,399,010

		2,932,177

Continued

Equity Index
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc. * (a)	17,168	$134,425
Altera Corp. (a)	9,370	352,031
Analog Devices, Inc.	8,953	347,645
Applied Materials, Inc.	40,054	628,447
Broadcom Corp., Class A	13,653	615,614
First Solar, Inc. * (a)	1,619	250,265
Intel Corp.	167,223	3,588,606
KLA-Tencor Corp.	5,008	220,753
Linear Technology Corp. (a)	6,757	235,076
LSI Corp. *	18,483	114,410
MEMC Electronic Materials, Inc. *	6,818	75,612
Microchip Technology, Inc. (a)	5,601	204,268
Micron Technology, Inc. *	25,685	270,720
National Semiconductor Corp.	7,182	108,879
Novellus Systems, Inc. *	2,704	97,533
NVIDIA Corp. *	17,418	416,638
Teradyne, Inc. * (a)	5,438	90,706
Texas Instruments, Inc.	35,200	1,193,632
Xilinx, Inc. (a)	7,768	250,130

		9,195,390

Software (3.8%)
Adobe Systems, Inc. *	15,251	504,046
Autodesk, Inc. *	6,817	277,316
BMC Software, Inc. *	5,326	254,050
CA, Inc.	11,503	273,772
Citrix Systems, Inc. *	5,629	355,640
Compuware Corp. *	6,566	70,388
Electronic Arts, Inc. * (a)	9,948	155,089
Intuit, Inc. *	8,381	393,320
McAfee, Inc. *	4,621	221,346
Microsoft Corp. (c)	225,708	6,257,754
Novell, Inc. *	10,540	63,451
Oracle Corp.	116,045	3,716,921
Red Hat, Inc. *	5,713	236,061
Salesforce.com, Inc. *	3,545	457,801
Symantec Corp. *	23,271	409,802

		13,646,757

Specialty Retail (1.8%)
Abercrombie & Fitch Co., Class A	2,634	132,780
AutoNation, Inc. * (a)	1,908	54,779
AutoZone, Inc. *	816	206,880
Bed Bath & Beyond, Inc. *	7,768	372,864
Best Buy Co., Inc.	9,899	336,566
CarMax, Inc. * (a)	6,741	220,094
GameStop Corp., Class A * (a)	4,538	95,616
Gap, Inc. (The)	13,173	253,844
Home Depot, Inc.	49,130	1,806,510
Limited Brands, Inc.	7,929	231,844
Lowe’s Cos., Inc.	41,371	1,026,001
O’Reilly Automotive, Inc. *	4,186	237,890
RadioShack Corp. (a)	3,412	51,692
Ross Stores, Inc.	3,611	235,437
Staples, Inc.	21,681	483,703
Tiffany & Co.	3,789	220,254
TJX Cos., Inc.	11,866	562,330
Urban Outfitters, Inc. *	3,860	130,545

		6,659,629

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	8,885	480,589
Nike, Inc., Class B	11,461	945,303
Polo Ralph Lauren Corp.	1,938	207,715
VF Corp.	2,601	215,155

		1,848,762

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	15,787	173,341
People’s United Financial, Inc.	11,061	142,798

		316,139

Tobacco (1.5%)
Altria Group, Inc.	62,591	1,471,514
Lorillard, Inc.	4,485	337,451
Philip Morris International, Inc.	54,394	3,113,513
Reynolds American, Inc.	10,138	322,490

		5,244,968

Trading Companies & Distributors (0.1%)
Fastenal Co. (a)	4,420	256,625
WW Grainger, Inc.	1,739	228,627

		485,252

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A *	11,964	608,489
MetroPCS Communications, Inc. * (a)	7,863	101,669
Sprint Nextel Corp. *	89,549	404,761

		1,114,919

Total Common Stocks		350,151,856

Investment Companies (3.0%)
State Street Navigator Securities Lending Portfolio (d)	10,742,263	10,742,263

Total Investment Companies		10,742,263

Investments in Affiliates (3.0%)
Commercial Banks (0.1%)
Fifth Third Bancorp	27,507	409,029

Fifth Third Funds (2.9%)
Fifth Third Institutional Money Market Fund (b)	10,597,672	10,597,672

Total Investments in Affiliates		11,006,701

Total Investments (Cost $196,629,495) - 102.8%		371,900,820
Liabilities in excess of other assets - (2.8)%		(10,198,966)

NET ASSETS - 100.0%		$361,701,854

Continued

Equity Index
Schedule of Investments, continued
January 31, 2011 (Unaudited)

Notes to Schedule of Investments

*	Non-income producing security.

(a)	All or part of this security was on loan.

(b)	Investment is in Institutional Shares of underlying fund.

(c)	All or part of this security has been designated as collateral for futures contracts.

(d)	Represents investments of cash collateral received in connection with securities lending.

See notes to schedules of investments and notes to financial statements.

International Equity
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Foreign Stocks (97.0%)
Australia (8.3%)
Australia & New Zealand Banking Group, Ltd.	78,558	$1,853,053
Bendigo and Adelaide Bank, Ltd.	113,614	1,107,311
BHP Billiton, Ltd.	37,659	1,660,661
Caltex Australia, Ltd.	102,706	1,375,606
Coca-Cola Amatil, Ltd.	86,139	964,862
Commonwealth Bank of Australia	62,648	3,275,175
Goodman Fielder, Ltd.	356,349	447,451
National Australia Bank, Ltd.	113,323	2,784,904
OZ Minerals, Ltd.	1,034,356	1,680,183
SP AusNet	165,109	144,795
TABCORP Holdings, Ltd.	335,896	2,326,423
Tatts Group, Ltd.	291,582	720,629
Westpac Banking Corp.	51,047	1,169,522
Woolworths, Ltd.	27,448	730,333

		20,240,908

Belgium (0.2%)
Anheuser-Busch InBev NV	7,865	435,204

Cyprus (0.1%)
Bank of Cyprus Public Co., Ltd.	59,023	249,707

Denmark (1.9%)
AP Moller - Maersk AS, Class A	40	376,527
Coloplast AS, Class B	6,673	969,481
Novo Nordisk AS, Class B (c)	29,606	3,336,079

		4,682,087

Finland (2.2%)
Kesko Oyj, Class B	6,250	300,871
Pohjola Bank PLC	62,045	827,402
UPM-Kymmene Oyj	127,541	2,626,327
Wartsila Oyj	22,268	1,719,537

		5,474,137

France (9.2%)
BNP Paribas	54,771	4,094,439
Casino Guichard Perrachon SA	24,698	2,413,396
Christian Dior SA	3,078	422,900
France Telecom SA	30,000	655,344
GDF Suez	34,183	1,356,078
Metropole Television SA	24,853	607,901
Neopost SA (a)	13,681	1,238,329
PPR	2,281	364,614
Sanofi-Aventis SA (c)	25,623	1,749,702
Total SA	60,445	3,535,021
Vinci SA	51,780	2,997,778
Vivendi	108,805	3,118,695

		22,554,197

Germany (9.4%)
Allianz SE	28,610	3,973,938
BASF SE (c)	47,511	3,654,492
Bayerische Motoren Werke AG (c)	41,707	3,202,345
Deutsche Bank AG	7,182	424,501
Deutsche Post AG	72,713	1,333,042
Deutsche Telekom AG	94,064	1,254,135
Hannover Rueckversicherung AG	27,309	1,527,574
Infineon Technologies AG *	106,828	1,129,301
Lanxess AG	10,488	762,354

Continued

International Equity
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Foreign Stocks, continued
Germany, continued
Linde AG	5,606	$817,052
Muenchener Rueckversicherungs AG	10,896	1,706,649
Siemens AG (a)	12,000	1,538,322
Volkswagen AG	11,000	1,671,732

		22,995,437

Great Britain (19.4%)
AstraZeneca PLC (c)	75,761	3,677,748
Aviva PLC	433,386	3,074,004
Balfour Beatty PLC	222,816	1,197,460
BHP Billiton PLC (c)	104,291	3,975,994
BP PLC	315,588	2,451,037
British American Tobacco PLC	101,056	3,731,256
BT Group PLC	809,434	2,275,519
Centrica PLC	62,466	320,096
Firstgroup PLC	146,724	879,247
HSBC Holdings PLC	155,094	1,690,865
Imperial Tobacco Group PLC	20,000	571,540
International Power PLC	226,501	1,534,006
J Sainsbury PLC	150,000	916,659
Legal & General Group PLC	1,531,763	2,723,557
Marks & Spencer Group PLC	399,901	2,283,673
National Grid PLC	72,788	644,190
Rio Tinto PLC	40,885	2,803,043
Royal Dutch Shell PLC, Class A (c)	148,573	5,232,248
Royal Dutch Shell PLC, Class B	30,000	1,043,285
Severn Trent PLC	99,474	2,179,805
Smiths Group PLC	13,240	288,436
Standard Chartered PLC	51,598	1,346,406
United Utilities Group PLC	44,732	389,439
Vodafone Group PLC	728,355	2,045,836

		47,275,349

Greece (0.2%)
Coca Cola Hellenic Bottling Co. SA	9,875	290,823
Public Power Corp. SA	8,473	138,630

		429,453

Hong Kong (2.2%)
BOC Hong Kong Holdings, Ltd.	120,000	386,320
Cathay Pacific Airways, Ltd.	540,000	1,364,432
Hang Seng Bank, Ltd.	27,700	456,891
Hongkong Electric Holdings, Ltd.	33,000	208,666
Hutchison Whampoa, Ltd.	81,000	945,406
New World Development, Ltd.	890,000	1,694,010
NWS Holdings, Ltd.	113,000	193,632
Yue Yuen Industrial Holdings, Ltd.	8,000	27,653

		5,277,010

Italy (2.2%)
Enel SpA	567,505	3,207,066
ENI SpA	86,447	2,047,610
Parmalat SpA	22,081	69,987
Snam Rete Gas SpA	28,730	150,754

		5,475,417

Japan (21.5%)
Aeon Co., Ltd. (a)	200,700	2,523,421
Aisin Seiki Co., Ltd.	58,218	2,209,419
Asahi Glass Co., Ltd.	61,000	760,271
Canon, Inc.	19,599	961,086
Chubu Electric Power Co., Inc.	53,900	1,347,500
Chuo Mitsui Trust Holdings, Inc.	599,000	2,408,260
Dai Nippon Printing Co., Ltd.	119,000	1,626,681
Dainippon Sumitomo Pharma Co., Ltd.	95,000	853,009
Elpida Memory, Inc. * (a)	41,400	599,211
FUJIFILM Holdings Corp.	12,300	444,317
Fukuoka Financial Group, Inc.	98,000	420,273
Hitachi, Ltd.	559,000	3,051,072
Honda Motor Co., Ltd.	29,200	1,236,233
KDDI Corp.	94	527,948
Kyushu Electric Power Co., Inc.	111,600	2,509,912
Marui Group Co., Ltd.	14,600	123,445
Mitsubishi Chemical Holdings Corp.	368,500	2,568,007
Mitsubishi Gas Chemical Co., Inc.	263,000	1,832,797
Mitsubishi UFJ Financial Group, Inc.	17,162	89,072
Mitsui Chemicals, Inc. (a)	548,000	1,962,866
Mizuho Financial Group, Inc.	1,320,400	2,541,706
Nippon Telegraph & Telephone Corp.	34,000	1,578,216
Nippon Yusen KK	135,000	590,461
Nishi-Nippon City Bank, Ltd. (The)	132,000	410,088
Nissan Motor Co., Ltd.	275,132	2,782,158
Nisshin Steel Co., Ltd.	233,000	459,868
Sapporo Hokuyo Holdings, Inc.	115,000	557,627
Seiko Epson Corp.	123,900	2,055,943
Sony Corp.	40,000	1,378,655
Sumitomo Corp. (a)	187,100	2,692,070
Sumitomo Mitsui Financial Group, Inc.	71,400	2,428,713
Sumitomo Rubber Industries, Ltd.	123,300	1,300,899
Sumitomo Trust & Banking Co., Ltd. (The)	34,000	205,044
Takeda Pharmaceutical Co., Ltd.	9,200	442,739
Tohoku Electric Power Co., Inc.	7,300	162,311
Tokyo Tatemono Co., Ltd.	215,000	987,512
Toppan Printing Co., Ltd.	209,000	1,899,537
Tosoh Corp. (a)	237,077	768,305
Toyo Seikan Kaisha, Ltd.	12,300	230,325
UNY Co., Ltd.	116,000	1,122,125

		52,649,102

Jersey (0.0%)
Petrofac, Ltd.	3,529	88,525

Netherlands (3.3%)
Fugro NV	30,487	2,456,892
Heineken Holding NV	18,276	811,233
Koninklijke Boskalis Westminster NV	45,337	2,181,251
Koninklijke DSM NV	6,344	375,621
Reed Elsevier NV	170,935	2,226,148

		8,051,145

Norway (0.3%)
DnB NOR ASA	48,108	662,220
Statoil ASA	2,287	55,518

		717,738

Singapore (1.9%)
Jardine Cycle & Carriage, Ltd.	25,194	669,582
Keppel Corp., Ltd.	308,000	2,816,853
SembCorp Industries, Ltd.	278,000	1,121,300

		4,607,735

Continued

International Equity
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Foreign Stocks, continued
Spain (3.5%)
Banco Santander SA	154,664	$1,895,236
Fomento de Construcciones y Contratas SA (a)	16,365	476,803
Repsol YPF SA	91,182	2,868,242
Telefonica SA (c)	130,000	3,265,218

		8,505,499

Sweden (4.1%)
Atlas Copco AB, Class B	4,504	98,046
Boliden AB	122,349	2,551,447
Kinnevik Investment AB, Class B	40,000	890,591
Ratos AB, Class B	19,956	748,468
Securitas AB, Class B	49,603	597,575
SKF AB, Class B	47,375	1,352,281
Svenska Handelsbanken AB, Class A	49,015	1,669,640
Swedish Match AB	28,951	833,565
Tele2 AB, Class B	62,351	1,377,597

		10,119,210

Switzerland (7.1%)
Cie Financiere Richemont SA	20,000	1,087,924
Credit Suisse Group AG	47,729	2,134,154
Lonza Group AG	11,847	933,077
Nestle SA (c)	58,814	3,180,566
Novartis AG (c)	82,802	4,609,370
Swisscom AG	5,368	2,368,402
Zurich Financial Services AG	11,628	3,176,760

		17,490,253

Total Foreign Stocks		237,318,113

Investment Companies (4.5%)
United States (4.5%)
iShares MSCI EAFE Index Fund (a)	24,100	1,432,504
State Street Navigator Securities Lending Portfolio (d)	9,536,144	9,536,144

		10,968,648

Total Investment Companies		10,968,648

Investments in Affiliates (2.0%)
Fifth Third Institutional Money Market Fund (b)	4,804,911	4,804,911

Total Investments in Affiliates		4,804,911

Total Investments (Cost $210,037,177) - 103.5%		253,091,672
Liabilities in excess of other assets - (3.5)%		(8,547,291)

NET ASSETS - 100.0%		$244,544,381

Notes to Schedule of Investments

*	Non-income producing security.

(a)	All or part of this security was on loan.

(b)	Investment is in Institutional Shares of underlying fund.

(c)	All or part of this security has been designated as collateral for futures contracts.

(d)	Represents investments of cash collateral received in connection with securities lending.

At January 31, 2011, International Equity’s industry investment concentrations (unaudited), as a percentage of net assets, were as follows:

Air Freight & Logistics	0.5%
Airlines	0.6%
Auto Components	1.4%
Automobiles	3.6%
Beverages	1.0%
Building Products	0.3%
Capital Markets	1.4%
Chemicals	5.2%
Commercial Banks	13.0%
Commercial Services & Supplies	1.7%
Computers & Peripherals	0.8%
Construction & Engineering	2.8%
Containers & Packaging	0.1%
Distributors	0.3%
Diversified Financial Services	0.7%
Diversified Telecommunication Services	5.2%
Electric Utilities	3.2%
Electronic Equipment, Instruments & Components	1.4%
Energy Equipment & Services	1.0%
Fifth Third Funds	2.0%
Food & Staples Retailing	3.3%
Food Products	1.5%
Gas Utilities	0.1%
Health Care Equipment & Supplies	0.4%
Hotels, Restaurants & Leisure	1.2%
Household Durables	0.6%
Independent Power Producers & Energy Traders	0.6%
Industrial Conglomerates	2.8%
Insurance	6.6%
Investment Companies	4.5%
Life Sciences Tools & Services	0.4%
Machinery	1.3%
Marine	0.4%
Media	2.4%
Metals & Mining	5.4%
Multi-Utilities	1.1%
Multiline Retail	1.1%
Office Electronics	0.9%
Oil, Gas & Consumable Fuels	7.6%
Paper & Forest Products	1.1%
Pharmaceuticals	6.0%
Real Estate Management & Development	1.1%
Road & Rail	0.4%
Semiconductors & Semiconductor Equipment	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Tobacco	2.1%
Trading Companies & Distributors	1.1%
Water Utilities	0.9%
Wireless Telecommunication Services	1.1%

See notes to schedules of investments
and notes to financial statements.

Strategic Income
Schedule of Investments
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities (3.9%)
Automobile Sequential (1.0%)
Capital Auto Receivables Asset Trust, Series 2008-CPA, Class A1, 1.11%, 1/15/13, (Next Reset: 2/15/11) (a) (b)	$601,778	$603,780
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13	221,266	223,616
Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.03%, 8/15/13	415,000	419,307

		1,246,703

Credit Card Bullet (0.8%)
1st Financial Bank USA, Series 2010-A, Class A, 3.00%, 4/17/17 (b)	1,000,000	990,479

Manufactured Housing ABS Other (0.7%)
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40	998,363	887,844

Other ABS (1.4%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.53%, 6/20/31, (Next Reset: 2/15/11) (a) (b)	1,328,493	1,235,499
Residential Asset Securities Corp., Series 2006-KS3, Class AI3, 0.43%, 4/25/36, (Next Reset: 2/25/11) (a)	513,764	467,689

		1,703,188

Total Asset-Backed Securities		4,828,214

Corporate Bonds (20.7%)
Auto / Truck Parts & Equipment-Original (1.9%)
BorgWarner, Inc., 5.75%, 11/1/16	1,000,000	1,073,256
Lear Corp., 7.88%, 3/15/18, (Callable 3/15/14 @ 103.938)	1,194,000	1,295,490

		2,368,746

Cable / Satellite TV (0.8%)
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,000,000	1,033,678

Diversified Banks (0.7%)
JP Morgan Chase & Co., Series 1, 7.90%, 4/30/18 (a) (f)	800,000	862,264

Diversified Financial Services (0.9%)
General Electric Capital Corp., 6.88%, 1/10/39	1,000,000	1,120,753

Diversified Operations (0.4%)
Hutchison Whampoa International, Ltd., 6.50%, 2/13/13 (b)	486,000	530,566

Electric-Generation (0.5%)
Sithe / Independence Funding Corp., Series A, 9.00%, 12/30/13	647,162	672,059

Electric-Integrated (0.8%)
NextEra Energy Capital Holdings, Inc., 6.65%, 6/15/67, (Callable 6/15/17 @ 100) (a) (e)	1,000,000	992,500

Enterprise Software / Services (0.7%)
CA, Inc., 5.38%, 12/1/19	850,000	875,521

Finance-Other Services (0.5%)
Cullen / Frost Capital Trust II, 1.85%, 3/1/34, (Callable 3/3/11 @ 100) (a)	1,000,000	632,812

Food-Miscellaneous / Diversified (0.9%)
Kraft Foods, Inc., 4.13%, 2/9/16	1,000,000	1,051,121

Food-Retail (0.7%)
SUPERVALU, Inc., 7.50%, 5/15/12	875,000	901,250

Insurance Brokers (0.4%)
Marsh & McLennan Cos., Inc., 5.88%, 8/1/33	500,000	464,437

Machinery-Construction & Mining (0.6%)
Joy Global, Inc., 6.00%, 11/15/16	625,000	686,882

Medical-Biomedical / Genetics (0.4%)
Amgen, Inc., 3.45%, 10/1/20	500,000	473,498

Medical-Outpatient / Home Medical (0.9%)
Apria Healthcare Group, Inc., 11.25%, 11/1/14, (Callable 11/1/11 @ 105.625) (b)	1,000,000	1,103,750

Money Center Banks (0.8%)
Deutsche Bank Trust Corp., 7.25%, 10/15/11	1,000,000	1,044,184

Multi-line Insurance (0.4%)
American Financial Group, Inc., 9.88%, 6/15/19	375,000	446,418

Networking Products (0.9%)
Cisco Systems, Inc., 5.90%, 2/15/39	1,000,000	1,064,256

Office Furnishings-Original (0.4%)
Steelcase, Inc., 6.38%, 2/15/21, (Callable 11/15/20 @ 100)	425,000	433,923

Real Estate Investment Trusts (2.0%)
CommonWealth, 5.88%, 9/15/20	500,000	492,580
HCP, Inc., 6.70%, 1/30/18	850,000	948,210
Realty Income Corp., 6.75%, 8/15/19	900,000	1,021,007

		2,461,797

Reinsurance (0.6%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15	690,000	713,595

Retail-Drug Store (0.5%)
CVS Pass-Through Trust, 7.77%, 1/10/12 (b)	569,140	606,845

Continued

Strategic Income
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount		Value

Corporate Bonds, continued
Retail-Office Supplies (0.8%)
Staples, Inc., 9.75%, 1/15/14		$850,000	$1,035,835

Retail-Regional Department Store (1.4%)
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12		850,000	880,812
Macy’s Retail Holdings, Inc., 6.65%, 7/15/24		800,000	800,000

			1,680,812

Special Purpose Entity (0.7%)
Capital One Capital V, 10.25%, 8/15/39		400,000	432,500
Capital One Capital VI, 8.88%, 5/15/40		400,000	423,000

			855,500

Super-Regional Banks-U.S. (0.4%)
PNC Financial Services Group, Inc., 8.25%, 5/21/13 (a) (f)		500,000	532,383

Wireless Equipment (0.7%)
American Tower Corp., 4.50%, 1/15/18		875,000	869,041
Motorola Solutions, Inc., 6.50%, 11/15/28		47,000	46,531

			915,572

Total Corporate Bonds			25,560,957

Foreign Bonds (8.3%)
Diversified Banks (0.5%)
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19		600,000	600,719

Gold Mining (0.8%)
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/20		1,000,000	1,032,519

Multi-line Insurance (0.7%)
AXA SA, 6.46%, 12/14/18 (a) (b) (f)		1,000,000	875,000

Oil & Gas Exploration & Production (0.8%)
Gaz Capital SA for Gazprom, 7.51%, 7/31/13 (b)		850,000	933,374

Sovereign (5.1%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/12	BRL	1,660,000	974,971
Brazil, Federal Republic, Series F, 10.00%, 1/1/14		1,870,000	1,046,377
New Zealand Government Bond, 6.00%, 12/15/17	NZD	3,400,000	2,758,249
Poland Government Bond, 5.00%, 4/25/16	PLN	4,500,000	1,503,746

			6,283,343

Special Purpose Banks (0.4%)
Export-Import Bank of Korea, 8.13%, 1/21/14		$425,000	487,487

Total Foreign Bonds			10,212,442

Mortgage-Backed Securities (8.0%)
CMBS Other (1.6%)
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36 (a)		875,000	941,735
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 8/10/38		171,856	172,569
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4, 5.62%, 7/12/34		750,000	778,602

			1,892,906

CMBS Subordinated (0.8%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.10%, 12/15/41 (a) (b)		1,000,000	1,009,514

U.S. Government Agencies (3.8%)
Fannie Mae, 2.79%, 7/1/18, (Next Reset: 5/1/11) (a)		94,927	99,498
Fannie Mae, 4.00%, 2/1/41, TBA		2,500,000	2,477,735
Fannie Mae, 5.50%, 10/1/35		580,913	624,209
Freddie Mac, 2.59%, 10/1/32, (Next Reset: 9/1/11) (a)		112,734	113,975
Freddie Mac, 4.76%, 1/1/37, (Next Reset: 2/1/12) (a) (e)		452,038	471,379
Freddie Mac, 6.50%, 9/1/22 (e)		410,423	448,651
Freddie Mac, 6.50%, 8/1/37		416,451	466,481

			4,701,928

WL Collateral CMO Other (1.2%)
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.25%, 1/25/34, (Next Reset: 2/25/11) (h)		389,149	367,526
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 4A1, 3.02%, 4/20/35, (Next Reset: 7/20/20) (a)		227,623	186,968
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.42%, 12/25/32, (Next Reset: 5/25/29) (a)		17,512	18,264
Wells Fargo Mortgage Backed Securities Trust, Series 2004-X, Class 1A5, 4.90%, 11/25/34, (Next Reset: 5/25/14) (a)		942,093	938,333

			1,511,091

WL Collateral CMO Sequential (0.6%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20		752,728	758,272

Total Mortgage-Backed Securities			9,873,711

U.S. Treasury Obligations (0.6%)
U.S. Treasury Bonds (0.6%)
4.38%, 5/15/40		750,000	726,683

Total U.S. Treasury Obligations			726,683

Continued

Strategic Income
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (12.0%)
Beverages (0.3%)
Diageo PLC, ADR	4,491	$344,909

Diversified Telecommunication Services (1.8%)
BCE, Inc.	33,928	1,232,604
Frontier Communications Corp. (e)	105,000	962,850

		2,195,454

Electric Utilities (1.7%)
CPFL Energia SA, ADR	9,700	729,537
Entergy Corp.	3,676	265,297
Progress Energy, Inc.	20,411	916,862
Southern Co.	4,640	174,557

		2,086,253

Gas Utilities (0.8%)
Oneok, Inc.	17,912	1,054,838

Insurance (0.7%)
Cincinnati Financial Corp.	25,828	827,529

Multi-Utilities (0.4%)
Wisconsin Energy Corp.	8,355	503,723

Pharmaceuticals (1.7%)
Novartis AG, ADR (c)	13,500	754,110
Pfizer, Inc.	71,968	1,311,257

		2,065,367

Real Estate Investment Trusts (2.7%)
Annaly Capital Management, Inc.	68,601	1,223,156
Chimera Investment Corp.	190,000	798,000
Starwood Property Trust, Inc.	57,000	1,283,070

		3,304,226

Specialty Retail (0.5%)
Limited Brands, Inc.	20,000	584,800

Textiles, Apparel & Luxury Goods (0.2%)
VF Corp.	2,853	236,000

Tobacco (1.2%)
Altria Group, Inc.	20,850	490,183
Philip Morris International, Inc.	18,415	1,054,075

		1,544,258

Total Common Stocks		14,747,357

Investment Companies (2.8%)
American Income Fund, Inc.	135,400	1,136,006
Eaton Vance Tax-Advantaged
Dividend Income Fund	23,600	403,796
ING Prime Rate Trust	80,000	476,000
Invesco Van Kampen Senior
Income Trust	152,000	767,600
State Street Navigator Securities Lending Portfolio (g)	40,755	40,755
Templeton Global Income Fund	61,374	653,633

Total Investment Companies		3,477,790

Convertible Preferred Stocks (4.4%)
Commercial Banks (1.1%)
Wells Fargo & Co., Series L, 7.50%	1,240	1,292,700

Food Products (1.0%)
Archer-Daniels-Midland Co., 6.25%	30,000	1,251,600

Insurance (1.0%)
XL Group PLC, 10.75%	39,250	1,241,085

Oil, Gas & Consumable Fuels (1.3%)
Apache Corp., Series D, 6.00%	24,995	1,635,673

Total Convertible Preferred Stocks		5,421,058

Preferred Stocks (39.6%)
Cable / Satellite TV (1.4%)
Comcast Corp., 7.00%	20,000	504,800
Comcast Corp., Series B, 7.00%	50,000	1,280,000

		1,784,800

Capital Markets (2.0%)
Ameriprise Financial, Inc., 7.75%	35,000	960,050
Goldman Sachs Group, Inc. (The), Series A, 3.75%	67,500	1,460,025

		2,420,075

Closed-end Funds (1.0%)
Source Capital, Inc., 2.40%	35,600	1,231,404

Commercial Banks (0.9%)
HSBC USA, Inc., Series G, 4.00%	26,500	611,885
U.S. Bancorp, 3.50%	20,000	441,400

		1,053,285

Commercial Banks Non-U.S. (2.6%)
Barclays Bank PLC, Series 2, 6.63%	36,650	860,175
Barclays Bank PLC, Series 5, 8.13%	36,000	928,440
Lloyds Banking Group PLC, 7.75% (e)	57,000	1,475,160

		3,263,775

Commercial Banks-Southern U.S. (1.5%)
BB&T Capital Trust VI, 9.60%	6,000	169,020
BB&T Capital Trust VII, 8.10%	40,000	1,071,200
First Tennessee Bank NA, 3.75%	1,000	618,438

		1,858,658

Diversified Financial Services (1.9%)
Citigroup Capital VII, 7.13%	74,225	1,849,687
Citigroup Capital XIII, 7.88%	20,000	534,600

		2,384,287

Diversified Financial Services (0.6%)
ING Groep NV, 8.50%	32,000	809,920

Electric Utilities (0.4%)
American Electric Power Co., Inc., 8.75%	16,000	445,760

Electric-Integrated (2.5%)
Entergy Louisiana LLC, 5.88%	20,000	501,800
SCANA Corp., 7.70%	6,000	166,080

Continued

Strategic Income
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Preferred Stocks, continued
Electric-Integrated, continued
Southern California Edison Co., 6.02% (e)	15,150	$1,540,755
Xcel Energy, Inc., 7.60%	33,000	886,050

		3,094,685

Finance-Consumer Loans (0.5%)
HSBC Finance Corp., 6.88%	23,650	592,669

Finance-Credit Card (0.8%)
MBNA Capital, Series D, 8.13%	37,800	954,450

Finance-Investment Banker / Broker (2.6%)
Credit Suisse, Ltd., 7.90%	51,800	1,379,952
JP Morgan Chase Capital XXIX, 6.70%	32,300	821,389
Merrill Lynch Preferred Capital Trust III, 7.00%	9,800	237,552
Morgan Stanley Capital Trust VIII, 6.45%	33,100	783,808

		3,222,701

Finance-Mortgage Loan / Banker (0.5%)
Countrywide Capital IV, 6.75%	26,500	638,120

Financial Guarantee Insurance (1.3%)
Assured Guaranty Municipal Holdings, Inc., 6.25%	78,625	1,562,279

Independent Power Producers & Energy Traders (0.5%)
Constellation Energy Group, Inc., Series A, 8.63%	23,000	615,250

Insurance (2.6%)
Aegon NV, Series 1, 4.00%	43,800	919,362
MetLife, Inc., Series A, 4.00%	40,000	955,600
MetLife, Inc., Series B, 6.50%	30,000	743,700
RenaissanceRe Holdings, Ltd., Series D, 6.60%	22,861	560,094

		3,178,756

Investment Management / Advisor Services (0.7%)
Deutsche Bank Contingent Capital Trust III, 7.60%	36,000	924,480

Life / Health Insurance (0.3%)
AAG Holding Co., Inc., 7.25%	15,200	378,176

Multi-line Insurance (1.3%)
Allianz SE, 8.38%	25,000	662,500
American Financial Group, Inc., 7.00%	36,000	892,800

		1,555,300

Multimedia (1.2%)
Viacom, Inc., 6.85%	60,000	1,532,400

Office Automation & Equipment (0.7%)
Pitney Bowes International Holdings, Inc., Series F, 6.13% (e)	850	813,875

Real Estate Investment Trusts (6.4%)
CBL & Associates Properties, Inc., Series D, 7.38%	20,500	486,055
Duke Realty Corp., Series L, 6.60%	30,000	693,300
Duke Realty Corp., Series M, 6.95%	17,842	438,913
Equity Residential, Series N, 6.48%	51,350	1,270,913
Harris Preferred Capital Corp., Series A, 7.38%	31,800	807,402
Kimco Realty Corp., Series H, 6.90%	30,000	738,600
Public Storage, Series L, 6.75%	10,000	249,100
Public Storage, Series M, 6.63%	40,000	1,006,000
Public Storage, Series P, 6.50%	37,000	926,850
Vornado Realty L.P., 7.88% (e)	48,775	1,311,072

		7,928,205

Special Purpose Entity (1.4%)
Corporate-Backed Trust Certificates, 6.25%	80,500	1,696,975

Super-Regional Banks-U.S. (1.9%)
National City Capital Trust III, 6.63%	20,000	501,000
USB Capital XII, 6.30%	40,000	1,010,000
Wells Fargo Capital XII, 7.88%	30,000	798,600

		2,309,600

Telephone-Integrated (1.0%)
Telephone & Data Systems, Inc., 6.88%	52,000	1,283,880

Transportation-Marine (0.5%)
Seaspan Corp., Series C, 9.50%	23,600	608,880

Wireless Telecommunication Services (0.6%)
Telephone & Data Systems, Inc., 7.60%	28,256	714,312

Total Preferred Stocks		48,856,957

Investments in Affiliates (0.8%)
Fifth Third Institutional Money Market Fund (d)	915,889	915,889

Total Investments in Affiliates		915,889

Total Investments (Cost $119,823,552) - 101.1%		124,621,058
Liabilities in excess of other assets - (1.1)%		(1,361,818)

NET ASSETS - 100.0%		$123,259,240

Notes to Schedule of Investments

(a)	Variable rate security. Rate presented represents rate in effect at January 31, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	All or part of this security was on loan.

Continued

Strategic Income
Schedule of Investments, continued
January 31, 2011 (Unaudited)

(d)	Investment is in Institutional Shares of underlying fund.
(e)	All or part of this security has been designated as collateral for futures contracts, delayed delivery securities, swaps and forward foreign currency contracts.
(f)	Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.
(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
ADR - American Depositary Receipt
CMBS - Commercial Mortgage-Backed Security
BRL - Brazilian Real
CMO - Collateralized Mortgage Obligation
NZD - New Zealand Dollar
PLN - Polish Zloty
TBA - To Be Announced
WL - Whole Loan

At January 31, 2011, Strategic Income’s investments were in the following countries:

Country

Bermuda	0.5%
Brazil	2.2%
Canada	1.0%
Cayman Islands	0.4%
France	0.7%
Germany	0.5%
Great Britain	3.4%
Ireland	1.0%
Isle Of Man	0.8%
Luxembourg	0.8%
Marshall Island	0.5%
Netherlands	1.4%
New Zealand	2.2%
Poland	1.2%
South Korea	0.4%
Switzerland	1.7%
United States	81.3%

Total	100.0%

See notes to schedules of investments
and notes to financial statements.

LifeModel AggressiveSM
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (100.4%)
Fifth Third All Cap Value Fund	526,383	$8,595,838
Fifth Third Disciplined Large Cap Value Fund	1,646,231	17,943,922
Fifth Third High Yield Bond Fund	16,453	164,533
Fifth Third Institutional Money Market Fund	328,123	328,123
Fifth Third International Equity Fund	3,199,200	27,001,249
Fifth Third Mid Cap Growth Fund *	1,032,817	11,402,303
Fifth Third Quality Growth Fund	1,111,640	17,941,861
Fifth Third Short Term Bond Fund	107,019	1,025,240
Fifth Third Small Cap Growth Fund *	681,495	5,956,267
Fifth Third Small Cap Value Fund	322,209	5,983,410
Fifth Third Structured Large Cap Plus Fund	1,761,125	20,816,490
Fifth Third Total Return Bond Fund	170,170	1,519,619

Total Investments in Affiliates		118,678,855

Total Investments (Cost $114,421,732) - 100.4%		118,678,855
Liabilities in excess of other assets - (0.4)%		(461,216)

NET ASSETS - 100.0%		$118,217,639

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.

LifeModel Moderately AggressiveSM
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (100.1%)
Fifth Third All Cap Value Fund	818,217	$13,361,479
Fifth Third Disciplined Large Cap Value Fund	2,226,997	24,274,271
Fifth Third High Yield Bond Fund	200,840	2,008,400
Fifth Third Institutional Money Market Fund	1,115,547	1,115,547
Fifth Third International Equity Fund	4,301,609	36,305,582
Fifth Third Mid Cap Growth Fund *	1,367,344	15,095,478
Fifth Third Quality Growth Fund	1,439,391	23,231,767
Fifth Third Short Term Bond Fund	1,194,718	11,445,402
Fifth Third Small Cap Growth Fund *	888,500	7,765,487
Fifth Third Small Cap Value Fund	422,239	7,840,983
Fifth Third Structured Large Cap Plus Fund	2,439,310	28,832,647
Fifth Third Total Return Bond Fund	3,154,543	28,170,067

Total Investments in Affiliates		199,447,110

Total Investments (Cost $189,422,040) - 100.1%		199,447,110
Liabilities in excess of other assets - 0.1%		(253,104)

NET ASSETS - 100.0%		$199,194,006

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.

LifeModel ModerateSM
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (100.1%)
Fifth Third All Cap Value Fund	854,536	$13,954,566
Fifth Third Disciplined Large Cap Value Fund	2,078,888	22,659,882
Fifth Third High Yield Bond Fund	410,682	4,106,816
Fifth Third Institutional Money Market Fund	3,373,093	3,373,093
Fifth Third International Equity Fund	4,481,405	37,823,061
Fifth Third Mid Cap Growth Fund *	1,387,540	15,318,441
Fifth Third Quality Growth Fund	1,373,728	22,171,964
Fifth Third Short Term Bond Fund	3,329,093	31,892,714
Fifth Third Small Cap Growth Fund *	913,944	7,987,870
Fifth Third Small Cap Value Fund	424,389	7,880,911
Fifth Third Structured Large Cap Plus Fund	2,195,239	25,947,721
Fifth Third Total Return Bond Fund	8,185,293	73,094,666

Total Investments in Affiliates		266,211,705

Total Investments (Cost $261,249,513) - 100.1%		266,211,705
Liabilities in excess of other assets - (0.1)%		(269,762)

NET ASSETS - 100.0%		$265,941,943

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.

LifeModel Moderately ConservativeSM
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (100.0%)
Fifth Third All Cap Value Fund	158,839	$2,593,832
Fifth Third Disciplined Large Cap Value Fund	382,385	4,167,998
Fifth Third High Yield Bond Fund	148,406	1,484,065
Fifth Third Institutional Money Market Fund	436,383	436,383
Fifth Third International Equity Fund	623,377	5,261,300
Fifth Third Mid Cap Growth Fund *	230,204	2,541,448
Fifth Third Quality Growth Fund	256,701	4,143,157
Fifth Third Short Term Bond Fund	875,285	8,385,234
Fifth Third Small Cap Growth Fund *	166,600	1,456,084
Fifth Third Small Cap Value Fund	85,882	1,594,824
Fifth Third Structured Large Cap Plus Fund	469,360	5,547,836
Fifth Third Total Return Bond Fund	2,232,200	19,933,546

Total Investments in Affiliates		57,545,707

Total Investments (Cost $55,706,055) - 100.0%		57,545,707
Other assets in excess of liabilities - 0.0%		3,680

NET ASSETS - 100.0%		$57,549,387

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.

LifeModel ConservativeSM
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (99.9%)
Fifth Third All Cap Value Fund	59,274	$967,943
Fifth Third Disciplined Large Cap Value Fund	150,708	1,642,715
Fifth Third High Yield Bond Fund	154,928	1,549,275
Fifth Third Institutional Money Market Fund	1,135,976	1,135,976
Fifth Third International Equity Fund	181,827	1,534,620
Fifth Third Mid Cap Growth Fund *	88,102	972,649
Fifth Third Quality Growth Fund	102,083	1,647,627
Fifth Third Short Term Bond Fund	797,984	7,644,690
Fifth Third Small Cap Growth Fund *	65,770	574,827
Fifth Third Small Cap Value Fund	31,210	579,570
Fifth Third Structured Large Cap Plus Fund	148,977	1,760,906
Fifth Third Total Return Bond Fund	2,180,460	19,471,508

Total Investments in Affiliates		39,482,306

Total Investments (Cost $39,878,086) - 99.9%		39,482,306
Other assets in excess of liabilities - 0.1%		31,380

NET ASSETS - 100.0%		$39,513,686

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.

High Yield Bond
Schedule of Investments
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Convertible Bonds (0.3%)
Building Products-Cement & Aggregate (0.3%)
US Concrete, Inc., 9.50%, 8/31/15 (b)	$201,000	$236,929

Total Convertible Bonds		236,929

Corporate Bonds (87.9%)
Advertising Sales (0.4%)
Lamar Media Corp., 6.63%, 8/15/15, (Callable 3/3/11 @ 103.313)	70,000	71,663
Lamar Media Corp., Series B, 6.63%, 8/15/15, (Callable 3/3/11 @ 103.313)	209,000	213,441

		285,104

Aerospace & Defense (2.7%)
BE Aerospace, Inc., 8.50%, 7/1/18, (Callable 7/1/13 @ 104.25)	446,000	486,140
TransDigm, Inc., 7.75%, 12/15/18, (Callable 12/15/14 @ 103.875) (b)	1,250,000	1,340,625

		1,826,765

Athletic Equipment (0.9%)
Icon Health & Fitness, 11.88%, 10/15/16, (Callable 10/15/13 @ 105.938) (b)	621,000	641,183

Auto/Truck Parts & Equipment-Original (1.0%)
Accuride Corp., 9.50%, 8/1/18, (Callable 8/1/14 @ 104.75) (b) (c)	165,000	183,150
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18, (Callable 5/1/14 @ 104.25) (b)	245,000	263,988
Lear Corp., 7.88%, 3/15/18, (Callable 3/15/14 @ 103.938)	89,000	96,565
Tenneco, Inc., 6.88%, 12/15/20, (Callable 12/15/15 @ 103.438) (b)	166,000	170,150

		713,853

Auto/Truck Parts & Equipment-Replacement (0.2%)
Exide Technologies, 8.63%, 2/1/18, (Callable 2/1/15 @ 104.313) (b)	104,000	109,590

Auto-Medium & Heavy Duty Trucks (0.4%)
Navistar International Corp., 8.25%, 11/1/21, (Callable 11/1/14 @ 104.125)	265,000	292,163

Broadcast Service/Program (1.3%)
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17, (Callable 12/15/12 @ 106.9375) (b) (c)	12,000	13,260
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17, (Callable 12/15/12 @ 106.9375) (b)	294,000	325,605
Fisher Communications, Inc., 8.63%, 9/15/14, (Callable 3/3/11 @ 102.875)	504,000	515,340

		854,205

Building & Construction Products-Miscellaneous (1.1%)
Gibraltar Industries, Inc., Series B, 8.00%, 12/1/15, (Callable 3/3/11 @ 104) (c)	750,000	755,625

Building Products-Cement & Aggregate (0.6%)
Texas Industries, Inc., 9.25%, 8/15/20, (Callable 8/15/15 @ 104.625)	362,000	388,245

Building-Heavy Construction (1.0%)
Tutor Perini Corp., 7.63%, 11/1/18, (Callable 11/1/14 @ 103.813) (b)	650,000	663,000

Building-Residential/Commercial (2.2%)
Beazer Homes USA, Inc., 6.88%, 7/15/15, (Callable 2/16/11 @ 103.438) (c)	750,000	736,875
Meritage Homes Corp., 7.15%, 4/15/20	750,000	750,000

		1,486,875

Cable/Satellite TV (2.5%)
CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, (Callable 1/15/14 @ 105.25)	59,000	59,442
CCO Holdings LLC / CCO Holdings Capital Corp., 7.88%, 4/30/18, (Callable 4/30/13 @ 105.906) (b) (c)	344,000	362,060
CCO Holdings LLC / CCO Holdings Capital Corp., 8.13%, 4/30/20, (Callable 4/30/15 @ 104.063)	215,000	228,975
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17, (Callable 11/15/12 @ 106.469) (b)	640,000	669,600
Insight Communications Co., Inc., 9.38%, 7/15/18, (Callable 7/15/13 @ 107.031) (b)	352,000	384,560

		1,704,637

Capacitors (1.0%)
Kemet Corp., 10.50%, 5/1/18, (Callable 5/1/14 @ 105.25)	597,000	656,700

Cellular Telecom (3.4%)
Cricket Communications, Inc., 10.00%, 7/15/15, (Callable 7/15/12 @ 105) (c)	360,000	394,200
Nextel Communications, Inc., Series D, 7.38%, 8/1/15, (Callable 2/11/11 @ 100.922)	500,000	503,750
Nextel Communications, Inc., Series E, 6.88%, 10/31/13, (Callable 2/11/11 @ 100.859)	165,000	166,031
NII Capital Corp., 10.00%, 8/15/16, (Callable 8/15/13 @ 105)	500,000	560,000
Sprint Nextel Corp., 8.38%, 8/15/17	626,000	683,905

		2,307,886

Continued

High Yield Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds, continued
Chemicals-Diversified (0.3%)
Lyondell Chemical Co., 8.00%, 11/1/17, (Callable 5/1/13 @ 106) (b)	$199,000	$222,134

Chemicals-Plastics (0.2%)
PolyOne Corp., 7.38%, 9/15/20, (Callable 9/15/15 @ 103.688)	106,000	111,565

Coal (1.6%)
Cloud Peak Energy Resources LLC/ Cloud Peak Energy Finance Corp., 8.50%, 12/15/19, (Callable 12/15/14 @ 104.25) (b)	304,000	338,960
Consol Energy, Inc., 8.00%, 4/1/17, (Callable 4/1/14 @ 104) (b)	106,000	115,010
Consol Energy, Inc., 8.25%, 4/1/20, (Callable 4/1/15 @ 104.125) (b)	106,000	115,805
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., 8.25%, 4/15/18, (Callable 4/15/14 @ 104.125)	491,000	514,322

		1,084,097

Commercial Banks-Eastern U.S. (c) (1.3%)
CIT Group, Inc., 7.00%, 5/1/16, (Callable 3/16/11 @ 102)	859,000	867,590
CIT Group, Inc., 7.00%, 5/1/17, (Callable 3/16/11 @ 102)	17,000	17,149

		884,739

Commercial Services (1.1%)
PHH Corp., 9.25%, 3/1/16 (b)	716,000	767,910

Consumer Products-Miscellaneous (2.0%)
Central Garden and Pet Co., 8.25%, 3/1/18, (Callable 3/1/14 @ 104.125)	227,000	233,810
Jarden Corp., 7.50%, 5/1/17 (c)	598,000	629,395
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC, 7.13%, 4/15/19, (Callable 10/15/14 @ 103.563) (b)	400,000	413,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.75%, 10/15/16, (Callable 10/15/12 @ 103.875) (b)	60,000	63,300

		1,339,505

Containers-Metal/Glass (1.0%)
BWAY Holding Co., 10.00%, 6/15/18, (Callable 6/15/14 @ 105) (b)	600,000	654,000

Containers-Paper/Plastic (0.3%)
Solo Cup Co., 8.50%, 2/15/14, (Callable 3/3/11 @ 101.417) (c)	250,000	225,000

Cosmetics & Toiletries (0.1%)
Elizabeth Arden, Inc., 7.38%, 3/15/21, (Callable 3/15/16 @ 103.688) (b)	34,000	34,765

Data Processing/Management (0.8%)
First Data Corp., 8.25%, 1/15/21, (Callable 1/15/16 @ 104.125) (b) (c)	244,000	234,850
First Data Corp., 9.88%, 9/24/15, (Callable 9/30/11 @ 104.938) (b)	9,000	8,933
First Data Corp., 9.88%, 9/24/15, (Callable 9/30/11 @ 104.938) (c)	46,000	45,885
First Data Corp., 12.63%, 1/15/21, (Callable 1/15/16 @ 112.625) (b)	244,000	247,050

		536,718

Diversified Banks (0.5%)
Ally Financial, Inc., 7.50%, 9/15/20 (b)	300,000	327,000

Diversified Manufacturing Operations (b) (1.1%)
Amsted Industries, Inc., 8.13%, 3/15/18, (Callable 3/15/14 @ 104.063)	420,000	445,200
Koppers, Inc., 7.88%, 12/1/19, (Callable 12/1/14 @ 103.938)	296,000	319,680

		764,880

Diversified Operator/Commercial Services (0.6%)
ARAMARK Corp., 8.50%, 2/1/15, (Callable 3/3/11 @ 104.25) (c)	389,000	405,533

Electric-Integrated (1.1%)
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.88%, 6/1/16, (Callable 6/1/13 @ 105.438) (b)	101,000	113,372
PNM Resources, Inc., 9.25%, 5/15/15	430,000	481,600
Puget Sound Energy, Inc., Series A, 6.97%, 6/1/67, (Callable 6/1/17 @ 100) (a)	175,000	171,866

		766,838

Finance-Auto Loans (0.3%)
Ford Motor Credit Co. LLC, 8.13%, 1/15/20 (c)	180,000	210,952

Finance-Leasing Company (0.9%)
International Lease Finance Corp., 8.75%, 3/15/17 (b)	567,000	635,040

Food-Retail (1.3%)
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19 (b) (h)	434,000	444,850
Ingles Markets, Inc., 8.88%, 5/15/17, (Callable 5/15/13 @ 104.438)	382,000	409,695

		854,545

Funeral Services & Related Items (1.2%)
Service Corp. International, 8.00%, 11/15/21	290,000	316,825
Stonemor Operating LLC/ Cornerstone Family Services of WV/Osiris Holding, 10.25%, 12/1/17, (Callable 12/1/13 @ 105.125) (b)	469,000	488,932

		805,757

Continued

High Yield Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds, continued
Gas-Transportation (1.1%)
Sabine Pass Liquified Natural Gas L.P., 7.25%, 11/30/13	$734,000	$728,495

Home Furnishings (0.7%)
Sealy Mattress Co., 8.25%, 6/15/14, (Callable 3/3/11 @ 102.75)	130,000	132,925
Simmons Bedding Co., 11.25%, 7/15/15, (Callable 1/20/12 @ 103) (b)	299,000	323,294

		456,219

Housewares (1.1%)
Libbey Glass, Inc., 10.00%, 2/15/15, (Callable 2/15/12 @ 105)	715,000	773,094

Independent Power Producer (1.3%)
Calpine Corp., 7.50%, 2/15/21, (Callable 11/1/15 @ 103.75) (b)	290,000	293,625
Calpine Corp., 7.88%, 1/15/23, (Callable 1/15/17 @ 103.938) (b)	500,000	507,500
GenOn Energy, Inc., 7.63%, 6/15/14 (c)	85,000	89,250

		890,375

Industrial Automats/Robots (1.4%)
Liberty Tire Recycling, 11.00%, 10/1/16, (Callable 10/1/13 @ 105.5) (b)	890,000	987,900

Investment Management/Advisor Services (1.1%)
Pinafore LLC / Pinafore, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5) (b)	657,000	725,164

Machinery-Farm (0.6%)
Case New Holland, Inc., 7.88%, 12/1/17 (b)	350,000	388,938

Medical Instruments (0.4%)
Accellent, Inc., 8.38%, 2/1/17, (Callable 2/1/13 @ 106.281)	244,000	255,590

Medical Products (0.7%)
Universal Hospital Services, Inc., 3.83%, 6/1/15, (Callable 3/3/11 @ 101) (a)	525,000	494,813

Medical-Drugs (1.7%)
Axcan Intermediate Holdings, Inc., 9.25%, 3/1/15, (Callable 3/3/11 @ 106.938)	500,000	528,750
Axcan Intermediate Holdings, Inc., 12.75%, 3/1/16, (Callable 3/1/12 @ 106.375)	350,000	374,500
Giant Funding Corp., 8.25%, 2/1/18, (Callable 2/1/14 @ 106.188) (b)	230,000	238,337

		1,141,587

Medical-Hospitals (1.4%)
Capella Healthcare, Inc., 9.25%, 7/1/17, (Callable 7/1/13 @ 106.938) (b)	241,000	260,883
CHS/Community Health Systems, Inc., 8.88%, 7/15/15, (Callable 7/15/11 @ 104.438)	258,000	272,512
HCA, Inc., 9.63%, 11/15/16, (Callable 11/15/11 @ 104.813) (g)	394,000	425,027

		958,422

Medical-Outpatient/Home Medical (0.9%)
Apria Healthcare Group, Inc., 11.25%, 11/1/14, (Callable 11/1/11 @ 105.625) (b)	564,000	622,515

Multi-line Insurance (1.5%)
MetLife, Inc., 10.75%, 8/1/39, (Callable 8/1/34 @ 100) (c)	750,000	1,040,625

Multimedia (0.2%)
Entravision Communications Corp., 8.75%, 8/1/17, (Callable 8/1/13 @ 106.563)	120,000	128,400

Music (0.5%)
WMG Acquisition Corp., 7.38%, 4/15/14, (Callable 3/3/11 @ 102.458) (c)	362,000	358,380

Non-Profit Charity (0.3%)
Seminole Indian Tribe of Florida, 7.75%, 10/1/17, (Callable 10/1/13 @ 105.813) (b)	224,000	236,320

Oil & Gas Exploration & Production (4.6%)
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp., 12.13%, 8/1/17, (Callable 8/1/13 @ 106.063)	98,000	125,195
Berry Petroleum Co., 8.25%, 11/1/16, (Callable 11/1/11 @ 104.125) (c)	676,000	711,490
Chesapeake Energy Corp., 6.50%, 8/15/17 (c)	527,000	546,762
Chesapeake Energy Corp., 9.50%, 2/15/15	346,000	404,820
Hilcorp Energy I L.P./Hilcorp Finance Co., 7.75%, 11/1/15, (Callable 3/3/11 @ 103.875) (b)	506,000	524,975
Hilcorp Energy I L.P./Hilcorp Finance Co., 9.00%, 6/1/16, (Callable 6/1/11 @ 104.5) (b)	87,000	91,785
Newfield Exploration Co., 6.88%, 2/1/20, (Callable 2/1/15 @ 103.438)	188,000	202,100
Petrohawk Energy Corp., 7.25%, 8/15/18, (Callable 8/15/14 @ 103.625) (b)	292,000	300,030
Petrohawk Energy Corp., 7.88%, 6/1/15, (Callable 6/1/12 @ 103.938)	250,000	265,000

		3,172,157

Continued

High Yield Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds, continued
Oil Field Services (1.9%)
Basic Energy Services, Inc., 7.13%, 4/15/16, (Callable 4/15/11 @ 103.563) (c)	$750,000	$727,500
Exterran Holdings, Inc., 7.25%, 12/1/18, (Callable 12/1/13 @ 105.438) (b)	200,000	203,000
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16, (Callable 1/15/12 @ 104.75) (b)	356,000	371,130

		1,301,630

Oil Refining & Marketing (2.0%)
Coffeyville Resources LLC/ Coffeyville Finance, Inc., 10.88%, 4/1/17, (Callable 4/1/13 @ 108.156) (b) (c)	520,000	578,500
United Refining Co., Series 2, 10.50%, 8/15/12, (Callable 3/3/11 @ 100)	814,000	809,930

		1,388,430

Paper & Related Products (0.8%)
Clearwater Paper Corp., 7.13%, 11/1/18, (Callable 11/1/14 @ 103.563) (b)	500,000	518,750

Pharmacy Services (0.7%)
Omnicare, Inc., 7.75%, 6/1/20, (Callable 6/1/15 @ 103.875)	427,000	448,350

Pipelines (7.6%)
Atlas Pipeline Partners L.P., 8.75%, 6/15/18, (Callable 6/15/13 @ 104.375) (c)	328,000	346,040
Copano Energy LLC/Copano Energy Finance Corp., 8.13%, 3/1/16, (Callable 3/3/11 @ 104.0625)	590,000	612,125
Crosstex Energy L.P./Crosstex Energy Finance Corp., 8.88%, 2/15/18, (Callable 2/15/14 @ 104.438)	100,000	108,250
Enterprise Products Operating LLC, 7.00%, 6/1/67, (Callable 6/1/17 @ 100) (a)	550,000	546,562
Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 12/15/18, (Callable 12/15/14 @ 103.938) (b)	700,000	700,000
MarkWest Energy Partners L.P./ MarkWest Energy Finance Corp., 6.75%, 11/1/20, (Callable 11/1/15 @ 103.375)	47,000	47,940
MarkWest Energy Partners L.P./ MarkWest Energy Finance Corp., Series B, 8.75%, 4/15/18, (Callable 4/15/13 @ 104.375)	36,000	39,330
Regency Energy Partners L.P./ Regency Energy Finance Corp., 9.38%, 6/1/16, (Callable 6/1/13 @ 104.688) (b) (c)	950,000	1,049,750
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 2/1/21, (Callable 2/1/16 @ 103.438) (b) (h)	575,000	575,000
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 7.88%, 10/15/18, (Callable 10/15/14 @ 103.938) (b)	370,000	392,200
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 8.25%, 7/1/16, (Callable 7/1/12 @ 104.125) (b)	403,000	431,210
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 11.25%, 7/15/17, (Callable 7/15/13 @ 105.625) (b)	300,000	349,500

		5,197,907

Printing-Commercial (c) (1.0%)
Cenveo Corp., 7.88%, 12/1/13, (Callable 3/3/11 @ 101.313)	362,000	345,710
Cenveo Corp., 8.88%, 2/1/18, (Callable 2/1/14 @ 104.438) (b)	350,000	345,625

		691,335

Radio (0.1%)
Citadel Broadcasting Corp., 7.75%, 12/15/18, (Callable 12/15/14 @ 103.875) (b)	70,000	74,550

Real Estate Investment Trusts (b) (1.4%)
Omega Healthcare Investors, Inc., 6.75%, 10/15/22, (Callable 10/15/15 @ 103.375)	600,000	592,500
PPF Funding, Inc., 5.70%, 4/15/17	409,000	384,923

		977,423

Rental Auto/Equipment (b) (0.9%)
Ashtead Capital, Inc., 9.00%, 8/15/16, (Callable 8/15/11 @ 104.5)	329,000	349,562
RSC Equipment Rental, Inc. / RSC Holdings III LLC, 10.00%, 7/15/17, (Callable 7/15/13 @ 105)	119,000	135,065
United Rentals North America, Inc., 10.88%, 6/15/16, (Callable 6/15/13 @ 105.438) (b)	125,000	144,063

		628,690

Retail-Automobile (0.8%)
Asbury Automotive Group, Inc., 7.63%, 3/15/17, (Callable 3/15/12 @ 103.813) (e)	18,000	18,270
Penske Automotive Group, Inc., 7.75%, 12/15/16, (Callable 12/15/11 @ 103.875)	548,000	560,330

		578,600

Retail-Mail Order (0.7%)
QVC, Inc., 7.50%, 10/1/19, (Callable 10/1/14 @ 103.75) (b)	419,000	446,235

Retail-Propane Distributors (0.4%)
Inergy L.P./Inergy Finance Corp., 7.00%, 10/1/18, (Callable 10/1/14 @ 103.5) (b)	264,000	270,930

Continued

High Yield Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds, continued
Rubber-Tires (0.9%)
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16, (Callable 5/15/12 @ 107.875)	$544,000	$617,440

Special Purpose Entity (0.7%)
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.25%, 3/1/15, (Callable 3/3/11 @ 103.125)	500,000	495,000

Steel Pipe & Tube (0.7%)
Mueller Water Products, Inc., 7.38%, 6/1/17, (Callable 6/1/12 @ 103.688) (c)	460,000	446,775

Steel-Producers (1.7%)
AK Steel Corp., 7.63%, 5/15/20, (Callable 5/15/15 @ 103.813) (c)	529,000	539,580
United States Steel Corp., 7.38%, 4/1/20	625,000	648,437

		1,188,017

Telecommunication Equipment (0.3%)
CommScope, Inc., 8.25%, 1/15/19, (Callable 1/15/15 @ 104.125) (b)	208,000	215,800

Telecommunication Services (2.3%)
PAETEC Holding Corp., 8.88%, 6/30/17, (Callable 6/30/13 @ 104.438) (b) (c)	600,000	645,000
TW Telecom Holdings, Inc., 8.00%, 3/1/18, (Callable 3/1/14 @ 104)	66,000	70,785
West Corp., 8.63%, 10/1/18, (Callable 10/1/14 @ 104.313) (b) (c)	767,000	822,607

		1,538,392

Telephone-Integrated (3.5%)
Cincinnati Bell, Inc., 8.25%, 10/15/17, (Callable 10/15/13 @ 104.125)	790,000	797,900
Frontier Communications Corp., 8.13%, 10/1/18 (c)	180,000	202,725
Frontier Communications Corp., 8.50%, 4/15/20 (b)	588,000	662,970
Sprint Capital Corp., 6.88%, 11/15/28	100,000	89,500
Windstream Corp., 8.63%, 8/1/16, (Callable 8/1/11 @ 104.313)	626,000	663,560

		2,416,655

Transportation-Marine (2.0%)
Martin Midstream Partners L.P./ Martin Midstream Finance Corp., 8.88%, 4/1/18, (Callable 4/1/14 @ 104.438)	506,000	526,240
Navios Maritime Holdings, Inc./ Navios Maritime Finance II US, Inc., 8.13%, 2/15/19, (Callable 2/15/15 @ 104.063) (b)	848,000	826,800

		1,353,040

Vitamins & Nutrition Products (0.8%)
NBTY, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5) (b)	500,000	538,750

Web Hosting / Design (1.3%)
Equinix, Inc., 8.13%, 3/1/18, (Callable 3/1/14 @ 104.063) (c)	844,000	911,520

Wire & Cable Products (0.3%)
Belden, Inc., 7.00%, 3/15/17, (Callable 3/15/12 @ 103.5)	210,000	213,150
General Cable Corp., 7.13%, 4/1/17, (Callable 4/1/12 @ 103.563) (c)	18,000	18,540

		231,690

Wireless Equipment (1.2%)
Viasat, Inc., 8.88%, 9/15/16, (Callable 9/15/12 @ 106.656)	784,000	842,800

Total Corporate Bonds		59,994,512

Foreign Bonds (7.3%)
Diversified Operations (0.4%)
Stena AB, 7.00%, 12/1/16, (Callable 3/3/11 @ 102.333) (e)	250,000	244,375

Electric-Generation (1.2%)
Intergen NV, 9.00%, 6/30/17, (Callable 6/30/12 @ 104.5) (b) (e)	800,000	858,000

Forestry (0.9%)
Tembec Industries, Inc., 11.25%, 12/15/18, (Callable 12/15/14 @ 105.625) (b) (c)	591,000	642,712

Metal-Aluminum (0.3%)
Novelis, Inc., 8.38%, 12/15/17, (Callable 12/15/13 @ 106.281) (b)	175,000	188,563

Multimedia (0.8%)
Quebecor Media, Inc., 7.75%, 3/15/16, (Callable 3/15/11 @ 103.875) (e)	302,000	313,325
Quebecor Media, Inc., 7.75%, 3/15/16, (Callable 3/15/11 @ 103.875)	209,000	216,838

		530,163

Oil & Gas Drilling (0.7%)
Gibson Energy ULC / GEP Midstream Finance Corp., 11.75%, 5/27/14, (Callable 6/1/12 @ 105.875)	426,000	477,120

Oil Field Services (0.8%)
Expro Finance Luxembourg SCA, 8.50%, 12/15/16, (Callable 12/15/13 @ 104.25) (b)	559,000	550,615

Paper & Related Products (b) (0.9%)
Cascades, Inc., 7.75%, 12/15/17, (Callable 12/15/13 @ 103.875)	349,000	362,960
Cascades, Inc., 7.88%, 1/15/20, (Callable 1/15/15 @ 103.938)	200,000	208,000
PE Paper Escrow GmbH, 12.00%, 8/1/14, (Callable 8/1/12 @ 106)	24,000	27,964

		598,924

Continued

High Yield Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Foreign Bonds, continued
Rental Auto/Equipment (0.2%)
Ashtead Holdings PLC, 8.63%, 8/1/15, (Callable 3/3/11 @ 104.313) (b) (e)	$151,000	$157,606

Telecommunication Services (1.1%)
Wind Acquisition Finance SA, 11.75%, 7/15/17, (Callable 7/15/13 @ 105.875) (b)	650,000	741,000

Total Foreign Bonds		4,989,078

	Shares

Investment Companies (15.0%)
State Street Navigator Securities Lending Portfolio (f)	10,223,238	10,223,238

Total Investment Companies		10,223,238

Preferred Stocks (1.6%)
Diversified Banks (1.6%)
Ally Financial, Inc., 7.38%	46,226	1,109,424

Total Preferred Stocks		1,109,424

Investments in Affiliates (1.2%)
Fifth Third Institutional Money Market Fund (d)	783,479	783,479

Total Investments in Affiliates		783,479

Total Investments (Cost $73,405,643) - 113.3%		77,336,660
Liabilities in excess of other assets - (13.3)%		(9,065,394)

NET ASSETS - 100.0%		$68,271,266

Notes to Schedule of Investments

(a)	Variable rate security. Rate presented represents rate in effect at January 31, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	All or part of this security was on loan.

(d)	Investment is in Institutional Shares of underlying fund.

(e)	All or part of this security has been designated as collateral for when issued securities.

(f)	Represents investments of cash collateral received in connection with securities lending.

(g)	PIK (payment-in-kind) security. Bond that pays interest in the form of additional bonds.

(h)	When Issued.

At January 31, 2011, High Yield Bond’s investments were in the following countries:

Country

Austria	— ^
Canada	3.1%
Great Britain	0.2%
Luxembourg	1.7%
Marshall Island	1.1%
Netherlands	1.1%
Sweden	0.3%
United States	92.5%

Total	100.0%

^	Amount is less than 0.05%.

See notes to schedules of investments
and notes to financial statements.

Total Return Bond
Schedule of Investments
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities (3.9%)
Home Equity Sequential (0.3%)
Residential Funding Mortgage Securities II, Inc., Series 2006-HI3, Class A3, 5.96%, 2/25/36	$770,000	$728,433

Manufactured Housing ABS Other (0.8%)
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40	2,384,021	2,120,111

Manufactured Housing Sequential (1.0%)
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4, 6.57%, 5/7/27 (a)	2,468,554	2,626,484

Other ABS (1.8%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.53%, 6/20/31, (Next Reset: 2/15/11) (a) (b) (l)	1,217,786	1,132,541
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF11, Class 1A2, 0.61%, 1/25/35, (Next Reset: 2/25/11) (a)	51,824	48,516
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFA, Class M3, 6.02%, 3/25/25, (Next Reset: 2/25/11) (k)	600,000	198,860
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF4, 6.01%, 5/25/36 (k)	1,645,000	1,114,423
Residential Asset Mortgage Products, Inc., Series 2002-RZ3, Class M1, 5.78%, 8/25/32, (Next Reset: 2/25/11) (a)	51,807	51,579
Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33, (Next Reset: 3/25/13) (k)	2,062,215	2,086,735

		4,632,654

Total Asset-Backed Securities		10,107,682

Corporate Bonds (23.2%)
Advertising Agencies (0.5%)
Omnicom Group, Inc., 4.45%, 8/15/20	1,250,000	1,227,127

Aerospace & Defense (0.6%)
Boeing Co. (The), 3.75%, 11/20/16 (c)	1,450,000	1,524,337

Beverages-Non-alcoholic (0.6%)
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15	1,500,000	1,615,635

Cable/Satellite TV (1.0%)
Comcast Corp., 5.70%, 7/1/19 (c)	1,000,000	1,090,526
Time Warner Cable, Inc., 5.85%, 5/1/17	1,250,000	1,392,276

		2,482,802

Coatings/Paint (0.4%)
RPM International, Inc., 6.25%, 12/15/13	1,000,000	1,096,280

Commercial Banks Non-U.S. (0.5%)
Westpac Capital Trust IV, 5.26%, 3/31/16, (Next Reset: 3/31/16) (a) (b) (c) (g) (h)	1,445,000	1,385,437

Commercial Banks-Central U.S. (0.4%)
SunTrust Bank, 3.00%, 11/16/11 (j)	1,000,000	1,021,223

Commercial Banks-Eastern U.S. (0.4%)
Manufacturers & Traders Trust Co., 1.80%, 4/1/13, (Callable 4/1/11 @ 100) (a)	1,075,000	1,070,208

Commercial Banks-Southern U.S. (1.0%)
BB&T Corp., 5.25%, 11/1/19	1,500,000	1,547,625
Wachovia Bank NA, 5.85%, 2/1/37 (e)	1,000,000	993,379

		2,541,004

Computer Services (0.5%)
International Business Machines Corp., 5.88%, 11/29/32	1,250,000	1,380,054

Consumer Products-Miscellaneous (0.5%)
Clorox Co., 3.55%, 11/1/15	1,215,000	1,250,821

Diversified Banks (3.2%)
Bank of America Corp., 5.63%, 10/14/16	2,665,000	2,825,755
Citigroup, Inc., 6.13%, 11/21/17	2,000,000	2,194,204
Goldman Sachs Group, Inc. (The), 6.13%, 2/15/33 (c)	1,100,000	1,126,160
JP Morgan Chase & Co., 6.00%, 1/15/18	1,265,000	1,405,065
Morgan Stanley, 5.75%, 10/18/16	780,000	836,145

		8,387,329

Diversified Financial Services (1.1%)
General Electric Capital Corp., 4.80%, 5/1/13	2,725,000	2,909,273

Electric-Generation (0.2%)
Sithe/Independence Funding Corp., Series A, 9.00%, 12/30/13	550,776	571,965

Electric-Integrated (2.9%)
Alabama Power Capital Trust V, 3.40%, 10/1/42, (Callable 4/1/11 @ 100) (a)	874,000	822,216
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,775,000	1,713,193
Florida Power & Light Co., 5.96%, 4/1/39	870,000	946,024
Southern Power Co., Series B, 6.25%, 7/15/12 (c)	2,260,000	2,422,871
Virginia Electric and Power Co., 6.35%, 11/30/37	1,450,000	1,633,822

		7,538,126

Enterprise Software/Services (0.4%)
CA, Inc., 5.38%, 12/1/19	1,000,000	1,030,025

Continued

Total Return Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds, continued
Finance-Investment Banker/Broker (0.3%)
JP Morgan Chase Capital XXI, Series U, 1.24%, 2/2/37, (Callable 2/2/12 @ 100), (Next Reset: 5/3/11) (a)	$1,000,000	$786,829

Food-Miscellaneous/Diversified (0.5%)
General Mills, Inc., 5.65%, 2/15/19 (c)	1,250,000	1,389,586

Food-Retail (0.4%)
Kroger Co. (The), 7.50%, 1/15/14	1,000,000	1,151,773

Life/Health Insurance (0.5%)
Prudential Financial, Inc., 3.88%, 1/14/15	1,250,000	1,302,580

Multi-line Insurance (0.5%)
MetLife, Inc., 6.75%, 6/1/16	1,000,000	1,164,227

Networking Products (0.4%)
Cisco Systems, Inc., 4.95%, 2/15/19	1,000,000	1,081,118

Office Furnishings-Original (0.2%)
Steelcase, Inc., 6.38%, 2/15/21, (Callable 11/15/20 @ 100)	500,000	510,498

Pipelines (0.5%)
Kinder Morgan Energy Partners L.P., 5.63%, 2/15/15 (c)	1,250,000	1,379,764

Reinsurance (1.0%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15	2,580,000	2,668,226

REITS-Office Property (0.3%)
Boston Properties L.P., 4.13%, 5/15/21	850,000	813,132

Retail-Discount (0.5%)
Target Corp., 5.38%, 5/1/17	1,150,000	1,297,845

Retail-Drug Store (0.6%)
CVS Caremark Corp., 5.75%, 6/1/17	1,275,000	1,431,394

Retail-Restaurants (0.5%)
Yum! Brands, Inc., 3.88%, 11/1/20, (Callable 8/1/20 @ 100) (c)	1,275,000	1,221,286

Telephone-Integrated (1.5%)
AT&T, Inc., 6.30%, 1/15/38	1,450,000	1,494,893
Verizon Communications, Inc., 4.90%, 9/15/15 (c)	2,175,000	2,392,737

		3,887,630

Transportation-Rail (1.0%)
Burlington Northern Santa Fe LLC, 5.65%, 5/1/17	1,000,000	1,115,792
Union Pacific Corp., 5.45%, 1/31/13	1,380,000	1,487,404

		2,603,196

Wireless Equipment (0.3%)
American Tower Corp., 4.50%, 1/15/18	800,000	794,552

Total Corporate Bonds		60,515,282

Foreign Bonds (6.4%)
Commercial Banks-Eastern U.S. (0.8%)
Credit Suisse, 5.30%, 8/13/19		2,000,000	2,092,470

Metals & Mining (0.2%)
Rio Tinto Finance USA, Ltd., 3.50%, 11/2/20		500,000	467,640

Oil & Gas Exploration & Production (0.7%)
Gazprom Via Gazprom International SA, 7.20%, 2/1/20 (b)		1,747,805	1,874,521

Oil Company-Integrated (1.7%)
Husky Energy, Inc., 5.90%, 6/15/14		1,360,000	1,505,814
Shell International Finance BV, 4.38%, 3/25/20 (c)		2,850,000	2,966,525

			4,472,339

Pipelines (0.2%)
TransCanada PipeLines, Ltd., 5.85%, 3/15/36		500,000	512,956

Sovereign (2.8%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/14	BRL	8,340,000	4,666,731
New Zealand Government Bond, 6.00%, 12/15/17	NZD	3,150,000	2,555,437

			7,222,168

Total Foreign Bonds			16,642,094

Mortgage-Backed Securities (55.7%)
Agency Collateral Other (1.4%)
Restructured Assets Certificates, Series 2006-9, Class P, 12.07%, 12/31/49 (b) (g) (l)		$5,250,000	3,603,600

CMBS Other (5.3%)
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, 5.20%, 1/12/41 (a)		2,000,000	2,137,679
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.22%, 7/15/44 (a)		2,960,000	3,193,085
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)		1,575,000	1,691,887
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A4, 4.95%, 1/11/35		1,000,000	1,046,449
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A5, 4.88%, 6/10/36		3,001,875	3,028,055
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 8/10/38 (e)		842,095	845,586
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.21%, 12/15/44 (a)		500,000	539,100
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.55%, 7/15/30		140,295	140,534

Continued

Total Return Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Mortgage-Backed Securities, continued
CMBS Other, continued
Nomura Asset Securities Corp., Series 1998-D6, Class A2, 7.28%, 3/15/30 (a)	$1,000,000	$1,095,490

		13,717,865

CMBS Subordinated (1.2%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.10%, 12/15/41 (a) (b)	1,675,000	1,690,937
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class C, 5.05%, 3/18/36, (Next Reset: 7/11/12) (a)	1,417,000	1,432,568

		3,123,505

U.S. Government Agencies (43.6%)
Fannie Mae, 0.51%, 8/25/44, (Next Reset: 2/25/11) (a)	542,342	533,131
Fannie Mae, 0.56%, 4/25/36, (Next Reset: 2/25/11) (a) (e)	2,092,428	2,081,420
Fannie Mae, 3.50%, 10/1/20	1,793,444	1,849,987
Fannie Mae, 3.75%, 8/25/18	2,389,742	2,502,940
Fannie Mae, 4.00%, 9/1/20	923,300	962,666
Fannie Mae, 4.00%, 8/1/40	994,630	986,771
Fannie Mae, 4.00%, 2/1/41, TBA	6,000,000	5,946,564
Fannie Mae, 4.50%, 4/1/20	2,477,039	2,622,780
Fannie Mae, 5.00%, 6/1/23	1,678,907	1,783,868
Fannie Mae, 5.00%, 5/1/25	920,067	979,887
Fannie Mae, 5.00%, 7/1/33	542,959	572,846
Fannie Mae, 5.00%, 1/1/34 (e)	5,980,649	6,304,245
Fannie Mae, 5.00%, 6/1/40	789,654	828,679
Fannie Mae, 5.09%, 8/1/34, (Next Reset: 7/1/11) (a)	39,980	41,901
Fannie Mae, 5.50%, 12/25/20	1,017,538	1,064,745
Fannie Mae, 5.50%, 2/1/25	601,854	652,918
Fannie Mae, 5.50%, 3/1/33 (e)	3,987,403	4,294,558
Fannie Mae, 5.50%, 5/25/34, (Next Reset: 12/25/19)	3,150,000	3,303,563
Fannie Mae, 5.50%, 3/1/35	774,008	833,389
Fannie Mae, 5.50%, 6/1/35	303,831	326,615
Fannie Mae, 5.50%, 11/1/35	668,449	723,283
Fannie Mae, 5.50%, 11/1/36	929,913	1,011,426
Fannie Mae, 5.50%, 1/1/37 (e)	1,800,880	1,948,608
Fannie Mae, 5.50%, 1/1/37	808,693	875,031
Fannie Mae, 5.50%, 5/1/37	2,328,994	2,512,766
Fannie Mae, 5.50%, 8/1/37	2,030,921	2,208,944
Fannie Mae, 6.00%, 5/1/17	73,364	80,164
Fannie Mae, 6.00%, 5/1/18	268,839	293,674
Fannie Mae, 6.00%, 2/1/22	1,575,179	1,735,262
Fannie Mae, 6.00%, 1/1/33	214,718	236,745
Fannie Mae, 6.00%, 8/25/33, (Next Reset: 2/25/11) (a)	1,322,245	1,343,959
Fannie Mae, 6.00%, 7/1/35	2,128,180	2,326,557
Fannie Mae, 6.00%, 9/1/35	1,010,343	1,104,521
Fannie Mae, 6.00%, 1/1/36 (e)	1,940,548	2,124,466
Fannie Mae, 6.00%, 12/1/36	618,939	677,600
Fannie Mae, 6.00%, 1/1/37	1,921,854	2,093,792
Fannie Mae, 6.00%, 1/1/38	382,936	416,477
Fannie Mae, 6.00%, 7/1/38	4,831,695	5,253,389
Fannie Mae, 6.00%, 7/1/39	929,124	1,028,507
Fannie Mae, 6.50%, 7/1/16	249,146	272,547
Fannie Mae, 6.50%, 6/1/17	69,049	75,750
Fannie Mae, 6.50%, 8/1/28	84,583	95,484
Fannie Mae, 6.50%, 6/1/29	64,160	72,429
Fannie Mae, 6.50%, 4/1/32	166,021	187,419
Fannie Mae, 6.50%, 6/1/32	288,849	326,077
Fannie Mae, 6.50%, 7/1/32	397,262	448,463
Fannie Mae, 6.50%, 3/1/33	101,711	114,820
Fannie Mae, 6.50%, 8/1/36	195,298	215,586
Fannie Mae, 7.00%, 6/1/32	85,961	99,392
Fannie Mae, 7.00%, 8/1/32	201,363	229,835
Fannie Mae, 7.00%, 9/1/36	544,477	617,541
Fannie Mae, 7.50%, 6/1/28	58,478	66,898
Freddie Mac, 0.66%, 7/15/36, (Next Reset: 2/15/11) (a) (e)	565,530	565,355
Freddie Mac, 4.00%, 5/1/19	1,750,667	1,816,500
Freddie Mac, 4.50%, 6/1/34	641,085	658,515
Freddie Mac, 4.50%, 9/1/34	636,096	653,389
Freddie Mac, 4.50%, 8/1/40	1,772,219	1,810,987
Freddie Mac, 5.00%, 12/1/18	651,300	696,699
Freddie Mac, 5.00%, 10/1/21	791,506	842,967
Freddie Mac, 5.00%, 2/15/25	3,245,000	3,481,403
Freddie Mac, 5.00%, 8/1/33	209,171	220,505
Freddie Mac, 5.00%, 5/1/34	108,875	114,639
Freddie Mac, 5.00%, 7/1/35	256,054	269,448
Freddie Mac, 5.00%, 8/1/35	638,946	672,981
Freddie Mac, 5.00%, 11/1/35	2,392,320	2,519,383
Freddie Mac, 5.00%, 4/1/36	247,670	260,625
Freddie Mac, 5.00%, 7/1/36	989,454	1,038,120
Freddie Mac, 5.00%, 11/1/39	2,000,301	2,107,437
Freddie Mac, 5.23%, 3/1/37, (Next Reset: 1/1/14) (a)	236,549	250,773
Freddie Mac, 5.59%, 4/1/37, (Next Reset: 2/1/12) (a)	1,431,151	1,514,214
Freddie Mac, 5.81%, 10/1/36, (Next Reset: 9/1/13) (a)	935,666	998,718
Freddie Mac, 5.84%, 3/1/37, (Next Reset: 3/1/14) (a) (e)	2,968,544	3,176,594
Freddie Mac, 6.00%, 12/15/21	869,608	897,073
Freddie Mac, 6.00%, 9/1/33	128,865	141,903
Freddie Mac, 6.00%, 2/1/38	3,592,495	3,972,834
Freddie Mac, 6.00%, 5/1/38	672,943	735,986
Freddie Mac, 6.01%, 1/1/37, (Next Reset: 1/1/17) (a)	3,211,836	3,454,341
Freddie Mac, 6.05%, 2/1/37, (Next Reset: 2/1/17) (a)	2,564,202	2,756,054
Freddie Mac, 6.50%, 1/1/29	691,247	779,473
Freddie Mac, 6.50%, 7/1/32	101,440	114,388
Freddie Mac, 6.50%, 9/1/32	48,169	54,317
Freddie Mac, 7.00%, 6/1/26	313,737	356,456
Freddie Mac, 7.00%, 1/1/32	51,949	59,325
Freddie Mac, IO, 6.94%, 7/15/32, (Next Reset: 2/15/11) (a) (g)	2,835,414	187,910
Government National Mortgage Association, IO, 0.36%, 3/16/46 (a) (g)	10,880,027	206,972
Government National Mortgage Association, IO, 0.39%, 4/16/46 (a) (g)	51,031,836	968,860

Continued

Total Return Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Mortgage-Backed Securities, continued
U.S. Government Agencies, continued
Government National Mortgage Association, IO, 0.57%, 6/16/49, (Next Reset: 4/12/32) (a) (g)	$45,542,615	$1,845,073
Government National Mortgage Association, IO, 0.66%, 6/17/45 (a) (g)	9,151,658	259,665
Government National Mortgage Association, IO, 0.78%, 2/16/48, (Next Reset: 7/16/32) (a) (g)	46,708,667	1,507,158
Government National Mortgage Association, IO, 0.96%, 2/16/48, (Next Reset: 12/16/33) (a) (g)	14,258,848	580,064
Small Business Administration, Series 2005-P10B, Class 1, 4.94%, 8/10/15 (e)	1,599,516	1,692,657

		113,530,646

WL Collateral CMO Mezzanine (0.0%)
Homebanc Mortgage Trust, Series 2004-1, Class 2M2, 1.99%, 8/25/29, (Next Reset: 2/25/11) (a)	297,391	120,472

WL Collateral CMO Other (2.9%)
Homebanc Mortgage Trust, Series 2004-2, Class A2, 0.71%, 12/25/34, (Next Reset: 2/25/11) (a) (e)	1,019,395	669,245
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.69%, 4/25/37, (Next Reset: 6/25/23) (a) (e)	362,155	246,867
JP Morgan Mortgage Trust, Series 2005-A1, Class 2A1, 4.82%, 2/25/35, (Next Reset: 11/25/14) (a)	410,136	408,293
JP Morgan Mortgage Trust, Series 2005-A2, Class 3A2, 4.78%, 4/25/35, (Next Reset: 12/25/15) (a)	2,261,091	2,175,844
JP Morgan Mortgage Trust, Series 2005-A2, Class 7CB1, 4.86%, 4/25/35, (Next Reset: 2/25/19) (a)	1,572,386	1,494,517
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.82%, 6/25/35, (Next Reset: 2/25/25) (a)	1,305,305	1,153,381
Residential Accredit Loans, Inc., Series 2004-QA1, Class A1, 0.53%, 3/25/34, (Next Reset: 2/25/11) (a) (e)	776,742	558,440
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6B, 5.15%, 12/25/34, (Next Reset: 7/25/15) (k)	867,647	831,062

		7,537,649

WL Collateral CMO Sequential (1.2%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20	1,870,365	1,884,140
Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34, (Next Reset: 10/25/15)	210,743	206,477
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 6A1, 5.25%, 10/25/19	739,304	764,347
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.74%, 6/25/36 (a)	325,710	310,604

		3,165,568

WL Collateral PAC (0.1%)
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	214,836	214,621

Total Mortgage-Backed Securities		145,013,926

Municipal Bonds (1.7%)
Delaware (0.5%)
State of Delaware, Build America Bonds, Series 21C, GO, 3.25%, 7/1/20	1,275,000	1,199,316

Texas (0.2%)
Board of Regents of the University of Texas System, Build America Bonds, Series C, 4.79%, 8/15/46	745,000	666,529

Utah (0.5%)
State of Utah, Build America Bonds, Series B, GO, 3.29%, 7/1/20	1,375,000	1,287,248

Virginia (0.5%)
Virginia College Building Authority, 21st Century College and Equipment Programs, Series B, 2.70%, 2/1/17	1,275,000	1,219,002

Total Municipal Bonds		4,372,095

U.S. Treasury Obligations (5.2%)
U.S. Treasury Notes (3.9%)
1.13%, 1/15/21 (f)	5,615,000	5,643,075
1.25%, 7/15/20 (c) (f)	18,079	18,548
4.50%, 11/15/15 (c)	3,900,000	4,381,712

		10,043,335

U.S. Treasury Strips (1.3%)
8.21%, 11/15/27 ** (e)	7,400,000	3,430,995

Total U.S. Treasury Obligations		13,474,330

Continued

Total Return Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Shares	Value

Investment Companies (9.5%)
State Street Navigator Securities Lending Portfolio (i)	24,630,695	$24,630,695

Total Investment Companies		24,630,695

Preferred Stocks (2.9%)
Food-Miscellaneous/Diversified (0.8%)
HJ Heinz Finance Co., 8.00%	20	2,181,875

Office Automation & Equipment (0.5%)
Pitney Bowes International Holdings, Inc., Series F, 6.13%	1,250	1,196,875

Real Estate Investment Trusts (0.6%)
Public Storage, Series P, 6.50% (c)	60,000	1,503,000

Super-Regional Banks-U.S. (0.8%)
Wells Fargo Capital XII, 7.88% (c)	80,000	2,129,600

Thrifts & Mortgage Finance (0.2%)
Fannie Mae, 8.25%	160,000	254,400
Freddie Mac, 8.38%	161,000	260,820

		515,220

Total Preferred Stocks		7,526,570

Investments in Affiliates (3.1%)
Fifth Third Institutional Money Market Fund (d)	8,079,949	8,079,949

Total Investments in Affiliates		8,079,949

Total Investments (Cost $296,254,586) - 111.6%		290,362,623
Liabilities in excess of other assets - (11.6)%		(30,187,628)

NET ASSETS - 100.0%		$260,174,995

Notes to Schedule of Investments

**	Rate represents the effective yield at purchase.

(a)	Variable rate security. Rate presented represents rate in effect at January 31, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	All or part of this security was on loan.

(d)	Investment is in Institutional Shares of underlying fund.

(e)	All or part of this security has been designated as collateral for futures contracts, when issued and delayed delivery securities and swaps.

(f)	Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(g)	Illiquid Securities.

(h)	Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

(i)	Represents investments of cash collateral received in connection with securities lending.

(j)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(k)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(l)	The Fund’s security was fair valued at January 31, 2011 using procedures approved by the Board of Trustees.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GO - General Obligation
IO - Interest Only
NZD - New Zealand Dollar
PAC - Planned Amortization Class
TBA - To Be Announced
WL - Whole Loan

At January 31, 2011, Total Return Bond’s investments were in the following countries:

Country

Australia	0.2%
Brazil	1.6%
Canada	0.7%
Luxembourg	0.6%
Netherlands	1.0%
New Zealand	0.9%
Switzerland	0.7%
United States	94.3%

Total	100.0%

See notes to schedules of investments
and notes to financial statements.

Short Term Bond
Schedule of Investments
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities (8.7%)
Automobile Sequential (3.6%)
Ally Auto Receivables Trust, Series 2010-4, Class A3, 0.91%, 11/17/14	$1,245,000	$1,238,157
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	2,081,656	2,113,276
Ford Credit Auto Owner Trust, Series 2009-D, Class A3, 2.17%, 10/15/13	784,105	792,754
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13	911,619	921,299
Hyundai Auto Receivables Trust, Series 2009-A, Class A4, 3.15%, 3/15/16	3,000,000	3,125,032
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14	1,408,000	1,421,714
Nissan Auto Lease Trust, Series 2009-B, Class A2, 1.22%, 9/15/11	89,998	90,022

		9,702,254

Credit Card Bullet (3.5%)
1st Financial Bank USA, Series 2010-A, Class A, 3.00%, 4/17/17 (b)	1,530,000	1,515,432
Chase Issuance Trust, Series 2008-A11, 5.40%, 7/15/15	2,710,000	2,980,912
Discover Card Master Trust, Series 2010-A1, Class A1, 0.91%, 9/15/15, (Next Reset: 2/15/11) (a)	2,100,000	2,115,142
GE Capital Credit Card Master Note Trust, Series 2009-3, Class A, 2.54%, 9/15/14	2,710,000	2,740,473

		9,351,959

Other ABS (1.6%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.53%, 6/20/31, (Next Reset: 2/15/11) (a) (b) (j)	1,033,272	960,943
CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, 1/15/16, (Next Reset: 1/15/14)	2,700,000	2,763,115
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 5.25%, 2/20/21 (b) (f)	474,421	492,944

		4,217,002

Total Asset-Backed Securities		23,271,215

Corporate Bonds (22.5%)
Brewery (0.6%)
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	1,500,000	1,535,224

Coatings/Paint (0.4%)
RPM International, Inc., 6.25%, 12/15/13	1,000,000	1,096,280

Commercial Banks-Central U.S. (0.5%)
U.S. Bancorp, 6.38%, 8/1/11	1,275,000	1,312,210

Commercial Banks-Southern U.S. (0.6%)
BB&T Corp., 3.85%, 7/27/12	1,500,000	1,559,059

Computer Services (0.9%)
International Business Machines Corp., 1.00%, 8/5/13	2,300,000	2,304,280

Cosmetics & Toiletries (1.0%)
Procter & Gamble Co. (The), 1.38%, 8/1/12	2,700,000	2,730,675

Diversified Banks (2.9%)
Bank of America Corp., 6.25%, 4/15/12	1,150,000	1,217,050
Citigroup, Inc., 6.00%, 2/21/12 (c)	1,000,000	1,048,900
Goldman Sachs Group, Inc. (The), 6.60%, 1/15/12	1,500,000	1,583,841
JP Morgan Chase & Co., 2.05%, 1/24/14	2,500,000	2,502,227
Morgan Stanley, 6.75%, 4/15/11	1,500,000	1,518,179

		7,870,197

Diversified Financial Services (1.0%)
General Electric Capital Corp., 4.80%, 5/1/13	2,500,000	2,669,057

E-Commerce/Services (0.4%)
eBay, Inc., 0.88%, 10/15/13	1,000,000	992,425

Electric-Integrated (2.4%)
Duke Energy Ohio, Inc., 2.10%, 6/15/13	2,000,000	2,040,922
Georgia Power Co., 1.30%, 9/15/13 (c)	1,600,000	1,613,605
NextEra Energy Capital Holdings, Inc., 5.35%, 6/15/13	1,515,000	1,638,297
PSEG Power LLC, 2.50%, 4/15/13 (c)	1,000,000	1,020,022

		6,312,846

Finance-Auto Loans (0.7%)
Toyota Motor Credit Corp., 1.38%, 8/12/13	1,800,000	1,810,674

Finance-Credit Card (0.6%)
American Express Credit Corp., 5.88%, 5/2/13	1,370,000	1,489,041

Continued

Short Term Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds, continued
Food-Retail (0.5%)
Kroger Co. (The), 6.20%, 6/15/12	$1,250,000	$1,335,153

Life/Health Insurance (0.4%)
Prudential Financial, Inc., 2.75%, 1/14/13	1,100,000	1,120,110

Medical-Drugs (0.9%)
Novartis Capital Corp., 1.90%, 4/24/13	2,300,000	2,347,980

Oil Company-Integrated (0.5%)
Chevron Corp., 3.45%, 3/3/12	1,250,000	1,286,449

Reinsurance (1.1%)
Berkshire Hathaway, Inc., 0.72%, 2/11/13, (Next Reset: 2/11/11) (a)	3,000,000	3,016,257

Retail-Building Products (0.6%)
Home Depot, Inc., 5.20%, 3/1/11	1,625,000	1,630,975

Retail-Discount (1.2%)
Wal-Mart Stores, Inc., 4.25%, 4/15/13	3,000,000	3,218,601

S&L / Thrifts-Southern U.S. (1.1%)
US Central Federal Credit Union, 1.90%, 10/19/12	3,000,000	3,064,836

Super-Regional Banks-U.S. (1.6%)
SunTrust Banks, Inc., 5.25%, 11/5/12	1,250,000	1,313,709
U.S. Bancorp, 2.00%, 6/14/13	1,250,000	1,269,465
Wells Fargo & Co., 4.38%, 1/31/13	1,500,000	1,588,243

		4,171,417

Transportation-Rail (0.4%)
Union Pacific Corp., 5.45%, 1/31/13	1,000,000	1,077,829

U.S. Government Agencies (h) (2.2%)
Ally Financial, Inc., 2.20%, 12/19/12	2,000,000	2,057,758
Citigroup Funding, Inc., 1.88%, 10/22/12	2,350,000	2,399,503
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12	1,500,000	1,556,523

		6,013,784

Total Corporate Bonds		59,965,359

Foreign Bonds (5.2%)
Commercial Banks Non-U.S. (2.3%)
Bank of Montreal, 2.13%, 6/28/13	2,775,000	2,832,284
Bank of Nova Scotia, 2.25%, 1/22/13	3,200,000	3,273,389

		6,105,673

Commercial Banks-Eastern U.S. (1.0%)
Credit Suisse, 2.20%, 1/14/14 (c)	2,650,000	2,655,001

Money Center Banks (0.6%)
Deutsche Bank AG, 2.38%, 1/11/13	1,500,000	1,524,967

Regional Authority (0.9%)
Province of Ontario Canada, Series 1, 1.88%, 11/19/12		2,500,000	2,548,675

Sovereign (0.4%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/14	BRL	2,100,000	1,175,076

Total Foreign Bonds			14,009,392

Mortgage-Backed Securities (20.0%)
CMBS Other (6.0%)
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 7/11/43		2,500,000	2,573,034
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4, 4.80%, 3/15/36		2,025,000	2,126,539
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C3, Class A3, 4.30%, 7/15/36 (e)		235,951	235,798
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2, 4.35%, 6/10/48		1,299,956	1,309,199
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42 (e)		1,694,130	1,707,688
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 8/10/38		429,640	431,421
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35		1,740,269	1,759,270
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.55%, 7/15/30		748,238	749,515
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2, Class A4, 5.74%, 12/15/35		1,514,683	1,572,701
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4, 4.98%, 11/15/34		2,490,000	2,611,419
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4, 5.01%, 12/15/35 (a)		1,000,000	1,068,277

			16,144,861

U.S. Government Agencies (7.0%)
Fannie Mae, 2.63%, 4/1/33, (Next Reset: 4/1/11) (a)		720,678	754,280
Fannie Mae, 2.93%, 4/1/35, (Next Reset: 4/1/11) (a)		687,707	717,400

Continued

Short Term Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Mortgage-Backed Securities, continued
U.S. Government Agencies, continued
Fannie Mae, 5.26%, 9/1/34, (Next Reset: 8/1/11) (a)	$812,129	$851,591
Fannie Mae Prepayment Link Note, Series 2005-4, Class 1, 4.65%, 12/25/12	1,368,055	1,408,883
Freddie Mac, 2.73%, 7/1/35, (Next Reset: 7/1/11) (a) (e)	1,257,022	1,314,821
Freddie Mac, 2.82%, 3/1/34, (Next Reset: 4/1/11) (a)	936,147	980,070
Freddie Mac, 4.25%, 12/15/19	1,657,641	1,754,657
Freddie Mac, 4.50%, 7/15/28 (e)	272,599	272,994
Freddie Mac, 5.59%, 4/1/37, (Next Reset: 2/1/12) (a)	1,284,115	1,358,644
Government National Mortgage Association, 2.87%, 2/16/20 (e)	1,290,447	1,300,651
Government National Mortgage Association, 3.72%, 12/16/26 (e)	1,885,174	1,908,138
Government National Mortgage Association, 3.95%, 11/16/30 (e)	2,454,001	2,541,943
Government National Mortgage Association, 4.00%, 5/16/27	1,430,176	1,482,635
Government National Mortgage Association, 4.09%, 8/16/30	1,909,324	1,972,939

		18,619,646

WL Collateral CMO Other (5.8%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 13A3, 4.32%, 4/25/34, (Next Reset: 10/25/11) (a)	1,227,213	1,220,989
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.25%, 1/25/34, (Next Reset: 2/25/11) (i)	782,188	738,728
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 4A1, 3.02%, 4/20/35, (Next Reset: 7/20/20) (a)	1,182,504	971,299
Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 2.48%, 6/19/34, (Next Reset: 6/19/17) (a) (e)	4,928,742	4,399,977
Homebanc Mortgage Trust, Series 2004-2, Class A2, 0.71%, 12/25/34, (Next Reset: 2/25/11) (a)	821,633	539,412
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.69%, 4/25/37, (Next Reset: 6/25/23) (a)	1,267,544	864,035
JP Morgan Alternative Loan Trust, Series 2006-S2, Class A2, 5.81%, 5/25/36 (i)	577,731	576,872
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A3, 4.90%, 2/25/35 (a)	667,840	677,866
JP Morgan Mortgage Trust, Series 2005-A2, Class 5A1, 4.30%, 4/25/35 (a)	840,133	849,330
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.82%, 6/25/35, (Next Reset: 2/25/25) (a) (e)	2,091,751	1,848,294
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.42%, 12/25/32, (Next Reset: 5/25/29) (a)	55,688	58,080
Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.79%, 10/25/35, (Next Reset: 3/25/16) (a)	1,128,489	1,089,710
Residential Funding Mortgage Securities I, Series 2007-SA1, Class 1A1, 3.34%, 2/25/37, (Next Reset: 9/25/17) (a) (e)	2,126,229	1,583,741

		15,418,333

WL Collateral CMO Sequential (1.2%)
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A2, 2.95%, 12/25/35 (a)	642,329	618,436
JP Morgan Alternative Loan Trust, Series 2006-S3, Class A2A, 5.87%, 8/25/36 (e) (i)	1,181,474	1,134,209
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.74%, 6/25/36 (a)	1,025,986	978,403
RAAC Series, Series 2005-SP1, Class 2A2, 5.25%, 9/25/34	402,469	409,067

		3,140,115

WL Collateral PAC (0.0%)
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	122,407	122,284

Total Mortgage-Backed Securities		53,445,239

Municipal Bonds (0.9%)
Illinois (0.9%)
City of Chicago, GO, 1.63%, 4/1/12, (Callable 9/1/11 @ 100)	2,400,000	2,382,336

Total Municipal Bonds		2,382,336

U.S. Government Agencies (32.0%)
Fannie Mae (5.4%)
1.00%, 9/20/13	3,000,000	2,990,427
1.25%, 6/22/12	4,000,000	4,042,940
1.75%, 5/7/13 (c)	4,000,000	4,088,944
1.80%, 2/8/13	3,225,000	3,248,849

		14,371,160

Continued

Short Term Bond
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

U.S. Government Agencies, continued
Federal Farm Credit Bank (6.6%)
1.38%, 6/25/13 (c)	$4,000,000	$4,053,112
1.75%, 2/21/13	3,000,000	3,057,255
1.88%, 12/7/12 (c)	2,350,000	2,403,490
2.13%, 6/18/12	3,000,000	3,066,696
2.25%, 4/24/12 (c)	2,000,000	2,043,810
2.63%, 4/17/14	3,000,000	3,125,616

		17,749,979

Federal Home Loan Bank (11.6%)
0.88%, 12/27/13 (c)	3,000,000	2,978,832
1.13%, 5/18/12 (c)	3,000,000	3,026,376
1.40%, 7/12/13	3,000,000	3,019,638
1.75%, 3/8/13	5,000,000	5,098,630
2.05%, 8/10/12	2,500,000	2,520,623
3.13%, 12/13/13 (c)	3,750,000	3,956,786
3.63%, 10/18/13 (c)	4,000,000	4,270,760
4.88%, 11/27/13	2,500,000	2,764,355
5.25%, 9/13/13	3,000,000	3,331,035

		30,967,035

Freddie Mac (8.4%)
1.15%, 10/7/13	3,000,000	2,994,513
1.63%, 4/15/13 (c)	3,500,000	3,566,069
2.00%, 4/27/12	3,000,000	3,010,704
2.13%, 3/23/12 (c)	3,000,000	3,058,491
2.13%, 9/21/12 (c)	4,000,000	4,102,688
2.18%, 2/19/14 (c)	2,700,000	2,777,992
4.13%, 12/21/12 (c)	2,650,000	2,822,640

		22,333,097

Total U.S. Government Agencies		85,421,271

U.S. Treasury Obligations (8.8%)
U.S. Treasury Notes (8.8%)
1.38%, 10/15/12	5,000,000	5,075,780
1.38%, 2/15/13 (c)	6,000,000	6,094,218
1.38%, 3/15/13	6,000,000	6,095,160
1.50%, 7/15/12 (c)	6,000,000	6,096,564

		23,361,722

Total U.S. Treasury Obligations		23,361,722

	Shares

Investment Companies (20.5%)
State Street Navigator Securities Lending Portfolio (g)	54,803,410	54,803,410

Total Investment Companies		54,803,410

Investments in Affiliates (1.7%)
Fifth Third Institutional Money Market Fund (d)	4,596,442	4,596,442

Total Investments in Affiliates		4,596,442

Total Investments (Cost $320,805,660) - 120.3%		321,256,386
Liabilities in excess of other assets - (20.3)%		(54,309,803)

NET ASSETS - 100.0%		$266,946,583

Notes to Schedule of Investments

(a)	Variable rate security. Rate presented represents rate in effect at January 31, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	All or part of this security was on loan.

(d)	Investment is in Institutional Shares of underlying fund.

(e)	All or part of this security has been designated as collateral for futures contracts.

(f)	Illiquid Securities.

(g)	Represents investments of cash collateral received in connection with securities lending.

(h)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(i)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(j)	The Fund’s security was fair valued at January 31, 2011 using procedures approved by the Board of Trustees.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GO - General Obligation
PAC - Planned Amortization Class
WL - Whole Loan

At January 31, 2011, Short Term Bond’s investments were in the following countries:

Country

Brazil	0.4%
Canada	2.7%
Germany	0.5%
Switzerland	0.8%
United States	95.6%

Total	100.0%

See notes to schedules of investments
and notes to financial statements.

Fifth Third Funds
Notes to Schedules of Investments
January 31, 2011 (Unaudited)

Cost and appreciation (depreciation) of investments for federal income tax purposes at January 31, 2011 is as follows:

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)

Small Cap Growth	$49,053,415	$13,985,539	$(539,108)	$13,446,431
Mid Cap Growth	79,161,101	21,791,502	(227,701)	21,563,801
Quality Growth	267,692,769	86,140,690	(664,787)	85,475,903
Dividend Growth	6,366,175	1,642,866	(15,930)	1,626,936
Micro Cap Value	42,177,467	6,557,024	(1,802,764)	4,754,260
Small Cap Value	66,345,061	8,712,475	(2,366,621)	6,345,854
All Cap Value	105,113,196	21,362,341	(2,621,391)	18,740,950
Disciplined Large Cap Value	179,388,168	54,462,123	(977,733)	53,484,390
Structured Large Cap Plus	97,869,825	23,092,574	(629,008)	22,463,566
Equity Index	197,971,898	183,861,298	(9,932,376)	173,928,922
International Equity	210,305,123	45,103,566	(2,317,017)	42,786,549
Strategic Income	119,823,552	7,640,970	(2,843,464)	4,797,506
LifeModel AggressiveSM	121,607,058	1,536,194	(4,464,397)	(2,928,203)
LifeModel Moderately AggressiveSM	195,460,379	10,747,150	(6,760,419)	3,986,731
LifeModel ModerateSM	269,261,710	7,579,071	(10,629,076)	(3,050,005)
LifeModel Moderately ConservativeSM	58,263,745	1,497,059	(2,215,097)	(718,038)
LifeModel ConservativeSM	41,329,730	1,489,983	(3,337,407)	(1,847,424)
High Yield Bond	73,452,469	3,967,728	(83,537)	3,884,191
Total Return Bond	296,254,586	10,541,547	(16,433,510)	(5,891,963)
Short Term Bond	320,805,660	3,315,178	(2,864,452)	450,726

Open futures contracts as of January 31, 2011:

					Unrealized
	Number of			Notional	Appreciation/	Market
	Contracts	Type	Description	Amount	(Depreciation)	Value

Structured Large Cap Plus	6	Long	S+P 500 Index Futures, 3/17/11	$1,841,873	$81,727	$1,923,600

Equity Index	34	Long	S+P 500 Index Futures, 3/17/11	10,602,581	297,819	10,900,400

International Equity	7	Long	ASX SPI 200 Index Futures, 3/17/11	836,846	(11,015)	825,831
	5	Long	Australian Dollar Futures, 3/14/11	489,417	6,683	496,100
	13	Long	British Pound Futures, 3/14/11	1,276,157	25,468	1,301,625
	50	Long	DJ EURO STOXX 50 Index Futures, 3/18/11	1,909,324	72,421	1,981,745
	11	Long	Euro Currency Futures, 3/14/11	1,830,437	51,663	1,882,100
	14	Long	FTSE 100 Index Futures, 3/18/11	1,290,119	(1,266)	1,288,853
	16	Long	Japanese Yen Futures, 3/14/11	2,424,254	14,945	2,439,199
	22	Long	TOPIX Index Futures, 3/11/11	2,308,017	73,977	2,381,994

	138			12,364,571	232,876	12,597,447

Total Return Bond	30	Long	U.S. Treasury 5-Year Note, 3/31/11	3,521,083	31,339	3,552,422
	10	Long	U.S. Treasury 10-Year Note, 3/22/11	1,200,029	7,940	1,207,969
	40	Long	U.S. Treasury 30-Year Bond, 3/22/11	4,911,625	(86,625)	4,825,000

	80			9,632,737	(47,346)	9,585,391

Short Term Bond	25	Long	U.S. Treasury 2-Year Note, 3/31/11	5,472,720	6,968	5,479,688

Strategic Income	(15)	Short	U.S. Treasury 5-Year Note, 3/31/11	(1,767,735)	(8,476)	(1,776,211)
	(10)	Short	U.S. Treasury 10-Year Note, 3/22/11	(1,202,631)	(5,338)	(1,207,969)

	(25)			(2,970,366)	(13,814)	(2,984,180)

See notes to financial statements.

Fifth Third Funds
Schedules of Investments
January 31, 2011 (Unaudited)

Open foreign currency contracts as of January 31, 2011:

					Net
		Delivery	Unrealized	Unrealized	Appreciation
Fund	Counterparty	Date	Appreciation	(Depreciation)	(Depreciation)

Strategic Income

644,282 Canadian Dollar (buy) vs. 52,000,000 Japanese Yen (sell)	UBS Warburg	4/5/11	$8,736	$—	$8,736
3,691,871 Norwegian Krone (buy) vs. 52,000,000 Japanese Yen (sell)	UBS Warburg	4/5/11	3,393	—	3,393

			$12,129	$—	$12,129

Credit default swaps on credit indices - sell protection1

			(Pay)/				Upfront
			Receive				Premiums
			Fixed	Expiration	Notional	Market	Paid/	Unrealized
Fund	Contract Type	Counterparty	Rate	Date	Amount[2]	Value[3]	(Received)	Depreciation

Strategic Income	Markit CDX N.A. IG-15 Index	UBS Warburg	1.00%	12/20/15	$1,500,000	$(12,587)	$(11,670)	$(917)

Total Return Bond	Markit CDX N.A. IG-15 Index	UBS Warburg	1.00%	12/20/15	10,500,000	(88,106)	(81,690)	(6,416)

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See notes to financial statements.

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Fifth Third Funds
Statements of Assets and Liabilities
January 31, 2011 (Unaudited)

	Small Cap	Mid Cap	Quality
Assets:	Growth	Growth	Growth

Investments, at cost	$48,315,844	$77,836,697	$262,541,064
Net unrealized appreciation	13,628,552	21,783,239	86,233,533

Investments, at value	61,944,396	99,619,936	348,774,597
Investment in affiliates, at value (cost $555,450, $1,104,966, $4,394,075,
$129,043, $2,210,969, $192,383, $784,407, $2,601,438, $1,655,039
and $10,969,453; respectively)	555,450	1,104,966	4,394,075

Total Investments	62,499,846	100,724,902	353,168,672
Cash	—	—	—
Deposit at broker	—	—	—
Interest, dividends and other receivables	8,162	3,104	177,014
Receivable for investments sold	—	2,909,202	9,063,378
Receivable for Fund shares sold	19,199	35,462	13,510
Receivable for variation margin on futures contracts	—	—	—
Receivable from Advisor and affiliates	—	—	—
Prepaid expenses and other assets	34,765	24,360	36,951

Total Assets	62,561,972	103,697,030	362,459,525

Liabilities:
Securities sold short at value (Proceeds $-, $-, $-, $-, $-, $-, $-,
$-, $25,648,714 and $-; respectively)	—	—	—
Payable for investments purchased	311,973	2,269,803	5,351,342
Payable upon return of securities loaned	14,245,164	12,315,514	22,053,830
Payable for Fund shares redeemed	6,333	104,887	329,614
Accrued expenses and other payables:
Payable to Advisor and affiliates	31,426	54,456	262,051
Distribution and administrative servicing fee	2,287	4,578	16,624
Payable for dividends on securities sold short	—	—	—
Other	20,917	27,777	54,775

Total Liabilities	14,618,100	14,777,015	28,068,236

Net Assets:
Paid-in Capital	45,171,230	108,684,103	284,502,803
Accumulated net investment income (loss)	(24,201)	47,106	108,312
Accumulated net realized loss from investment transactions and futures	(10,831,709)	(41,594,433)	(36,453,359)
Net unrealized appreciation on investments and futures	13,628,552	21,783,239	86,233,533

Net Assets	$47,943,872	$88,920,015	$334,391,289

Market value of securities loaned	$13,911,810	$12,044,564	$21,587,253

Net Assets:
Institutional Shares	$38,657,041	$72,375,568	$266,297,810
Class A Shares	8,839,614	15,004,156	65,068,754
Class B Shares	306,947	1,028,276	1,834,898
Class C Shares	140,270	512,015	1,189,827
Select Shares	NA	NA	NA
Preferred Shares	NA	NA	NA
Trust Shares	NA	NA	NA

Total	$47,943,872	$88,920,015	$334,391,289

Shares of beneficial interest outstanding
(Unlimited number of shares authorized, no par value):
Institutional Shares	4,424,593	6,554,823	16,499,356
Class A Shares	1,091,487	1,437,536	4,155,364
Class B Shares	42,108	111,283	126,887
Class C Shares	19,277	59,334	85,011
Select Shares	NA	NA	NA
Preferred Shares	NA	NA	NA
Trust Shares	NA	NA	NA

Total	5,577,465	8,162,976	20,866,618

Net Asset Value
Institutional Shares	$8.74	$11.04	$16.14

Class A Shares-redemption price per share	$8.10	$10.44	$15.66

Class B Shares-offering price per share*	$7.29	$9.24	$14.46

Class C Shares-offering price per share*	$7.28	$8.63	$14.00

Select Shares	NA	NA	NA

Preferred Shares	NA	NA	NA

Trust Shares	NA	NA	NA

Maximum Sales Charge
Class A Shares	5.00%	5.00%	5.00%

Maximum Offering Price (100%/(100%-Maximum sales charge)
of net asset value adjusted to the nearest cent) per share Class A Shares	$8.53	$10.99	$16.48

*	Redemption price per share varies by length of time shares are held.

See notes to financial statements.

Fifth Third Funds
Statements of Assets and Liabilities
January 31, 2011 (Unaudited)

				Disciplined	Structured
Dividend	Micro Cap	Small Cap	All Cap	Large Cap	Large Cap	Equity
Growth	Value	Value	Value	Value	Plus	Index

$6,209,057	$38,399,047	$64,699,162	$100,706,189	$171,078,295	$96,165,084	$185,660,042
1,655,011	6,321,711	7,799,370	22,363,550	59,192,825	22,513,268	175,234,077

7,864,068	44,720,758	72,498,532	123,069,739	230,271,120	118,678,352	360,894,119

129,043	2,210,969	192,383	784,407	2,601,438	1,655,039	11,006,701

7,993,111	46,931,727	72,690,915	123,854,146	232,872,558	120,333,391	371,900,820
—	145	—	—	—	—	—
—	—	—	—	—	135,000	—
6,652	5,954	31,681	66,817	149,423	111,166	335,198
—	—	2,301,011	3,648,557	—	—	—
1,802	177,725	64,660	136,705	233,401	—	786,184
—	—	—	—	—	16,350	94,346
8,643	—	—	—	—	—	—
22,432	22,419	29,730	29,451	976	21,322	43,271

8,032,640	47,137,970	75,117,997	127,735,676	233,256,358	120,617,229	373,159,819

—	—	—	—	—	27,458,688	—
7	508,620	158	2,564,068	123	155	966
1,241,310	—	—	5,788,058	7,048,045	—	10,742,263
3,262	128,539	1,374	53,165	116,976	3,605	625,124

—	35,372	57,327	68,410	131,295	45,595	26,288
896	8,084	2,548	13,960	7,779	2,088	30,899
—	—	—	—	—	44,948	—
16,544	24,360	11,739	41,396	42,507	13,719	32,425

1,262,019	704,975	73,146	8,529,057	7,346,725	27,568,798	11,457,965

11,809,834	44,824,925	71,936,090	135,374,074	272,380,511	130,911,284	189,754,881
1,481	85,682	54,438	(23,998)	(12,219)	(592,210)	320,088
(6,695,705)	(4,799,323)	(4,745,047)	(38,507,007)	(105,651,484)	(58,055,664)	(3,942,259)
1,655,011	6,321,711	7,799,370	22,363,550	59,192,825	20,785,021	175,569,144

$6,770,621	$46,432,995	$75,044,851	$119,206,619	$225,909,633	$93,048,431	$361,701,854

$1,219,864	$—	$—	$5,611,311	$6,891,799	$—	$10,723,096

$4,436,695	$24,526,617	$70,047,085	$76,910,666	$212,517,631	$87,269,305	$179,334,168
2,105,300	16,534,522	2,652,722	34,488,087	11,795,279	5,560,889	44,277,509
69,742	797,046	582,730	3,699,080	1,159,107	181,600	1,242,725
158,884	4,574,810	1,762,314	4,108,786	437,616	36,637	1,108,910
NA	NA	NA	NA	NA	NA	8,736,384
NA	NA	NA	NA	NA	NA	96,342,449
NA	NA	NA	NA	NA	NA	30,659,709

$6,770,621	$46,432,995	$75,044,851	$119,206,619	$225,909,633	$93,048,431	$361,701,854

193,669	5,454,710	3,771,850	4,710,265	19,500,697	7,385,222	7,576,146
93,631	3,969,817	144,432	2,150,296	1,086,123	476,710	1,877,722
3,212	214,922	33,291	243,760	105,496	15,590	53,020
7,557	1,232,072	101,038	271,529	40,769	3,149	47,424
NA	NA	NA	NA	NA	NA	369,207
NA	NA	NA	NA	NA	NA	4,072,689
NA	NA	NA	NA	NA	NA	1,295,440

298,069	10,871,521	4,050,611	7,375,850	20,733,085	7,880,671	15,291,648

$22.91	$4.50	$18.57	$16.33	$10.90	$11.82	$23.67

$22.49	$4.17	$18.37	$16.04	$10.86	$11.67	$23.58

$21.71	$3.71	$17.50	$15.18	$10.99	$11.65	$23.44

$21.02	$3.71	$17.44	$15.13	$10.73	$11.63	$23.38

NA	NA	NA	NA	NA	NA	$23.66

NA	NA	NA	NA	NA	NA	$23.66

NA	NA	NA	NA	NA	NA	$23.67

5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

$23.67	$4.39	$19.34	$16.88	$11.43	$12.28	$24.82

See notes to financial statements.

Fifth Third Funds
Statements of Assets and Liabilities
January 31, 2011 (Unaudited)

	International	Strategic	LifeModel
Assets:	Equity	Income	AggressiveSM

Investments, at cost	$205,232,266	$118,907,663	$—
Net unrealized appreciation/(depreciation)	43,054,495	4,797,506	—

Investments, at value	248,286,761	123,705,169	—
Investment in affiliates, at value (cost $4,804,911, $915,889, $114,421,732,
$189,422,040, $261,249,513, $55,706,055, $39,878,086, $783,479, $8,079,949
and $4,596,442; respectively)	4,804,911	915,889	118,678,855

Total Investments	253,091,672	124,621,058	118,678,855
Deposit at broker	673,119	30,250	—
Foreign currency, at value (cost $62,102, $1,569,971, $-, $-,
$-, $-, $-, $-, $- and $-; respectively)	62,575	1,568,304	—
Interest, dividends and other receivables	158,121	700,058	34	†
Receivable for investments sold	—	1,193,416	—
Receivable for Fund shares sold	135,746	105,902	78,107
Receivable for variation margin on futures contracts	12,224	5,703	—
Reclaims receivable	200,754	19,517	—
Receivable from Advisor and affiliates	—	—	12,531
Unrealized appreciation on forward foreign currency contracts	—	12,129	—
Prepaid expenses and other assets	30,007	31,881	30,501

Total Assets	254,364,218	128,288,218	118,800,028

Liabilities:
Cash overdraft	—	8,828	—
Distributions payable	—	358,113	—
Payable for investments purchased	589	4,466,068	34	†
Payable upon return of securities loaned	9,536,144	40,755	—
Payable for Fund shares redeemed	40,500	47,164	545,948
Unrealized depreciation on credit default swap agreements	—	917	—
Payable for variation margin on futures contracts	—	—	—
Swap premium received	—	11,670	—
Accrued expenses and other payables:
Payable to Advisor and affiliates	202,244	52,477	—
Distribution and administrative servicing fee	4,841	17,282	12,798
Other	35,519	25,704	23,609

Total Liabilities	9,819,837	5,028,978	582,389

Net Assets:
Paid-in Capital	347,493,447	139,482,505	133,282,831
Accumulated net investment income (loss)	854,379	(261,125)	(12,912)
Accumulated net realized loss from investment
transactions, swaps, futures and foreign currency	(147,101,951)	(20,739,997)	(19,309,403)
Net unrealized appreciation/(depreciation) on
investments, swaps, futures and foreign currency	43,298,506	4,777,857	4,257,123

Net Assets	$244,544,381	$123,259,240	$118,217,639

Market value of securities loaned	$9,097,787	$39,940	$—

Net Assets:
Institutional Shares	$232,454,899	$86,172,849	$83,231,495
Class A Shares	11,279,446	22,057,205	26,973,832
Class B Shares	496,991	714,093	6,714,896
Class C Shares	313,045	14,315,093	1,297,416

Total	$244,544,381	$123,259,240	$118,217,639

Shares of beneficial interest outstanding
(Unlimited number of shares authorized, no par value):
Institutional Shares	27,526,715	8,349,968	7,554,169
Class A Shares	1,336,343	2,142,467	2,467,669
Class B Shares	59,859	69,396	639,129
Class C Shares	39,649	1,404,299	123,586

Total	28,962,566	11,966,130	10,784,553

Net Asset Value
Institutional Shares	$8.44	$10.32	$11.02

Class A Shares-redemption price per share	$8.44	$10.30	$10.93

Class B Shares-offering price per share*	$8.30	$10.29	$10.51

Class C Shares-offering price per share*	$7.90	$10.19	$10.50

Maximum Sales Charge
Class A Shares	5.00%	5.00%	5.00%

Maximum Offering Price (100% / (100%-Maximum sales charge)
of net asset value adjusted to the nearest cent) per share Class A Shares	$8.88	$10.84	$11.51

*	Redemption price per share varies by length of time shares are held.
†	Represents receivable from or payable to affiliates.

See notes to financial statements.

Fifth Third Funds
Statements of Assets and Liabilities
January 31, 2011 (Unaudited)

LifeModel			LifeModel
Moderately	LifeModel		Moderately	LifeModel		High Yield	Total Return	Short Term
AggressiveSM	ModerateSM		ConservativeSM	ConservativeSM		Bond	Bond	Bond

$—	$—		$—	$—		$72,622,164	$288,174,637	$316,209,218
—	—		—	—		3,931,017	(5,891,963)	450,726

—	—		—	—		76,553,181	282,282,674	316,659,944

199,447,110	266,211,705		57,545,707	39,482,306		783,479	8,079,949	4,596,442

199,447,110	266,211,705		57,545,707	39,482,306		77,336,660	290,362,623	321,256,386
—	—		—	—		—	154,500	15,000

—	—		—	—		—	—	—
63 †	134	†	31 †	32	†	1,343,785	1,722,362	1,276,138
—	—		—	—		820,698	5,727,822	24,650
133,003	77,931		38,035	87,151		181,735	15,016	125,892
—	—		—	—		—	—	—
—	—		—	—		—	12,981	963
19,448	7,981		10,466	9,946		—	—	—
—	—		—	—		—	—	—
34,183	35,536		28,035	27,993		31,501	36,422	39,418

199,633,807	266,333,287		57,622,274	39,607,428		79,714,379	298,031,726	322,738,447

—	—		—	—		—	—	—
—	—		—	—		423	—	8
62 †	139	†	31 †	32	†	1,074,894	12,821,139	425
—	—		—	—		10,223,238	24,630,695	54,803,410
359,156	342,301		48,789	76,240		97,211	122,830	861,302
—	—		—	—		—	6,416	—
—	—		—	—		—	40,313	2,344
—	—		—	—		—	81,690	—

—	—		—	—		29,112	120,864	84,946
35,716	24,619		9,394	5,587		2,269	4,728	13,053
44,867	24,285		14,673	11,883		15,966	28,056	26,376

439,801	391,344		72,887	93,742		11,443,113	37,856,731	55,791,864

215,608,252	302,045,264		62,350,318	43,706,036		68,479,100	376,929,529	284,724,247
83,698	299,410		81,397	84,095		(17,819)	502,878	38,805

(26,523,014)	(41,364,923)		(6,721,980)	(3,880,665)		(4,121,032)	(111,312,002)	(18,274,163)

10,025,070	4,962,192		1,839,652	(395,780)		$3,931,017	(5,945,410)	457,694

$199,194,006	$265,941,943		$57,549,387	$39,513,686		$68,271,266	$260,174,995	$266,946,583

$—	$—		$—	$—		$10,014,076	$24,126,605	$53,693,601

$111,597,463	$206,263,743		$35,819,771	$26,570,043		$63,862,325	$244,087,700	$235,193,609
61,281,017	41,228,752		14,387,423	8,728,800		2,209,493	14,123,377	22,333,929
23,165,140	15,569,238		6,283,418	3,272,284		98,122	1,283,177	NA
3,150,386	2,880,210		1,058,775	942,559		2,101,326	680,741	9,419,045

$199,194,006	$265,941,943		$57,549,387	$39,513,686		$68,271,266	$260,174,995	$266,946,583

10,040,564	19,548,498		3,720,539	2,759,300		6,384,296	27,324,934	24,552,610
5,522,026	3,913,177		1,497,061	908,466		221,404	1,581,936	2,333,049
2,111,495	1,486,604		656,911	341,905		9,822	143,534	NA
287,075	274,842		110,559	98,334		210,514	76,134	985,876

17,961,160	25,223,121		5,985,070	4,108,005		6,826,036	29,126,538	27,871,535

$11.11	$10.55		$9.63	$9.63		$10.00	$8.93	$9.58

$11.10	$10.54		$9.61	$9.61		$9.98	$8.93	$9.57

$10.97	$10.47		$9.57	$9.57		$9.99	$8.94	NA

$10.97	$10.48		$9.58	$9.59		$9.98	$8.94	$9.55

5.00%	5.00%		5.00%	5.00%		4.75%	4.75%	3.00%

$11.68	$11.09		$10.12	$10.12		$10.48	$9.38	$9.87

See notes to financial statements.

Fifth Third Funds
Statements of Operations
For the six months ended January 31, 2011 (Unaudited)

	Small Cap	Mid Cap	Quality
Investment Income:	Growth	Growth	Growth

Interest income	$—	$—	$41,560
Dividend income	161,189	445,928	1,816,085
Dividend income from affiliates	820	908	4,306
Foreign tax withholding	—	(515)	—
Income from securities lending	69,012	20,165	19,191
Other income	2	—	12,502

Total Investment Income	231,023	466,486	1,893,644

Expenses:
Investment advisory fees	165,938	348,791	1,276,415
Administration fees	41,105	75,600	276,664
Distribution servicing fees - Class A Shares	9,664	17,202	77,943
Distribution servicing fees - Class B Shares	1,605	5,241	10,308
Distribution servicing fees - Class C Shares	469	1,151	4,362
Administrative servicing fees - Class C Shares	156	384	1,454
Administrative servicing fees - Select Shares	NA	NA	NA
Administrative servicing fees - Preferred Shares	NA	NA	NA
Administrative servicing fees - Trust Shares	NA	NA	NA
Accounting fees	32,831	32,924	49,953
Registration and filing fees	22,671	21,120	21,330
Transfer and dividend disbursing agent fees	20,769	41,662	128,679
Custody fees	1,568	3,328	3,689
Trustees’ fees and expenses	1,267	2,381	8,666
Professional fees	9,119	9,078	11,308
Printing expense	5,118	9,609	29,965
Interest expense	—	—	—
Dividends on securities sold short	—	—	—
Other expenses	2,309	3,789	10,310

Total expenses	314,589	572,260	1,911,046

Less: Waiver and/or reimbursement from Advisor and/or affiliates	(58,534)	(152,880)	(125,729)

Net Expenses	256,055	419,380	1,785,317

Net Investment Income/(Loss)	(25,032)	47,106	108,327

Realized and Unrealized Gains/(Losses) from Investments and Futures:
Net realized gains on investment transactions	3,929,528	7,334,087	8,954,417
Net realized gains on futures transactions	—	—	—
Change in unrealized appreciation/(depreciation) on investments and futures	6,200,864	13,361,003	49,349,431
Settlement with Prime Broker@	—	—	—

Net realized and unrealized gains on investments and futures	10,130,392	20,695,090	58,303,848

Change in net assets resulting from operations	$10,105,360	$20,742,196	$58,412,175

*	Includes unrealized appreciation/(depreciation) on affiliated positions.
@	See Note 15.

See notes to financial statements.

Fifth Third Funds
Statements of Operations
For the six months ended January 31, 2011 (Unaudited)

				Disciplined	Structured
Dividend	Micro Cap	Small Cap	All Cap	Large Cap	Large Cap	Equity
Growth	Value	Value	Value	Value	Plus	Index

$—	$—	$—	$—	$—	$—	$—
71,082	294,750	708,649	1,439,193	3,672,312	1,132,679	3,125,558
53	1,966	1,623	1,526	1,908	969	7,843
(55)	—	—	(753)	(1,488)	(1,289)	—
650	—	—	11,171	12,174	—	18,621
—	—	—	—	—	—	—

71,730	296,716	710,272	1,451,137	3,684,906	1,132,359	3,152,022

27,524	204,190	323,210	622,475	1,075,425	304,728	479,965
5,984	35,407	62,272	108,269	233,795	75,486	278,298
2,530	17,661	2,991	43,557	13,998	6,578	50,670
334	4,204	2,880	19,018	5,977	947	6,468
613	12,917	4,576	14,703	1,891	192	4,069
204	4,306	1,525	4,901	630	64	1,356
NA	NA	NA	NA	NA	NA	3,777
NA	NA	NA	NA	NA	NA	54,736
NA	NA	NA	NA	NA	NA	38,678
32,671	33,455	32,857	33,200	44,530	35,042	72,818
20,801	22,545	22,652	23,259	23,179	22,017	23,367
11,419	34,501	11,060	84,585	61,425	19,253	40,033
1,266	6,698	3,408	2,437	5,525	3,027	7,025
187	975	1,879	3,675	9,196	2,330	8,124
8,315	9,321	9,642	9,535	11,512	13,747	11,539
2,857	9,770	2,476	19,627	9,405	4,560	9,052
—	—	—	—	—	114,008	—
—	—	—	—	—	146,382	—
1,180	2,506	2,959	5,206	11,051	3,445	25,219

115,885	398,456	484,387	994,447	1,507,539	751,806	1,115,194

(87,086)	(83,073)	(69,402)	(282,470)	(299,905)	(150,122)	(651,461)

28,799	315,383	414,985	711,977	1,207,634	601,684	463,733

42,931	(18,667)	295,287	739,160	2,477,272	530,675	2,688,289

244,272	2,773,402	5,874,334	2,280,795	14,364,219	2,654,451	628,615
—	—	—	—	—	298,856	2,196,283
674,840	2,701,483	3,294,626	18,407,390	23,478,398	10,946,418	46,964,118 *
—	—	—	—	—	500,000	—

919,112	5,474,885	9,168,960	20,688,185	37,842,617	14,399,725	49,789,016

$962,043	$5,456,218	$9,464,247	$21,427,345	$40,319,889	$14,930,400	$52,477,305

See notes to financial statements.

Fifth Third Funds
Statements of Operations
For the six months ended January 31, 2011 (Unaudited)

	International	Strategic	LifeModel
Investment Income:	Equity	Income	AggressiveSM

Interest income	$—	$1,403,059	$—
Dividend income	2,617,144	2,396,030	—
Dividend income from affiliates	2,699	2,463	1,169,754
Foreign tax withholding	(145,053)	(4,683)	—
Income from securities lending	31,770	19,528	—
Other income	—	—	—

Total Investment Income	2,506,560	3,816,397	1,169,754

Expenses:
Investment advisory fees	1,219,886	622,546	85,785
Administration fees	212,184	108,285	99,476
Distribution servicing fees - Class A Shares	13,519	26,584	33,358
Distribution servicing fees - Class B Shares	2,644	3,740	33,805
Distribution servicing fees - Class C Shares	1,182	50,781	4,759
Administrative servicing fees - Class C Shares	394	16,927	1,586
Accounting fees	51,756	35,632	31,229
Registration and filing fees	22,442	23,137	24,593
Transfer and dividend disbursing agent fees	33,653	32,739	51,364
Custody fees	56,511	4,425	859
Trustees’ fees and expenses	6,944	3,211	3,180
Professional fees	13,025	12,374	8,034
Printing expense	7,418	8,756	11,749
Interest expense	11,917	—	—
Other expenses	8,390	3,614	4,242

Total expenses	1,661,865	952,751	394,019

Less: Waiver and/or reimbursement from Advisor and/or affiliates	(217,142)	(346,957)	(274,758)

Net Expenses	1,444,723	605,794	119,261

Net Investment Income	1,061,837	3,210,603	1,050,493

Realized and Unrealized Gains/(Losses) from Investments, Futures, Swaps and Foreign Currency:
Net realized gains/(losses) on investment, swaps and foreign currency transactions	10,792,965	(578,791)	(5,059,528	)†
Net realized gains/(losses) on futures transactions	1,145,903	(1)	—
Change in unrealized appreciation/(depreciation) on investments, futures, swaps and foreign currency translations	26,148,485	3,863,553	23,433,452	*

Net realized and unrealized gains/(losses) on investments, futures, swaps and foreign currency translations	38,087,353	3,284,761	18,373,924

Change in net assets resulting from operations	$39,149,190	$6,495,364	$19,424,417

†	Includes realized gains/(losses) from investment transactions with affiliates.
*	Represents unrealized appreciation/(depreciation) on affiliated positions.

See notes to financial statements.

Fifth Third Funds
Statements of Operations
For the six months ended January 31, 2011 (Unaudited)

LifeModel		LifeModel
Moderately	LifeModel	Moderately	LifeModel	High Yield	Total Return	Short Term
AggressiveSM	ModerateSM	ConservativeSM	ConservativeSM	Bond	Bond	Bond

$—	$—	$—	$—	$2,442,331	$6,975,056	$3,258,838
—	—	—	—	—	220,052	—
2,352,834	3,719,634	856,832	683,116	819	5,766	3,423
—	—	—	—	—	—	—
—	—	—	—	9,968	20,139	34,104
—	—	—	—	46,474	824,172	1,800

2,352,834	3,719,634	856,832	683,116	2,499,592	8,045,185	3,298,165

145,099	198,275	43,159	29,838	218,405	875,420	719,155
168,256	229,918	50,047	34,599	54,102	253,774	250,169
74,906	51,337	18,594	11,410	2,235	18,636	28,489
119,170	83,335	34,130	18,804	493	7,655	NA
11,545	10,559	3,879	4,649	6,627	3,000	38,400
3,848	3,520	1,293	1,550	2,209	1,000	12,800
35,485	42,640	31,208	31,201	36,929	52,704	45,105
23,538	24,678	23,922	23,934	22,749	21,564	24,324
111,424	65,094	19,631	10,768	5,820	31,169	46,937
1,495	2,377	1,065	828	1,838	12,293	6,053
5,494	7,520	1,599	1,104	1,574	8,800	8,194
8,929	9,633	7,677	7,497	11,922	12,803	12,666
25,409	14,391	4,394	2,394	1,809	6,518	10,754
—	—	—	—	—	—	—
6,657	9,678	2,734	2,132	2,426	12,453	8,069

741,255	752,955	243,332	180,708	369,138	1,317,789	1,211,115

(454,399)	(498,458)	(162,418)	(128,380)	(126,688)	(349,414)	(370,589)

286,856	254,497	80,914	52,328	242,450	968,375	840,526

2,065,978	3,465,137	775,918	630,788	2,257,142	7,076,810	2,457,639

(5,685,841)†	(5,031,746)†	(730,856)†	(423,035)†	74,895	(6,948,222)	991,866
—	—	—	—	—	22,522	1,545

30,358,683 *	29,543,915*	5,078,366*	2,010,804*	2,328,320	3,874,000	(756,754)

24,672,842	24,512,169	4,347,510	1,587,769	2,403,215	(3,051,700)	236,657

$26,738,820	$27,977,306	$5,123,428	$2,218,557	$4,660,357	$4,025,110	$2,694,296

See notes to financial statements.

Fifth Third Funds
Statements of Changes in Net Assets

	Small Cap Growth		Mid Cap Growth

	Six months	Year	Six months	Year
	ended	ended	ended	ended
	January 31,	July 31,	January 31,	July 31,
	2011 (a)	2010	2011 (a)	2010

Change in Net Assets:
Operations:
Net investment income/(loss)	$(25,032)	$(238,913)	$47,106	$(273,623)
Net realized gains/(losses) on investment transactions	3,929,528	1,435,850	7,334,087	1,449,354
Net change in unrealized appreciation/(depreciation) on investments and futures	6,200,864	6,346,409	13,361,003	14,394,397

Change in net assets resulting from operations	10,105,360	7,543,346	20,742,196	15,570,128

Distributions to shareholders from net investment income:
Institutional Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—

Distributions to shareholders from net realized gains:
Institutional Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—

Change in net assets from shareholder distributions	—	—	—	—

Change in net assets from Fund share transactions	(5,573,470)	(14,817,804)	(13,919,596)	(29,446,176)

Change in net assets	4,531,890	(7,274,458)	6,822,600	(13,876,048)

Net Assets:
Beginning of period	43,411,982	50,686,440	82,097,415	95,973,463

End of period	$47,943,872	$43,411,982	$88,920,015	$82,097,415

Accumulated net investment income/(loss)	$(24,201)	$831	$47,106	$—

(a)	Unaudited

See notes to financial statements.

Fifth Third Funds
Statements of Changes in Net Assets

Quality Growth		Dividend Growth		Micro Cap Value		Small Cap Value

Six months	Year	Six months	Year	Six months	Year	Six months	Year
ended	ended	ended	ended	ended	ended	ended	ended
January 31,	July 31,	January 31,	July 31,	January 31,	July 31,	January 31,	July 31,
2011 (a)	2010	2011 (a)	2010	2011 (a)	2010	2011 (a)	2010

$108,327	$320,262	$42,931	$100,123	$(18,667)	$(115,934)	$295,287	$425,188
8,954,417	(2,576,331)	244,272	717,816	2,773,402	2,149,642	5,874,334	6,236,559

49,349,431	26,944,780	674,840	(5,625)	2,701,483	3,817,425	3,294,626	6,772,595

58,412,175	24,688,711	962,043	812,314	5,456,218	5,851,133	9,464,247	13,434,342

(326,845)	(670,279)	(34,522)	(72,626)	—	—	(259,540)	(437,145)
—	(103,652)	(13,268)	(22,829)	—	—	(4,844)	(6,203)
—	—	(197)	(528)	—	—	—	(50)
—	—	(607)	(805)	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(326,845)	(773,931)	(48,594)	(96,788)	—	—	(264,384)	(443,398)

(17,937,801)	(35,755,412)	(1,465,146)	(2,717,142)	4,258,647	2,593,370	2,622,630	(17,249,806)

40,147,529	(11,840,632)	(551,697)	(2,001,616)	9,714,865	8,444,503	11,822,493	(4,258,862)

294,243,760	306,084,392	7,322,318	9,323,934	36,718,130	28,273,627	63,222,358	67,481,220

$334,391,289	$294,243,760	$6,770,621	$7,322,318	$46,432,995	$36,718,130	$75,044,851	$63,222,358

$108,312	$326,830	$1,481	$7,144	$85,682	$104,349	$54,438	$23,535

See notes to financial statements.

Fifth Third Funds
Statements of Changes in Net Assets

			Disciplined
	All Cap Value		Large Cap Value

	Six months	Year	Six months	Year
	ended	ended	ended	ended
	January 31,	July 31,	January 31,	July 31,
	2011 (a)	2010	2011 (a)	2010

Change in Net Assets:
Operations:
Net investment income	$739,160	$1,356,997	$2,477,272	$5,429,328
Net realized gains/(losses) on investment, swaps and
foreign currency transactions	2,280,795	2,528,833	14,364,219	(5,500,460)
Net realized gains/(losses) on futures transactions	—	—	—	—
Net change in unrealized appreciation/(depreciation) on
investment, futures, swaps and foreign currency translations	18,407,390	11,629,827	23,478,398	35,907,658
Settlement with Prime Broker	—	—	—	—

Change in net assets resulting from operations	21,427,345	15,515,657	40,319,889	35,836,526

Distributions to shareholders from net investment income:
Institutional Shares	(585,427)	(968,813)	(2,881,771)	(4,858,389)
Class A Shares	(212,514)	(312,275)	(109,750)	(137,632)
Class B Shares	(11,491)	(16,412)	(6,646)	(8,078)
Class C Shares	(12,392)	(10,449)	(2,675)	(3,354)
Select Shares	NA	NA	NA	NA
Preferred Shares	NA	NA	NA	NA
Trust Shares	NA	NA	NA	NA

Distributions from net realized gains:
Institutional Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Select Shares	NA	NA	NA	NA
Preferred Shares	NA	NA	NA	NA
Trust Shares	NA	NA	NA	NA

Change in net assets from shareholder distributions	(821,824)	(1,307,949)	(3,000,842)	(5,007,453)

Change in net assets from Fund share transactions	(31,886,510)	(25,161,788)	(155,483,999)	(8,892,167)

Change in net assets	(11,280,989)	(10,954,080)	(118,164,952)	21,936,906

Net Assets:
Beginning of period	130,487,608	141,441,688	344,074,585	322,137,679

End of period	$119,206,619	$130,487,608	$225,909,633	$344,074,585

Accumulated net investment income/(loss)	$(23,998)	$58,666	$(12,219)	$511,351

(a)	Unaudited

See notes to financial statements.

Fifth Third Funds
Statements of Changes in Net Assets

Structured
Large Cap Plus		Equity Index		International Equity		Strategic Income

Six months	Year	Six months	Year	Six months	Year	Six months	Year
ended	ended	ended	ended	ended	ended	ended	ended
January 31,	July 31,	January 31,	July 31,	January 31,	July 31,	January 31,	July 31,
2011 (a)	2010	2011 (a)	2010	2011 (a)	2010	2011 (a)	2010

$530,675	$825,859	$2,688,289	$5,009,917	$1,061,837	$5,416,984	$3,210,603	$4,867,857

2,654,451	(865,762)	628,615	11,320,404	10,792,965	(5,316,159)	(578,791)	(10,862,669)
298,856	648,758	2,196,283	1,581,425	1,145,903	527,091	(1)	381,659

10,946,418	8,909,224	46,964,118	18,119,289	26,148,485	10,115,634	3,863,553	22,108,887
500,000	—	—	—	—	—	—	—

14,930,400	9,518,079	52,477,305	36,031,035	39,149,190	10,743,550	6,495,364	16,495,734

(955,117)	(758,506)	(1,562,779)	(2,687,145)	(5,185,878)	(7,370,433)	(2,257,294)	(4,621,960)
(52,457)	(45,487)	(339,983)	(620,108)	(218,090)	(347,655)	(513,402)	(1,188,095)
(504)	(782)	(5,738)	(14,617)	(3,391)	(24,568)	(15,353)	(50,811)
(230)	(49)	(4,992)	(8,248)	(3,960)	(9,905)	(280,330)	(663,401)
NA	NA	(88,640)	(166,212)	NA	NA	NA	NA
NA	NA	(635,308)	(765,056)	NA	NA	NA	NA
NA	NA	(245,997)	(491,361)	NA	NA	NA	NA

—	—	(5,664,715)	—	—	—	—	—
—	—	(1,417,278)	—	—	—	—	—
—	—	(40,429)	—	—	—	—	—
—	—	(36,147)	—	—	—	—	—
NA	NA	(336,156)	—	NA	NA	NA	NA
NA	NA	(3,030,945)	—	NA	NA	NA	NA
NA	NA	(1,028,250)	—	NA	NA	NA	NA

(1,008,308)	(804,824)	(14,437,357)	(4,752,747)	(5,411,319)	(7,752,561)	(3,066,379)	(6,524,267)

(3,079,899)	(5,302,269)	50,233,800	(24,625,372)	(30,172,301)	(9,089,906)	6,329,683	21,395,293

10,842,193	3,410,986	88,273,748	6,652,916	3,565,570	(6,098,917)	9,758,668	31,366,760

82,206,238	78,795,252	273,428,106	266,775,190	240,978,811	247,077,728	113,500,572	82,133,812

$93,048,431	$82,206,238	$361,701,854	$273,428,106	$244,544,381	$240,978,811	$123,259,240	$113,500,572

$(592,210)	$(114,577)	$320,088	$515,236	$854,379	$5,203,861	$(261,125)	$(405,349)

See notes to financial statements.

Fifth Third Funds
Statements of Changes in Net Assets

	LifeModel		LifeModel
	AggressiveSM		Moderately AggressiveSM

	Six months	Year	Six months	Year
	ended	ended	Ended	ended
	January 31,	July 31,	January 31,	July 31,
	2011 (a)	2010	2011 (a)	2010

Change in Net Assets:
Operations:
Net investment income	$1,050,493	$1,428,616	$2,065,978	$3,654,670
Net realized gains/(losses) on investment transactions	(5,059,528)†	(8,176,294)†	(5,685,841)†	(15,621,783)†
Net change in unrealized appreciation/(depreciation)
on investments	23,433,452	18,039,616	30,358,683	30,860,782

Change in net assets resulting from operations	19,424,417	11,291,938	26,738,820	18,893,669

Distributions to shareholders from net investment income:
Institutional Shares	(780,189)	(1,097,085)	(1,260,603)	(2,318,425)
Class A Shares	(235,851)	(315,696)	(630,349)	(1,179,138)
Class B Shares	(39,539)	(58,076)	(164,984)	(291,455)
Class C Shares	(7,826)	(9,260)	(22,012)	(34,027)

Distributions from net realized gains:
Institutional Shares	—	(1,114,385)	—	(477,367)
Class A Shares	—	(393,606)	—	(278,246)
Class B Shares	—	(111,638)	—	(118,921)
Class C Shares	—	(17,746)	—	(14,070)

Change in net assets from shareholder distributions	(1,063,405)	(3,117,492)	(2,077,948)	(4,711,649)

Change in net assets from Fund share transactions	(8,892,192)	(13,556,789)	(10,991,133)	(35,239,893)

Change in net assets	9,468,820	(5,382,343)	13,669,739	(21,057,873)

Net Assets:
Beginning of period	108,748,819	114,131,162	185,524,267	206,582,140

End of period	$118,217,639	$108,748,819	$199,194,006	$185,524,267

Accumulated net investment income/(loss)	$(12,912)	$—	$83,698	$95,668

(a)	Unaudited
†	Represents realized gains/(losses) from investment transactions with affiliates.

See notes to financial statements.

Fifth Third Funds
Statements of Changes in Net Assets

LifeModel		LifeModel		LifeModel
ModerateSM		Moderately ConservativeSM		ConservativeSM		High Yield Bond

Six months	Year	Six months	Year	Six months	Year	Six months	Year
ended	ended	ended	ended	ended	ended	ended	ended
January 31,	July 31,	January 31,	July 31,	January 31,	July 31,	January 31,	July 31,
2011 (a)	2010	2011 (a)	2010	2011 (a)	2010	2011 (a)	2010

$3,465,137	$7,097,234	$775,918	$1,667,219	$630,788	$1,433,528	$2,257,142	$4,060,962
(5,031,746)†	(28,779,913)†	(730,856)†	(3,442,427)†	(423,035)†	(2,458,751)†	74,895	847,511

29,543,915	48,852,320	5,078,366	7,580,436	2,010,804	4,894,486	2,328,320	4,408,684

27,977,306	27,169,641	5,123,428	5,805,228	2,218,557	3,869,263	4,660,357	9,317,157

(2,847,080)	(6,032,872)	(518,214)	(1,119,730)	(442,046)	(1,001,360)	(2,193,883)	(3,662,065)
(513,393)	(1,132,381)	(194,469)	(439,489)	(142,166)	(341,650)	(68,885)	(324,434)
(142,097)	(337,969)	(63,767)	(157,247)	(44,040)	(122,335)	(3,159)	(5,754)
(25,297)	(47,248)	(10,133)	(21,559)	(13,832)	(38,240)	(57,611)	(59,149)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(3,527,867)	(7,550,470)	(786,583)	(1,738,025)	(642,084)	(1,503,585)	(2,323,538)	(4,051,402)

(14,322,598)	(93,750,965)	(3,266,562)	(9,666,107)	(1,024,343)	(7,061,608)	9,508,212	(864,337)

10,126,841	(74,131,794)	1,070,283	(5,598,904)	552,130	(4,695,930)	11,845,031	4,401,418

255,815,102	329,946,896	56,479,104	62,078,008	38,961,556	43,657,486	56,426,235	52,024,817

$265,941,943	$255,815,102	$57,549,387	$56,479,104	$39,513,686	$38,961,556	$68,271,266	$56,426,235

$299,410	$362,140	$81,397	$92,062	$84,095	$95,391	$(17,819)	$48,577

See notes to financial statements.

Fifth Third Funds
Statements of Changes in Net Assets

	Total Return Bond		Short Term Bond

	Six months	Year	Six months	Year
	ended	ended	ended	ended
	January 31,	July 31,	January 31,	July 31,
	2011 (a)	2010	2011 (a)	2010

Change in Net Assets:
Operations:
Net investment income	$7,076,810	$14,791,313	$2,457,639	$5,984,834
Net realized gains/(losses) on investment, swaps and
foreign currency transactions	(6,948,222)	(23,601,658)	991,866	402,381
Net realized gains on futures transactions	22,522	1,511,743	1,545	101,297
Net change in unrealized appreciation/(depreciation) on
investment, futures, swaps and foreign currency translations	3,874,000	46,780,186	(756,754)	6,548,875

Change in net assets resulting from operations	4,025,110	39,481,584	2,694,296	13,037,387

Distributions to shareholders from net investment income:
Institutional Shares	(6,311,466)	(15,991,721)	(2,372,602)	(5,847,660)
Class A Shares	(325,707)	(719,728)	(185,055)	(346,310)
Class B Shares	(26,784)	(100,475)	NA	NA
Class C Shares	(14,178)	(30,279)	(45,196)	(72,659)

Distributions from net realized gains:
Institutional Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	NA	NA
Class C Shares	—	—	—	—

Change in net assets from shareholder distributions	(6,678,135)	(16,842,203)	(2,602,853)	(6,266,629)

Change in net assets from Fund share transactions	(30,335,612)	(135,395,426)	(19,650,190)	47,594,801

Change in net assets	(32,988,637)	(112,756,045)	(19,558,747)	54,365,559

Net Assets:
Beginning of period	293,163,632	405,919,677	286,505,330	232,139,771

End of period	$260,174,995	$293,163,632	$266,946,583	$286,505,330

Accumulated net investment income	$502,878	$104,203	$38,805	$184,019

(a) Unaudited.

See notes to financial statements.

This page intentionally left blank.

Fifth Third Funds
Statements of Changes in Net Assets, continued — Fund Share Transactions

	Small Cap Growth		Mid Cap Growth

	Six months	Year	Six months	Year
	ended	ended	ended	ended
	January 31,	July 31,	January 31,	July 31,
	2011 (a)	2010	2011 (a)	2010

Capital Transactions:
Institutional Shares
Shares issued	$4,614,185	$2,072,730	$1,749,099	$2,205,080
Dividends reinvested	—	—	—	—
Shares redeemed	(10,279,296)	(15,863,669)	(15,287,771)	(28,482,222)

Total Institutional Shares	(5,665,111)	(13,790,939)	(13,538,672)	(26,277,142)

Class A Shares
Shares issued	693,103	541,369	1,053,822	1,417,554
Dividends reinvested	—	—	—	—
Shares redeemed	(493,429)	(1,145,428)	(1,353,259)	(3,316,747)

Total Class A Shares	199,674	(604,059)	(299,437)	(1,899,193)

Class B Shares
Shares issued	—	—	5,897	14,964
Dividends reinvested	—	—	—	—
Shares redeemed	(111,437)	(274,056)	(291,160)	(1,100,283)

Total Class B Shares	(111,437)	(274,056)	(285,263)	(1,085,319)

Class C Shares
Shares issued	8,837	32,800	238,976	15,469
Dividends reinvested	—	—	—	—
Shares redeemed	(5,433)	(181,550)	(35,200)	(199,991)

Total Class C Shares	3,404	(148,750)	203,776	(184,522)

Change from capital transactions	$(5,573,470)	$(14,817,804)	$(13,919,596)	$(29,446,176)

Share Transactions:
Institutional Shares
Shares issued	599,314	301,372	172,308	265,594
Dividends reinvested	—	—	—	—
Shares redeemed	(1,273,128)	(2,315,606)	(1,551,710)	(3,465,929)

Total Institutional Shares	(673,814)	(2,014,234)	(1,379,402)	(3,200,335)

Class A Shares
Shares issued	85,968	84,780	105,720	180,019
Dividends reinvested	—	—	—	—
Shares redeemed	(70,561)	(179,956)	(142,610)	(426,984)

Total Class A Shares	15,407	(95,176)	(36,890)	(246,965)

Class B Shares
Shares issued	—	—	747	2,133
Dividends reinvested	—	—	—	—
Shares redeemed	(17,373)	(47,120)	(35,295)	(158,265)

Total Class B Shares	(17,373)	(47,120)	(34,548)	(156,132)

Class C Shares
Shares issued	1,276	5,855	27,726	2,444
Dividends reinvested	—	—	—	—
Shares redeemed	(824)	(32,450)	(4,566)	(30,802)

Total Class C Shares	452	(26,595)	23,160	(28,358)

Change from capital transactions	(675,328)	(2,183,125)	(1,427,680)	(3,631,790)

(a)	Unaudited

See notes to financial statements.

Fifth Third Funds
Statements of Changes in Net Assets, continued — Fund Share Transactions

Quality Growth		Dividend Growth		Micro Cap Value		Small Cap Value

Six months	Year	Six months	Year	Six months	Year	Six months	Year
ended	ended	ended	ended	ended	ended	ended	ended
January 31,	July 31,	January 31,	July 31,	January 31,	July 31,	January 31,	July 31,
2011 (a)	2010	2011 (a)	2010	2011 (a)	2010	2011 (a)	2010

$30,135,066	$44,658,382	$78,207	$119,826	$4,622,632	$7,740,012	$10,320,713	$8,553,273
273,148	514,729	16,158	37,528	—	—	208,977	358,893
(42,648,100)	(68,160,882)	(1,393,904)	(2,507,900)	(4,259,559)	(7,375,958)	(8,745,995)	(27,173,421)

(12,239,886)	(22,987,771)	(1,299,539)	(2,350,546)	363,073	364,054	1,783,695	(18,261,255)

1,160,861	3,737,753	28,589	98,235	4,789,666	8,166,787	714,015	1,342,082
—	94,243	11,913	20,672	—	—	3,864	4,890
(5,605,995)	(11,838,172)	(171,387)	(420,999)	(1,839,900)	(5,790,067)	(592,241)	(602,863)

(4,445,134)	(8,006,176)	(130,885)	(302,092)	2,949,766	2,376,720	125,638	744,109

6,274	21,508	—	39,672	47,215	15,604	2,765	9,045
—	—	179	390	—	—	—	43
(1,107,445)	(4,151,370)	(9,789)	(97,172)	(362,997)	(1,288,588)	(73,345)	(114,657)

(1,101,171)	(4,129,862)	(9,610)	(57,110)	(315,782)	(1,272,984)	(70,580)	(105,569)

4,849	129,936	22,510	6,040	1,453,466	1,727,363	822,539	528,529
—	—	461	680	—	—	—	—
(156,459)	(761,539)	(48,083)	(14,114)	(191,876)	(601,783)	(38,662)	(155,620)

(151,610)	(631,603)	(25,112)	(7,394)	1,261,590	1,125,580	783,877	372,909

$(17,937,801)	$(35,755,412)	$(1,465,146)	$(2,717,142)	$4,258,647	$2,593,370	$2,622,630	$(17,249,806)

2,126,727	3,196,783	3,505	5,901	1,067,100	2,050,824	608,441	528,233
17,061	36,096	758	1,881	—	—	10,987	22,529
(2,938,333)	(4,994,965)	(66,869)	(131,438)	(1,024,416)	(2,008,471)	(493,843)	(1,744,014)
(794,545)	(1,762,086)	(62,606)	(123,656)	42,684	42,353	125,585	(1,193,252)

82,476	283,474	1,382	5,124	1,236,895	2,398,008	40,931	81,304
—	6,800	564	1,057	—	—	206	310
(391,533)	(891,015)	(8,272)	(21,495)	(474,091)	(1,678,691)	(35,484)	(38,431)

(309,057)	(600,741)	(6,326)	(15,314)	762,804	719,317	5,653	43,183

485	1,775	—	2,221	15,261	5,392	159	647
—	—	9	21	—	—	—	3
(85,647)	(338,462)	(511)	(5,036)	(107,898)	(411,777)	(4,533)	(7,779)

(85,162)	(336,687)	(502)	(2,794)	(92,637)	(406,385)	(4,374)	(7,129)

379	11,659	1,097	325	401,642	552,934	49,561	33,001
—	—	23	37	—	—	—	—
(12,280)	(64,284)	(2,391)	(770)	(54,243)	(200,440)	(2,371)	(10,503)

(11,901)	(52,625)	(1,271)	(408)	347,399	352,494	47,190	22,498

(1,200,665)	(2,752,139)	(70,705)	(142,172)	1,060,250	707,779	174,054	(1,134,700)

See notes to financial statements.

Fifth Third Funds
Statements of Changes in Net Assets, continued — Fund Share Transactions

	All Cap Value		Disciplined Large Cap Value

	Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010

Capital Transactions:
Institutional Shares
Shares issued	$7,097,979	$16,121,009	$11,223,422	$88,159,186
Dividends reinvested	436,719	697,602	1,911,896	2,751,348
Shares redeemed	(30,662,453)	(33,553,538)	(167,401,231)	(97,340,727)

Total Institutional Shares	(23,127,755)	(16,734,927)	(154,265,913)	(6,430,193)

Class A Shares
Shares issued	1,895,035	12,330,900	823,086	1,828,983
Dividends reinvested	187,411	259,198	98,400	122,374
Shares redeemed	(9,140,281)	(13,601,105)	(1,592,227)	(3,251,984)

Total Class A Shares	(7,057,835)	(1,011,007)	(670,741)	(1,300,627)

Class B Shares
Shares issued	2,344	119,089	32,236	64,868
Dividends reinvested	10,063	15,221	5,177	6,621
Shares redeemed	(1,123,376)	(5,978,670)	(367,948)	(960,304)

Total Class B Shares	(1,110,969)	(5,844,360)	(330,535)	(888,815)

Class C Shares
Shares issued	444,667	342,213	920	73,749
Dividends reinvested	6,174	5,625	1,568	1,820
Shares redeemed	(1,040,792)	(1,919,332)	(219,298)	(348,101)

Total Class C Shares	(589,951)	(1,571,494)	(216,810)	(272,532)

Select Shares
Shares issued	NA	NA	NA	NA
Dividends reinvested	NA	NA	NA	NA
Shares redeemed	NA	NA	NA	NA

Total Select Shares	NA	NA	NA	NA

Preferred Shares
Shares issued	NA	NA	NA	NA
Dividends reinvested	NA	NA	NA	NA
Shares redeemed	NA	NA	NA	NA

Total Preferred Shares	NA	NA	NA	NA

Trust Shares
Shares issued	NA	NA	NA	NA
Dividends reinvested	NA	NA	NA	NA
Shares redeemed	NA	NA	NA	NA

Total Trust Shares	NA	NA	NA	NA

Change from capital transactions	$(31,886,510)	$(25,161,778)	$(155,483,999)	$(8,892,167)

(a) Unaudited

See notes to financial statements.

98

Fifth Third Funds
Statements of Changes in Net Assets, continued — Fund Share Transactions

Structured Large Cap Plus		Equity Index		International Equity		Strategic Income

Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010

$56	$5,104	$28,262,878	$43,266,406	$6,364,523	$42,020,493	$19,625,655	$32,416,332
910,523	697,372	7,095,813	2,397,386	4,380,016	5,885,297	389,014	630,186
(3,577,483)	(4,647,856)	(24,424,180)	(54,940,284)	(40,300,989)	(54,689,066)	(17,075,869)	(18,803,382)

(2,666,904)	(3,945,380)	10,934,511	(9,276,492)	(29,556,450)	(6,783,276)	2,938,800	14,243,136

60,836	88,297	6,487,235	10,113,396	382,050	2,426,126	5,666,402	9,067,430
49,652	42,664	1,701,577	599,708	203,874	322,237	332,715	752,488
(420,792)	(1,361,156)	(5,930,784)	(19,979,852)	(1,011,552)	(4,553,560)	(4,010,517)	(5,504,354)

(310,304)	(1,230,195)	2,258,028	(9,266,748)	(425,628)	(1,805,197)	1,988,600	4,315,564

—	16,174	2,665	37,512	10,227	25,475	34,141	46,809
301	552	42,411	12,710	2,404	17,500	7,403	24,830
(83,253)	(167,800)	(341,684)	(905,136)	(160,329)	(470,608)	(77,920)	(195,295)

(82,952)	(151,074)	(296,608)	(854,914)	(147,698)	(427,633)	(36,376)	(123,656)

1,000	38,174	134,639	301,384	2,141	12,974	2,888,562	4,651,725
51	16	26,362	5,964	3,538	8,822	194,203	477,313
(20,790)	(13,810)	(214,231)	(885,656)	(48,204)	(95,596)	(1,644,106)	(2,168,789)

(19,739)	24,380	(53,230)	(578,308)	(42,525)	(73,800)	1,438,659	2,960,249

NA	NA	1,033,535	1,593,996	NA	NA	NA	NA
NA	NA	408,456	135,552	NA	NA	NA	NA
NA	NA	(2,674,979)	(3,774,743)	NA	NA	NA	NA

NA	NA	(1,232,988)	(2,045,195)	NA	NA	NA	NA

NA	NA	53,239,081	18,090,698	NA	NA	NA	NA
NA	NA	3,626,620	734,972	NA	NA	NA	NA
NA	NA	(13,227,837)	(22,680,902)	NA	NA	NA	NA

NA	NA	43,637,864	(3,855,232)	NA	NA	NA	NA

NA	NA	109,139	7,603,385	NA	NA	NA	NA
NA	NA	1,113,737	167,312	NA	NA	NA	NA
NA	NA	(6,236,653)	(6,519,180)	NA	NA	NA	NA

NA	NA	(5,013,777)	1,251,517	NA	NA	NA	NA

$(3,079,899)	$(5,302,269)	$50,233,800	$(24,625,372)	$(30,172,301)	$(9,089,906)	$6,329,683	$21,395,293

See notes to financial statements.

99

Fifth Third Funds
Statements of Changes in Net Assets, continued — Fund Share Transactions

	All Cap Value		Disciplined Large Cap Value

	Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010

Share Transactions:
Institutional Shares
Shares issued	478,954	1,149,670	1,130,601	9,159,830
Dividends reinvested	28,718	49,823	187,318	290,640
Shares redeemed	(2,070,021)	(2,421,387)	(16,996,567)	(10,330,448)

Total Institutional Shares	(1,562,349)	(1,221,894)	(15,678,648)	(879,978)

Class A Shares
Shares issued	132,073	893,487	80,630	194,737
Dividends reinvested	12,507	18,849	9,605	12,958
Shares redeemed	(632,791)	(996,795)	(159,593)	(345,755)

Total Class A Shares	(488,211)	(84,459)	(69,358)	(138,060)

Class B Shares
Shares issued	186	8,860	2,981	7,007
Dividends reinvested	705	1,179	498	691
Shares redeemed	(83,074)	(454,862)	(36,468)	(100,297)

Total Class B Shares	(82,183)	(444,823)	(32,989)	(92,599)

Class C Shares
Shares issued	30,921	26,735	92	7,907
Dividends reinvested	433	434	155	195
Shares redeemed	(76,643)	(148,845)	(22,398)	(37,525)

Total Class C Shares	(45,289)	(121,676)	(22,151)	(29,423)

Select Shares
Shares issued	NA	NA	NA	NA
Dividends reinvested	NA	NA	NA	NA
Shares redeemed	NA	NA	NA	NA

Total Select Shares	NA	NA	NA	NA

Preferred Shares
Shares issued	NA	NA	NA	NA
Dividends reinvested	NA	NA	NA	NA
Shares redeemed	NA	NA	NA	NA

Total Preferred Shares	NA	NA	NA	NA

Trust Shares
Shares issued	NA	NA	NA	NA
Dividends reinvested	NA	NA	NA	NA
Shares redeemed	NA	NA	NA	NA

Total Trust Shares	NA	NA	NA	NA

Change from capital transactions	(2,178,032)	(1,872,852)	(15,803,146)	(1,140,060)

(a) Unaudited

See notes to financial statements.

100

Fifth Third Funds
Statements of Changes in Net Assets, continued — Fund Share Transactions

Structured Large Cap Plus		Equity Index		International Equity		Strategic Income

Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010

5	553	1,262,903	2,063,306	780,826	5,445,236	1,914,746	3,309,056
85,822	69,639	314,639	114,010	529,627	761,358	37,848	65,176
(337,867)	(475,947)	(1,090,318)	(2,632,684)	(5,069,664)	(7,203,423)	(1,665,825)	(1,955,096)

(252,040)	(405,755)	487,224	(455,368)	(3,759,211)	(996,829)	286,769	1,419,136

5,903	9,141	292,077	484,122	48,060	316,434	553,778	933,700
4,749	4,330	75,747	28,634	24,652	41,687	32,448	78,150
(40,098)	(139,309)	(267,688)	(956,235)	(129,178)	(588,060)	(390,290)	(566,040)

(29,446)	(125,838)	100,136	(443,479)	(56,466)	(229,939)	195,936	445,810

—	1,711	114	1,818	1,278	3,380	3,329	4,822
28	59	1,901	605	296	2,315	722	2,587
(8,059)	(17,264)	(15,451)	(43,012)	(20,789)	(64,494)	(7,605)	(20,278)

(8,031)	(15,494)	(13,436)	(40,589)	(19,215)	(58,799)	(3,554)	(12,869)

88	3,832	6,141	14,788	288	1,817	284,477	482,004
5	2	1,183	286	457	1,219	19,132	50,053
(1,792)	(1,430)	(9,613)	(43,440)	(6,448)	(13,383)	(162,071)	(225,635)

(1,699)	2,404	(2,289)	(28,366)	(5,703)	(10,347)	141,538	306,422

NA	NA	46,402	77,040	NA	NA	NA	NA
NA	NA	18,117	6,451	NA	NA	NA	NA
NA	NA	(117,016)	(180,567)	NA	NA	NA	NA

NA	NA	(52,497)	(97,076)	NA	NA	NA	NA

NA	NA	2,383,194	864,196	NA	NA	NA	NA
NA	NA	160,664	34,899	NA	NA	NA	NA
NA	NA	(588,303)	(1,079,920)	NA	NA	NA	NA

NA	NA	1,955,555	(180,825)	NA	NA	NA	NA

NA	NA	4,706	371,468	NA	NA	NA	NA
NA	NA	49,371	7,884	NA	NA	NA	NA
NA	NA	(283,753)	(315,311)	NA	NA	NA	NA

NA	NA	(229,676)	64,041	NA	NA	NA	NA

(291,216)	(544,683)	2,245,017	(1,181,662)	(3,840,595)	(1,295,914)	620,689	2,158,499

See notes to financial statements.

101

Fifth Third Funds
Statements of Changes in Net Assets, continued — Fund Share Transactions

	LifeModel AggressiveSM		LifeModel Moderately AggressiveSM

	Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010

Capital Transactions:
Institutional Shares
Shares issued	$9,328,643	$17,755,836	$13,023,502	$20,207,462
Dividends reinvested	770,101	2,193,392	1,225,421	2,666,135
Shares redeemed	(15,562,151)	(26,309,200)	(17,162,986)	(39,860,711)

Total Institutional Shares	(5,463,407)	(6,359,972)	(2,914,063)	(16,987,114)

Class A Shares
Shares issued	1,484,610	3,052,723	2,809,667	17,824,534
Dividends reinvested	215,040	642,542	571,282	1,327,800
Shares redeemed	(3,993,366)	(8,868,044)	(7,243,431)	(31,248,778)

Total Class A Shares	(2,293,716)	(5,172,779)	(3,862,482)	(12,096,444)

Class B Shares
Shares issued	237	15,708	8,365	81,246
Dividends reinvested	36,556	156,117	150,708	371,915
Shares redeemed	(1,077,785)	(1,954,170)	(4,143,728)	(6,000,637)

Total Class B Shares	(1,040,992)	(1,782,345)	(3,984,655)	(5,547,476)

Class C Shares
Shares issued	47,549	58,901	16,606	281,007
Dividends reinvested	7,080	22,786	17,904	39,611
Shares redeemed	(148,706)	(323,380)	(264,443)	(929,477)

Total Class C Shares	(94,077)	(241,693)	(229,933)	(608,859)

Change from capital transactions	$(8,892,192)	$(13,556,789)	$(10,991,133)	$(35,239,893)

Share Transactions:
Institutional Shares
Shares issued	925,406	1,884,239	1,255,873	2,061,211
Dividends reinvested	72,570	232,177	114,336	272,054
Shares redeemed	(1,547,675)	(2,803,959)	(1,658,146)	(4,099,714)

Total Institutional Shares	(549,699)	(687,543)	(287,937)	(1,766,449)

Class A Shares
Shares issued	144,779	324,047	265,918	1,796,634
Dividends reinvested	20,373	68,483	53,252	135,429
Shares redeemed	(384,961)	(949,548)	(693,287)	(3,155,917)

Total Class A Shares	(219,809)	(557,018)	(374,117)	(1,223,854)

Class B Shares
Shares issued	23	1,726	828	8,444
Dividends reinvested	3,575	17,260	14,124	38,216
Shares redeemed	(110,479)	(215,135)	(402,112)	(620,721)

Total Class B Shares	(106,881)	(196,149)	(387,160)	(574,061)

Class C Shares
Shares issued	4,890	6,531	1,610	28,371
Dividends reinvested	692	2,521	1,677	4,067
Shares redeemed	(15,038)	(36,277)	(25,874)	(96,673)

Total Class C Shares	(9,456)	(27,225)	(22,587)	(64,235)

Change from capital transactions	(885,845)	(1,467,935)	(1,071,801)	(3,628,599)

(a) Unaudited

See notes to financial statements.

102

Fifth Third Funds
Statements of Changes in Net Assets, continued — Fund Share Transactions

LifeModel ModerateSM		LifeModel Moderately ConservativeSM		LifeModel ConservativeSM		High Yield Bond

Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010

$19,040,632	$29,308,561	$5,144,978	$7,311,360	$6,927,928	$9,312,321	$20,558,681	$32,102,783
2,794,441	5,918,123	499,546	1,064,811	438,752	990,752	667,964	1,423,518
(29,905,183)	(112,859,457)	(5,530,317)	(13,218,920)	(5,739,424)	(14,685,122)	(13,368,284)	(31,831,214)

(8,070,110)	(77,632,773)	114,207	(4,842,749)	1,627,256	(4,382,049)	7,858,361	1,695,087

2,419,443	4,057,029	927,523	1,582,428	846,352	1,277,524	2,258,351	7,635,221
459,788	1,027,393	174,114	395,547	129,039	312,322	39,051	61,323
(5,643,131)	(16,620,075)	(2,964,439)	(4,885,902)	(2,220,952)	(2,438,919)	(1,277,640)	(11,505,402)

(2,763,900)	(11,535,653)	(1,862,802)	(2,907,927)	(1,245,561)	(849,073)	1,019,762	(3,808,858)

27,054	187,288	6,665	5,800	22,007	51,805	3,981	43,933
128,347	302,290	55,639	137,687	36,337	101,481	678	1,402
(3,558,785)	(4,899,318)	(1,553,145)	(1,722,601)	(989,683)	(1,476,725)	(4,308)	(33,541)

(3,403,384)	(4,409,740)	(1,490,841)	(1,579,114)	(931,339)	(1,323,439)	351	11,794

128,588	268,339	21,232	21,004	2,749	23,933	676,157	1,265,315
20,220	39,735	8,776	17,980	11,039	28,552	26,299	33,913
(234,012)	(480,873)	(57,134)	(375,301)	(488,487)	(559,532)	(72,718)	(61,588)

(85,204)	(172,799)	(27,126)	(336,317)	(474,699)	(507,047)	629,738	1,237,640

$(14,322,598)	$(93,750,965)	$(3,266,562)	$(9,666,107)	$(1,024,343)	$(7,061,608)	$9,508,212	$(864,337)

1,922,536	3,067,058	557,541	827,668	733,295	1,020,200	2,087,925	3,421,251
272,713	621,892	53,262	121,022	46,242	109,223	68,192	152,926
(2,984,816)	(11,991,192)	(598,562)	(1,502,450)	(604,217)	(1,613,287)	(1,364,243)	(3,418,401)

(789,567)	(8,302,242)	12,241	(553,760)	175,320	(483,864)	791,874	155,776

237,432	425,461	99,722	178,890	89,342	140,225	228,415	832,629
44,916	107,930	18,604	45,025	13,628	34,488	3,991	6,564
(558,963)	(1,741,987)	(321,428)	(556,570)	(237,196)	(266,887)	(130,748)	(1,230,704)

(276,615)	(1,208,596)	(203,102)	(332,655)	(134,226)	(92,174)	101,658	(391,511)

2,836	19,754	730	661	2,347	5,837	406	4,699
12,577	31,893	5,957	15,717	3,850	11,253	69	150
(354,494)	(516,132)	(168,195)	(196,721)	(104,698)	(163,020)	(433)	(3,609)

(339,081)	(464,485)	(161,508)	(180,343)	(98,501)	(145,930)	42	1,240

12,626	27,975	2,215	2,327	291	2,622	68,949	136,094
1,977	4,190	937	2,051	1,169	3,160	2,692	3,609
(23,222)	(51,188)	(6,182)	(42,839)	(51,371)	(62,878)	(7,320)	(6,488)

(8,619)	(19,023)	(3,030)	(38,461)	(49,911)	(57,096)	64,321	133,215

(1,413,882)	(9,994,346)	(355,399)	(1,105,219)	(107,318)	(779,064)	957,895	(101,280)

See notes to financial statements.

103

Fifth Third Funds
Statements of Changes in Net Assets, continued — Fund Share Transactions

	Total Return Bond		Short Term Bond

	Six months ended January 31, 2011 (a)	Year ended July 31, 2010	Six months ended January 31, 2011 (a)	Year ended July 31, 2010

Capital Transactions:
Institutional Shares
Shares issued	$15,227,033	$21,481,489	$29,013,733	$105,539,821
Dividends reinvested	4,670,036	11,764,448	1,067,360	2,773,302
Shares redeemed	(48,786,470)	(165,701,764)	(49,142,990)	(85,375,561)

Total Institutional Shares	(28,889,401)	(132,455,827)	(19,061,897)	22,937,562

Class A Shares
Shares issued	687,029	2,119,658	5,086,819	33,923,197
Dividends reinvested	264,338	582,431	147,757	223,449
Shares redeemed	(1,698,227)	(4,430,450)	(4,976,399)	(18,764,483)

Total Class A Shares	(746,860)	(1,728,361)	258,177	15,382,163

Class B Shares
Shares issued	67,214	294,023	NA	NA
Dividends reinvested	20,793	71,727	NA	NA
Shares redeemed	(615,199)	(1,642,970)	NA	NA

Total Class B Shares	(527,192)	(1,277,220)	NA	NA

Class C Shares
Shares issued	27,236	192,416	818,766	9,642,820
Dividends reinvested	12,709	29,588	26,084	42,593
Shares redeemed	(212,104)	(156,022)	(1,691,320)	(410,337)

Total Class C Shares	(172,159)	65,982	(846,470)	9,275,076

Change from capital transactions	$(30,335,612)	$(135,395,426)	$(19,650,190)	$47,594,801

Share Transactions:
Institutional Shares
Shares issued	1,675,880	2,437,747	3,025,905	11,116,718
Dividends reinvested	517,296	1,341,405	111,363	292,734
Shares redeemed	(5,408,892)	(18,916,805)	(5,123,165)	(8,984,161)

Total Institutional Shares	(3,215,716)	(15,137,653)	(1,985,897)	2,425,291

Class A Shares
Shares issued	75,754	241,518	530,192	3,582,327
Dividends reinvested	29,310	66,366	15,424	23,551
Shares redeemed	(188,123)	(505,394)	(519,447)	(1,978,057)

Total Class A Shares	(83,059)	(197,510)	26,169	1,627,821

Class B Shares
Shares issued	7,384	33,642	NA	NA
Dividends reinvested	2,302	8,170	NA	NA
Shares redeemed	(67,863)	(186,466)	NA	NA

Total Class B Shares	(58,177)	(144,654)	NA	NA

Class C Shares
Shares issued	3,005	21,610	85,568	1,018,756
Dividends reinvested	1,406	3,365	2,727	4,494
Shares redeemed	(23,460)	(17,765)	(176,938)	(43,159)

Total Class C Shares	(19,049)	7,210	(88,643)	980,091

Change from capital transactions	(3,376,001)	(15,472,607)	(2,048,371)	5,033,203

(a) Unaudited

See notes to financial statements.

104

Fifth Third Funds
Statement of Cash Flows
For the six months ended January 31, 2011 (Unaudited)

Structured Large Cap Plus

Increase (Decrease) in Cash:

Cash flows from operating activities:
Net increase in net assets from operations	$14,930,401

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of long-term securities	(55,258,566)
Proceeds from sales of long-term securities	58,323,168
Proceeds from short-term investment securities, net	458,294
Proceeds from securities sold short	29,193,407
Buys to cover for securities sold short	(29,654,207)
Decrease in deposits with brokers for futures contracts	67,500
Decrease in dividends receivable	31,585
Increase in other assets	(2,964)
Proceeds from futures transactions	337,155
Decrease in payable for investments purchased	(62)
Increase in payable to Advisor	8,729
Increase in distribution and administrative servicing fee payable	124
Increase in dividends payable on securities sold short	37,570
Decrease in other liabilities	(20,002)
Unrealized appreciation on investments	(10,946,418)
Net realized gain on investments	(3,453,308)

Net cash received from operating activities	4,052,406

Cash flows from financing activities:
Cash distributions paid*	(47,782)
Proceeds from shares sold	61,892
Payment on shares redeemed	(4,099,005)

Net cash used for financing activities	(4,084,895)

Net Decrease in Cash	(32,489)

Cash and Foreign Currency:
Beginning of period	32,489

End of period	$0

Supplemental disclosure of cash flow information:
Interest paid	$412,813

*	Noncash financing activities not included herein consist of reinvestment of dividends of $960,526.

See notes to financial statements.

105

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains

Small Cap Growth Institutional Shares
Six months ended 1/31/11 ~	$7.04	—	ˆΔ	1.70	1.70	—	—
Year ended 7/31/10	$6.08	(0.03	)Δ	0.99	0.96	—	—
Year ended 7/31/09	$8.09	(0.03	)Δ	(1.98)	(2.01)	—	—
Year ended 7/31/08	$13.42	(0.06	)Δ	(0.77)	(0.83)	—	(4.50)
Year ended 7/31/07	$14.10	(0.08	)Δ	2.64	2.56	—	(3.24)
Year ended 7/31/06	$15.58	(0.11	)Δ	0.50	0.39	—	(1.87)

Small Cap Growth Class A Shares
Six months ended 1/31/11 ~	$6.54	(0.01	)Δ	1.57	1.56	—	—
Year ended 7/31/10	$5.66	(0.04	)Δ	0.92	0.88	—	—
Year ended 7/31/09	$7.54	(0.04	)Δ	(1.84)	(1.88)	—	—
Year ended 7/31/08	$12.84	(0.08	)Δ	(0.72)	(0.80)	—	(4.50)
Year ended 7/31/07	$13.65	(0.11	)Δ	2.54	2.43	—	(3.24)
Year ended 7/31/06	$15.17	(0.14	)Δ	0.49	0.35	—	(1.87)

Small Cap Growth Class B Shares
Six months ended 1/31/11 ~	$5.91	(0.03	)Δ	1.41	1.38	—	—
Year ended 7/31/10	$5.15	(0.08	)Δ	0.84	0.76	—	—
Year ended 7/31/09	$6.92	(0.07	)Δ	(1.70)	(1.77)	—	—
Year ended 7/31/08	$12.21	(0.14	)Δ	(0.65)	(0.79)	—	(4.50)
Year ended 7/31/07	$13.21	(0.20	)Δ	2.44	2.24	—	(3.24)
Year ended 7/31/06	$14.85	(0.25	)Δ	0.48	0.23	—	(1.87)

Small Cap Growth Class C Shares
Six months ended 1/31/11 ~	$5.90	(0.04	)Δ	1.42	1.38	—	—
Year ended 7/31/10	$5.16	(0.08	)Δ	0.82	0.74	—	—
Year ended 7/31/09	$6.93	(0.07	)Δ	(1.70)	(1.77)	—	—
Year ended 7/31/08	$12.23	(0.14	)Δ	(0.66)	(0.80)	—	(4.50)
Year ended 7/31/07	$13.23	(0.20	)Δ	2.44	2.24	—	(3.24)
Year ended 7/31/06	$14.86	(0.25	)Δ	0.49	0.24	—	(1.87)

Mid Cap Growth Institutional Shares
Six months ended 1/31/11 ~	$8.66	0.01	Δ	2.37	2.38	—	—
Year ended 7/31/10	$7.34	(0.02	)Δ	1.34	1.32	—	—
Year ended 7/31/09	$12.03	(0.01	)Δ	(3.27)	(3.28)	—	(1.41)
Year ended 7/31/08	$15.70	(0.05	)Δ	(1.43)	(1.48)	—	(2.19)
Year ended 7/31/07	$16.55	(0.07	)Δ@	2.72	2.65	—	(3.50)
Year ended 7/31/06	$16.03	(0.04	)Δ	0.77	0.73	(0.02)	(0.19)

Mid Cap Growth Class A Shares
Six months ended 1/31/11 ~	$8.20	—	ˆΔ	2.24	2.24	—	—
Year ended 7/31/10	$6.96	(0.04	)Δ	1.28	1.24	—	—
Year ended 7/31/09	$11.56	(0.03	)Δ	(3.16)	(3.19)	—	(1.41)
Year ended 7/31/08	$15.20	(0.08	)Δ	(1.37)	(1.45)	—	(2.19)
Year ended 7/31/07	$16.17	(0.11	)Δ@	2.64	2.53	—	(3.50)
Year ended 7/31/06	$15.69	(0.08	)Δ	0.76	0.68	(0.01)	(0.19)

Mid Cap Growth Class B Shares
Six months ended 1/31/11 ~	$7.28	(0.03	)Δ	1.99	1.96	—	—
Year ended 7/31/10	$6.24	(0.09	)Δ	1.13	1.04	—	—
Year ended 7/31/09	$10.68	(0.07	)Δ	(2.96)	(3.03)	—	(1.41)
Year ended 7/31/08	$14.31	(0.17	)Δ	(1.27)	(1.44)	—	(2.19)
Year ended 7/31/07	$15.50	(0.21	)Δ@	2.52	2.31	—	(3.50)
Year ended 7/31/06	$15.16	(0.20	)Δ	0.73	0.53	—	(0.19)

Mid Cap Growth Class C Shares
Six months ended 1/31/11 ~	$6.80	(0.04	)Δ	1.87	1.83	—	—
Year ended 7/31/10	$5.82	(0.08	)Δ	1.06	0.98	—	—
Year ended 7/31/09	$10.13	(0.07	)Δ	(2.83)	(2.90)	—	(1.41)
Year ended 7/31/08	$13.65	(0.16	)Δ	(1.17)	(1.33)	—	(2.19)
Year ended 7/31/07	$14.94	(0.20	)Δ@	2.41	2.21	—	(3.50)
Year ended 7/31/06	$14.61	(0.19	)Δ	0.71	0.52	—	(0.19)

See notes to financial highlights and notes to financial statements.

106

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate (d)

—	$8.74	24.15%*	$38,657	1.28%**	1.03%**	(0.05	)%**	38%
—	$7.04	15.79%	$35,914	1.25%	1.01%	(0.45)%		86%
—	$6.08	(24.85)%	$43,273	1.25%	1.01%	(0.48)%		81%
(4.50)	$8.09	(10.17)%	$66,801	1.09%	1.01%	(0.60)%		105%
(3.24)	$13.42	20.45%	$112,591	1.06%	1.01%	(0.59)%		90%
(1.87)	$14.10	2.71%	$126,809	1.03%	1.02%	(0.75)%		67%

—	$8.10	23.85%*	$8,840	1.53%**	1.28%**	(0.31	)%**	38%
—	$6.54	15.55%	$7,036	1.50%	1.26%	(0.69)%		86%
—	$5.66	(24.93)%	$6,630	1.50%	1.26%	(0.73)%		81%
(4.50)	$7.54	(10.48)%	$10,722	1.34%	1.26%	(0.86)%		105%
(3.24)	$12.84	20.11%	$16,036	1.30%	1.26%	(0.84)%		90%
(1.87)	$13.65	2.50%	$17,783	1.28%	1.27%	(0.99)%		67%

—	$7.29	23.35%*	$307	2.28%**	2.03%**	(1.06	)%**	38%
—	$5.91	14.76%	$351	2.25%	2.01%	(1.46)%		86%
—	$5.15	(25.58)%	$549	2.25%	2.01%	(1.48)%		81%
(4.50)	$6.92	(11.15)%	$897	2.09%	2.01%	(1.61)%		105%
(3.24)	$12.21	19.31%	$1,318	2.06%	2.01%	(1.59)%		90%
(1.87)	$13.21	1.69%	$1,414	2.03%	2.02%	(1.74)%		67%

—	$7.28	23.39%*	$140	2.28%**	2.03%**	(1.06	)%**	38%
—	$5.90	14.34%	$111	2.25%	2.01%	(1.44)%		86%
—	$5.16	(25.54)%	$234	2.26%	2.01%	(1.49)%		81%
(4.50)	$6.93	(11.14)%	$273	2.09%	2.01%	(1.61)%		105%
(3.24)	$12.23	19.18%	$426	2.05%	2.01%	(1.60)%		90%
(1.87)	$13.23	1.75%	$384	2.03%	2.02%	(1.75)%		67%

—	$11.04	27.48%*	$72,376	1.26%**	0.91%**	0.16	%**	50%
—	$8.66	17.98%	$68,705	1.23%	0.89%	(0.25)%		92%
(1.41)	$7.34	(23.93)%	$81,725	1.17%	1.01%	(0.15)%		47%
(2.19)	$12.03	(11.24)%	$209,074	1.11%	1.09%	(0.38)%		96%
(3.50)	$15.70	17.32%@	$313,124	1.09%	1.09%	(0.48)%		55%
(0.21)	$16.55	4.56%	$318,133	1.08%	1.08%	(0.24)%		69%

—	$10.44	27.32%*	$15,004	1.51%**	1.16%**	(0.09	)%**	50%
—	$8.20	17.82%	$12,084	1.48%	1.14%	(0.50)%		92%
(1.41)	$6.96	(24.18)%	$11,989	1.42%	1.24%	(0.38)%		47%
(2.19)	$11.56	(11.43)%	$20,378	1.36%	1.34%	(0.62)%		96%
(3.50)	$15.20	16.93%@	$29,103	1.35%	1.34%	(0.73)%		55%
(0.20)	$16.17	4.34%	$34,437	1.33%	1.33%	(0.49)%		69%

—	$9.24	26.92%*	$1,028	2.26%**	1.91%**	(0.81	)%**	50%
—	$7.28	16.67%	$1,062	2.23%	1.89%	(1.25)%		92%
(1.41)	$6.24	(24.72)%	$1,883	2.17%	2.00%	(1.13)%		47%
(2.19)	$10.68	(12.14)%	$4,187	2.11%	2.09%	(1.38)%		96%
(3.50)	$14.31	16.14%@	$5,707	2.09%	2.09%	(1.48)%		55%
(0.19)	$15.50	3.51%	$6,507	2.08%	2.08%	(1.24)%		69%

—	$8.63	26.91%*	$512	2.26%**	1.91%**	(0.96	)%**	50%
—	$6.80	16.84%	$246	2.23%	1.89%	(1.24)%		92%
(1.41)	$5.82	(24.82)%	$376	2.17%	2.00%	(1.13)%		47%
(2.19)	$10.13	(11.88)%	$714	2.11%	2.09%	(1.37)%		96%
(3.50)	$13.65	16.07%@	$802	2.09%	2.09%	(1.47)%		55%
(0.19)	$14.94	3.57%	$1,122	2.08%	2.08%	(1.22)%		69%

See notes to financial highlights and notes to financial statements.

107

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains

Quality Growth Institutional Shares
Six months ended 1/31/11 ~	$13.44	0.01	Δ	2.71	2.72	(0.02)	—
Year ended 7/31/10	$12.44	0.02	Δ	1.02	1.04	(0.04)	—
Year ended 7/31/09	$16.57	0.07	Δ	(3.66)	(3.59)	(0.04)	(0.50)
Year ended 7/31/08	$18.52	0.04	Δ	0.72	0.76	(0.04)	(2.67)
Year ended 7/31/07	$15.67	0.11	Δ@	3.07	3.18	(0.08)	(0.25)
Year ended 7/31/06	$16.34	(0.03	)Δ	(0.64)	(0.67)	—	—

Quality Growth Class A Shares
Six months ended 1/31/11 ~	$13.04	(0.01	)Δ	2.63	2.62	—	—
Year ended 7/31/10	$12.09	(0.01	)Δ	0.98	0.97	(0.02)	—
Year ended 7/31/09	$16.14	0.04	Δ	(3.56)	(3.52)	(0.03)	(0.50)
Year ended 7/31/08	$18.12	(0.01	)Δ	0.71	0.70	(0.01)	(2.67)
Year ended 7/31/07	$15.36	0.06	Δ@	3.01	3.07	(0.06)	(0.25)
Year ended 7/31/06	$16.05	(0.07	)Δ	(0.62)	(0.69)	—	—

Quality Growth Class B Shares
Six months ended 1/31/11 ~	$12.08	(0.06	)Δ	2.44	2.38	—	—
Year ended 7/31/10	$11.27	(0.10	)Δ	0.91	0.81	—	—
Year ended 7/31/09	$15.19	(0.04	)Δ	(3.38)	(3.42)	—	(0.50)
Year ended 7/31/08	$17.30	(0.13	)Δ	0.69	0.56	—	(2.67)
Year ended 7/31/07	$14.74	(0.06	)Δ@	2.88	2.82	(0.01)	(0.25)
Year ended 7/31/06	$15.52	(0.18	)Δ	(0.60)	(0.78)	—	—

Quality Growth Class C Shares
Six months ended 1/31/11 ~	$11.70	(0.06	)Δ	2.36	2.30	—	—
Year ended 7/31/10	$10.91	(0.10	)Δ	0.89	0.79	—	—
Year ended 7/31/09	$14.72	(0.04	)Δ	(3.27)	(3.31)	—	(0.50)
Year ended 7/31/08	$16.85	(0.12	)Δ	0.66	0.54	—	(2.67)
Year ended 7/31/07	$14.36	(0.06	)Δ@	2.81	2.75	(0.01)	(0.25)
Year ended 7/31/06	$15.12	(0.18	)Δ	(0.58)	(0.76)	—	—

Dividend Growth Institutional Shares
Six months ended 1/31/11 ~	$20.00	0.15	Δ	2.93	3.08	(0.17)	—
Year ended 7/31/10	$18.36	0.27	Δ	1.64	1.91	(0.27)	—
Year ended 7/31/09	$23.76	0.32	Δ	(5.34)	(5.02)	(0.38)	—
Year ended 7/31/08	$25.50	0.34	Δ	(1.77)	(1.43)	(0.31)	—
Year ended 7/31/07	$22.56	0.57	Δ@	2.85	3.42	(0.48)	—
Year ended 7/31/06	$21.71	0.28	Δ	0.83	1.11	(0.26)	—

Dividend Growth Class A Shares
Six months ended 1/31/11 ~	$19.64	0.11	Δ	2.88	2.99	(0.14)	—
Year ended 7/31/10	$18.03	0.22	Δ	1.61	1.83	(0.22)	—
Year ended 7/31/09	$23.35	0.26	Δ	(5.24)	(4.98)	(0.34)	—
Year ended 7/31/08	$25.07	0.27	Δ	(1.74)	(1.47)	(0.25)	—
Year ended 7/31/07	$22.18	0.49	Δ@	2.82	3.31	(0.42)	—
Year ended 7/31/06	$21.34	0.23	Δ	0.85	1.08	(0.24)	—

Dividend Growth Class B Shares
Six months ended 1/31/11 ~	$18.97	0.04	Δ	2.76	2.80	(0.06)	—
Year ended 7/31/10	$17.42	0.07	Δ	1.55	1.62	(0.07)	—
Year ended 7/31/09	$22.57	0.14	Δ	(5.08)	(4.94)	(0.21)	—
Year ended 7/31/08	$24.31	0.08	Δ	(1.67)	(1.59)	(0.15)	—
Year ended 7/31/07	$21.53	0.31	Δ@	2.71	3.02	(0.24)	—
Year ended 7/31/06	$20.83	0.06	Δ	0.80	0.86	(0.16)	—

Dividend Growth Class C Shares
Six months ended 1/31/11 ~	$18.38	0.03	Δ	2.68	2.71	(0.07)	—
Year ended 7/31/10	$16.89	0.06	Δ	1.52	1.58	(0.09)	—
Year ended 7/31/09	$21.92	0.12	Δ	(4.92)	(4.80)	(0.23)	—
Year ended 7/31/08	$23.67	0.08	Δ	(1.68)	(1.60)	(0.15)	—
Year ended 7/31/07	$20.97	0.29	Δ@	2.66	2.95	(0.25)	—
Year ended 7/31/06	$20.27	0.07	Δ	0.78	0.85	(0.15)	—

See notes to financial highlights and notes to financial statements.

108

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate (d)

(0.02)	$16.14	20.24%*	$266,298	1.14%**	1.06%**	0.13	%**	46%
(0.04)	$13.44	8.33%	$232,350	1.13%	1.06%	0.17%		56%
(0.54)	$12.44	(21.13)%	$237,049	1.13%	1.06%	0.62%		31%
(2.71)	$16.57	2.79%	$371,615	1.11%	1.07%	0.21%		57%
(0.33)	$18.52	20.51%@	$535,734	1.10%	1.08%	0.52%		98%
—	$15.67	(4.10)%	$616,737	1.08%	1.08%	(0.18)%		108%

—	$15.66	20.09%*	$65,068	1.39%**	1.31%**	(0.12	)%**	46%
(0.02)	$13.04	8.03%	$58,198	1.38%	1.31%	(0.08)%		56%
(0.53)	$12.09	(21.29)%	$61,219	1.38%	1.31%	0.37%		31%
(2.68)	$16.14	2.51%	$90,015	1.36%	1.32%	(0.03)%		57%
(0.31)	$18.12	20.18%@	$92,728	1.35%	1.33%	0.27%		98%
—	$15.36	(4.30)%	$114,828	1.33%	1.33%	(0.42)%		108%

—	$14.46	19.70%*	$1,835	2.14%**	2.06%**	(0.84	)%**	46%
—	$12.08	7.19%	$2,563	2.13%	2.06%	(0.81)%		56%
(0.50)	$11.27	(21.96)%	$6,185	2.12%	2.06%	(0.37)%		31%
(2.67)	$15.19	1.78%	$14,165	2.11%	2.07%	(0.77)%		57%
(0.26)	$17.30	19.29%@	$11,347	2.10%	2.08%	(0.49)%		98%
—	$14.74	(5.03)%	$13,259	2.08%	2.08%	(1.18)%		108%

—	$14.00	19.66%*	$1,190	2.14%**	2.06%**	(0.87	)%**	46%
—	$11.70	7.34%	$1,133	2.13%	2.06%	(0.81)%		56%
(0.50)	$10.91	(21.97)%	$1,631	2.13%	2.06%	(0.38)%		31%
(2.67)	$14.72	1.70%	$2,805	2.11%	2.07%	(0.77)%		57%
(0.26)	$16.85	19.30%@	$2,275	2.10%	2.08%	(0.45)%		98%
—	$14.36	(5.03)%	$3,199	2.08%	2.08%	(1.17)%		108%

(0.17)	$22.91	15.37%*	$4,437	3.26%**	0.73%**	1.37	%**	27%
(0.27)	$20.00	10.44%	$5,127	2.82%	0.73%	1.37%		63%
(0.38)	$18.36	(21.12)%	$6,977	2.22%	0.73%	1.76%		102%
(0.31)	$23.76	(5.69)%	$16,556	1.76%	0.73%	1.33%		76%
(0.48)	$25.50	15.22%@	$18,875	1.67%	0.73%	2.08%		68%
(0.26)	$22.56	5.14%	$15,759	2.72%	0.73%	1.25%		147%

(0.14)	$22.49	15.26%*	$2,105	3.51%**	0.98%**	1.08	%**	27%
(0.22)	$19.64	10.19%	$1,963	3.07%	0.98%	1.11%		63%
(0.34)	$18.03	(21.37)%	$2,078	2.50%	0.98%	1.49%		102%
(0.25)	$23.35	(5.93)%	$3,074	2.00%	0.98%	1.08%		76%
(0.42)	$25.07	14.97%@	$3,926	1.92%	0.98%	1.80%		68%
(0.24)	$22.18	5.05%	$4,670	2.93%	0.98%	1.08%		147%

(0.06)	$21.71	14.78%*	$70	4.26%**	1.73%**	0.34	%**	27%
(0.07)	$18.97	9.38%	$70	3.82%	1.73%	0.38%		63%
(0.21)	$17.42	(21.93)%	$113	3.21%	1.73%	0.79%		102%
(0.15)	$22.57	(6.62)%	$225	2.74%	1.73%	0.34%		76%
(0.24)	$24.31	14.11%@	$369	2.66%	1.73%	1.08%		68%
(0.16)	$21.53	4.13%	$371	3.70%	1.73%	0.27%		147%

(0.07)	$21.02	14.77%*	$159	4.26%**	1.73%**	0.30	%**	27%
(0.09)	$18.38	9.34%	$162	3.82%	1.73%	0.35%		63%
(0.23)	$16.89	(21.93)%	$156	3.26%	1.73%	0.75%		102%
(0.15)	$21.92	(6.83)%	$228	2.74%	1.73%	0.34%		76%
(0.25)	$23.67	14.12%@	$356	2.67%	1.73%	1.02%		68%
(0.15)	$20.97	4.22%	$389	3.71%	1.73%	0.32%		147%

See notes to financial highlights and notes to financial statements.

109

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income		Net Realized Gains

Micro Cap Value Institutional Shares
Six months ended 1/31/11~	$3.92	—	ˆΔ	0.58	0.58	—		—
Year ended 7/31/10	$3.24	(0.01	)Δ	0.69	0.68	—		—
Year ended 7/31/09	$3.75	0.02	Δ	(0.51)	(0.49)	(0.01)		(0.01)
Year ended 7/31/08	$7.02	0.02	Δ	(0.78)	(0.76)	(0.01)		(2.50)
Year ended 7/31/07	$8.05	0.01	Δ	0.93	0.94	(0.05)		(1.92)
Year ended 7/31/06	$11.00	0.02	Δ	0.17	0.19	(0.01)		(3.13)

Micro Cap Value Class A Shares
Six months ended 1/31/11~	$3.63	—	ˆΔ	0.54	0.54	—		—
Year ended 7/31/10	$3.01	(0.01	)Δ	0.63	0.62	—		—
Year ended 7/31/09	$3.49	0.01	Δ	(0.47)	(0.46)	(0.01)		(0.01)
Year ended 7/31/08	$6.73	0.01	Δ	(0.75)	(0.74)	—		(2.50)
Year ended 7/31/07	$7.80	(0.01	)Δ	0.90	0.89	(0.04)		(1.92)
Year ended 7/31/06	$10.78	—	ˆΔ	0.15	0.15	—	ˆ	(3.13)

Micro Cap Value Class B Shares
Six months ended 1/31/11~	$3.25	(0.02	)Δ	0.48	0.46	—		—
Year ended 7/31/10	$2.71	(0.03	)Δ	0.57	0.54	—		—
Year ended 7/31/09	$3.16	(0.01	)Δ	(0.43)	(0.44)	—		(0.01)
Year ended 7/31/08	$6.39	(0.02	)Δ	(0.71)	(0.73)	—		(2.50)
Year ended 7/31/07	$7.52	(0.06	)Δ	0.86	0.80	(0.01)		(1.92)
Year ended 7/31/06	$10.56	(0.06	)Δ	0.15	0.09	—		(3.13)

Micro Cap Value Class C Shares
Six months ended 1/31/11~	$3.25	(0.02	)Δ	0.48	0.46	—		—
Year ended 7/31/10	$2.72	(0.04	)Δ	0.57	0.53	—		—
Year ended 7/31/09	$3.17	(0.01	)Δ	(0.43)	(0.44)	—		(0.01)
Year ended 7/31/08	$6.39	(0.02	)Δ	(0.70)	(0.72)	—		(2.50)
Year ended 7/31/07	$7.52	(0.05	)Δ	0.84	0.79	—		(1.92)
Year ended 7/31/06	$10.56	(0.06	)Δ	0.15	0.09	—		(3.13)

Small Cap Value Institutional Shares
Six months ended 1/31/11~	$16.34	0.08	Δ	2.22	2.30	(0.07)		—
Year ended 7/31/10	$13.48	0.11	Δ	2.85	2.96	(0.10)		—
Year ended 7/31/09	$17.04	0.21	Δ	(3.55)	(3.34)	(0.22)		—
Year ended 7/31/08	$20.29	0.19	Δ	(0.91)	(0.72)	(0.16)		(2.37)
Year ended 7/31/07	$20.89	0.13	Δ	2.12	2.25	(0.08)		(2.77)
Year ended 7/31/06	$22.82	0.09		0.46	0.55	(0.05)		(2.43)

Small Cap Value Class A Shares
Six months ended 1/31/11~	$16.15	0.05	Δ	2.20	2.25	(0.03)		—
Year ended 7/31/10	$13.33	0.06	Δ	2.83	2.89	(0.07)		—
Year ended 7/31/09	$16.84	0.18	Δ	(3.51)	(3.33)	(0.18)		—
Year ended 7/31/08	$20.09	0.14	Δ	(0.90)	(0.76)	(0.12)		(2.37)
Year ended 7/31/07	$20.74	0.08	Δ	2.11	2.19	(0.07)		(2.77)
Year ended 7/31/06	$22.68	0.02		0.47	0.49	—		(2.43)

Small Cap Value Class B Shares
Six months ended 1/31/11~	$15.42	(0.01	)Δ	2.09	2.08	—		—
Year ended 7/31/10	$12.77	(0.05	)Δ	2.70	2.65	—		—
Year ended 7/31/09	$16.11	0.08	Δ	(3.35)	(3.27)	(0.07)		—
Year ended 7/31/08	$19.34	—	ˆΔ	(0.86)	(0.86)	—		(2.37)
Year ended 7/31/07	$20.18	(0.08	)Δ	2.05	1.97	(0.04)		(2.77)
Year ended 7/31/06	$22.29	(0.13)		0.45	0.32	—		(2.43)

Small Cap Value Class C Shares
Six months ended 1/31/11~	$15.37	(0.02	)Δ	2.09	2.07	—		—
Year ended 7/31/10	$12.73	(0.06	)Δ	2.70	2.64	—		—
Year ended 7/31/09	$16.07	0.08	Δ	(3.33)	(3.25)	(0.09)		—
Year ended 7/31/08	$19.31	—	ˆΔ	(0.87)	(0.87)	—		(2.37)
Year ended 7/31/07	$20.14	(0.08	)Δ	2.06	1.98	(0.04)		(2.77)
Year ended 7/31/06	$22.25	(0.14)		0.46	0.32	—		(2.43)

See notes to financial highlights and notes to financial statements.

110

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate (d)

—	$4.50	14.80%*	$24,527	1.76%**	1.35%**	0.09	%**	23%
—	$3.92	20.99%	$21,195	1.82%	1.35%	(0.16)%		56%
(0.02)	$3.24	(12.86)%	$17,394	1.89%	1.35%	0.64%		46%
(2.51)	$3.75	(12.23)%	$22,662	1.82%	1.35%	0.37%		49%
(1.97)	$7.02	12.53%	$51,541	1.52%	1.35%	0.17%		72%
(3.14)	$8.05	1.93%	$72,981	1.40%	1.37%	0.23%		42%

—	$4.17	14.88%*	$16,534	2.01%**	1.60%**	(0.14		23%
—	$3.63	20.60%	$11,649	2.07%	1.60%	(0.41)%		56%
(0.02)	$3.01	(13.18)%	$7,497	2.14%	1.60%	0.40%		46%
(2.50)	$3.49	(12.41)%	$10,552	2.06%	1.60%	0.16%		49%
(1.96)	$6.73	12.24%	$11,486	1.77%	1.60%	(0.08)%		72%
(3.13)	$7.80	1.59%	$17,759	1.65%	1.62%	(0.05)%		42%

—	$3.71	14.15%*	$797	2.76%**	2.35%**	(0.91	)%**	23%
—	$3.25	19.93%	$998	2.82%	2.35%	(1.15)%		56%
(0.01)	$2.71	(13.80)%	$1,937	2.89%	2.35%	(0.34)%		46%
(2.50)	$3.16	(13.23)%	$3,032	2.81%	2.35%	(0.62)%		49%
(1.93)	$6.39	11.38%	$5,069	2.53%	2.35%	(0.87)%		72%
(3.13)	$7.52	0.86%	$6,032	2.40%	2.37%	(0.73)%		42%

—	$3.71	14.15%*	$4,575	2.76%**	2.35%**	(0.90	)%**	23%
—	$3.25	19.49%	$2,876	2.82%	2.35%	(1.17)%		56%
(0.01)	$2.72	(13.75)%	$1,446	2.88%	2.35%	(0.35)%		46%
(2.50)	$3.17	(12.95)%	$1,749	2.81%	2.35%	(0.62)%		49%
(1.92)	$6.39	11.28%	$2,853	2.51%	2.35%	(0.75)%		72%
(3.13)	$7.52	0.86%	$5,161	2.40%	2.37%	(0.71)%		42%

(0.07)	$18.57	14.04%*	$70,047	1.32%**	1.12%**	0.86	%**	49%
(0.10)	$16.34	22.00%	$59,572	1.31%	1.16%	0.67%		65%
(0.22)	$13.48	(19.32)%	$65,235	1.30%	1.20%	1.68%		68%
(2.53)	$17.04	(3.68)%	$86,463	1.24%	1.19%	1.05%		60%
(2.85)	$20.29	10.77%	$110,873	1.25%	1.20%	0.61%		46%
(2.48)	$20.89	2.62%	$116,503	1.24%	1.21%	0.39%		99%

(0.03)	$18.37	13.95%*	$2,653	1.57%**	1.37%**	0.58	%**	49%
(0.07)	$16.15	21.69%	$2,241	1.56%	1.41%	0.39%		65%
(0.18)	$13.33	(19.56)%	$1,275	1.55%	1.45%	1.42%		68%
(2.49)	$16.84	(3.95)%	$1,682	1.50%	1.45%	0.77%		60%
(2.84)	$20.09	10.53%	$2,198	1.50%	1.45%	0.36%		46%
(2.43)	$20.74	2.36%	$2,434	1.49%	1.46%	0.11%		99%

—	$17.50	13.55%*	$583	2.32%**	2.12%**	(0.15	)%**	49%
—	$15.42	20.76%	$581	2.31%	2.16%	(0.35)%		65%
(0.07)	$12.77	(20.16)%	$572	2.30%	2.20%	0.68%		68%
(2.37)	$16.11	(4.68)%	$834	2.25%	2.20%	0.03%		60%
(2.81)	$19.34	9.63%	$1,104	2.25%	2.20%	(0.39)%		46%
(2.43)	$20.18	1.59%	$1,221	2.24%	2.21%	(0.64)%		99%

—	$17.44	13.47%*	$1,762	2.32%**	2.12%**	(0.21	)%**	49%
—	$15.37	20.83%	$828	2.31%	2.16%	(0.37)%		65%
(0.09)	$12.73	(20.17)%	$399	2.30%	2.20%	0.68%		68%
(2.37)	$16.07	(4.74)%	$384	2.25%	2.20%	0.01%		60%
(2.81)	$19.31	9.66%	$713	2.25%	2.20%	(0.39)%		46%
(2.43)	$20.14	1.59%	$839	2.24%	2.21%	(0.64)%		99%

See notes to financial highlights and notes to financial statements.

111

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains

All Cap Value Institutional Shares
Six months ended 1/31/11 ~	$13.79	0.10	Δ	2.55	2.65	(0.11)	—
Year ended 7/31/10	$12.52	0.16	Δ	1.26	1.42	(0.15)	—
Year ended 7/31/09	$17.98	0.24	Δ	(4.42)	(4.18)	(0.27)	(1.01)
Year ended 7/31/08	$25.65	0.31	Δ	(4.14)	(3.83)	(0.28)	(3.56)
Year ended 7/31/07	$25.68	0.37	Δ	4.19	4.56	(0.36)	(4.23)
Year ended 7/31/06	$26.04	0.26		1.77	2.03	(0.24)	(2.15)

All Cap Value Class A Shares
Six months ended 1/31/11 ~	$13.54	0.08	Δ	2.51	2.59	(0.09)	—
Year ended 7/31/10	$12.30	0.12	Δ	1.24	1.36	(0.12)	—
Year ended 7/31/09	$17.69	0.21	Δ	(4.35)	(4.14)	(0.24)	(1.01)
Year ended 7/31/08	$25.30	0.25	Δ	(4.07)	(3.82)	(0.23)	(3.56)
Year ended 7/31/07	$25.39	0.30	Δ	4.13	4.43	(0.29)	(4.23)
Year ended 7/31/06	$25.76	0.19		1.77	1.96	(0.18)	(2.15)

All Cap Value Class B Shares
Six months ended 1/31/11 ~	$12.83	0.02	Δ	2.37	2.39	(0.04)	—
Year ended 7/31/10	$11.66	0.02	Δ	1.17	1.19	(0.02)	—
Year ended 7/31/09	$16.90	0.11	Δ	(4.18)	(4.07)	(0.16)	(1.01)
Year ended 7/31/08	$24.35	0.09	Δ	(3.89)	(3.80)	(0.09)	(3.56)
Year ended 7/31/07	$24.61	0.10	Δ	3.99	4.09	(0.12)	(4.23)
Year ended 7/31/06	$25.11	—	ˆ	1.71	1.71	(0.06)	(2.15)

All Cap Value Class C Shares
Six months ended 1/31/11 ~	$12.79	0.02	Δ	2.37	2.39	(0.05)	—
Year ended 7/31/10	$11.63	0.02	Δ	1.17	1.19	(0.03)	—
Year ended 7/31/09	$16.86	0.11	Δ	(4.16)	(4.05)	(0.17)	(1.01)
Year ended 7/31/08	$24.32	0.09	Δ	(3.89)	(3.80)	(0.10)	(3.56)
Year ended 7/31/07	$24.59	0.11	Δ	3.98	4.09	(0.13)	(4.23)
Year ended 7/31/06	$25.09	—	ˆ	1.71	1.71	(0.06)	(2.15)

Disciplined Large Cap Value Institutional Shares
Six months ended 1/31/11 ~	$9.42	0.09	Δ	1.50	1.59	(0.11)	—
Year ended 7/31/10	$8.55	0.15	Δ	0.86	1.01	(0.14)	—
Year ended 7/31/09	$11.48	0.22	Δ	(2.74)	(2.52)	(0.25)	(0.16)
Year ended 7/31/08	$14.39	0.25	Δ	(2.03)	(1.78)	(0.23)	(0.90)
Year ended 7/31/07	$14.72	0.22	Δ@	1.80	2.02	(0.22)	(2.13)
Year ended 7/31/06	$15.08	0.21		1.07	1.28	(0.20)	(1.44)

Disciplined Large Cap Value Class A Shares
Six months ended 1/31/11 ~	$9.39	0.08	Δ	1.49	1.57	(0.10)	—
Year ended 7/31/10	$8.52	0.13	Δ	0.85	0.98	(0.11)	—
Year ended 7/31/09	$11.44	0.19	Δ	(2.72)	(2.53)	(0.23)	(0.16)
Year ended 7/31/08	$14.35	0.21	Δ	(2.03)	(1.82)	(0.19)	(0.90)
Year ended 7/31/07	$14.69	0.18	Δ@	1.79	1.97	(0.18)	(2.13)
Year ended 7/31/06	$15.05	0.17		1.07	1.24	(0.16)	(1.44)

Disciplined Large Cap Value Class B Shares
Six months ended 1/31/11 ~	$9.49	0.04	Δ	1.52	1.56	(0.06)	—
Year ended 7/31/10	$8.62	0.06	Δ	0.85	0.91	(0.04)	—
Year ended 7/31/09	$11.57	0.14	Δ	(2.76)	(2.62)	(0.17)	(0.16)
Year ended 7/31/08	$14.49	0.12	Δ	(2.05)	(1.93)	(0.09)	(0.90)
Year ended 7/31/07	$14.81	0.08	Δ@	1.80	1.88	(0.07)	(2.13)
Year ended 7/31/06	$15.17	0.06		1.08	1.14	(0.06)	(1.44)

Disciplined Large Cap Value Class C Shares
Six months ended 1/31/11 ~	$9.27	0.04	Δ	1.48	1.52	(0.06)	—
Year ended 7/31/10	$8.42	0.05	Δ	0.85	0.90	(0.05)	—
Year ended 7/31/09	$11.32	0.13	Δ	(2.70)	(2.57)	(0.17)	(0.16)
Year ended 7/31/08	$14.21	0.11	Δ	(2.01)	(1.90)	(0.09)	(0.90)
Year ended 7/31/07	$14.56	0.08	Δ@	1.77	1.85	(0.07)	(2.13)
Year ended 7/31/06	$14.94	0.06		1.06	1.12	(0.06)	(1.44)

See notes to financial highlights and notes to financial statements.

112

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate (d)

(0.11)	$16.33	19.27%*	$76,911	1.47%**	1.01%**	1.33%**	28%
(0.15)	$13.79	11.30%	$86,521	1.42%	1.07%	1.12%	37%
(1.28)	$12.52	(22.15)%	$93,858	1.40%	1.16%	2.00%	42%
(3.84)	$17.98	(17.47)%	$165,714	1.34%	1.19%	1.43%	43%
(4.59)	$25.65	18.93%	$223,709	1.31%	1.22%	1.40%	23%
(2.39)	$25.68	8.38%	$226,189	1.31%	1.29%	0.99%	40%

(0.09)	$16.04	19.19%*	$34,488	1.72%**	1.26%**	1.06%**	28%
(0.12)	$13.54	11.01%	$35,731	1.67%	1.32%	0.86%	37%
(1.25)	$12.30	(22.29)%	$33,491	1.65%	1.41%	1.72%	42%
(3.79)	$17.69	(17.65)%	$52,999	1.59%	1.44%	1.19%	43%
(4.52)	$25.30	18.58%	$44,717	1.56%	1.47%	1.14%	23%
(2.33)	$25.39	8.16%	$38,714	1.56%	1.54%	0.74%	40%

(0.04)	$15.18	18.68%*	$3,699	2.47%**	2.01%**	0.31%**	28%
(0.02)	$12.83	10.24%	$4,182	2.42%	2.07%	0.14%	37%
(1.17)	$11.66	(22.98)%	$8,991	2.40%	2.16%	0.99%	42%
(3.65)	$16.90	(18.24)%	$15,431	2.34%	2.19%	0.43%	43%
(4.35)	$24.35	17.65%	$23,974	2.31%	2.22%	0.40%	23%
(2.21)	$24.61	7.33%	$21,679	2.31%	2.29%	(0.01)%	40%

(0.05)	$15.13	18.67%*	$4,109	2.47%**	2.01%**	0.31%**	28%
(0.03)	$12.79	10.20%	$4,054	2.42%	2.07%	0.13%	37%
(1.18)	$11.63	(22.97)%	$5,102	2.39%	2.16%	0.98%	42%
(3.66)	$16.86	(18.25)%	$8,647	2.34%	2.19%	0.43%	43%
(4.36)	$24.32	17.67%	$8,150	2.31%	2.22%	0.40%	23%
(2.21)	$24.59	7.33%	$4,455	2.31%	2.29%	(0.01)%	40%

(0.11)	$10.90	16.99%*	$212,518	1.11%**	0.88%**	1.87%**	37%
(0.14)	$9.42	11.80%	$331,332	1.07%	0.92%	1.58%	54%
(0.41)	$8.55	(21.78)%	$308,345	1.07%	0.98%	2.58%	58%
(1.13)	$11.48	(13.52)%	$487,006	1.08%	1.01%	1.88%	47%
(2.35)	$14.39	14.52%@	$649,497	1.07%	1.03%	1.50%	49%
(1.64)	$14.72	9.29%	$581,507	1.07%	1.07%	1.40%	57%

(0.10)	$10.86	16.79%*	$11,795	1.36%**	1.13%**	1.58%**	37%
(0.11)	$9.39	11.56%	$10,845	1.32%	1.17%	1.33%	54%
(0.39)	$8.52	(22.02)%	$11,024	1.32%	1.23%	2.32%	58%
(1.09)	$11.44	(13.67)%	$17,759	1.33%	1.26%	1.63%	47%
(2.31)	$14.35	14.13%@	$29,725	1.32%	1.27%	1.24%	49%
(1.60)	$14.69	9.05%	$22,968	1.32%	1.32%	1.16%	57%

(0.06)	$10.99	16.47%*	$1,159	2.11%**	1.88%**	0.84%**	37%
(0.04)	$9.49	10.61%	$1,315	2.07%	1.92%	0.58%	54%
(0.33)	$8.62	(22.52)%	$1,991	2.07%	1.98%	1.61%	58%
(0.99)	$11.57	(14.40)%	$3,932	2.08%	2.01%	0.88%	47%
(2.20)	$14.49	13.38%@	$5,872	2.07%	2.03%	0.50%	49%
(1.50)	$14.81	8.22%	$5,783	2.07%	2.07%	0.40%	57%

(0.06)	$10.73	16.41%*	$438	2.11%**	1.88%**	0.83%**	37%
(0.05)	$9.27	10.66%	$583	2.07%	1.92%	0.59%	54%
(0.33)	$8.42	(22.55)%	$778	2.07%	1.98%	1.59%	58%
(0.99)	$11.32	(14.40)%	$1,756	2.08%	2.01%	0.88%	47%
(2.20)	$14.21	13.34%@	$2,533	2.07%	2.02%	0.50%	49%
(1.50)	$14.56	8.21%	$2,227	2.07%	2.07%	0.41%	57%

See notes to financial highlights and notes to financial statements.

113

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains

Structured Large Cap Plus Institutional Shares
Six months ended 1/31/11~	$10.07	0.07	Δ	1.81 †	1.88	(0.13)	—
Year ended 7/31/10	$9.05	0.10	Δ	1.02	1.12	(0.10)	—
Year ended 7/31/09	$14.66	0.17	Δ	(5.53)	(5.36)	(0.25)	—
Year ended 7/31/08	$16.95	0.14	Δ	(2.22)	(2.08)	(0.13)	(0.08)
Year ended 7/31/07	$15.16	0.17	Δ	1.80	1.97	(0.12)	(0.06)
Year ended 7/31/06	$14.61	0.17		0.72	0.89	(0.16)	(0.18)

Structured Large Cap Plus Class A Shares
Six months ended 1/31/11~	$9.93	0.05	Δ	1.80 †	1.85	(0.11)	—
Year ended 7/31/10	$8.94	0.08	Δ	0.99	1.07	(0.08)	—
Year ended 7/31/09	$14.45	0.15	Δ	(5.43)	(5.28)	(0.23)	—
Year ended 7/31/08	$16.71	0.10	Δ	(2.20)	(2.10)	(0.08)	(0.08)
Year ended 7/31/07	$14.96	0.12	Δ	1.78	1.90	(0.09)	(0.06)
Year ended 7/31/06	$14.42	0.13		0.71	0.84	(0.12)	(0.18)

Structured Large Cap Plus Class B Shares
Six months ended 1/31/11~	$9.88	0.01	Δ	1.79 †	1.80	(0.03)	—
Year ended 7/31/10	$8.88	—	ˆΔ	1.02	1.02	(0.02)	—
Year ended 7/31/09	$14.41	0.07	Δ	(5.44)	(5.37)	(0.16)	—
Year ended 7/31/08	$16.69	(0.02	)Δ	(2.18)	(2.20)	—	(0.08)
Year ended 7/31/07	$14.98	—	Δ	1.78	1.78	(0.01)	(0.06)
Year ended 7/31/06	$14.46	0.01		0.72	0.73	(0.03)	(0.18)

Structured Large Cap Plus Class C Shares
Six months ended 1/31/11~	$9.89	0.01	Δ	1.78 †	1.79	(0.05)	—
Year ended 7/31/10	$8.91	—	ˆΔ	1.00	1.00	(0.02)	—
Year ended 7/31/09	$14.41	0.10	Δ	(5.45)	(5.35)	(0.15)	—
Year ended 7/31/08	$16.70	(0.02	)Δ	(2.19)	(2.21)	—	(0.08)
Year ended 7/31/07	$14.98	—	Δ	1.79	1.79	(0.01)	(0.06)
Year ended 7/31/06	$14.46	0.01		0.72	0.73	(0.03)	(0.18)

See notes to financial highlights and notes to financial statements.

114

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)		Ratios of Expenses to Average Net Assets (b)		Ratios of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate (d)

(0.13)	$11.82	18.79%*†	$87,269	1.71	%Ω**	1.37	%Ω**	1.24%**	101%
(0.10)	$10.07	12.35%	$76,897	2.04	%Ω!	1.68	%Ω!	1.01%	180%
(0.25)	$9.05	(36.73)%	$72,778	2.08	%Ω!	1.71	%Ω!	1.71%	188%
(0.21)	$14.66	(12.31)%	$133,506	1.76	%Ω	1.51	%Ω	0.89%	147%
(0.18)	$16.95	12.94%	$180,126	1.02	%Ω	0.92	%Ω	0.99%	141%
(0.34)	$15.16	6.12%	$166,510	1.03%		0.92%		1.09%	126%

(0.11)	$11.67	18.72	$5,561	1.96	%Ω**	1.61	%Ω**	0.99%**	101%
(0.08)	$9.93	11.96%	$5,028	2.29	%Ω!	1.93	%Ω!	0.77%	180%
(0.23)	$8.94	(36.73)%	$5,648	2.29	%Ω!	1.93	%Ω!	1.50%	188%
(0.16)	$14.45	(12.65)%	$12,505	2.01	%Ω	1.76	%Ω	0.63%	147%
(0.15)	$16.71	12.70%	$18,972	1.27	%Ω	1.17	%Ω	0.75%	141%
(0.30)	$14.96	5.84%	$20,923	1.27%		1.17%		0.85%	126%

(0.03)	$11.65	18.24%*†	$181	2.71	%Ω**	2.36	%Ω**	0.27%**	101%
(0.02)	$9.88	11.52%	$233	3.04	%Ω!	2.69	%Ω!	0.02%	180%
(0.16)	$8.88	(37.43)%	$347	3.05	%Ω!	2.70	%Ω!	0.75%	188%
(0.08)	$14.41	(13.24)%	$723	2.76	%Ω	2.51	%Ω	(0.11)%	147%
(0.07)	$16.69	11.86%	$1,044	2.03	%Ω	1.92	%Ω	(0.01)%	141%
(0.21)	$14.98	5.07%	$953	2.03%		1.92%		0.09%	126%

(0.05)	$11.63	18.13%*†	$37	2.71	%Ω**	2.37	%Ω**	0.23%**	101%
(0.02)	$9.89	11.17%	$48	3.06	%Ω!	2.69	%Ω!	0.03%	180%
(0.15)	$8.91	(37.34)%	$22	2.81	%Ω!	2.50	%Ω!	1.05%	188%
(0.08)	$14.41	(13.29)%	$75	2.76	%Ω	2.51	%Ω	(0.11)%	147%
(0.07)	$16.70	11.93%	$125	2.03	%Ω	1.92	%Ω	(0.02)%	141%
(0.21)	$14.98	5.07%	$112	2.02%		1.92%		0.13%	126%

See notes to financial highlights and notes to financial statements.

115

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains

Equity Index Institutional Shares
Six months ended 1/31/11 ~	$20.97	0.20	Δ	3.49	3.69	(0.21)	(0.78)
Year ended 7/31/10	$18.76	0.39	Δ	2.19	2.58	(0.37)	—
Year ended 7/31/09	$24.05	0.44	Δ	(5.24)	(4.80)	(0.49)	—
Year ended 7/31/08	$27.60	0.52	Δ	(3.58)	(3.06)	(0.49)	—
Year ended 7/31/07	$24.24	0.50	Δ	3.35	3.85	(0.49)	—
Year ended 7/31/06	$23.46	0.42	Δ	0.79	1.21	(0.43)	—

Equity Index Class A Shares
Six months ended 1/31/11 ~	$20.90	0.17	Δ	3.48	3.65	(0.19)	(0.78)
Year ended 7/31/10	$18.70	0.34	Δ	2.18	2.52	(0.32)	—
Year ended 7/31/09	$23.97	0.40	Δ	(5.22)	(4.82)	(0.45)	—
Year ended 7/31/08	$27.51	0.46	Δ	(3.58)	(3.12)	(0.42)	—
Year ended 7/31/07	$24.16	0.43	Δ	3.34	3.77	(0.42)	—
Year ended 7/31/06	$23.38	0.36	Δ	0.80	1.16	(0.38)	—

Equity Index Class B Shares
Six months ended 1/31/11 ~	$20.77	0.09	Δ	3.46	3.55	(0.10)	(0.78)
Year ended 7/31/10	$18.58	0.18	Δ	2.17	2.35	(0.16)	—
Year ended 7/31/09	$23.84	0.26	Δ	(5.19)	(4.93)	(0.33)	—
Year ended 7/31/08	$27.34	0.26	Δ	(3.56)	(3.30)	(0.20)	—
Year ended 7/31/07	$24.01	0.22	Δ	3.33	3.55	(0.22)	—
Year ended 7/31/06	$23.24	0.18	Δ	0.79	0.97	(0.20)	—

Equity Index Class C Shares
Six months ended 1/31/11 ~	$20.75	0.09	Δ	3.42	3.51	(0.10)	(0.78)
Year ended 7/31/10	$18.59	0.18	Δ	2.13	2.31	(0.15)	—
Year ended 7/31/09	$23.86	0.26	Δ	(5.20)	(4.94)	(0.33)	—
Year ended 7/31/08	$27.37	0.26	Δ	(3.57)	(3.31)	(0.20)	—
Year ended 7/31/07	$24.03	0.22	Δ	3.34	3.56	(0.22)	—
Year ended 7/31/06	$23.26	0.18	Δ	0.78	0.96	(0.19)	—

Equity Index Select Shares
Six months ended 1/31/11 ~	$20.97	0.19	Δ	2.50	2.69	(0.20)	(0.78)
Year ended 7/31/10	$18.76	0.37	Δ	2.20	2.57	(0.36)	—
Year ended 7/31/09	$24.05	0.42	Δ	(5.23)	(4.81)	(0.48)	—
Year ended 7/31/08	$27.59	0.50	Δ	(3.58)	(3.08)	(0.46)	—
Year ended 7/31/07	$24.23	0.47	Δ	3.35	3.82	(0.46)	—
Year ended 7/31/06	$23.45	0.40	Δ	0.80	1.20	(0.42)	—

Equity Index Preferred Shares
Six months ended 1/31/11 ~	$20.96	0.18	Δ	2.52	2.70	(0.20)	(0.78)
Year ended 7/31/10	$18.76	0.36	Δ	2.18	2.54	(0.34)	—
Year ended 7/31/09	$24.05	0.42	Δ	(5.25)	(4.83)	(0.46)	—
Year ended 7/31/08	$27.59	0.48	Δ	(3.58)	(3.10)	(0.44)	—
Year ended 7/31/07	$24.23	0.45	Δ	3.37	3.82	(0.46)	—
Year ended 7/31/06	$23.45	0.39	Δ	0.79	1.18	(0.40)	—

Equity Index Trust Shares
Six months ended 1/31/11 ~	$20.97	0.17	Δ	2.53	2.70	(0.18)	(0.78)
Year ended 7/31/10	$18.76	0.34	Δ	2.19	2.53	(0.32)	—
Year ended 7/31/09	$24.05	0.41	Δ	(5.25)	(4.84)	(0.45)	—
Year ended 7/31/08	$27.60	0.46	Δ	(3.60)	(3.14)	(0.41)	—
Year ended 7/31/07	$24.23	0.43	Δ	3.36	3.79	(0.42)	—
Year ended 7/31/06	$23.45	0.36	Δ	0.79	1.15	(0.37)	—

See notes to financial highlights and notes to financial statements.

116

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (d)

(0.99)	$23.67	17.89%*	$179,334	0.60%**	0.19%**	1.78%**	1%
(0.37)	$20.97	13.77%	$148,671	0.61%	0.19%	1.87%	6%
(0.49)	$18.76	(19.89)%	$141,566	0.62%	0.19%	2.47%	7%
(0.49)	$24.05	(11.27)%	$169,016	0.60%	0.19%	1.97%	4%
(0.49)	$27.60	15.92%	$193,180	0.61%	0.19%	1.84%	4%
(0.43)	$24.24	5.21%	$184,177	0.60%	0.19%	1.75%	6%

(0.97)	$23.58	17.71%*	$44,278	0.85%**	0.44%**	1.53%**	1%
(0.32)	$20.90	13.47%	$37,146	0.86%	0.44%	1.62%	6%
(0.45)	$18.70	(20.05)%	$41,527	0.87%	0.44%	2.22%	7%
(0.42)	$23.97	(11.51)%	$55,640	0.85%	0.44%	1.71%	4%
(0.42)	$27.51	15.65%	$65,640	0.86%	0.44%	1.59%	4%
(0.38)	$24.16	4.97%	$65,204	0.85%	0.44%	1.52%	6%

(0.88)	$23.44	17.31%*	$1,243	1.60%**	1.19%**	0.80%**	1%
(0.16)	$20.77	12.62%	$1,381	1.61%	1.19%	0.86%	6%
(0.33)	$18.58	(20.68)%	$1,989	1.62%	1.19%	1.49%	7%
(0.20)	$23.84	(12.15)%	$3,029	1.60%	1.19%	0.97%	4%
(0.22)	$27.34	14.79%	$3,961	1.61%	1.19%	0.84%	4%
(0.20)	$24.01	4.17%	$4,229	1.60%	1.19%	0.76%	6%

(0.88)	$23.38	17.16%*	$1,109	1.60%**	1.19%**	0.79%**	1%
(0.15)	$20.75	12.43%	$1,032	1.61%	1.19%	0.88%	6%
(0.33)	$18.59	(20.69)%	$1,452	1.62%	1.19%	1.46%	7%
(0.20)	$23.86	(12.17)%	$1,876	1.60%	1.19%	0.97%	4%
(0.22)	$27.37	14.81%	$2,223	1.61%	1.19%	0.83%	4%
(0.19)	$24.03	4.15%	$1,998	1.60%	1.19%	0.77%	6%

(0.98)	$23.66	17.80%*	$8,736	0.68%**	0.27%**	1.72%**	1%
(0.36)	$20.97	13.68%	$8,841	0.69%	0.27%	1.79%	6%
(0.48)	$18.76	(19.95)%	$9,732	0.70%	0.27%	2.38%	7%
(0.46)	$24.05	(11.32)%	$11,175	0.68%	0.27%	1.87%	4%
(0.46)	$27.59	15.83%	$17,852	0.69%	0.27%	1.76%	4%
(0.42)	$24.23	5.13%	$17,558	0.68%	0.27%	1.67%	6%

(0.98)	$23.66	17.82%*	$96,342	0.75%**	0.34%**	1.60%**	1%
(0.34)	$20.96	13.61%	$44,378	0.76%	0.34%	1.71%	6%
(0.46)	$18.76	(20.04)%	$43,098	0.77%	0.34%	2.33%	7%
(0.44)	$24.05	(11.38)%	$56,847	0.75%	0.34%	1.81%	4%
(0.46)	$27.59	15.76%	$69,251	0.76%	0.34%	1.68%	4%
(0.40)	$24.23	5.06%	$64,939	0.75%	0.34%	1.62%	6%

(0.98)	$23.67	17.74%*	$30,660	0.85%**	0.44%**	1.55%**	1%
(0.32)	$20.97	13.49%	$31,979	0.86%	0.44%	1.62%	6%
(0.45)	$18.76	(20.08)%	$27,411	0.87%	0.44%	2.24%	7%
(0.41)	$24.05	(11.51)%	$53,924	0.85%	0.44%	1.72%	4%
(0.42)	$27.60	15.69%	$68,661	0.86%	0.44%	1.59%	4%
(0.37)	$24.23	4.95%	$67,747	0.85%	0.44%	1.52%	6%

See notes to financial highlights and notes to financial statements.

117

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains

International Equity Institutional Shares
Six months ended 1/31/11 ~	$7.35	0.04	Δ	1.24	1.28	(0.19)	—
Year ended 7/31/10	$7.25	0.16	Δ	0.19	0.35	(0.25)	—
Year ended 7/31/09	$12.24	0.22	Δ	(3.59)	(3.37)	(0.19)	(1.43)
Year ended 7/31/08	$15.55	0.45	Δ	(2.30)	(1.85)	(0.46)	(1.00)
Year ended 7/31/07	$12.83	0.18	Δ@	2.92	3.10	(0.11)	(0.27)
Year ended 7/31/06	$10.79	0.15	Δ	2.37	2.52	(0.20)	(0.28)

International Equity Class A Shares
Six months ended 1/31/11 ~	$7.33	0.02	Δ	1.26	1.28	(0.17)	—
Year ended 7/31/10	$7.24	0.14	Δ	0.19	0.33	(0.24)	—
Year ended 7/31/09	$12.23	0.20	Δ	(3.59)	(3.39)	(0.17)	(1.43)
Year ended 7/31/08	$15.54	0.40	Δ	(2.28)	(1.88)	(0.43)	(1.00)
Year ended 7/31/07	$12.84	0.15	Δ@	2.92	3.07	(0.10)	(0.27)
Year ended 7/31/06	$10.80	0.13	Δ	2.36	2.49	(0.17)	(0.28)

International Equity Class B Shares
Six months ended 1/31/11 ~	$7.15	—	ˆΔ	1.20	1.20	(0.05)	—
Year ended 7/31/10	$7.09	0.08	Δ	0.18	0.26	(0.20)	—
Year ended 7/31/09	$11.95	0.14	Δ	(3.48)	(3.34)	(0.09)	(1.43)
Year ended 7/31/08	$15.21	0.29	Δ	(2.23)	(1.94)	(0.32)	(1.00)
Year ended 7/31/07	$12.64	0.04	Δ@	2.86	2.90	(0.06)	(0.27)
Year ended 7/31/06	$10.66	0.04	Δ	2.32	2.36	(0.10)	(0.28)

International Equity Class C Shares
Six months ended 1/31/11 ~	$6.84	—	ˆΔ	1.16	1.16	(0.10)	—
Year ended 7/31/10	$6.79	0.08	Δ	0.18	0.26	(0.21)	—
Year ended 7/31/09	$11.61	0.14	Δ	(3.42)	(3.28)	(0.11)	(1.43)
Year ended 7/31/08	$14.81	0.30	Δ	(2.18)	(1.88)	(0.32)	(1.00)
Year ended 7/31/07	$12.31	0.02	Δ@	2.81	2.83	(0.06)	(0.27)
Year ended 7/31/06	$10.39	0.03	Δ	2.28	2.31	(0.11)	(0.28)

Strategic Income Institutional Shares
Six months ended 1/31/11 ~	$10.02	0.27	Δ	0.29	0.56	(0.26)	—
Year ended 7/31/10	$8.95	0.53	Δ	1.26	1.79	(0.72)	—
Year ended 7/31/09	$9.38	0.57	Δ	(0.38)	0.19	(0.61)	(0.01)
Year ended 7/31/08	$11.18	0.55	Δ	(1.41)	(0.85)	(0.61)	(0.33)
Year ended 7/31/07	$11.28	0.55	Δ	0.01	0.56	(0.55)	(0.11)
Year ended 7/31/06	$11.54	0.52	Δ	(0.23)	0.29	(0.52)	(0.03)

Strategic Income Class A Shares
Six months ended 1/31/11 ~	$10.00	0.26	Δ	0.29	0.55	(0.25)	—
Year ended 7/31/10	$8.93	0.51	Δ	1.26	1.77	(0.70)	—
Year ended 7/31/09	$9.36	0.56	Δ	(0.39)	0.17	(0.59)	(0.01)
Year ended 7/31/08	$11.15	0.53	Δ	(1.41)	(0.88)	(0.58)	(0.33)
Year ended 7/31/07	$11.25	0.52	Δ	0.02	0.54	(0.52)	(0.11)
Year ended 7/31/06	$11.51	0.48	Δ	(0.22)	0.26	(0.49)	(0.03)

Strategic Income Class B Shares
Six months ended 1/31/11 ~	$9.99	0.22	Δ	0.29	0.51	(0.21)	—
Year ended 7/31/10	$8.93	0.44	Δ	1.25	1.69	(0.63)	—
Year ended 7/31/09	$9.36	0.50	Δ	(0.38)	0.12	(0.54)	(0.01)
Year ended 7/31/08	$11.15	0.45	Δ	(1.41)	(0.96)	(0.50)	(0.33)
Year ended 7/31/07	$11.25	0.43	Δ	0.02	0.45	(0.44)	(0.11)
Year ended 7/31/06	$11.51	0.40	Δ	(0.23)	0.17	(0.40)	(0.03)

Strategic Income Class C Shares
Six months ended 1/31/11 ~	$9.90	0.22	Δ	0.28	0.50	(0.21)	—
Year ended 7/31/10	$8.85	0.43	Δ	1.25	1.68	(0.63)	—
Year ended 7/31/09	$9.29	0.49	Δ	(0.38)	0.11	(0.54)	(0.01)
Year ended 7/31/08	$11.07	0.45	Δ	(1.40)	(0.95)	(0.50)	(0.33)
Year ended 7/31/07	$11.17	0.43	Δ	0.02	0.45	(0.44)	(0.11)
Year ended 7/31/06	$11.43	0.40	Δ	(0.23)	0.17	(0.40)	(0.03)

See notes to financial highlights and notes to financial statements.

118

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)		Ratios of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate (d)

(0.19)	$8.44	17.42%*	$232,455	1.35%**	1.17	%‡**	0.89	%**	51%
(0.25)	$7.35	4.61%	$229,888	1.34%	1.18	%‡	2.18%		137%
(1.62)	$7.25	(24.36)%	$233,968	1.34%	1.22	%‡	3.01%		104%
(1.46)	$12.24	(13.56)%	$420,993	1.36%	1.26%		3.13%		155%
(0.38)	$15.55	24.57%@	$469,183	1.36%	1.35%		1.29%		20%
(0.48)	$12.83	23.86%	$434,572	1.37%	1.35%		1.24%		23%

(0.17)	$8.44	17.44%*	$11,279	1.60%**	1.42	%‡**	0.62	%**	51%
(0.24)	$7.33	4.34%	$10,216	1.59%	1.43	%‡	1.87%		137%
(1.60)	$7.24	(24.64)%	$11,754	1.59%	1.47	%‡	2.74%		104%
(1.43)	$12.23	(13.81)%	$20,160	1.60%	1.50%		2.80%		155%
(0.37)	$15.54	24.35%@	$21,533	1.61%	1.60%		1.06%		20%
(0.45)	$12.84	23.53%	$27,725	1.62%	1.60%		1.03%		23%

(0.05)	$8.30	16.85%*	$497	2.35%**	2.17	%‡**	(0.09	)%**	51%
(0.20)	$7.15	3.57%	$565	2.34%	2.18	%‡	1.02%		137%
(1.52)	$7.09	(25.00)%	$978	2.34%	2.22	%‡	1.99%		104%
(1.32)	$11.95	(14.45)%	$2,177	2.36%	2.26%		2.10%		155%
(0.33)	$15.21	23.36%@	$2,677	2.35%	2.35%		0.32%		20%
(0.38)	$12.64	22.59%	$2,060	2.37%	2.35%		0.32%		23%

(0.10)	$7.90	16.97%*	$313	2.35%**	2.17	%‡**	(0.12	)%**	51%
(0.21)	$6.84	3.59%	$310	2.34%	2.18	%‡	1.11%		137%
(1.54)	$6.79	(25.18)%	$378	2.34%	2.22	%‡	2.01%		104%
(1.32)	$11.61	(14.43)%	$721	2.36%	2.26%		2.19%		155%
(0.33)	$14.81	23.40%@	$878	2.35%	2.35%		0.16%		20%
(0.39)	$12.31	22.61%	$1,139	2.37%	2.35%		0.29%		23%

(0.26)	$10.32	5.78%*	$86,173	1.37%**	0.81	%**	5.31	%**	18%
(0.72)	$10.02	20.39%	$80,807	1.40%	0.87%		5.51%		31%
(0.62)	$8.95	3.38%	$59,493	1.40%	0.93%		7.29%		32%
(0.94)	$9.38	(8.30)%	$90,639	1.35%	0.96%		5.28%		32%
(0.66)	$11.18	4.97%	$116,454	1.34%	1.06%		4.75%		18%
(0.55)	$11.28	2.61%	$107,130	1.34%	1.31%		4.56%		8%

(0.25)	$10.30	5.66%*	$22,057	1.62%**	1.06	%**	5.06	%**	18%
(0.70)	$10.00	20.27%	$19,461	1.65%	1.12%		5.27%		31%
(0.60)	$8.93	3.02%	$13,406	1.65%	1.18%		7.05%		32%
(0.91)	$9.36	(8.46)%	$14,768	1.60%	1.21%		5.21%		32%
(0.64)	$11.15	4.72%	$4,904	1.59%	1.31%		4.49%		18%
(0.52)	$11.25	2.36%	$4,429	1.59%	1.56%		4.30%		8%

(0.21)	$10.29	5.16%*	$714	2.37%**	1.81	%**	4.28	%**	18%
(0.63)	$9.99	19.38%	$729	2.40%	1.87%		4.56%		31%
(0.55)	$8.93	2.26%	$767	2.40%	1.93%		6.31%		32%
(0.83)	$9.36	(9.15)%	$979	2.35%	1.96%		4.27%		32%
(0.55)	$11.15	3.94%	$1,528	2.34%	2.05%		3.76%		18%
(0.43)	$11.25	1.60%	$1,588	2.34%	2.31%		3.57%		8%

(0.21)	$10.19	5.22%*	$14,315	2.37%**	1.81	%**	4.30	%**	18%
(0.63)	$9.90	19.20%	$12,504	2.40%	1.87%		4.53%		31%
(0.55)	$8.85	2.29%	$8,468	2.40%	1.93%		6.32%		32%
(0.83)	$9.29	(9.12)%	$9,780	2.35%	1.96%		4.26%		32%
(0.55)	$11.07	3.98%	$15,676	2.34%	2.06%		3.75%		18%
(0.43)	$11.17	1.62%	$20,019	2.34%	2.32%		3.53%		8%

See notes to financial highlights and notes to financial statements.

119

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations					Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions		Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains

LifeModel AggressiveSM Institutional Shares
Six months ended 1/31/11 ~	$9.37	0.10	#Δ	1.65	#	1.75	(0.10)	—
Year ended 7/31/10	$8.73	0.13	#Δ	0.77	#	0.90	(0.13)	(0.13)
Year ended 7/31/09	$13.57	0.20	#Δ	(3.55	)#	(3.35)	(0.24)	(1.25)
Year ended 7/31/08	$16.58	0.20	#Δ	(1.56	)#	(1.36)	(0.49)	(1.16)
Year ended 7/31/07	$14.58	0.14	#Δ	2.39	#	2.53	(0.12)	(0.41)
Year ended 7/31/06	$14.36	0.21	#Δ	0.52	#	0.73	(0.20)	(0.31)

LifeModel AggressiveSM Class A Shares
Six months ended 1/31/11 ~	$9.30	0.09	#Δ	1.63	#	1.72	(0.09)	—
Year ended 7/31/10	$8.67	0.10	#Δ	0.76	#	0.86	(0.10)	(0.13)
Year ended 7/31/09	$13.49	0.17	#Δ	(3.52	)#	(3.35)	(0.22)	(1.25)
Year ended 7/31/08	$16.51	0.18	#Δ	(1.58	)#	(1.40)	(0.46)	(1.16)
Year ended 7/31/07	$14.53	0.10	#Δ	2.38	#	2.48	(0.09)	(0.41)
Year ended 7/31/06	$14.32	0.17	#Δ	0.51	#	0.68	(0.16)	(0.31)

LifeModel AggressiveSM Class B Shares
Six months ended 1/31/11 ~	$8.94	0.04	#Δ	1.59	#	1.63	(0.06)	—
Year ended 7/31/10	$8.38	0.03	#Δ	0.73	#	0.76	(0.07)	(0.13)
Year ended 7/31/09	$13.12	0.11	#Δ	(3.44	)#	(3.33)	(0.16)	(1.25)
Year ended 7/31/08	$16.11	0.06	#Δ	(1.52	)#	(1.46)	(0.37)	(1.16)
Year ended 7/31/07	$14.24	(0.02	)#Δ	2.33	#	2.31	(0.02)	(0.42)
Year ended 7/31/06	$14.08	0.06	#	0.51	#	0.57	(0.10)	(0.31)

LifeModel AggressiveSM Class C Shares
Six months ended 1/31/11 ~	$8.94	0.05	#Δ	1.57	#	1.62	(0.06)	—
Year ended 7/31/10	$8.37	0.03	#Δ	0.74	#	0.77	(0.07)	(0.13)
Year ended 7/31/09	$13.11	0.11	#Δ	(3.44	)#	(3.33)	(0.16)	(1.25)
Year ended 7/31/08	$16.11	0.05	#Δ	(1.52	)#	(1.47)	(0.37)	(1.16)
Year ended 7/31/07	$14.24	(0.04	)#Δ	2.35	#	2.31	(0.03)	(0.41)
Year ended 7/31/06	$14.08	0.06	#	0.51	#	0.57	(0.10)	(0.31)

LifeModel Moderately AggressiveSM Institutional Shares
Six months ended 1/31/11 ~	$9.77	0.12	#Δ	1.35	#	1.47	(0.13)	—
Year ended 7/31/10	$9.14	0.19	#Δ	0.68	#	0.87	(0.20)	(0.04)
Year ended 7/31/09	$12.85	0.28	#Δ	(2.71	)#	(2.43)	(0.37)	(0.91)
Year ended 7/31/08	$15.44	0.29	#Δ	(1.32	)#	(1.03)	(0.45)	(1.11)
Year ended 7/31/07	$13.98	0.25	#Δ	1.84	#	2.09	(0.26)	(0.37)
Year ended 7/31/06	$13.91	0.28	#	0.34	#	0.62	(0.28)	(0.27)

LifeModel Moderately AggressiveSM Class A Shares
Six months ended 1/31/11 ~	$9.76	0.11	#Δ	1.34	#	1.45	(0.11)	—
Year ended 7/31/10	$9.12	0.17	#Δ	0.69	#	0.86	(0.18)	(0.04)
Year ended 7/31/09	$12.83	0.26	#Δ	(2.72	)#	(2.46)	(0.34)	(0.91)
Year ended 7/31/08	$15.42	0.27	#Δ	(1.34	)#	(1.07)	(0.41)	(1.11)
Year ended 7/31/07	$13.96	0.21	#Δ	1.83	#	2.04	(0.22)	(0.36)
Year ended 7/31/06	$13.89	0.26	#	0.33	#	0.59	(0.25)	(0.27)

LifeModel Moderately AggressiveSM Class B Shares
Six months ended 1/31/11 ~	$9.65	0.07	#Δ	1.32	#	1.39	(0.07)	—
Year ended 7/31/10	$9.02	0.10	#Δ	0.67	#	0.77	(0.10)	(0.04)
Year ended 7/31/09	$12.72	0.18	#Δ	(2.69	)#	(2.51)	(0.28)	(0.91)
Year ended 7/31/08	$15.34	0.17	#Δ	(1.33	)#	(1.16)	(0.35)	(1.11)
Year ended 7/31/07	$13.90	0.10	#Δ	1.82	#	1.92	(0.11)	(0.37)
Year ended 7/31/06	$13.83	0.15	#Δ	0.34	#	0.49	(0.15)	(0.27)

LifeModel Moderately AggressiveSM Class C Shares
Six months ended 1/31/11 ~	$9.65	0.07	#Δ	1.33	#	1.40	(0.08)	—
Year ended 7/31/10	$9.03	0.09	#Δ	0.67	#	0.76	(0.10)	(0.04)
Year ended 7/31/09	$12.71	0.18	#Δ	(2.67	)#	(2.49)	(0.28)	(0.91)
Year ended 7/31/08	$15.34	0.19	#Δ	(1.36	)#	(1.17)	(0.35)	(1.11)
Year ended 7/31/07	$13.89	0.10	#Δ	1.83	#	1.93	(0.11)	(0.37)
Year ended 7/31/06	$13.83	0.15	#Δ	0.33	#	0.48	(0.15)	(0.27)

See notes to financial highlights and notes to financial statements.

120

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate (d)

(0.10)	$11.02	18.73%*	$83,232	0.56%**	0.08%**	1.97%**	6%
(0.26)	$9.37	10.25%	$75,906	0.54%	0.08%	1.36%	11%
(1.49)	$8.73	(22.95)%	$76,770	0.56%	0.08%	2.21%	9%
(1.65)	$13.57	(9.45)%	$107,929	0.49%	0.08%	1.31%	26%
(0.53)	$16.58	17.59%	$119,437	0.49%	0.08%	0.87%	14%
(0.51)	$14.58	5.13%	$101,365	0.48%	0.08%	1.38%	14%

(0.09)	$10.93	18.54%*	$26,974	0.81%**	0.33%**	1.72%**	6%
(0.23)	$9.30	9.94%	$24,982	0.79%	0.33%	1.10%	11%
(1.47)	$8.67	(23.12)%	$28,126	0.81%	0.33%	1.95%	9%
(1.62)	$13.49	(9.74)%	$44,892	0.74%	0.33%	1.19%	26%
(0.50)	$16.51	17.29%	$57,421	0.73%	0.33%	0.62%	14%
(0.47)	$14.53	4.80%	$50,416	0.72%	0.33%	1.15%	14%

(0.06)	$10.51	18.25%*	$6,715	1.56%**	1.08%**	0.91%**	6%
(0.20)	$8.94	9.01%	$6,672	1.54%	1.08%	0.35%	11%
(1.41)	$8.38	(23.68)%	$7,893	1.56%	1.08%	1.24%	9%
(1.53)	$13.12	(10.41)%	$13,202	1.49%	1.08%	0.39%	26%
(0.44)	$16.11	16.44%	$18,547	1.49%	1.08%	(0.13)%	14%
(0.41)	$14.24	4.10%	$16,926	1.47%	1.08%	0.39%	14%

(0.06)	$10.50	18.15%*	$1,297	1.56%**	1.08%**	0.97%**	6%
(0.20)	$8.94	9.14%	$1,189	1.54%	1.08%	0.32%	11%
(1.41)	$8.37	(23.70)%	$1,342	1.55%	1.08%	1.24%	9%
(1.53)	$13.11	(10.44)%	$2,236	1.49%	1.08%	0.36%	26%
(0.44)	$16.11	16.45%	$3,016	1.49%	1.08%	(0.24)%	14%
(0.41)	$14.24	4.11%	$2,661	1.47%	1.08%	0.37%	14%

(0.13)	$11.11	15.05%*	$111,598	0.55%**	0.08%**	2.36%**	6%
(0.24)	$9.77	9.56%	$100,910	0.53%	0.08%	1.98%	16%
(1.28)	$9.14	(17.50)%	$110,522	0.54%	0.08%	3.06%	8%
(1.56)	$12.85	(7.76)%	$135,474	0.48%	0.08%	2.06%	26%
(0.63)	$15.44	15.16%	$146,973	0.47%	0.08%	1.68%	20%
(0.55)	$13.98	4.60%	$135,542	0.45%	0.08%	2.09%	19%

(0.11)	$11.10	14.92%*	$61,281	0.80%**	0.33%**	2.10%**	6%
(0.22)	$9.76	9.40%	$57,520	0.78%	0.33%	1.70%	16%
(1.25)	$9.12	(17.73)%	$64,959	0.79%	0.33%	2.77%	8%
(1.52)	$12.83	(7.95)%	$98,658	0.73%	0.33%	1.89%	26%
(0.58)	$15.42	14.82%	$127,824	0.72%	0.33%	1.42%	20%
(0.52)	$13.96	4.36%	$128,564	0.70%	0.33%	1.86%	19%

(0.07)	$10.97	14.47%*	$23,165	1.55%**	1.08%**	1.31%**	6%
(0.14)	$9.65	8.57%	$24,105	1.53%	1.08%	0.99%	16%
(1.19)	$9.02	(18.37)%	$27,726	1.54%	1.08%	2.03%	8%
(1.46)	$12.72	(8.65)%	$43,036	1.48%	1.08%	1.20%	26%
(0.48)	$15.34	13.97%	$56,679	1.47%	1.08%	0.68%	20%
(0.42)	$13.90	3.63%	$53,395	1.45%	1.08%	1.10%	19%

(0.08)	$10.97	14.48%*	$3,150	1.55%**	1.08%**	1.35%**	6%
(0.14)	$9.65	8.43%	$2,989	1.53%	1.08%	0.96%	16%
(1.19)	$9.03	(18.28)%	$3,375	1.54%	1.08%	1.99%	8%
(1.46)	$12.71	(8.73)%	$6,077	1.48%	1.08%	1.35%	26%
(0.48)	$15.34	13.98%	$9,012	1.47%	1.08%	0.68%	20%
(0.42)	$13.89	3.53%	$8,196	1.45%	1.08%	1.11%	19%

See notes to financial highlights and notes to financial statements.

121

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations					Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions		Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains

LifeModel ModerateSM Institutional Shares
Six months ended 1/31/11 ~	$9.61	0.14	#Δ	0.94	#	1.08	(0.14)	—
Year ended 7/31/10	$9.01	0.25	#Δ	0.61	#	0.86	(0.26)	—
Year ended 7/31/09	$11.43	0.34	#Δ	(1.81	)#	(1.47)	(0.42)	(0.53)
Year ended 7/31/08	$13.34	0.36	#Δ	(1.06	)#	(0.70)	(0.45)	(0.76)
Year ended 7/31/07	$12.43	0.33	#Δ	1.21	#	1.54	(0.33)	(0.30)
Year ended 7/31/06	$12.52	0.33	#	0.15	#	0.48	(0.33)	(0.24)

LifeModel ModerateSM Class A Shares
Six months ended 1/31/11 ~	$9.60	0.13	#Δ	0.94	#	1.07	(0.13)	—
Year ended 7/31/10	$9.00	0.23	#Δ	0.61	#	0.84	(0.24)	—
Year ended 7/31/09	$11.42	0.32	#Δ	(1.81	)#	(1.49)	(0.40)	(0.53)
Year ended 7/31/08	$13.32	0.33	#Δ	(1.06	)#	(0.73)	(0.41)	(0.76)
Year ended 7/31/07	$12.41	0.29	#Δ	1.22		1.51	(0.30)	(0.30)
Year ended 7/31/06	$12.50	0.30	#	0.15	#	0.45	(0.30)	(0.24)

LifeModel ModerateSM Class B Shares
Six months ended 1/31/11 ~	$9.54	0.08	#Δ	0.94	#	1.02	(0.09)	—
Year ended 7/31/10	$8.95	0.15	#Δ	0.60	#	0.75	(0.16)	—
Year ended 7/31/09	$11.37	0.25	#Δ	(1.80	)#	(1.55)	(0.34)	(0.53)
Year ended 7/31/08	$13.25	0.24	#Δ	(1.05	)#	(0.81)	(0.31)	(0.76)
Year ended 7/31/07	$12.35	0.19	#Δ	1.21	#	1.40	(0.20)	(0.30)
Year ended 7/31/06	$12.45	0.21	#	0.14		0.35	(0.21)	(0.24)

LifeModel ModerateSM Class C Shares
Six months ended 1/31/11 ~	$9.55	0.09	#Δ	0.93	#	1.02	(0.09)	—
Year ended 7/31/10	$8.95	0.15	#Δ	0.61	#	0.76	(0.16)	—
Year ended 7/31/09	$11.37	0.25	#Δ	(1.80	)#	(1.55)	(0.34)	(0.53)
Year ended 7/31/08	$13.26	0.24	#Δ	(1.06	)#	(0.82)	(0.31)	(0.76)
Year ended 7/31/07	$12.36	0.19	#Δ	1.21	#	1.40	(0.20)	(0.30)
Year ended 7/31/06	$12.45	0.21	#	0.14	#	0.35	(0.20)	(0.24)

LifeModel Moderately ConservativeSM Institutional Shares
Six months ended 1/31/11 ~	$8.92	0.14	#Δ	0.71	#	0.85	(0.14)	—
Year ended 7/31/10	$8.35	0.26	#Δ	0.57	#	0.83	(0.26)	—
Year ended 7/31/09	$10.34	0.34	#Δ	(1.40	)#	(1.06)	(0.41)	(0.52)
Year ended 7/31/08	$11.95	0.37	#Δ	(0.90	)#	(0.53)	(0.42)	(0.66)
Year ended 7/31/07	$11.36	0.34	#Δ	0.93	#	1.27	(0.35)	(0.33)
Year ended 7/31/06	$11.59	0.34	#	0.04	#	0.38	(0.34)	(0.27)

LifeModel Moderately ConservativeSM Class A Shares
Six months ended 1/31/11 ~	$8.90	0.12	#Δ	0.72	#	0.84	(0.13)	—
Year ended 7/31/10	$8.33	0.23	#Δ	0.58	#	0.81	(0.24)	—
Year ended 7/31/09	$10.32	0.32	#Δ	(1.40	)#	(1.08)	(0.39)	(0.52)
Year ended 7/31/08	$11.93	0.33	#Δ	(0.89	)#	(0.56)	(0.39)	(0.66)
Year ended 7/31/07	$11.35	0.31	#Δ	0.92	#	1.23	(0.32)	(0.33)
Year ended 7/31/06	$11.58	0.32	#	0.03	#	0.35	(0.31)	(0.27)

LifeModel Moderately ConservativeSM Class B Shares
Six months ended 1/31/11 ~	$8.87	0.09	#Δ	0.70	#	0.79	(0.09)	—
Year ended 7/31/10	$8.30	0.17	#Δ	0.57	#	0.74	(0.17)	—
Year ended 7/31/09	$10.29	0.25	#Δ	(1.38	)#	(1.13)	(0.34)	(0.52)
Year ended 7/31/08	$11.88	0.25	#Δ	(0.89	)#	(0.64)	(0.29)	(0.66)
Year ended 7/31/07	$11.30	0.22	#Δ	0.92	#	1.14	(0.23)	(0.33)
Year ended 7/31/06	$11.54	0.24	#	0.02	#	0.26	(0.23)	(0.27)

LifeModel Moderately ConservativeSM Class C Shares
Six months ended 1/31/11 ~	$8.88	0.09	#Δ	0.70	#	0.79	(0.09)	—
Year ended 7/31/10	$8.31	0.16	#Δ	0.58	#	0.74	(0.17)	—
Year ended 7/31/09	$10.30	0.26	#Δ	(1.39	)#	(1.13)	(0.34)	(0.52)
Year ended 7/31/08	$11.89	0.25	#Δ	(0.89	)#	(0.64)	(0.29)	(0.66)
Year ended 7/31/07	$11.32	0.22	#Δ	0.91	#	1.13	(0.23)	(0.33)
Year ended 7/31/06	$11.54	0.24	#	0.03	#	0.27	(0.22)	(0.27)

See notes to financial highlights and notes to financial statements.

122

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate (d)

(0.14)	$10.55	11.31%*	$206,264	0.46%**	0.08%**	2.74%**	5%
(0.26)	$9.61	9.60%	$195,480	0.45%	0.08%	2.63%	9%
(0.95)	$9.01	(11.88)%	$258,159	0.44%	0.08%	3.80%	7%
(1.21)	$11.43	(6.02)%	$312,435	0.43%	0.08%	2.85%	23%
(0.63)	$13.34	12.60%	$369,880	0.44%	0.08%	2.48%	18%
(0.57)	$12.43	3.90%	$369,903	0.43%	0.08%	2.70%	30%

(0.13)	$10.54	11.18%*	$41,229	0.71%**	0.33%**	2.46%**	5%
(0.24)	$9.60	9.33%	$40,212	0.70%	0.33%	2.39%	9%
(0.93)	$9.00	(12.09)%	$48,590	0.69%	0.33%	3.53%	7%
(1.17)	$11.42	(6.21)%	$71,338	0.68%	0.33%	2.67%	23%
(0.60)	$13.32	12.32%	$92,719	0.69%	0.33%	2.23%	18%
(0.54)	$12.41	3.65%	$100,588	0.68%	0.33%	2.46%	30%

(0.09)	$10.47	10.71%*	$15,569	1.46%**	1.08%**	1.67%**	5%
(0.16)	$9.54	8.43%	$17,417	1.45%	1.08%	1.63%	9%
(0.87)	$8.95	(12.76)%	$20,489	1.44%	1.08%	2.78%	7%
(1.07)	$11.37	(6.87)%	$32,003	1.43%	1.08%	1.93%	23%
(0.50)	$13.25	11.47%	$43,013	1.44%	1.08%	1.48%	18%
(0.45)	$12.35	2.82%	$43,234	1.43%	1.08%	1.70%	30%

(0.09)	$10.48	10.72%*	$2,880	1.46%**	1.08%**	1.73%**	5%
(0.16)	$9.55	8.57%	$2,706	1.45%	1.08%	1.61%	9%
(0.87)	$8.95	(12.77)%	$2,709	1.44%	1.08%	2.78%	7%
(1.07)	$11.37	(6.95)%	$4,333	1.43%	1.08%	1.92%	23%
(0.50)	$13.26	11.46%	$6,158	1.44%	1.08%	1.48%	18%
(0.44)	$12.36	2.88%	$6,495	1.43%	1.08%	1.70%	30%

(0.14)	$9.63	9.55%*	$35,820	0.64%**	0.08%**	2.92%**	9%
(0.26)	$8.92	10.07%	$33,074	0.59%	0.08%	2.90%	14%
(0.93)	$8.35	(9.12)%	$35,581	0.59%	0.08%	4.11%	8%
(1.08)	$10.34	(5.03)%	$43,093	0.53%	0.08%	3.28%	25%
(0.68)	$11.95	11.24%	$41,336	0.54%	0.08%	2.89%	30%
(0.61)	$11.36	3.39%	$42,683	0.50%	0.08%	3.05%	22%

(0.13)	$9.61	9.43%*	$14,387	0.89%**	0.33%**	2.61%**	9%
(0.24)	$8.90	9.82%	$15,138	0.84%	0.33%	2.66%	14%
(0.91)	$8.33	(9.36)%	$16,941	0.84%	0.33%	3.81%	8%
(1.05)	$10.32	(5.30)%	$25,200	0.79%	0.33%	2.92%	25%
(0.65)	$11.93	10.96%	$35,676	0.79%	0.33%	2.63%	30%
(0.58)	$11.36	3.14%	$37,479	0.75%	0.33%	2.80%	22%

(0.09)	$9.57	8.92%*	$6,283	1.64%**	1.08%**	1.84%**	9%
(0.17)	$8.87	9.01%	$7,258	1.59%	1.08%	1.89%	14%
(0.86)	$8.30	(10.03)%	$8,292	1.59%	1.08%	3.06%	8%
(0.95)	$10.29	(5.94)%	$13,891	1.54%	1.08%	2.25%	25%
(0.56)	$11.88	10.17%	$18,839	1.54%	1.08%	1.89%	30%
(0.50)	$11.30	2.28%	$20,488	1.50%	1.08%	2.05%	22%

(0.09)	$9.58	8.94%*	$1,059	1.64%**	1.08%**	1.91%**	9%
(0.17)	$8.88	8.98%	$1,009	1.59%	1.08%	1.87%	14%
(0.86)	$8.31	(10.00)%	$1,264	1.59%	1.08%	3.09%	8%
(0.95)	$10.30	(5.93)%	$2,071	1.54%	1.08%	2.23%	25%
(0.56)	$11.89	10.08%	$2,755	1.54%	1.08%	1.88%	30%
(0.49)	$11.32	2.43%	$3,058	1.50%	1.08%	2.05%	22%

See notes to financial highlights and notes to financial statements.

123

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations					Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions		Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains

LifeModel ConservativeSM Institutional Shares
Six months ended 1/31/11 ~	$9.26	0.16	#Δ	0.38	#	0.54	(0.17)	—
Year ended 7/31/10	$8.75	0.32	#Δ	0.52	#	0.84	(0.33)	—
Year ended 7/31/09	$9.89	0.41	#Δ	(0.92	)#	(0.51)	(0.46)	(0.17)
Year ended 7/31/08	$10.99	0.43	#Δ	(0.80	)#	(0.37)	(0.43)	(0.30)
Year ended 7/31/07	$10.72	0.41	#Δ	0.49	#	0.90	(0.41)	(0.22)
Year ended 7/31/06	$10.92	0.40	#Δ	(0.09	)#	0.31	(0.40)	(0.11)

LifeModel ConservativeSM Class A Shares
Six months ended 1/31/11 ~	$9.24	0.15	#Δ	0.37	#	0.52	(0.15)	—
Year ended 7/31/10	$8.74	0.30	#Δ	0.51	#	0.81	(0.31)	—
Year ended 7/31/09	$9.87	0.39	#Δ	(0.91	)#	(0.52)	(0.44)	(0.17)
Year ended 7/31/08	$10.97	0.39	#Δ	(0.79	)#	(0.40)	(0.40)	(0.30)
Year ended 7/31/07	$10.70	0.38	#Δ	0.49	#	0.87	(0.38)	(0.22)
Year ended 7/31/06	$10.90	0.37	#Δ	(0.09	)#	0.28	(0.37)	(0.11)

LifeModel ConservativeSM Class B Shares
Six months ended 1/31/11 ~	$9.20	0.11	#Δ	0.37	#	0.48	(0.11)	—
Year ended 7/31/10	$8.70	0.23	#Δ	0.51	#	0.74	(0.24)	—
Year ended 7/31/09	$9.83	0.32	#Δ	(0.90	)#	(0.58)	(0.38)	(0.17)
Year ended 7/31/08	$10.95	0.31	#Δ	(0.80	)#	(0.49)	(0.33)	(0.30)
Year ended 7/31/07	$10.67	0.29	#Δ	0.50	#	0.79	(0.30)	(0.21)
Year ended 7/31/06	$10.87	0.29	#Δ	(0.09	)#	0.20	(0.29)	(0.11)

LifeModel ConservativeSM Class C Shares
Six months ended 1/31/11 ~	$9.21	0.11	#Δ	0.38	#	0.49	(0.11)	—
Year ended 7/31/10	$8.71	0.23	#Δ	0.51	#	0.74	(0.24)	—
Year ended 7/31/09	$9.84	0.32	#Δ	(0.90	)#	(0.58)	(0.38)	(0.17)
Year ended 7/31/08	$10.95	0.31	#Δ	(0.79	)#	(0.48)	(0.33)	(0.30)
Year ended 7/31/07	$10.67	0.29	#Δ	0.51	#	0.80	(0.30)	(0.22)
Year ended 7/31/06	$10.88	0.29	#Δ	(0.11	)#	0.18	(0.28)	(0.11)

High Yield Bond Institutional Shares
Six months ended 1/31/11 ~	$9.62	0.36	Δ	0.39		0.75	(0.37)	—
Year ended 7/31/10	$8.72	0.73	Δ	0.90		1.63	(0.73)	—
Year ended 7/31/09	$9.14	0.78	Δ	(0.41)		0.37	(0.79)	—
Year ended 7/31/08	$9.57	0.73	Δ	(0.44)		0.29	(0.72)	—
Year ended 7/31/07	$9.74	0.71	Δ	(0.14)		0.57	(0.71)	(0.03)
11/29/05 (c) to 7/31/06	$10.00	0.44		(0.28)		0.16	(0.42)	—

High Yield Bond Class A Shares
Six months ended 1/31/11 ~	$9.59	0.35	Δ	0.39		0.74	(0.35)	—
Year ended 7/31/10	$8.69	0.71	Δ	0.89		1.60	(0.70)	—
Year ended 7/31/09	$9.12	0.74	Δ	(0.40)		0.34	(0.77)	—
Year ended 7/31/08	$9.57	0.69	Δ	(0.46)		0.23	(0.68)	—
Year ended 7/31/07	$9.74	0.68	Δ	(0.13)		0.55	(0.69)	(0.03)
11/29/05 (c) to 7/31/06	$10.00	0.41		(0.27)		0.14	(0.40)	—

High Yield Bond Class B Shares
Six months ended 1/31/11 ~	$9.61	0.31	Δ	0.39		0.70	(0.32)	—
Year ended 7/31/10	$8.71	0.64	Δ	0.89		1.53	(0.63)	—
Year ended 7/31/09	$9.13	0.70	Δ	(0.41)		0.29	(0.71)	—
Year ended 7/31/08	$9.56	0.64	Δ	(0.45)		0.19	(0.62)	—
Year ended 7/31/07	$9.73	0.61	Δ	(0.13)		0.48	(0.62)	(0.03)
11/29/05 (c) to 7/31/06	$10.00	0.33		(0.24)		0.09	(0.36)	—

High Yield Bond Class C Shares
Six months ended 1/31/11 ~	$9.60	0.31	Δ	0.39		0.70	(0.32)	—
Year ended 7/31/10	$8.71	0.63	Δ	0.90		1.53	(0.64)	—
Year ended 7/31/09	$9.13	0.70	Δ	(0.41)		0.29	(0.71)	—
Year ended 7/31/08	$9.57	0.64	Δ	(0.45)		0.19	(0.63)	—
Year ended 7/31/07	$9.74	0.60	Δ	(0.12)		0.48	(0.62)	(0.03)
11/29/05 (c) to 7/31/06	$10.00	0.35		(0.25)		0.10	(0.36)	—

See notes to financial highlights and notes to financial statements.

124

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (d)

(0.17)	$9.63	5.82%*	$26,570	0.73%**	0.08%**	3.38%**	14%
(0.33)	$9.26	9.77%	$23,916	0.65%	0.08%	3.54%	14%
(0.63)	$8.75	(4.64)%	$26,856	0.65%	0.08%	4.80%	6%
(0.73)	$9.89	(3.67)%	$28,215	0.62%	0.08%	4.04%	23%
(0.63)	$10.99	8.58%	$24,570	0.64%	0.08%	3.69%	24%
(0.51)	$10.72	2.88%	$24,385	0.58%	0.08%	3.72%	15%

(0.15)	$9.61	5.69%*	$8,729	0.98%**	0.33%**	3.06%**	14%
(0.31)	$9.24	9.39%	$9,630	0.90%	0.33%	3.30%	14%
(0.61)	$8.74	(4.77)%	$9,914	0.90%	0.33%	4.52%	6%
(0.70)	$9.87	(3.93)%	$12,908	0.88%	0.33%	3.68%	23%
(0.60)	$10.97	8.33%	$15,083	0.89%	0.33%	3.44%	24%
(0.48)	$10.70	2.62%	$16,138	0.82%	0.33%	3.45%	15%

(0.11)	$9.57	5.29%*	$3,272	1.73%**	1.08%**	2.29%**	14%
(0.24)	$9.20	8.58%	$4,051	1.65%	1.08%	2.53%	14%
(0.55)	$8.70	(5.45)%	$5,099	1.65%	1.08%	3.76%	6%
(0.63)	$9.83	(4.78)%	$7,253	1.63%	1.08%	2.97%	23%
(0.51)	$10.95	7.53%	$9,242	1.64%	1.07%	2.69%	24%
(0.40)	$10.67	1.83%	$10,208	1.57%	1.08%	2.69%	15%

(0.11)	$9.59	5.37%*	$943	1.73%**	1.08%**	2.24%**	14%
(0.24)	$9.21	8.56%	$1,365	1.65%	1.08%	2.53%	14%
(0.55)	$8.71	(5.45)%	$1,788	1.65%	1.08%	3.74%	6%
(0.63)	$9.84	(4.70)%	$2,250	1.63%	1.08%	2.91%	23%
(0.52)	$10.95	7.59%	$3,091	1.64%	1.07%	2.67%	24%
(0.39)	$10.67	1.72%	$3,816	1.57%	1.08%	2.68%	15%

(0.37)	$10.00	7.89%*	$63,862	1.15%**	0.74%**	7.27%**	30%
(0.73)	$9.62	19.22%	$53,780	1.20%	0.74%	7.83%	71%
(0.79)	$8.72	5.98%	$47,395	1.19%	0.74%	10.13%	32%
(0.72)	$9.14	2.98%	$50,153	1.15%	0.74%	7.65%	36%
(0.74)	$9.57	5.85%	$68,193	1.14%	0.74%	7.12%	42%
(0.42)	$9.74	1.59%*	$66,033	1.15%**	0.74%**	6.77%**	41%

(0.35)	$9.98	7.90%*	$2,210	1.40%**	0.99%**	7.05%**	30%
(0.70)	$9.59	18.96%	$1,149	1.42%	0.99%	7.71%	71%
(0.77)	$8.69	5.60%	$4,443	1.38%	0.99%	9.23%	32%
(0.68)	$9.12	2.38%	$206	1.40%	0.99%	7.17%	36%
(0.72)	$9.57	5.47%	$175	1.39%	0.99%	6.83%	42%
(0.40)	$9.74	1.44%*	$227	2.98%**	0.99%**	6.74%**	41%

(0.32)	$9.99	7.37%*	$98	2.15%**	1.74%**	6.28%**	30%
(0.63)	$9.61	18.07%	$94	2.21%	1.74%	6.83%	71%
(0.71)	$8.71	4.89%	$74	2.20%	1.74%	9.10%	32%
(0.62)	$9.13	1.94%	$155	2.15%	1.74%	6.67%	36%
(0.65)	$9.56	4.83%	$156	2.15%	1.74%	6.12%	42%
(0.36)	$9.73	0.91%*	$96	7.16%**	1.74%**	5.98%**	41%

(0.32)	$9.98	7.39%*	$2,101	2.15%**	1.74%**	6.26%**	30%
(0.64)	$9.60	18.06%	$1,403	2.23%	1.74%	6.72%	71%
(0.71)	$8.71	4.93%	$113	2.19%	1.74%	9.19%	32%
(0.63)	$9.13	2.00%	$114	2.15%	1.74%	6.67%	36%
(0.65)	$9.57	4.72%	$127	2.15%	1.74%	6.04%	42%
(0.36)	$9.74	0.94%*	$55	8.04%**	1.74%**	5.93%**	41%

See notes to financial highlights and notes to financial statements.

125

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Paid in Capital	Net Realized Gains

Total Return Bond Institutional Shares
Six months ended 1/31/11 ~	$9.02	0.22	Δ	(0.10)	0.12	(0.21)	—	—
Year ended 7/31/10	$8.46	0.38	Δ	0.62	1.00	(0.44)	—	—
Year ended 7/31/09	$9.03	0.46	Δ	(0.55)	(0.09)	(0.48)	—	—
Year ended 7/31/08	$9.68	0.48	Δ	(0.64)	(0.16)	(0.49)	—	—
Year ended 7/31/07	$9.68	0.45	Δ@	0.01	0.46	(0.46)	—	—
Year ended 7/31/06	$10.07	0.42		(0.30)	0.12	(0.45)	—	(0.06)

Total Return Bond Class A Shares
Six months ended 1/31/11 ~	$9.02	0.21	Δ	(0.10)	0.11	(0.20)	—	—
Year ended 7/31/10	$8.46	0.36	Δ	0.61	0.97	(0.41)	—	—
Year ended 7/31/09	$9.03	0.44	Δ	(0.55)	(0.11)	(0.46)	—	—
Year ended 7/31/08	$9.67	0.46	Δ	(0.64)	(0.18)	(0.46)	—	—
Year ended 7/31/07	$9.68	0.43	Δ@	—	0.43	(0.44)	—	—
Year ended 7/31/06	$10.07	0.39		(0.30)	0.09	(0.42)	—	(0.06)

Total Return Bond Class B Shares
Six months ended 1/31/11 ~	$9.03	0.17	Δ	(0.09)	0.08	(0.17)	—	—
Year ended 7/31/10	$8.47	0.29	Δ	0.62	0.91	(0.35)	—	—
Year ended 7/31/09	$9.03	0.38	Δ	(0.54)	(0.16)	(0.40)	—	—
Year ended 7/31/08	$9.68	0.39	Δ	(0.65)	(0.26)	(0.39)	—	—
Year ended 7/31/07	$9.68	0.35	Δ@	0.01	0.36	(0.36)	—	—
Year ended 7/31/06	$10.07	0.32		(0.30)	0.02	(0.35)	—	(0.06)

Total Return Bond Class C Shares
Six months ended 1/31/11 ~	$9.03	0.17	Δ	(0.09)	0.08	(0.17)	—	—
Year ended 7/31/10	$8.47	0.29	Δ	0.62	0.91	(0.35)	—	—
Year ended 7/31/09	$9.04	0.38	Δ	(0.55)	(0.17)	(0.40)	—	—
Year ended 7/31/08	$9.68	0.39	Δ	(0.64)	(0.25)	(0.39)	—	—
Year ended 7/31/07	$9.69	0.35	Δ@	—	0.35	(0.36)	—	—
Year ended 7/31/06	$10.07	0.31		(0.28)	0.03	(0.35)	—	(0.06)

Short Term Bond Institutional Shares
Six months ended 1/31/11 ~	$9.58	0.09	Δ	—	0.09	(0.09)	—	—
Year ended 7/31/10	$9.33	0.22	Δ	0.26	0.48	(0.23)	—	—
Year ended 7/31/09	$9.29	0.33	Δ	0.05	0.38	(0.34)	—	—
Year ended 7/31/08	$9.32	0.38	Δ	(0.03)	0.35	(0.38)	—	—
Year ended 7/31/07	$9.25	0.37	Δ	0.09	0.46	(0.38)	(0.01)	—
Year ended 7/31/06	$9.37	0.31		(0.06)	0.25	(0.37)	—	—

Short Term Bond Class A Shares
Six months ended 1/31/11 ~	$9.57	0.07	Δ	0.01	0.08	(0.08)	—	—
Year ended 7/31/10	$9.32	0.19	Δ	0.27	0.46	(0.21)	—	—
Year ended 7/31/09	$9.29	0.31	Δ	0.04	0.35	(0.32)	—	—
Year ended 7/31/08	$9.31	0.35	Δ	(0.01)	0.34	(0.36)	—	—
Year ended 7/31/07	$9.25	0.35	Δ	0.08	0.43	(0.36)	(0.01)	—
Year ended 7/31/06	$9.36	0.28		(0.04)	0.24	(0.35)	—	—

Short Term Bond Class C Shares
Six months ended 1/31/11 ~	$9.55	0.04	Δ	—	0.04	(0.04)	—	—
Year ended 7/31/10	$9.31	0.10	Δ	0.28	0.38	(0.14)	—	—
Year ended 7/31/09	$9.28	0.22	Δ	0.07	0.29	(0.26)	—	—
Year ended 7/31/08	$9.32	0.28	Δ	(0.02)	0.26	(0.30)	—	—
Year ended 7/31/07	$9.25	0.28	Δ	0.09	0.37	(0.29)	(0.01)	—
Year ended 7/31/06	$9.36	0.21		(0.04)	0.17	(0.28)	—	—

See notes to financial highlights and notes to financial statements.

126

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (d)

(0.21)	$8.93	1.35%*	$244,088	0.88%**	0.64%**	4.87%**	25%
(0.44)	$9.02	11.91%	$275,474	0.87%	0.65%	4.33%	39%
(0.48)	$8.46	(0.71)%	$386,492	0.84%	0.66%	5.54%	15%
(0.49)	$9.03	(1.86)%	$559,548	0.88%	0.69%	5.03%	36%
(0.46)	$9.68	4.83%@	$230,154	0.91%	0.72%	4.57%	65%
(0.51)	$9.68	1.21%	$252,145	0.90%	0.74%	4.23%	352%

(0.20)	$8.93	1.23%*	$14,123	1.13%**	0.89%**	4.63%**	25%
(0.41)	$9.02	11.76%	$15,010	1.12%	0.90%	4.06%	39%
(0.46)	$8.46	(0.95)%	$15,751	1.09%	0.91%	5.29%	15%
(0.46)	$9.03	(1.99)%	$20,497	1.13%	0.94%	4.78%	36%
(0.44)	$9.67	4.45%@	$8,223	1.16%	0.97%	4.32%	65%
(0.48)	$9.68	0.97%	$11,657	1.15%	0.99%	3.97%	352%

(0.17)	$8.94	0.84%*	$1,283	1.88%**	1.64%**	3.78%**	25%
(0.35)	$9.03	10.90%	$1,821	1.87%	1.65%	3.30%	39%
(0.40)	$8.47	(1.58)%	$2,932	1.84%	1.66%	4.55%	15%
(0.39)	$9.03	(2.80)%	$3,490	1.88%	1.69%	4.02%	36%
(0.36)	$9.68	3.75%@	$2,151	1.91%	1.72%	3.57%	65%
(0.41)	$9.68	0.20%	$2,655	1.91%	1.74%	3.20%	352%

(0.17)	$8.94	0.84%*	$681	1.88%**	1.64%**	3.82%**	25%
(0.35)	$9.03	10.93%	$859	1.87%	1.65%	3.30%	39%
(0.40)	$8.47	(1.71)%	$745	1.84%	1.66%	4.52%	15%
(0.39)	$9.04	(2.72)%	$1,528	1.88%	1.69%	4.07%	36%
(0.36)	$9.68	3.65%@	$225	1.90%	1.72%	3.57%	65%
(0.41)	$9.69	0.30%	$315	1.91%	1.74%	3.16%	352%

(0.09)	$9.58	0.95%*	$235,194	0.79%**	0.53%**	1.76%**	31%
(0.23)	$9.58	5.18%	$254,162	0.78%	0.57%	2.30%	78%
(0.34)	$9.33	4.30%	$224,931	0.78%	0.64%	3.67%	63%
(0.38)	$9.29	3.80%	$241,776	0.79%	0.64%	4.01%	33%
(0.39)	$9.32	5.08%	$267,348	0.80%	0.64%	3.99%	75%
(0.37)	$9.25	2.75%	$258,423	0.78%	0.67%	3.33%	53%

(0.08)	$9.57	0.83%*	$22,334	1.04%**	0.78%**	1.51%**	31%
(0.21)	$9.57	4.94%	$22,079	1.03%	0.82%	1.98%	78%
(0.32)	$9.32	3.93%	$6,330	1.03%	0.89%	3.41%	63%
(0.36)	$9.29	3.67%	$7,127	1.04%	0.89%	3.73%	33%
(0.37)	$9.31	4.70%	$9,704	1.05%	0.89%	3.72%	75%
(0.35)	$9.25	2.60%	$12,362	1.03%	0.92%	3.07%	53%

(0.04)	$9.55	0.45%*	$9,419	1.79%**	1.53%**	0.76%**	31%
(0.14)	$9.55	4.14%	$10,264	1.78%	1.57%	1.09%	78%
(0.26)	$9.31	3.21%	$879	1.78%	1.64%	2.45%	63%
(0.30)	$9.28	2.76%	$171	1.79%	1.64%	2.98%	33%
(0.30)	$9.32	3.93%	$160	1.81%	1.64%	2.97%	75%
(0.28)	$9.25	1.81%	$205	1.79%	1.67%	2.31%	53%

See notes to financial highlights and notes to financial statements.

127

Fifth Third Funds
Notes to Financial Highlights (Unaudited)

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Reflects date of commencement of operations.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
~	Unaudited.
ˆ	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.
#	Represents income or gains/(losses) from affiliates.
Δ	Average shares method used in calculation.
Ω	Includes dividend and interest expense for securities sold short. See table below.

		Institutional	Class A	Class B	Class C

	Six months ended 1/31/11	0.60%	0.59%	0.59%	0.60%
	Year ended 7/31/10	0.60%	0.61%	0.62%	0.56%
	Year ended 7/31/09	0.39%	0.39%	0.39%	0.33%
	Year ended 7/31/08	0.59%	0.59%	0.59%	0.59%
	Year ended 7/31/07	–ˆ	–ˆ	–ˆ	–ˆ
ˆ Amount is less than $0.005 per share.

@	During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of Citi (formerly BISYS Fund Services), a former service provider to the Funds. See Note 5 in Notes to Financial Statements for further information. See additional information below regarding per share impacts and total return from the year ended July 31, 2007 had this payment not occurred.

					Amount per
					share for Payment
	Total return excluding Payment by the Advisor (excludes sales charge)				by the Advisor&

	Institutional	Class A	Class B	Class C	All Classes

Mid Cap Growth	17.24%	16.93%	16.06%	16.07%	$0.01
Quality Growth	20.38%	20.05%	19.15%	19.15%	$0.02
Disciplined Large Cap Value	14.44%	14.13%	13.38%	13.34%	$–	ˆ
Dividend Growth	14.90%	14.64%	13.78%	13.79%	$0.07
International Equity	24.57%	24.27%	23.36%	23.31%	$–	ˆ
Total Return Bond	4.72%	4.45%	3.75%	3.65%	$0.01

ˆ	Amount is less than $.005.
&	Per share impact of the Payment by the Advisor was recognized by all classes on July 30, 2007. Calculation is based on outstanding shares as of July 30, 2007. Net Investment Income/(Loss) in these Financial Highlights includes the Payment by the Advisor.

‡	Includes interest expense relating to settlement of foreign futures. Interest expense was 0.01%, 0.01% and 0.02% for the six months ended January 31, 2011 and the years ended July 31, 2010 and July 31, 2009, respectively.
!	Includes extraordinary legal expenses.

		Institutional	Class A	Class B	Class C

	Year ended 7/31/10	0.32%	0.31%	0.29%	0.39%
	Year ended 7/31/09	0.39%	0.38%	0.39%	0.25%

†	During the six months ended January 31, 2011, Structured Large Cap Plus settled litigation with the Lehman Brothers Bankruptcy Trustee. See Note 15 in Notes to Financial Statements for further information. See additional information below regarding per share impacts and total return for the six months ended January 31, 2011 had this payment not occurred.

Amount per
share for Settlement
	Total Return excluding Settlement by Prime Broker (excludes sales charges)				with Prime Broker &

	Institutional	Class A	Class B	Class C	All Classes

Structured Large Cap Plus	18.09%	18.01%	17.53%	17.22%	$0.06

&	Per share impact of the Settlement with Prime Broker was recognized by all classes on November 15, 2010. Calculation is based on outstanding shares as of November 15, 2010. Net Realized Gains/(Loss) in these Financial Highlights includes the Settlement with Prime Broker.

See notes to financial statements.

Fifth Third Funds
Notes to Financial Statements
January 31, 2011 (Unaudited)

(1) Organization

Fifth Third Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty-four separate investment portfolios.

The accompanying financial statements and notes relate only to the series of the Trust (individually a “Fund” and collectively the “Funds”) listed below. Each Fund is a diversified investment company for purposes of the Act, except for Fifth Third Dividend Growth Fund, which is a non-diversified investment company.

Fund Name

Fifth Third Small Cap Growth Fund (“Small Cap Growth”)
Fifth Third Mid Cap Growth Fund (“Mid Cap Growth”)
Fifth Third Quality Growth Fund (“Quality Growth”)
Fifth Third Dividend Growth Fund (“Dividend Growth”)
Fifth Third Micro Cap Value Fund (“Micro Cap Value”)
Fifth Third Small Cap Value Fund (“Small Cap Value”)
Fifth Third All Cap Value Fund (“All Cap Value”)
Fifth Third Disciplined Large Cap Value Fund (“Disciplined Large Cap Value”)
Fifth Third Structured Large Cap Plus Fund (“Structured Large Cap Plus”)
Fifth Third Equity Index Fund (“Equity Index”)
Fifth Third International Equity Fund (“International Equity”)
Fifth Third Strategic Income Fund (“Strategic Income”)
Fifth Third LifeModel Aggressive FundSM (“LifeModel AggressiveSM”)
Fifth Third LifeModel Moderately Aggressive FundSM (“LifeModel Moderately AggressiveSM”)
Fifth Third LifeModel Moderate FundSM (“LifeModel ModerateSM”)
Fifth Third LifeModel Moderately Conservative FundSM (“LifeModel Moderately ConservativeSM”)
Fifth Third LifeModel Conservative FundSM (“LifeModel ConservativeSM”)
(the foregoing five funds collectively the “LifeModel FundsSM”)
Fifth Third High Yield Bond Fund (“High Yield Bond”)
Fifth Third Total Return Bond Fund (“Total Return Bond”)
Fifth Third Short Term Bond Fund (“Short Term Bond”)

Short Term Bond has three classes of shares: Institutional, Class A, and Class C shares. Equity Index has seven classes of shares: Institutional, Class A, Class B, Class C, Select, Preferred and Trust shares. The remainder of the Funds each have four classes of shares: Institutional, Class A, Class B, and Class C shares. All Funds’ Class B shares are closed to new purchases as of this report date. Class A shares are subject to initial sales charges imposed at the time of purchase, as described in the Funds’ prospectuses. Certain redemptions of each of Class A shares made within twelve months of purchase, Class B shares made within six years of purchase and Class C shares made within twelve months of purchase are subject to contingent deferred sales charges, as described in the Funds’ prospectuses. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C, Select, Preferred and Trust shares, distribution services fees paid by Class A, Class B, and Class C shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

The financial statements of the underlying Fifth Third Funds in which the LifeModel FundsSM invest should be read in conjunction with the financial statements for the applicable LifeModel FundSM.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation — All investments in securities are recorded at their estimated fair value as described in Note 12.

Securities Transactions and Related Income — Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Foreign Currency Translation — The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

Lending Portfolio Securities — Each Fund may lend securities up to 33⅓% of the Fund’s total assets (including the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance fund earnings by investing cash collateral received in making such loans. The Funds continue to earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes). Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Board of Trustees (“Trustees”) and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company (“State Street”), to act as Lending Agent and to administer its securities lending program. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Additionally, certain Funds received non-cash collateral, which they are not permitted to sell or re-pledge. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day’s market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day’s market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

During the life of security loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall between the collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s). As of January 31, 2011 cash collateral received for the Funds engaged in securities lending was invested in the State Street Navigator Prime Securities Lending Portfolio. The non-cash collateral is made up of U.S. Treasury and U.S. agency bonds. The maturities range from February 28, 2011 to November 15, 2040, with interest rates ranging from 0.875% to 6.375%.

	Market Value
	of Securities	Cash	Non-Cash
Fund	on Loan	Collateral	Collateral

Small Cap Growth	$13,911,810	$14,245,164	$—
Mid Cap Growth	12,044,564	12,315,514	—
Quality Growth	21,587,253	22,053,830	—
Dividend Growth	1,219,864	1,241,310	6,241
All Cap Value	5,611,311	5,788,058	—
Disciplined Large Cap Value	6,891,799	7,048,045	—
Equity Index	10,723,096	10,742,263	235,965
International Equity	9,097,787	9,536,144	—
Strategic Income	39,940	40,755	—
High Yield Bond	10,014,076	10,223,238	—
Total Return Bond	24,126,605	24,630,695	—
Short Term Bond	53,693,601	54,803,410	—

Other — Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative services and/or distribution fees.

Distributions to Shareholders — Dividends, if any, from net investment income are generally declared/paid as follows:

Declared daily/paid monthly	Declared/paid monthly	Declared/paid quarterly	Declared/paid annually

Strategic Income	High Yield Bond	Dividend Growth	Small Cap Growth
	Total Return Bond	All Cap Value	Mid Cap Growth
	Short Term Bond	Disciplined Large Cap Value	Quality Growth
		Structured Large Cap Plus	Micro Cap Value
		Equity Index	Small Cap Value
		The LifeModel FundsSM	International Equity

Distributable net realized gains, if any, are declared and distributed at least annually. Dividends declared and payable to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for mortgage-backed securities, amortization and/or accretion of securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses. To the extent distributions would exceed net investment income and net realized gains for tax purposes, they are reported as a return of capital. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

Federal Taxes — It is the intention of each Fund to continue to qualify as a regulated investment company by complying with Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Accordingly, no provision for federal income or excise taxes has been made.

At January 31, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Funds file U.S. tax returns and returns in various foreign jurisdictions in which they invest. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2007-2009, no examinations are in progress or anticipated as of this report date. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(3) Securities and Other Investments

Repurchase Agreements — The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (“FTAM” or the “Advisor”) to be creditworthy. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession or have legally segregated in the Federal Reserve Book Entry System, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Short Sales — Structured Large Cap Plus sells securities short, whereby it sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund also may short a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions. See Notes to Schedule of Investments.

Beginning in March 2009, the prime broker for the Fund’s short sales is Pershing, LLC. Pershing, LLC is a subsidiary of Bank of New York Mellon Corporation. The LifeModel FundsSM invest in Structured Large Cap Plus. An increase in the expense ratio of Structured Large Cap Plus also affects the return on investments by the LifeModel FundsSM.

When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued or delayed delivery (“TBAs”) transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date. To the extent the Funds hold these types of securities, a sufficient amount of cash and/or securities is segregated as collateral. See Notes to Schedules of Investments.

(4) Financial Derivative Instruments

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. Foreign currency contracts open as of this report date are listed in the Notes to Schedules of Investments.

Futures Contracts — The Funds, with the exception of Dividend Growth, may enter into futures contracts which represent a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Cash and/or securities are segregated or delivered to dealers in order to maintain a position (“initial margin”). Subsequent payments made or received by a Fund based on the daily change in the market value of the position (“variation margin”) are recorded as receivable or payable. The Funds recognize unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Futures contracts open as of this report date are listed in the Notes to Schedules of Investments.

Swap Agreements — The Funds may enter into swap transactions, which are privately negotiated agreements between a Fund and a counterparty (usually a broker-dealer) to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive up to the par amount of the underlying instrument in the event of a default by a third party – typically, a corporate issuer or sovereign issuer of an emerging country – on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. When it is a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, a Fund must pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the underlying asset. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. When it is a buyer of protection, a Fund generally makes an upfront payment or pays a fixed rate throughout the term of the swap. In addition, as a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, “bullet-type”

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments may be subject to U.S. excise or income taxes. The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Fund are included in realized gain or loss in the Statements of Operations. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that the parties may disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. Strategic Income and Total Return Bond each held an open swap contract as of the date of this report. See Notes to Schedules of Investments.

(5) Related Party Transactions

Investment Advisory Fee — FTAM is the Funds’ investment advisor. FTAM, a wholly owned subsidiary of Fifth Third Bank, is an indirect subsidiary of Fifth Third Bancorp, a publicly traded financial services company. For its advisory services to the Funds, FTAM receives an investment advisory fee computed daily based on each Fund’s average daily net assets and paid monthly. Pursuant to a sub-advisory arrangement with FTAM, Fort Washington Investment Advisors, Inc. (“Fort Washington”) is High Yield Bond’s Sub-Advisor. The Advisor compensates Fort Washington an annual sub-advisory fee of 0.40% of net assets for the initial $50 million in assets and 0.30% of net assets for assets in excess of $150 million. For certain Funds, FTAM has voluntarily agreed to waive a portion of its advisory fee. In addition, FTAM has contractually agreed to waive fees and/or reimburse certain Funds pursuant to an expense limitation agreement. See the table of advisory fees, waivers and expense limitations below.

Administration Fee — FTAM is the Trust’s administrator (the “Administrator”) and generally assists in all aspects of the Trust’s administration and operations, including providing the Funds with certain administrative personnel and services necessary to operate the Funds. FTAM receives administration fees at the annual rates shown below, which are computed daily and paid monthly based on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets.

Administration Fee	Trust Average Daily Net Assets

0.20%	Up to $1 billion
0.18%	In excess of $1 billion up to $2 billion
0.17%	In excess of $2 billion

For certain Funds, FTAM has voluntarily agreed to waive a portion of its administration fee. In addition, a $10,000 annual, per class, per Fund fee applies beyond the first four classes per Fund (only Equity Index has more than four classes), and each Fund that commences operations after September 18, 2002 is subject to an annual $20,000 minimum fee. FTAM has contractually agreed to waive fees and/or reimburse certain Funds pursuant to an expense limitation agreement. See the table of advisory fee, waivers and expense limitations below.

Advisory Fee, Waivers, Expense Limitations — In its capacity as Advisor and Administrator, FTAM has entered into an expense limitation agreement with the Funds. Under the terms of the expense limitation agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

specified expense limit for the Fund, the excess amount will be borne by FTAM. If the operating expenses are less than the specified expense limit for the Fund, FTAM shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund, under the period of the agreement (currently the period for the 37 months commencing November 2, 2009 or for the 12 months commencing November 26, 2010). Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this agreement in the fiscal year, does not cause the Fund to exceed the expense limitation. All waivers not recovered at the end of the period expire on either November 26, 2011 or November 30, 2012 (see table below). The Funds’ various annual fee rates, waivers and expense limitations as of this report date are as follows:

				Contractual
				Expense
				Limitation/
				Reimbursement	Class Expense Limitation*
		Advisory	Administration	Recoverable
	Advisory	Fee	Fee	Expiration					Reimbursement
Fund	Fee	Waiver	Waiver	Date	Institutional	A	B	C	Recoverable**

Small Cap Growth*	0.70%	NA	NA	11/26/11	1.06%	1.31%	2.06%	2.06%	$16,873
Mid Cap Growth*	0.80%	0.10%	0.04%	11/26/11	0.95%	1.20%	1.95%	1.95%	$48,530
Quality Growth	0.80%	NA	0.02%	11/26/11	1.06%	1.31%	2.06%	2.06%	$42,293
Dividend Growth	0.80%	0.20%	NA	11/26/11	0.73%	0.98%	1.73%	1.73%	$32,027
Micro Cap Value	1.00%	NA	NA	11/26/11	1.35%	1.60%	2.35%	2.35%	$28,844
Small Cap Value*	0.90%	0.05%	0.07%	11/26/11	1.08%	1.33%	2.08%	2.08%	$31,185
All Cap Value*	1.00%	0.20%	0.13%	11/26/11	0.96%	1.21%	1.96%	1.96%	$112,837
Disciplined Large Cap Value*	0.80%	0.10%	0.15%	11/26/11	0.82%	1.07%	1.82%	1.82%	$124,712
Structured Large Cap Plus*‡	0.70%	0.05%	0.03%	11/26/11	0.84%	1.09%	1.84%	1.84%	$48,161
Equity Indexˆ	0.30%	0.20%	0.065%	11/30/12	0.19%	0.44%	1.19%	1.19%	$1,547,125
International EquityΩ	1.00%	0.19%	NA	11/26/11	1.16%	1.41%	2.16%	2.16%	$83,897
Strategic Income*	1.00%	0.45%	0.12%	11/30/12	0.74%	0.99%	1.74%	1.74%	$721,476
LifeModel AggressiveSM	0.15%	0.12%	NA	11/30/12	0.08%	0.33%	1.08%	1.08%	$669,105
LifeModel Moderately AggressiveSM	0.15%	0.12%	NA	11/30/12	0.08%	0.33%	1.08%	1.08%	$1,139,559
LifeModel ModerateSM	0.15%	0.12%	NA	11/30/12	0.08%	0.33%	1.08%	1.08%	$1,233,046
LifeModel Moderately ConservativeSM	0.15%	0.12%	NA	11/30/12	0.08%	0.33%	1.08%	1.08%	$396,501
LifeModel ConservativeSM	0.15%	0.12%	NA	11/30/12	0.08%	0.33%	1.08%	1.08%	$310,510
High Yield Bond	0.70%	NA	NA	11/26/11	0.74%	0.99%	1.74%	1.74%	$47,571
Total Return Bond*	0.60%	0.15%	0.08%	11/26/11	0.63%	0.88%	1.63%	1.63%	$129,977
Short Term Bond*	0.50%	0.10%	0.15%	11/30/12	0.49%	0.74%	NA	1.49%	$836,879

*	The Funds’ expense limitation for each class increased/decreased by the following annual amounts during the period ended as of this report date. FTAM accompanied these increases/decreases in limitations with a corresponding increase or decrease, respectively in an advisory or administration waiver.

	Increase/(Decrease)
Fund	in Limitation	Effective Date

Small Cap Growth	0.05%	November 26, 2010
Mid Cap Growth	0.07%	November 26, 2010
Small Cap Value	(0.07)%	November 26, 2010
All Cap Value	(0.08)%	November 26, 2010
Disciplined Large Cap Value	(0.09)%	November 26, 2010
Structured Large Cap Plus	0.12%	November 26, 2010
Strategic Income	(0.12)%	November 26, 2010
Total Return Bond	(0.02)%	November 26, 2010
Short Term Bond	(0.06)%	November 26, 2010

**	The cumulative amounts waived and/or reimbursed which may be potentially recoverable by FTAM under the expense limitation agreements for the period from November 2, 2009 through January 31, 2011 for those funds with expense limitation agreements expiring November 30, 2012 and for the period from November 26, 2010 through January 31, 2011 for those funds with expense limitation agreements expiring November 26, 2011.
‡	Because dividend expenses on short sales are excluded from this fund’s expense limitation, Net Expenses are expected to exceed the applicable expense limitation by the amount of these items.
ˆ	The annual limitations shown include 12b-1 or administrative services fees and are net of all waivers, voluntary or contractual. The limitations are 0.27%, 0.34% and 0.44% for Equity Index Select, Preferred and Trust Shares, respectively.
Ω	International Equity’s Advisory Fee is 0.85% for net assets in excess of $750 million.

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

Accounting Fees — FTAM is the Funds’ accounting agent. FTAM receives accounting fees at the annual rates shown below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses.

Accounting Fee	Fund Average Daily Net Assets

0.020%	Up to $500 million
0.015%	In excess of $500 million up to $1 billion
0.010%	In excess of $1 billion

In addition, a $10,000 annual flat per class, per fund fee applies beyond the initial class of shares.

Distribution and/or Servicing Fees — The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Trust’s distributor/principal underwriter (the “Distributor”). Under the terms of the Plan, the Funds will compensate the Distributor from the net assets of the Funds’ Class A, Class B and Class C shares to finance activities intended to result in the sales of each Fund’s shares. The Plan provides that the Funds will incur fees accrued daily and paid monthly to the Distributor at annual rates up to or equal to that shown below based on average daily net assets of the respective classes in the Plan.

Class	Distribution/Servicing Fee

Class A	0.25%
Class B	1.00%
Class C	0.75%

In addition, the Distributor earned commissions on certain sales of Class A shares (most of which commissions are reallowed to the selling broker-dealer) as well as contingent deferred sales commissions (CDSC) on certain redemptions of Class A, B and C shares (all of which is paid to the finance agent who financed advance commissions, as applicable, on sales of these shares). FTAM is the Class C advance commission finance agent. For the six months ended January 31, 2011, FTAM earned $7,413 in CDSC fees from the Trust. Affiliates of FTAM earned reallowed sales commissions of $655,153 and 12b-1 distribution/servicing fees as well as administrative servicing fees (see below) of $67,027 from the Trust for the period ended as of the report date.

Administrative Servicing Fee — The Trust has a Shareholder Servicing Plan with the Distributor with respect to Class C, Select, Preferred and Trust Shares. Under the Agreement, certain administrative services, including those relating to the maintenance of shareholder accounts, were provided to these shareholders during the year. The Distributor, as well as other financial institutions (which may include affiliates of the Advisor) receives fees computed at rates up to or equal to those shown below, based on average daily net assets of the respective classes.

Class	Administrative Servicing Fee

Class C	0.25%
Select	0.08%
Preferred	0.15%
Trust	0.25%

Transfer and Dividend Disbursing Agent — Pursuant to a Services Agreement with the Trust dated May 14, 2007, FTAM provides certain services on behalf of the Trust. Under this agreement, FTAM’s fees are paid monthly and are accrued daily based upon each Fund of the Trust’s relative average daily net assets, at the aggregate annual amount of $370,000. FTAM earned $186,522 from the Trust in service fees for the period ended as of this report date.

Other — Certain officers of the Trust are also officers of FTAM and/or its affiliates. Certain non-principal officers of the Trust are also employees of State Street. None of these officers are paid any fees by the Trust.

The Trust reimbursed FTAM for fees paid to a third party in connection with the negotiation of a new custody agreement. For the six months ended January 31, 2011, the fees were $15,668. The fees were calculated based on actual expenses incurred by the Fund.

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

Payments by Affiliates — Citi (formerly BISYS Fund Services, Inc. (“Citi”)), which formerly provided various services to the Trust, reached a settlement and entered into an order (the “Order”) with the Securities and Exchange Commission (“SEC”) regarding the SEC’s investigation of Citi’s past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Neither the Trust nor FTAM was a party to the Order, nor is the Trust or FTAM bound by the Order or its findings. It is unclear the extent to which the Trust, FTAM and certain of its former service providers are or may be affected by the SEC’s investigation of Citi or by the Order. In response to the SEC’s inquiries related to this matter, including those of the Trust’s former service arrangements with Citi, FTAM made a one time contribution of money to certain Funds of the Trust during the year ended July 31, 2007. The affected Funds and the amounts paid to such Funds were determined based on various factors such as certain Fund expenses during 1999 through 2001 as well as the applicable Funds’ net assets during this time period. The amount credited to each class of the applicable Funds was determined according to the relative net assets of such classes on the date the amounts were recognized. The amounts were allocated among the components of net assets for the fiscal year ended July 31, 2007 for each applicable Fund based upon its character for federal income tax purposes. The total returns for the year ended July 31, 2007 for each class of the applicable Funds would have been lower had the payments not been made; see Notes to Financial Highlights.

In July 2010, certain funds received a one time payment from the BISYS Fair Fund (a fund established pursuant to a settlement between the SEC and BISYS Fund Services, Inc. that requires, among other things, a distribution of settlement monies from the fair fund to benefit affected mutual funds). The impact of these payments is not reflected in the net expense ratios in the Financial Highlights. The impact to the net expense ratios and total return was not significant.

During the year ended July 31, 2009, the Advisor paid the following money to certain funds related to share price reprocessing stemming from the Lehman Brothers, Inc. bankruptcy. For each of the Funds, the payments did not have a significant impact on their respective total returns.

Payment by
Fund	Advisor

Structured Large Cap Plus	$64,452
LifeModel AggressiveSM	31,587
LifeModel Moderately AggressiveSM	44,610
LifeModel ModerateSM	32,554
LifeModel Moderately ConservativeSM	11,077
LifeModel ConservativeSM	3,965

(6) Investment Transactions

Cost of purchases and proceeds from sales of investments (excluding short-term securities) for the period ended as of this report date were as follows:

	Non U.S. Governmental Securities		U.S. Government Securities

Fund	Purchases	Sales	Purchases	Sales

Small Cap Growth	$17,048,965	$21,841,812	$—	$—
Mid Cap Growth	42,135,060	56,712,179	—	—
Quality Growth	138,813,230	156,149,110	6,184	17,892
Dividend Growth	1,799,143	3,323,597	—	—
Micro Cap Value	14,717,587	8,390,524	—	—
Small Cap Value	35,657,983	32,952,775	—	—
All Cap Value	33,021,430	62,500,849	—	—
Disciplined Large Cap Value	95,185,117	250,718,078	—	—
Structured Large Cap Plus	55,258,567	57,673,120	—	—
Equity Index	42,571,132	2,742,634	—	—
International Equity	117,693,624	154,039,795	—	—
Strategic Income	32,089,004	18,087,051	3,550,078	2,685,256
LifeModel AggressiveSM	6,289,212	14,145,000	—	—
LifeModel Moderately AggressiveSM	10,397,023	22,410,000	—	—
LifeModel ModerateSM	12,743,296	28,450,000	—	—
LifeModel Moderately ConservativeSM	4,967,751	8,615,000	—	—

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

	Non U.S. Governmental Securities		U.S. Government Securities

Fund	Purchases	Sales	Purchases	Sales

LifeModel ConservativeSM	$5,244,854	$7,257,500	$—	$—
High Yield Bond	26,895,798	17,684,107	—	—
Total Return Bond	25,581,451	40,760,970	44,955,463	50,613,508
Short Term Bond	43,916,417	50,689,412	41,675,140	57,806,967

(7) Line of Credit

As of February 1, 2008, the Funds have an uncommitted, unsecured line of credit facility with State Street. Under the terms of the agreement, which is renewable annually, the Funds may borrow up to $100 million in the aggregate. The purpose of the facility generally is to borrow funds if necessary to meet temporary or emergency cash needs, including to fund redemption requests that might otherwise require the untimely disposition of securities. Borrowings may not exceed 33⅓% of a Fund’s net assets (except that with respect to Structured Large Cap Plus, borrowings may not exceed 10% of the Fund’s net assets) and must be repaid within 60 days. Drawn loans will be priced at a bid rate, though, in any event, not less than a fixed rate plus a spread determined by State Street. There were no borrowings against the line of credit during the six months ended January 31, 2011.

(8) Federal Tax Information

The tax character of distributions paid during the fiscal years ended January 31, 2010 and 2009 was as follows:

	Year ended July 31, 2010			Year ended July 31, 2009

	Distributions paid from			Distributions paid from

		Net	Total		Net	Total
	Ordinary	Long Term	Distributions	Ordinary	Long Term	Distributions
Fund	Income	Capital Gains	Paid	Income	Capital Gains	Paid

Mid Cap Growth	$—	$—	$—	$—	$18,599,504	$18,599,504
Quality Growth	773,931	—	773,931	1,785,090	12,504,389	14,289,479
Dividend Growth	96,788	—	96,788	241,615	—	241,615
Micro Cap Value	—	—	—	177,688	12,489	190,177
Small Cap Value	443,398	—	443,398	1,145,372	20,850	1,166,222
All Cap Value	1,307,949	—	1,307,949	3,208,122	12,448,038	15,656,160
Disciplined Large Cap Value	5,007,453	—	5,007,453	9,918,790	6,405,451	16,324,241
Structured Large Cap Plus	804,824	—	804,824	2,273,281	—	2,273,281
Equity Index	4,752,747	—	4,752,747	6,779,041	—	6,779,041
International Equity	7,752,561	—	7,752,561	8,795,977	42,624,633	51,420,610
Strategic Income	6,524,267	—	6,524,267	6,471,043	92,440	6,563,483
LifeModel AggressiveSM	1,480,168	1,637,324	3,117,492	3,012,756	14,443,499	17,456,255
LifeModel Moderately AggressiveSM	3,823,190	888,459	4,711,649	7,841,928	19,285,785	27,127,713
LifeModel ModerateSM	7,550,470	—	7,550,470	15,066,250	18,699,879	33,766,129
LifeModel Moderately ConservativeSM	1,738,025	—	1,738,025	3,031,530	3,848,615	6,880,145
LifeModel ConservativeSM	1,503,585	—	1,503,585	2,178,274	817,947	2,996,221
High Yield Bond	4,051,402	—	4,051,402	4,177,451	—	4,177,451
Total Return Bond	16,842,203	—	16,842,203	25,772,859	—	25,772,859
Short Term Bond	6,266,629	—	6,266,629	8,419,898	—	8,419,898

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized	Total
	Ordinary	Long-Term	Capital and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Other Losses	(Depreciation)*	Earnings/(Deficit)

Small Cap Growth	$—	$—	$(14,524,092)	$7,191,374	$(7,332,718)
Mid Cap Growth	—	—	(48,000,650)	7,494,366	(40,506,284)
Quality Growth	326,831	—	(44,588,301)	36,064,626	(8,196,844)
Dividend Growth	7,362	—	(6,897,848)	938,042	(5,952,662)
Micro Cap Value	—	—	(5,769,407)	1,921,259	(3,848,148)
Small Cap Value	—	—	(9,729,936)	3,638,834	(6,091,102)
All Cap Value	46,819	—	(37,212,334)	392,539	(36,772,976)
Disciplined Large Cap Value	469,905	—	(111,615,535)	27,355,705	(83,789,925)

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

	Undistributed	Undistributed	Accumulated	Unrealized	Total
	Ordinary	Long-Term	Capital and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Other Losses	(Depreciation)*	Earnings/(Deficit)

Structured Large Cap Plus	$502,140	$—	$(62,018,850)	$9,731,764	$(51,784,946)
Equity Index	493,565	9,309,390	(2,739)	124,106,809	133,907,025
International Equity	5,415,526	—	(158,682,602)	16,580,139	(136,686,937)
Strategic Income	(79,508)	—	(20,218,543)	645,801	(19,652,250)
LifeModel AggressiveSM	—	—	(7,362,982)	(26,063,222)	(33,426,204)
LifeModel Moderately AggressiveSM	95,668	—	(14,873,487)	(26,297,299)	(41,075,118)
LifeModel ModerateSM	362,141	—	(29,067,694)	(31,847,207)	(60,552,760)
LifeModel Moderately ConservativeSM	92,062	—	(3,443,551)	(5,786,287)	(9,137,776)
LifeModel ConservativeSM	95,391	—	(2,026,849)	(3,837,365)	(5,768,823)
High Yield Bond	117,615	—	(4,070,893)	1,408,625	(2,544,653)
Total Return Bond	139,873	—	(104,003,982)	(10,237,400)	(114,101,509)
Short Term Bond	184,614	—	(19,244,408)	1,190,687	(17,869,107)

*	The difference between the book basis and tax basis unrealized appreciation (depreciation) is attributable to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discounts, passive foreign investment company losses and return of capital distributions.

As of July 31, 2010, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:

	Expiration Year

Fund	2011	2012	2013	2014	2015	2016	2017	2018	Total

Small Cap Growth	$—	$—	$—	$—	$—	$—	$4,362,500	$10,110,236	$14,472,736
Mid Cap Growth	—	—	—	—	—	—	26,881,243	20,830,375	47,711,618
Quality Growth	—	—	—	—	—	—	2,550,731	42,037,571	44,588,302
Dividend Growth	3,023,983	39,378	—	—	—	—	1,348,987	2,485,499	6,897,847
Micro Cap Value	—	—	—	—	—	—	2,441,069	3,223,394	5,664,463
Small Cap Value	—	—	—	—	—	—	2,188,201	7,541,733	9,729,934
All Cap Value	—	—	—	—	—	—	11,136,332	26,076,002	37,212,334
Disciplined Large Cap Value	—	—	—	—	—	—	18,715,803	91,966,085	110,681,888
Structured Large Cap Plus	—	793,432	—	—	—	1,246,518	15,906,985	43,169,507	61,116,442
International Equity	5,161,371	—	—	—	—	—	67,425,163	70,912,135	143,498,669
Strategic Income	—	—	—	—	—	—	1,379,950	8,478,872	9,858,822
LifeModel AggressiveSM	—	—	—	—	—	—	—	586,237	586,237
LifeModel Moderately
AggressiveSM	—	—	—	—	—	—	—	2,785,698	2,785,698
LifeModel ModerateSM	—	—	—	—	—	—	855,404	21,071,864	21,927,268
LifeModel Moderately
ConservativeSM	—	—	—	—	—	—	764,706	563,235	1,327,941
LifeModel ConservativeSM	—	—	—	—	—	—	180,556	395,728	576,284
High Yield Bond	—	—	—	—	382,634	—	1,319,442	2,368,816	4,070,892
Total Return Bond	2,967,989	3,490,975	6,705,683	12,507,496	4,893,287	1,172,463	28,880,095	36,422,219	97,040,207
Short Term Bond	—	—	4,755,928	9,778,491	4,709,395	—	—	—	19,243,814

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended July 31, 2010, the following Funds deferred to August 1, 2010 post October capital losses, post October currency losses and post October passive foreign investment company losses of:

Capital Losses

Small Cap Growth Fund	$48,653
Mid Cap Growth	289,033
Micro Cap Value Fund	104,944
Disciplined Large Cap Value	933,643
Structured Large Cap Plus	285,691
International Equity	15,182,007
Strategic Income Fund	10,357,443
LifeModel AggressiveSM	6,776,747
LifeModel Moderately AggressiveSM	12,087,789
LifeModel ModerateSM	7,140,425
LifeModel Moderately ConservativeSM	2,115,612
LifeModel ConservativeSM	1,450,565
Total Return Bond	6,961,921

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

During the year ended July 31, 2010, the Funds used/expired capital loss carryforwards in the following amounts:

	Amount Used	Amount Expired

Mid Cap Growth	$—	$592,404
Quality Growth	—	3,066,910
Dividend Growth	—	10,084,841
Equity Index	3,210,240	—
International Equity	—	1,405,848
Short Term Bond	201,001	—

As of July 31, 2010, the following Funds have a current year Investment Company taxable loss:

Taxable Loss

Small Cap Growth	$244,824
Mid Cap Growth	273,412
Micro Cap Value	168,851

(9) Restricted Securities

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and which cannot be sold without prior registration under the Securities Act or which may be limited due to certain sale restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by FTAM’s Pricing Committee, comprised of personnel of the Advisor, subject to oversight by the Trustees, and in accordance with the Trust’s Security Valuation Procedures, which have been approved by the Trustees of the Trust. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At January 31, 2011, Total Return Bond and Short Term Bond held the following restricted securities:

					Value as
		Acquisition	Acquisition	Fair	% of
	Security Type	Date	Cost	Value	Net Assets

Total Return Bond
Westpac Capital Trust IV	Corporate Bonds	2/8/07	$1,386,386	$1,385,437	0.53%
Restructured Assets Certificates,
Series 2006-9, Class P	Mortgage-Backed Securities	8/10/06	5,234,953	3,603,600	1.39%

			$6,621,339	$4,989,037	1.92%

Short Term Bond
SVO VOI Mortgage Corp.,
Series 2005-AA, Class A	Asset-Backed Securities	11/16/05	$459,139	$492,944	0.18%

(10) Principal Risks

Concentration Risk — International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

Market and Credit Risk — In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

Interest Rate Risk — Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. A rise in interest rates typically causes a fall in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

Foreign Currency Risk — If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. This also includes the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments.

(11) Guarantees and Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for the general indemnification of Trustees and Officers. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(12) Securities Valuations

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. There were no transfers between level 1 and level 2 during the period ended January 31, 2011.

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

(13) Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common and Preferred Stock) — Portfolio securities listed or traded on domestic securities exchanges or in the over-the-counter market are valued at the latest available sales price on the exchange or system where the security is principally traded (except for securities traded on NASDAQ, which are valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities for which the principal market is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and asked quotations in such principal market. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing mid-market price on the exchanges on which they trade. To the extent that these securities are actively traded and valuations adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures adopted by the Trustees. These securities are categorized in level 3. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds’ net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity will use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2.

Corporate Debt Securities — Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument or an active market, valuation provided by dealers, prices for similar instruments, interest rates, credit risk, yield curves, default rates and similar data, etc. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-Term Notes — Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-Backed Securities — Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on a active market, valuation provided by dealers, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data, etc. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Open-End Investment Companies — Investments are valued at net asset value as reported by such investment companies and are categorized as level 1.

U.S. Government Issuers — Investments are priced at the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates and similar data, etc. Although most U.S. Government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

Derivative Instruments — Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include swap contracts related to the credit standing of reference entities. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking in to account the counterparties’ creditworthiness and using a series of techniques, including simulation models. The OTC derivative products valued by the Funds using pricing models are categorized within level 2 of the fair value hierarchy.

The market value of securities fair valued in accordance with procedures adopted by the Trustees as a percentage of total net assets as of this report date was 1.83% for Total Return Bond and 0.36% for Short Term Bond.

The following is a summary of the fair value hierarchy according to the inputs used as of January 31, 2011 in valuing the Funds’ assets and liabilities:

	Fair Value Measurement at 1/31/2011 using

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	1/31/11

Small Cap Growth

Assets
Common Stock*	$47,699,232	$—	$—	$47,699,232
Investment Companies	14,245,164	—	—	14,245,164
Investments in Affiliates	555,450	—	—	555,450

Total	$62,499,846	$—	$—	$62,499,846

Mid Cap Growth

Assets
Common Stock*	$87,304,422	$—	$—	$87,304,422
Investment Companies	12,315,514	—	—	12,315,514
Investments in Affiliates	1,104,966	—	—	1,104,966

Total	$100,724,902	$—	$—	$100,724,902

Quality Growth

Assets
Common Stock*	$325,715,504	$—	$—	$325,715,504
Investment Companies	22,053,830	—	—	22,053,830
Asset-Backes Securities	—	66,702		66,702
Corporate Bonds	—	195,951		195,951
Mortgage Backed Securities	—	742,610		742,610
Investments in Affiliates	4,394,075	—	—	4,394,075

Total	$352,163,409	$1,005,263	$—	$353,168,672

Dividend Growth

Assets
Common Stock*	$6,622,758	$—	$—	$6,622,758
Investment Companies	1,241,310	—	—	1,241,310
Investments in Affiliates	129,043	—	—	129,043

Total	$7,993,111	$—	$—	$7,993,111

Micro Cap Value

Assets
Common Stock*	$44,720,758	$—	$—	$44,720,758
Investments in Affiliates	2,210,969	—	—	2,210,969

Total	$46,931,727	$—	$—	$46,931,727

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

	Fair Value Measurement at 1/31/2011 using

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	1/31/11

Small Cap Value

Assets
Common Stock*	$72,498,532	$—	$—	$72,498,532
Investments in Affiliates	192,383	—	—	192,383

Total	$72,690,915	$—	$—	$72,690,915

All Cap Value

Assets
Common Stock*	$117,281,681	$—	$—	$117,281,681
Investment Companies	5,788,058	—	—	5,788,058
Investments in Affiliates	784,407	—	—	784,407

Total	$123,854,146	$—	$—	$123,854,146

Disciplined Large Cap Value

Assets
Common Stock*	$223,223,075	$—	$—	$223,223,075
Investment Companies	7,048,045	—	—	7,048,045
Investments in Affiliates	2,601,438	—	—	2,601,438

Total	$232,872,558	$—	$—	$232,872,558

Structured Large Cap Plus

Assets
Common Stock*	$118,678,352	$—	$—	$118,678,352
Investments in Affiliates	1,655,039	—	—	1,655,039
Other Financial Instruments**
Equity Contracts	—	81,727	—	81,727

Total	$120,333,391	$81,727	$—	$120,415,118

Liabilities
Securities Sold Short	$(27,458,688)	$—	$—	$(27,458,688)

Total	$(27,458,688)	$—	$—	$(27,458,688)

Equity Index

Assets
Common Stock*	$350,151,856	$—	$—	$350,151,856
Investment Companies	10,742,263	—	—	10,742,263
Investments in Affiliates	11,006,701	—	—	11,006,701
Other Financial Instruments**
Equity Contracts	—	297,819	—	297,819

Total	$371,900,820	$297,819	$—	$372,198,639

International Equity

Assets
Common Stock*	$237,318,113	$—	$—	$237,318,113
Investment Companies	10,968,648	—	—	10,968,648
Investments in Affiliates	4,804,911	—	—	4,804,911
Other Financial Instruments**
Equity Contracts	146,398	—	—	146,398
Foreign Exchange Contracts	98,759	—	—	98,759

Total	$253,336,829	$—	$—	$253,336,829

Liabilities
Other Financial Instruments**
Foreign Exchange Contracts	$(12,281)	$—	$—	$(12,281)

Total	$(12,281)	$—	$—	$(12,281)

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

	Fair Value Measurement at 1/31/2011 using

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	1/31/11

Strategic Income

Assets
Asset-Backed Securities	$—	$4,828,214	$—	$4,828,214
Corporate Bonds	—	25,560,957	—	25,560,957
Foreign Bonds*	—	10,212,442	—	10,212,442
Mortgage-Backed Securities	—	9,873,711	—	9,873,711
U.S. Treasury Obligations	—	726,683	—	726,683
Common Stocks*	14,747,357	—	—	14,747,357
Investment Companies	3,477,790	—	—	3,477,790
Convertible Preferred Stocks	5,421,058	—	—	5,421,058
Preferred Stocks	48,856,957	—	—	48,856,957
Investments in Affiliates	915,889	—	—	915,889
Other Financial Instruments
Foreign Exchange Contracts	12,129	—	—	12,129

Total	$73,431,180	$51,202,007	$—	$124,633,187

Liabilities
Other Financial Instruments**
Credit Contracts	$—	$(917)	$—	$(917)
Interest Rate Contracts	(13,814)	—	$—	(13,814)

Total	$(13,814)	$(917)	$—	$(14,731)

LifeModel AggressiveSM

Assets
Investments in Affiliates	$118,678,855	$—	$—	$118,678,855

Total	$118,678,855	$—	$—	$118,678,855

LifeModel Moderately AggressiveSM

Assets
Investments in Affiliates	$199,447,110	$—	$—	$199,447,110

Total	$199,447,110	$—	$—	$199,447,110

LifeModel ModerateSM

Assets
Investments in Affiliates	$266,211,705	$—	$—	$266,211,705

Total	$266,211,705	$—	$—	$266,211,705

LifeModel Moderately ConservativeSM

Assets
Investments in Affiliates	$57,545,707	$—	$—	$57,545,707

Total	$57,545,707	$—	$—	$57,545,707

LifeModel ConservativeSM

Assets
Investments in Affiliates	$39,482,306	$—	$—	$39,482,306

Total	$39,482,306	$—	$—	$39,482,306

High Yield Bond

Assets
Convertible Bonds	$—	$236,929	$—	$236,929
Corporate Bonds	—	59,994,512	—	59,994,512
Foreign Bonds*	—	4,989,078	—	4,989,078
Investment Companies	10,223,238	—	—	10,223,238
Preferred Stocks	1,109,424	—	—	1,109,424
Investments in Affiliates	783,479	—	—	783,479

Total	$12,116,141	$65,220,519	$—	$77,336,660

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

	Fair Value Measurement at 1/31/2011 using

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	1/31/11

Total Return Bond

Assets
Asset-Backed Securities	$—	$10,107,682	$—	$10,107,682
Corporate Bonds	—	60,515,282	—	60,515,282
Foreign Bonds*	—	16,642,094	—	16,642,094
Mortgage-Backed Securities
Agency Collateral Other	—	—	3,603,600	3,603,600
Other	—	141,410,326	—	141,410,326
Municipal Bonds	—	4,372,095	—	4,372,095
U.S. Treasury Obligations	—	13,474,330	—	13,474,330
Investment Companies	24,630,695	—	—	24,630,695
Preferred Stocks	7,526,570	—	—	7,526,570
Investments in Affiliates	8,079,949	—	—	8,079,949
Other Financial Instruments**
Interest Rate Contracts	39,279	—	—	39,279

Total	$40,276,493	$246,521,809	$3,603,600	$290,401,902

Liabilities
Other Financial Instruments**
Credit Contracts	$—	$(6,416)	$—	$(6,416)
Interest Rate Contracts	(86,625)	—	—	(86,625)

Total	$(86,625)	$(6,416)	$—	$(93,041)

Short Term Bond

Assets
Asset-Backed Securities	$—	$23,271,215	$—	$23,271,215
Corporate Bonds	—	59,965,359	—	59,965,359
Foreign Bonds*	—	14,009,392	—	14,009,392
Mortgage-Backed Securities	—	53,445,239	—	53,445,239
Municipal Bonds	—	2,382,336	—	2,382,336
U.S. Government Agency Securities	—	85,421,271	—	85,421,271
U.S. Treasury Obligations	—	23,361,722	—	23,361,722
Investment Companies	54,803,410	—	—	54,803,410
Investments in Affiliates	4,596,442	—	—	4,596,442
Other Financial Instruments**
Interest Rate Contracts	6,968	—	—	6,968

Total	$59,406,820	$261,856,534	$—	$321,263,354

*	Refer to Schedules of Investments for further information by industry/type and country.
**	Financial derivative instruments may include open future contracts, swap contracts and forward foreign currency contracts.

The following is a reconciliation of the fair valuation using significant unobservable inputs (level 3) for the Funds during the six months ended January 31, 2011:

Net
Change in
Unrealized
					Total				Appreciation
				Total	Change in				(Depreciation)
	Beginning	Net	Accrued	Realized	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance	Purchases	Discounts	Gains	Appreciation	in to	Out of	Balance	Held at
Quality Growth	7/31/2010	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	Level 3	1/31/2011	1/31/2011

Asset Backed Securities
Other ABS	$38,693	$(50,833)	$(5,545)	$(4,080)	$21,765	$—	$—	$—	$—

Total	$38,693	$(50,833)	$(5,545)	$(4,080)	$21,765	$—	$—	$—	$—

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

									Net
									Change in
									Unrealized
					Total				Appreciation
				Total	Change in				(Depreciation)
	Beginning	Net	Accrued	Realized	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance	Purchases	Discounts	Gains	Appreciation	in to	Out of	Balance	Held at
Strategic Income	7/31/2010	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	Level 3	1/31/2011	1/31/2011

Asset Backed Securities
Other ABS	$425,622	$(559,158)	$(66,741)	$(43,614)	$243,891	$—	$—	$—	$—
Corporate Bonds
Airlines	1,067,216	(1,072,135)	(47)	46,663	(41,697)	—	—	—	—

Total	$1,492,838	(1,631,293)	$(66,788)	$3,049	$202,194	$—	$—	$—	$—

									Net
									Change in
									Unrealized
					Total				Appreciation
				Total	Change in				(Depreciation)
	Beginning	Net	Accrued	Realized	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance	Purchases	Discounts	Gains	Appreciation	in to	Out of	Balance	Held at
Total Return Bond	7/31/2010	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	Level 3	1/31/2011	1/31/2011

Asset Backed Securities
Other ABS	$878,329	$(1,153,898)	$(136,871)	$(88,679)	$501,119	$—	$—	$—	$—
Corporate Bonds
Airlines	1,504,775	(1,511,710)	(67)	66,104	(59,102)	—	—	—	—
Corporate Bonds
Agency Collateral Other	3,445,575	—	(5)	—	158,030	—	—	3,603,600	158,030

Total	$5,828,679	$(2,665,608)	$(136,943)	$(22,575)	$600,047	$—	$—	$3,603,600	$158,030

(14) Fair Value of Derivative Instruments

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure:

Structured Large Cap Plus

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Asset Derivatives

Receivable for variation
margin on futures
contracts**	$—	$—	$—	$81,727	$—	$81,727

The Effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Realized Gain/(Loss) on
Derivative Recognized
as a Result from Operations

Net realized gains on futures
transactions	$—	$—	$—	$298,856	$—	$298,856

Net Change in Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
as a Result from Operations

Change in unrealized
appreciation/(depreciation)
on investments and futures	$—	$—	$—	$51,724	$—	$51,724

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

Equity Index

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Asset Derivatives

Receivable for variation
margin on futures
contracts**	$—	$—	$—	$297,819	$—	$297,819

The Effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Realized Gain/(Loss) on
Derivative Recognized as a
Result from Operations

Net realized gains on futures
transactions	$—	$—	$—	$2,196,283	$—	$2,196,283

Net Change in Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
as a Result from Operations

Change in unrealized
appreciation/(depreciation)
on investments and futures	$—	$—	$—	$161,258	$—	$161,258

International Equity

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Asset Derivatives

Receivable for variation
margin on futures
contracts**	$—	$98,759	$—	$146,398	$—	$245,157

Liabilities Derivatives

Payable for variation
margin on futures
contracts**	$—	$—	$—	$(12,281)	$—	$(12,281)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Realized Gain/(Loss) on
Derivative Recognized as a
Result from Operations

Net realized gains on futures
transactions	$—	$603,208	$—	$542,695	$—	$1,145,903

Net Change in Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
as a Result from Operations

Change in unrealized
appreciation/(depreciation)
on investments and futures	$—	$(97,120)	$—	$77,203	$—	$(19,917)

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

Strategic Income

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Asset Derivatives

Unrealized appreciation on
forward foreign currency
contracts	$—	$12,129	$—	$—	$—	$12,129

Liabilities Derivatives

Unrealized depreciation on
credit default swap
agreements	$—	$—	$(917)	$—	$—	$(917)
Payable for variation margin
on futures contracts**	(13,814)	—	—	—	—	(13,814)

	$(13,814)	$—	$(917)	$—	$—	$(14,731)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Realized Gain/(Loss) on
Derivative Recognized as a
Result from Operations

Net realized gains on futures
transactions	$(1)	$—	$—	$—	$—	$(1)
Net realized gains/(losses)
on investments, swaps and
foreign currency
transactions	—	(133,665)	24,734	—	—	(108,931)

	$(1)	$(133,665)	$24,734	$—	$—	$(108,932)

Net Change in Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
as a Result from Operations

Change in unrealized
appreciation/(depreciation)
on investments, futures,
swaps and foreign currency
translations	$(13,814)	$122,917	$(17,851)	$—	$—	$91,252

Total Return Bond

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Asset Derivatives

Receivable for variation
margin on futures
contracts**	$39,279	$—	$—	$—	$—	$39,279

Liabilities Derivatives

Payable for variation margin
on futures contracts**	$(86,625)	$—	$—	$—	$—	$(86,625)
Unrealized depreciation on
credit default swap
agreements	—	—	(6,416)	—	—	(6,416)

	$(86,625)	$—	$(6,416)	$—	$—	$(93,041)

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

Total Return Bond, continued

The Effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Realized Gain/(Loss) on
Derivative Recognized as a
Result from Operations

Net realized gains on futures
transactions	$22,522	$—	$—	$—	$—	$22,522
Net realized gains/(losses)
on investments, swaps
and foreign currency
transactions	—	—	80,837	—	—	80,837

	$22,522	$—	$80,837	$—	$—	$103,359

Net Change in Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
as a Result from Operations

Change in unrealized
appreciation/(depreciation)
on investments, futures,
swaps and foreign currency
translations	$(379,877)	$—	$(35,048)	$—	$—	$(414,925)

Short Term Bond

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Assets Derivatives

Receivable for variation
margin on futures
contracts**	$6,968	$—	$—	$—	$—	$6,968

The Effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2011:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133

	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Realized Gain/(Loss)
on Derivative Recognized
as a Result from Operations

Net realized gains on futures
transactions	$1,545	$—	$—	$—	$—	$1,545

Net Change in Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
as a Result from Operations

Change in unrealized
appreciation/(depreciation)
on investments, futures,
swaps and foreign currency
translations	$(9,869)	$—	$—	$—	$—	$(9,869)

*	See Note 2 - Significant Accounting Policies for additional information.
**	The Fair Values of Derivative Instruments may include cumulative appreciation/(depreciation) of futures contracts as reported in the Notes to Schedules of Investments. Only the current day’s variation margin is reported in the Statements of Assets and Liabilities.

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

For the six months ended January 31, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

	Structured
	Large		International	Strategic	Total	Short
	Cap Plus	Equity Index	Equity	Income	Return Bond	Term Bond

Forward currency contracts:
Average number of contracts	—	—	—	2	—	—
Average U.S. dollar amounts purchased	—	—	—	1,174,568	—	—
Futures contracts:
Average number of contracts purchased	8	39	124	—	102	18
Average number of contracts sold	—	—	—	8	—	—
Average notional amount of contracts purchased
	2,293,502	11,245,868	10,509,113	—	12,562,621	4,009,500
Average notional amount of contracts sold	—	—	—	990,122	—	—
Swap contracts:
Average notional amount of contracts purchased	—	—	—	—	—	—
Average notional amount of contracts sold	—	—	—	1,166,667	5,166,667	—

(15) Information Regarding Settled Legal Proceedings

Prior to September 19, 2009, Lehman Brothers, Inc. (“LBI”) served as the exclusive prime broker for short sales in the Structured Large Cap Plus Fund. Due to bankruptcy, LBI’s business was liquidated under the Securities Investor Protection Act of 1970. The trustee for the liquidation proceedings (the “Liquidation Trustee”) had taken a position with respect to the valuation date for the Fund’s short positions which Fund management believed to be incorrect and materially disadvantageous to the Fund. The Fund settled with the Liquidation Trustee on November 15, 2010. The effect of the settlement on the total return is disclosed in the Notes to the Financial Highlights.

In accordance with the Fund’s prospectus, the Fund’s legal expenses related to these matters were considered extraordinary expenses and therefore borne by the Fund without regard to the Fund’s expense limitation agreement. There were no extraordinary legal expenses incurred in the six months ended January 31, 2011. The impact of extraordinary legal expenses in prior years is disclosed in the Notes to the Financial Highlights.

(16) Other Tax Information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending July 31, 2011.

(17) Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements.

Fifth Third Funds
Supplemental Information (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 through January 31, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The expense ratio may vary period to period because of various factors, as a result of expenses incurred that are outside the cap (such as dividends on securities sold short, extraordinary expenses and interest expense.)

				Expense	Expense
		Beginning	Ending	Paid	Ratio
		Account	Account	During	During
		Value	Value	Period*	Period
		8/1/10	1/31/11	8/1/10-1/31/11	8/1/10-1/31/11

Small Cap Growth	Institutional Shares	$1,000.00	$1,241.50	$5.82	1.03%
	Class A Shares	1,000.00	1,238.50	7.22	1.28%
	Class B Shares	1,000.00	1,233.50	11.43	2.03%
	Class C Shares	1,000.00	1,233.90	11.37	2.03%

Mid Cap Growth	Institutional Shares	1,000.00	1,274.80	5.22	0.91%
	Class A Shares	1,000.00	1,273.20	6.65	1.16%
	Class B Shares	1,000.00	1,269.20	10.92	1.91%
	Class C Shares	1,000.00	1,269.10	10.92	1.91%

Quality Growth	Institutional Shares	1,000.00	1,202.40	5.58	1.06%
	Class A Shares	1,000.00	1,200.90	7.27	1.31%
	Class B Shares	1,000.00	1,197.00	11.41	2.06%
	Class C Shares	1,000.00	1,196.60	11.41	2.06%

Dividend Growth	Institutional Shares	1,000.00	1,153.70	3.96	0.73%
	Class A Shares	1,000.00	1,152.60	5.32	0.98%
	Class B Shares	1,000.00	1,147.80	9.37	1.73%
	Class C Shares	1,000.00	1,147.70	9.37	1.73%

Micro Cap Value	Institutional Shares	1,000.00	1,148.00	7.31	1.35%
	Class A Shares	1,000.00	1,148.80	8.67	1.60%
	Class B Shares	1,000.00	1,141.50	12.74	2.35%
	Class C Shares	1,000.00	1,141.50	12.68	2.35%

Small Cap Value	Institutional Shares	1,000.00	1,140.40	6.15	1.12%
	Class A Shares	1,000.00	1,139.50	7.55	1.37%
	Class B Shares	1,000.00	1,135.50	11.57	2.12%
	Class C Shares	1,000.00	1,134.70	11.46	2.12%

All Cap Value	Institutional Shares	1,000.00	1,192.70	5.58	1.01%
	Class A Shares	1,000.00	1,191.90	6.96	1.26%
	Class B Shares	1,000.00	1,186.80	11.08	2.01%
	Class C Shares	1,000.00	1,186.70	11.08	2.01%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Fifth Third Funds
Supplemental Information (Unaudited), continued

				Expense	Expense
		Beginning	Ending	Paid	Ratio
		Account	Account	During	During
		Value	Value	Period*	Period
		8/1/10	1/31/11	8/1/10-1/31/11	8/1/10-1/31/11

Disciplined Large Cap Value	Institutional Shares	$1,000.00	$1,169.90	$4.81	0.88%
	Class A Shares	1,000.00	1,167.90	6.17	1.13%
	Class B Shares	1,000.00	1,164.70	10.26	1.88%
	Class C Shares	1,000.00	1,164.10	10.25	1.88%

Structured Large Cap Plus	Institutional Shares	1,000.00	1,187.90	7.50	1.37%
	Class A Shares	1,000.00	1,187.20	8.88	1.61%
	Class B Shares	1,000.00	1,182.40	12.98	2.36%
	Class C Shares	1,000.00	1,181.30	13.03	2.37%

Equity Index	Institutional Shares	1,000.00	1,178.90	1.04	0.19%
	Class A Shares	1,000.00	1,177.10	2.41	0.44%
	Class B Shares	1,000.00	1,173.10	6.52	1.19%
	Class C Shares	1,000.00	1,171.60	6.51	1.19%
	Select shares	1,000.00	1,178.00	1.48	0.27%
	Preferred Shares	1,000.00	1,178.20	1.87	0.34%
	Trust Shares	1,000.00	1,177.40	2.41	0.44%

International Equity	Institutional Shares	1,000.00	1,174.20	6.41	1.17%
	Class A Shares	1,000.00	1,174.40	7.78	1.42%
	Class B Shares	1,000.00	1,168.50	11.86	2.17%
	Class C Shares	1,000.00	1,169.70	11.87	2.17%

Strategic Income	Institutional Shares	1,000.00	1,057.80	4.20	0.81%
	Class A Shares	1,000.00	1,056.60	5.49	1.06%
	Class B Shares	1,000.00	1,051.60	9.36	1.81%
	Class C Shares	1,000.00	1,052.20	9.36	1.81%

LifeModel AggressiveSM	Institutional Shares	1,000.00	1,187.30	0.44	0.08%
	Class A Shares	1,000.00	1,185.40	1.82	0.33%
	Class B Shares	1,000.00	1,182.50	5.94	1.08%
	Class C Shares	1,000.00	1,181.50	5.94	1.08%

LifeModel Moderately AggressiveSM	Institutional Shares	1,000.00	1,150.50	0.43	0.08%
	Class A Shares	1,000.00	1,149.20	1.79	0.33%
	Class B Shares	1,000.00	1,144.70	5.84	1.08%
	Class C Shares	1,000.00	1,144.80	5.84	1.08%

LifeModel ModerateSM	Institutional Shares	1,000.00	1,113.10	0.43	0.08%
	Class A Shares	1,000.00	1,111.80	1.76	0.33%
	Class B Shares	1,000.00	1,107.10	5.74	1.08%
	Class C Shares	1,000.00	1,107.20	5.74	1.08%

LifeModel Moderately ConservativeSM	Institutional Shares	1,000.00	1,095.50	0.42	0.08%
	Class A Shares	1,000.00	1,094.30	1.74	0.33%
	Class B Shares	1,000.00	1,089.20	5.69	1.08%
	Class C Shares	1,000.00	1,089.40	5.69	1.08%

LifeModel ConservativeSM	Institutional Shares	1,000.00	1,058.20	0.42	0.08%
	Class A Shares	1,000.00	1,056.90	1.71	0.33%
	Class B Shares	1,000.00	1,052.90	5.59	1.08%
	Class C Shares	1,000.00	1,053.70	5.59	1.08%

High Yield Bond	Institutional Shares	1,000.00	1,078.90	3.88	0.74%
	Class A Shares	1,000.00	1,079.00	5.19	0.99%
	Class B Shares	1,000.00	1,073.70	9.09	1.74%
	Class C Shares	1,000.00	1,073.90	9.10	1.74%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Fifth Third Funds
Supplemental Information (Unaudited), continued

				Expense	Expense
		Beginning	Ending	Paid	Ratio
		Account	Account	During	During
		Value	Value	Period*	Period
		8/1/10	1/31/11	8/1/10-1/31/11	8/1/10-1/31/11

Total Return Bond	Institutional Shares	$1,000.00	$1,013.50	$3.25	0.64%
	Class A Shares	1,000.00	1,012.30	4.51	0.89%
	Class B Shares	1,000.00	1,008.40	8.35	1.64%
	Class C Shares	1,000.00	1,008.40	8.30	1.64%

Short Term Bond	Institutional Shares	1,000.00	1,009.50	2.68	0.53%
	Class A Shares	1,000.00	1,008.30	3.95	0.78%
	Class C Shares	1,000.00	1,004.50	7.73	1.53%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Fifth Third Funds
Supplemental Information (Unaudited), continued

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may however use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, as a result of expenses incurred that are outside the cap (such as dividends on securities sold short, extraordinary expenses and interest expense.)

				Expense	Expense
		Beginning	Ending	Paid	Ratio
		Account	Account	During	During
		Value	Value	Period*	Period
		8/1/10	1/31/11	8/1/10-1/31/11	8/1/10-1/31/11

Small Cap Growth	Institutional Shares	$1,000.00	$1,020.01	$5.24	1.03%
	Class A Shares	1,000.00	1,018.75	6.51	1.28%
	Class B Shares	1,000.00	1,014.97	10.31	2.03%
	Class C Shares	1,000.00	1,015.02	10.26	2.03%

Mid Cap Growth	Institutional Shares	1,000.00	1,020.62	4.63	0.91%
	Class A Shares	1,000.00	1,019.36	5.90	1.16%
	Class B Shares	1,000.00	1,015.58	9.70	1.91%
	Class C Shares	1,000.00	1,015.58	9.70	1.91%

Quality Growth	Institutional Shares	1,000.00	1,019.86	5.40	1.06%
	Class A Shares	1,000.00	1,018.60	6.67	1.31%
	Class B Shares	1,000.00	1,014.82	10.46	2.06%
	Class C Shares	1,000.00	1,014.82	10.46	2.06%

Dividend Growth	Institutional Shares	1,000.00	1,021.53	3.72	0.73%
	Class A Shares	1,000.00	1,020.27	4.99	0.98%
	Class B Shares	1,000.00	1,016.48	8.79	1.73%
	Class C Shares	1,000.00	1,016.48	8.79	1.73%

Micro Cap Value	Institutional Shares	1,000.00	1,018.40	6.87	1.35%
	Class A Shares	1,000.00	1,017.14	8.13	1.60%
	Class B Shares	1,000.00	1,013.31	11.98	2.35%
	Class C Shares	1,000.00	1,013.36	11.93	2.35%

Small Cap Value	Institutional Shares	1,000.00	1,019.46	5.80	1.12%
	Class A Shares	1,000.00	1,018.15	7.12	1.37%
	Class B Shares	1,000.00	1,014.37	10.92	2.12%
	Class C Shares	1,000.00	1,014.47	10.82	2.12%

All Cap Value	Institutional Shares	1,000.00	1,020.11	5.14	1.01%
	Class A Shares	1,000.00	1,018.85	6.41	1.26%
	Class B Shares	1,000.00	1,015.07	10.21	2.01%
	Class C Shares	1,000.00	1,015.07	10.21	2.01%

Disciplined Large Cap Value	Institutional Shares	1,000.00	1,020.77	4.48	0.88%
	Class A Shares	1,000.00	1,019.51	5.75	1.13%
	Class B Shares	1,000.00	1,015.73	9.55	1.88%
	Class C Shares	1,000.00	1,015.73	9.55	1.88%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Fifth Third Funds
Supplemental Information (Unaudited), continued

				Expense	Expense
		Beginning	Ending	Paid	Ratio
		Account	Account	During	During
		Value	Value	Period*	Period
		8/1/10	1/31/11	8/1/10-1/31/11	8/1/10-1/31/11

Structured Large Cap Plus	Institutional Shares	$1,000.00	$1,018.35	$6.92	1.37%
	Class A Shares	1,000.00	1,017.09	8.19	1.61%
	Class B Shares	1,000.00	1,013.31	11.98	2.36%
	Class C Shares	1,000.00	1,013.26	12.03	2.37%

Equity Index	Institutional Shares	1,000.00	1,024.25	0.97	0.19%
	Class A Shares	1,000.00	1,022.99	2.24	0.44%
	Class B Shares	1,000.00	1,019.21	6.06	1.19%
	Class C Shares	1,000.00	1,019.21	6.06	1.19%
	Select shares	1,000.00	1,023.84	1.38	0.27%
	Preferred Shares	1,000.00	1,023.49	1.73	0.34%
	Trust Shares	1,000.00	1,022.99	2.24	0.44%

International Equity	Institutional Shares	1,000.00	1,019.31	5.96	1.17%
	Class A Shares	1,000.00	1,018.05	7.22	1.42%
	Class B Shares	1,000.00	1,014.27	11.02	2.17%
	Class C Shares	1,000.00	1,014.27	11.02	2.17%

Strategic Income	Institutional Shares	1,000.00	1,021.12	4.13	0.81%
	Class A Shares	1,000.00	1,019.86	5.40	1.06%
	Class B Shares	1,000.00	1,016.08	9.20	1.81%
	Class C Shares	1,000.00	1,016.08	9.20	1.81%

LifeModel AggressiveSM	Institutional Shares	1,000.00	1,024.80	0.41	0.08%
	Class A Shares	1,000.00	1,023.54	1.68	0.33%
	Class B Shares	1,000.00	1,019.76	5.50	1.08%
	Class C Shares	1,000.00	1,019.76	5.50	1.08%

LifeModel Moderately AggressiveSM	Institutional Shares	1,000.00	1,024.80	0.41	0.08%
	Class A Shares	1,000.00	1,023.54	1.68	0.33%
	Class B Shares	1,000.00	1,019.76	5.50	1.08%
	Class C Shares	1,000.00	1,019.76	5.50	1.08%

LifeModel ModerateSM	Institutional Shares	1,000.00	1,024.80	0.41	0.08%
	Class A Shares	1,000.00	1,023.54	1.68	0.33%
	Class B Shares	1,000.00	1,019.76	5.50	1.08%
	Class C Shares	1,000.00	1,019.76	5.50	1.08%

LifeModel Moderately ConservativeSM	Institutional Shares	1,000.00	1,024.80	0.41	0.08%
	Class A Shares	1,000.00	1,023.54	1.68	0.33%
	Class B Shares	1,000.00	1,019.76	5.50	1.08%
	Class C Shares	1,000.00	1,019.76	5.50	1.08%

LifeModel ConservativeSM	Institutional Shares	1,000.00	1,024.80	0.41	0.08%
	Class A Shares	1,000.00	1,023.54	1.68	0.33%
	Class B Shares	1,000.00	1,019.76	5.50	1.08%
	Class C Shares	1,000.00	1,019.76	5.50	1.08%

High Yield Bond	Institutional Shares	1,000.00	1,021.48	3.77	0.74%
	Class A Shares	1,000.00	1,020.21	5.04	0.99%
	Class B Shares	1,000.00	1,016.43	8.84	1.74%
	Class C Shares	1,000.00	1,016.43	8.84	1.74%

Total Return Bond	Institutional Shares	1,000.00	1,021.98	3.26	0.64%
	Class A Shares	1,000.00	1,020.72	4.53	0.89%
	Class B Shares	1,000.00	1,016.89	8.39	1.64%
	Class C Shares	1,000.00	1,016.94	8.34	1.64%

Short Term Bond	Institutional Shares	1,000.00	1,022.53	2.70	0.53%
	Class A Shares	1,000.00	1,021.27	3.97	0.78%
	Class C Shares	1,000.00	1,017.49	7.78	1.53%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Fifth Third Funds
Supplemental Information (Unaudited), continued

Approval of the Management Agreement

The Board of Trustees, including all of the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), at a meeting held on September 29-30, 2010, approved the continuance of the Trust’s investment advisory agreement with Fifth Third Asset Management, Inc. (“FTAM” or the “Adviser”) with respect to all Funds of the Trust and a sub-advisory agreement of FTAM with Fort Washington Investment Advisors, Inc. (“Fort Washington” or, also a “Sub-Adviser”) with respect to the Fifth Third High Yield Bond Fund. All the above-referenced agreements are collectively the “Advisory Agreements” and are performed by the “Advisers”; the action considered was the “Continuance” of the Advisory Agreements.

The Independent Trustees began their process of reviewing information, which they had previously requested, and considering the Continuance at the Board’s September 1, 2010 meeting. The Independent Trustees were assisted in their review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreements. The Independent Trustees deliberated outside the presence of management and the Advisers. After this review of the information received, the Independent Trustees presented their findings and recommendations to the full Board.

The Trustees reviewed extensive material in connection with their consideration of the Continuance, including data compiled by Lipper, Inc. (“Lipper”), an independent source of mutual fund data, which included comparisons with industry averages for comparable funds for advisory fees, Rule 12b-1 fees, administration fees, transfer agency fees, and total fund expenses. The data reflected FTAM’s fee waivers in place, as well as FTAM’s contractual advisory fees. FTAM also provided the Board with the results of a three-pronged performance and expense test developed by FTAM. The Board received reports from FTAM’s Chief Investment Officer with respect to brokerage practices, best execution, fund performance, and expense trends. The Board reviewed the benefits realized by FTAM (and its affiliates) from its relationship with the Funds. The Board received a detailed presentation by FTAM, which included a fund-by-fund analysis of performance and profitability. A detailed presentation was also provided by the Sub-Adviser.

In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of the Continuance, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and the Advisers, as provided in the Advisory Agreements, were fair and reasonable, and that the Continuance of the Advisory Agreements, was in the best interests of each Fund.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent, and Quality of Services Provided by the Advisers

The Trustees received and considered information regarding the nature, extent, and quality of services provided to each Fund under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of each Adviser’s senior management and the expertise of investment personnel of each Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, the capabilities and commitment of each Adviser to provide high-quality service to the Trust, and the Trustees’ overall confidence in each Adviser’s integrity.

The Trustees received information concerning the investment philosophy and investment processes applied by the Advisers in managing the Funds. The Trustees generally considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the trading practices of each Adviser. The Trustees also evaluated the procedures of the Advisers designed to fulfill the Advisers’ fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisers’ codes of ethics (regulating the personal trading of their officers and employees).

Based on their review, the Trustees concluded that, with respect to the quality and nature of services provided by the Advisers, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of services was satisfactory.

Fifth Third Funds
Supplemental Information (Unaudited), continued

Investment Performance

The Trustees considered performance results of each Fund in absolute terms and relative to each Fund’s benchmark and Lipper peer universe. In the Trustees’ review of performance, long- and short-term performance were considered. In conducting their review, the Trustees particularly focused on Funds where performance compared unfavorably with peers (i.e., Funds in the bottom one-third relative to their peers) over the one-, three-, or five-year periods ended June 30, 2010.

Fifth Third Small Cap Growth Fund. The Trustees noted that the Fund was in the third, fourth and fourth quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, but that it outperrormed its benchmark on a one-year basis.

Fifth Third Mid Cap Growth Fund. The Trustees noted that the Fund was in the fifth, fourth and fourth quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, and had lagged its benchmark over the same periods. The Trustees also considered that a new management team was put in place effective April 1, 2010 and noted that the Fund’s longer term performance was not attributable to the current management team.

Fifth Third Quality Growth Fund and the Fifth Third Dividend Growth Fund. The Trustees noted that the Funds were in the fourth quintile of their Lipper peer universe on a one-year basis and underperformed their benchmarks for the same period, but that the Funds were in the second quintile of their Lipper peer universe on a three- and five-year basis and outperformed their benchmarks for the same periods.

Fifth Third Micro Cap Value Fund. The Trustees noted that the Fund was in the third, first and second quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, and had outperformed its benchmark for the same periods and on a year-to-date basis.

Fifth Third Small Cap Value Fund. The Trustees noted that the Fund was in the second, first and second quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, and had outperformed its benchmark for the same periods and on a year-to-date basis.

Fifth Third All Cap Value Fund. The Trustees noted that the Fund was in the fourth, fourth and third quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, and underperformed its benchmark for the same periods. The Adviser noted that, notwithstanding the Fund’s performance for the periods ended June 30, 2010, the Fund outperformed its benchmark for the one-year period ended December 31, 2009.

Fifth Third Disciplined Large Cap Value Fund. The Trustees noted that the Fund was in the third quintile of its Lipper peer universe on a one-, three-, and five-year basis and had underperformed its benchmark for the same periods. The Adviser noted that, notwithstanding the Fund’s performance for the periods ended June 30, 2010, the Fund outperformed its benchmark for the one-year periods ended December 31, 2007, 2008 and 2009.

Fifth Third Structured Large Cap Plus Fund. The Trustees noted that the Fund was in the fifth quintile of its peer universe on a three-year basis and had lagged its benchmark on a one-, three-, and five-year basis, but noted that the Fund was in the second and third quintiles of its Lipper peer universe on a one- and five-year basis, respectively. The Trustees also noted that FTAM attributed the underperformance in 2008 and the first quarter of 2009 to its limited ability to manage the Fund due to a legal dispute with the liquidation trustee for the Fund’s former exclusive prime broker for the Fund’s short positions.

Fifth Third Equity Index Fund. The Trustees noted that the Fund was in the first quintile of its Lipper peer universe on a one-, three-, and five-year basis and had lagged its benchmark for the same periods.

Fifth Third International Equity Fund. The Trustees noted that the Fund was in the fourth, fourth and third quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, and had lagged its benchmark for the same periods.

Fifth Third Funds
Supplemental Information (Unaudited), continued

Fifth Third Strategic Income Fund. The Trustees noted that the Fund was in the first, third and third quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, and had lagged its benchmark on a three- and five-year basis, but outperformed its benchmark on a one-year basis.

Fifth Third LifeModel Aggressive FundSM, the Fifth Third LifeModel Moderately Aggressive FundSM, the Fifth Third LifeModel Moderate FundSM, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM. The Trustees noted that the Fifth Third LifeModel Aggressive FundSM was in the fifth, fifth and fourth quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, that the Fifth Third LifeModel Moderately Aggressive FundSM was in the fifth, second and third quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, the Fifth Third LifeModel Moderate FundSM was in the fifth, fourth and fourth quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, the Fifth Third LifeModel Moderately Conservative FundSM was in the fourth, third, and fourth quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, and the Fifth Third LifeModel Conservative FundSM was in the third, fifth and fifth quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively. For all of the LifeModel Funds, the Adviser noted that performance was driven by the performance of certain of the underlying funds, not the asset allocation strategy used by the LifeModel Funds, and each Fund’s overweight exposure to equity underlying funds relative to its respective peer group.

Fifth Third High Yield Bond Fund. The Trustees noted that the Fund was in the fourth, first and first quintiles of its Lipper peer universe on a one-year, three-year, and since inception (11/29/05) basis, respectively, and had outperformed its benchmark for the three-year period.

Fifth Third Total Return Bond Fund. The Trustees noted that the Fund was in the fifth quintile of its Lipper peer universe on a three- and five-year basis and had lagged its benchmark for the same periods, but that the Fund was in the second quintile of its Lipper peer universe on a one-year basis and had outperformed its benchmark on a one-year and year-to-date basis.

Fifth Third Short Term Bond Fund. The Trustees noted that the Fund was in the fourth, second and second quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively, but that the Fund had outperformed its benchmark on a one-year and year-to-date basis.

After reviewing the performance of each Fund, and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each of the Funds was acceptable or better and that in cases where performance issues were encountered, the Adviser was appropriately addressing the situation.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees charged by FTAM to each of the Funds, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Trustees concluded that the investment advisory fees fell within an acceptable range as compared to peer groups, particularly in light of the fee waivers and/or expense limitations that were proposed or that would be continued in the upcoming year. The Trustees also compared the advisory and sub-advisory fees to the fees charged by the Advisers to other accounts with similar investment goals as the Funds. The Trustees noted that the fees payable to Fort Washington for managing other accounts with investment goals similar to the Fifth Third High Yield Bond Fund are the same or higher than the Fund’s sub-advisory fees. However, the Trustees noted that, although FTAM manages other accounts with investment goals similar to those of the Funds, the fees payable to FTAM for managing those accounts are generally lower than the fees charged to the Funds due to increased regulatory and compliance requirements applicable to the Funds and the increased portfolio management necessary to address daily shareholder transaction activity.

The Trustees also considered the reasonableness of advisory fees and, where relevant, the profitability of the Advisers. In determining whether all investment advisory and sub-advisory fees (collectively, the “investment advisory fees”) were reasonable, the Trustees reviewed profitability information provided by FTAM with respect

Fifth Third Funds
Supplemental Information (Unaudited), continued

to investment advisory, administration, accounting, and transfer agency services provided to the Funds. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented FTAM’s own determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees noted that Fort Washington did not provide an estimate of profitability in connection with the management of the Fifth Third High Yield Bond Fund. The Trustees also recognized that it is difficult to make comparisons of profitability from investment advisory and sub-advisory contracts, because comparative information is not generally publicly available and could be affected by numerous factors. With respect to Fort Washington, the Trustees considered that the sub- advisory fee rate was negotiated at arm’s length between FTAM and Fort Washington, an unaffiliated third party, and noted that sub-advisory fees are paid by FTAM, rather than directly from the Fund’s assets. Based on their review, the Trustees concluded that the profitability to FTAM, as a result of its relationship with the Funds, was acceptable. The Board concluded that the fees under the Advisory Agreements were not unreasonable in light of the services and benefits provided to each Fund of the Trust.

Expenses

The Trustees reviewed information on each Fund’s actual net expense ratio as provide by Lipper and the proposed net expense ratio (taking into account fee waivers and/or expense limitations to go into effect from November 27, 2010 to November 22, 2011 or November 30, 2012, as applicable).

Fifth Third Small Cap Growth Fund. The Trustees noted that the Fund’s actual net expense ratio was in the first quintile of its Lipper peer group and its proposed net expense ratio was in the second quintile of its Lipper peer group.

Fifth Third Mid Cap Growth Fund. The Trustees noted that the Fund’s actual net expense ratio was in the fourth quintile of its Lipper peer group, but that its proposed net expense ratio was in the second quintile of its Lipper peer group.

Fifth Third Quality Growth Fund. The Trustees noted that the Fund’s actual net and proposed net expense ratios were in the fifth quintile of its Lipper peer group, but FTAM noted its belief that, given the Fund’s solid long-term performance, the Fund’s proposed fee waiver and expense limitations were appropriate.

Fifth Third Dividend Growth Fund. The Trustees noted that the Fund’s actual net and proposed net expense ratios were in the second quintile of its Lipper peer group.

Fifth Third Micro Cap Value Fund. The Trustees noted that the Fund’s actual net and proposed net expense ratios were in the fourth quintile of its Lipper peer group, but FTAM noted that the Fund’s peer group contains a number of non-microcap funds and the Fund has capacity constraints and, as a result, believed the current fee waivers and expense limitations to be appropriate.

Fifth Third Small Cap Value Fund. The Trustees noted that the Fund’s actual net expense ratio was in the fourth quintile of its Lipper peer group, but that its proposed net expense ratio was in the second quintile of its Lipper peer group.

Fifth Third All Cap Value Fund. The Trustees noted that the Fund’s actual net expense ratio was in the fifth quintile of its Lipper peer group and its proposed net expense ratio was in the third quintile of its Lipper peer group, but FTAM noted that the Fund has small-cap exposure where certain of the Fund’s peer group funds do not and, as a result, believed the proposed fee waivers and expense limitations to be appropriate.

Fifth Third Disciplined Large Cap Value Fund. The Trustees noted that the Fund’s actual net expense ratio was in the fifth quintile of its Lipper peer group, but that its proposed net expense ratio was in the third quintile of its Lipper peer group.

Fifth Third Structured Large Cap Plus Fund. The Trustees noted that the Fund’s actual net expense ratio and its proposed net expense ratio (excluding dividends on short sales) were in the fourth quintile of its Lipper peer group.

Fifth Third Funds
Supplemental Information (Unaudited), continued

Fifth Third Equity Index Fund. The Trustees noted that the Fund’s actual net and proposed net expense ratios were in the first quintile of its Lipper peer group.

Fifth Third International Equity Fund and Fifth Third High Yield Bond Fund. The Trustees noted that each Fund’s actual net and proposed net expense ratios were in the third quintiles of its Lipper peer group.

Fifth Third Strategic Income Fund. The Trustees noted that the Fund’s actual net expense ratio was in the fourth quintile of its Lipper peer group, but that its proposed net expense ratio was in the first quintile of its Lipper peer group.

Fifth Third LifeModel Aggressive FundSM. The Trustees noted that the Fund’s actual net expense ratio was in the fourth quintile of its Lipper peer group, but that its proposed net expense ratio (excluding underlying fund expenses) was in the first quintile of its Lipper peer group.

Fifth Third LifeModel Moderately Aggressive FundSM and Fifth Third LifeModel Moderate FundSM. The Trustees noted that each Fund’s actual net expense ratio was in the third quintile of its Lipper peer group, but that its proposed net expense ratio (excluding underlying fund expenses) was in the first quintile of its Lipper peer group.

Fifth Third LifeModel Moderately Conservative FundSM. The Trustees noted that the Fund’s actual net expense ratio was in the second quintile of its Lipper peer group and its proposed net expense ratio (excluding underlying fund expenses) was in the first quintile of its Lipper peer group.

Fifth Third LifeModel Conservative FundSM. The Trustees noted that the Fund’s actual net expense ratio was in the fifth quintile of its Lipper peer group, but that its proposed net expense ratio (excluding underlying fund expenses) was in the second quintile of its Lipper peer group.

Fifth Third Total Return Bond Fund. The Trustees noted that the Fund’s actual net expense ratio was in the fourth quintile of its Lipper peer group, but that its proposed net expense ratio is in the third quintile of its Lipper peer group.

Fifth Third Short Term Bond Fund. The Trustees noted that the Fund’s actual net expense ratio was in the fifth quintile of its Lipper peer group, but that its proposed net expense ratio was in the third quintile of its Lipper peer group.

After reviewing the expenses of each Fund, and taking into consideration the Adviser’s fee waivers and/or expense limitations, the Trustees concluded that the expenses of each Fund were acceptable.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Trust’s assets. The Trustees found that the Adviser had reduced Fund total expense ratios through fee waivers and/or expense limitations. The Trustees noted recent decreases in asset levels on a complex-wide basis. The Trustees found that the asset levels of the Trust were not currently so large as to warrant formal contractual breakpoints (except with respect to the Fifth Third International Equity Fund, for which contractual breakpoints were in place) and found that the expense limitations and/or fee waivers were a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Other Benefits to FTAM and Affiliates

The Trustees considered that FTAM engages in soft dollar arrangements in connection with brokerage transactions for the Funds. The Trustees also considered benefits derived by FTAM from its relationship with the Funds, including the other services provided and fees received by FTAM and its affiliates for providing such services, and concluded for each Fund that the direct and indirect benefits accruing to FTAM were reasonable in comparison with the costs of providing advisory services, the advisory fee charged to each Fund, FTAM’s commitment to waive fees and/or limit expenses, and the benefits to each Fund.

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Addresses

Fifth Third Funds	Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, Ohio 45202

Investment Advisor, Administrator and Accountant	Fifth Third Asset Management, Inc.
38 Fountain Square Plaza
Cincinnati, Ohio 45202

Sub-Advisor (High Yield Bond)	Fort Washington Investment Advisors, Inc.
303 Broadway Street, Suite 1200
Cincinnati, Ohio 45202

Distributor	FTAM Funds Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian, Sub-Accountant and Sub-Administrator	State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Transfer and Dividend Disbursing Agent	Boston Financial Data Services, Inc.
30 Dan Road
Canton, Massachusetts 02021

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106

Advised by:

FTAM

FIFTH THIRD ASSET MANAGEMENT

BEYOND THE TRADITIONAL

FTF 2943013112

1-800-282-5706

SAR-STBD-11

NOTICE OF DELIVERY OF PROSPECTUSES,
SEMI-ANNUAL REPORTS AND ANNUAL REPORTS
In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds will deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, on the Funds’ website at www.fifththirdfunds.com or by calling 1-800-282-5706 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Investments for periods ending April 30 and October 31 are filed on Form N-Q and are available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov. They may be viewed at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330).

Fifth Third Funds are distributed by FTAM Funds Distributor, Inc., member FINRA. FTAM Funds Distributor, Inc. is not an affiliate of Fifth Third Bank, Fifth Third Funds or Fifth Third Asset Management, Inc. Fifth Third Asset Management, Inc. serves as Investment Advisor to Fifth Third Funds and receives a fee for its services.

Fifth Third Funds, like all mutual funds:

• are NOT FDIC insured
• have no bank guarantee
• may lose value

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TABLE OF CONTENTS

Economic Outlook and Commentary Section	1

Manager Commentary	5

Schedules of Investments	8

Statements of Assets and Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	38

Financial Highlights	42

Notes to Financial Statements	51

Supplemental Information	65

Our Message to You

Equities rallied boldly throughout much of the past six months, fueled in part by impressive gains in corporate earnings. This bolstered many investors’ portfolios and eased the discomfort resulting from sagging fixed income investments. As participants in the vibrant market activity, Fifth Third Funds shareholders widely enjoyed positive returns during the period.

Within the stock market, results reported during the six-month period ended January 31, 2011, included:

• A 17.93% advance for the S&P 500 Index[1] of large cap stocks.

• A 22.49% advance for the S&P 400 Index[1] of mid cap stocks.

• A 20.01% advance for the S&P 600 Index[1] of small cap stocks.

• A 16.10% advance for the MSCI EAFE Index[1] of international stocks.

In short, 2010 was quite an eventful year.

In the third and fourth quarters alone, the listing of notable events is long: We witnessed a mid-term election and political shift that reverberated throughout the country; U.S. companies continued to register extraordinary improvements in earnings and balance sheets; WikiLeaks news stories dominated the headlines globally; and economic signs indicated that better times may be ahead.

Within the capital markets during the six-month period ended January 31, 2011, stocks surged almost unabated from late August on, led by lower-quality and higher-risk stocks, especially within the small and mid cap arenas. The increasingly positive economic sentiment sparked demand for cyclical stocks, and growth names generally outperformed value holdings. On the international front, the fervor over European sovereign debt problems cooled, which led to an increased appetite for global equities, along with surging demand for commodities.

Within the fixed income asset class, interest rates (which move in the opposite direction of prices) rose along much of the yield curve, which diminished returns on bonds. Default scares punished municipal bonds even further, but previously out of favor securities, such as those tied to mortgages, posted decent gains as yield-seeking investors waded back into corners of the market that had been all but neglected since 2008. High yield bonds enjoyed a similar boost, but cash returns continued to wallow at miniscule levels as the U.S. Federal Reserve kept its Federal Funds Rate, which anchors money market funds, in a range of 0.0% to 0.25%.

To put an exclamation point on its accommodative philosophy, the Fed also rolled out a second round of quantitative easing (QE2), in which it agreed to

1

purchase up to $600 billion worth of government debt through June 2011. Although many saw this development as a catalyst, we saw it as another reminder that yields on U.S. Treasury securities really have only one direction to go by the end of this year: up.

From a broad economic perspective, however, the economy continued to show improvement throughout the period, albeit at a subdued pace. Policy risk factors dominated our thinking in 2010 and will likely remain on our radar screen in the coming year. Yet in late December, investors received some good news when Congress approved the extension of many of the Bush-era tax cuts.

Feeling better about the macroeconomic landscape, I’m also proud to report that the family of Fifth Third Funds performed well through 2010 and into the first weeks of 2011. Although an adherence to higher-quality investments hindered results in some cases, our portfolio managers’ nimble actions reinforced the benefits of active asset management. Furthermore, given the low-quality nature of the market’s rally through the second half of 2010, we like the prospects for high-quality securities going forward.

As for the coming quarters, our expectations on the macro front include:

Average growth in the U.S. gross domestic product (GDP). Amid continued weakness in the housing sector, a dreary employment picture, and extended commitments to debt-reduction, we have grown accustomed to lackluster economic growth in this recovery. Buoyed by the government’s tax relief efforts, however, we’re anticipating a 3.00% growth rate in the GDP — along the lines of its historical average.

Extended job market challenges. Structural complications in the employment market and a lack of a kick-start from the good, but not great, GDP growth rate will leave the unemployment rate mired above 9% for much of 2011.

A banner year for stocks. Corporate fundamentals such as revenue and earnings expanded at historic clips in 2010, and we expect profits to advance another 10% during 2011. Meanwhile, we expect stock prices to outpace earnings per share during the coming year, with the S&P 500® Index roaring nearly 20% higher. Increased merger and acquisition activity could supply an additional jolt to the upward momentum.

Fundamentally sound growth stocks poised to rally. Stocks spent much of 2010 influenced by macro forces, and the resulting volatility suggested a lack of conviction in any one theme. Moving into 2011, an emphasis on sound fundamentals and identifying sectors that have been trading below normal potential — including Energy, Financials, and Information Technology — will complement our focus on higher-quality investments.

2

Higher rates on the horizon. Given the unsatisfactory condition of the U.S. labor market, it’s unlikely that the Fed will pull back on its stimulative efforts until the recovery finds better footing. Yet with the Fed’s balancing act between growth and future inflation risks, investors should be preparing for some tightening moves once QE2 ends in June. Which means tread carefully in the bond market.

A mixed inflationary outlook. Slow growth and the absence of wage pressures will help keep core inflation at bay during 2011. Longer-term, the picture is unsettling, and we’ll be watching for signs of change in the coming quarters. Commodity inflation, on the other hand, will likely be a hot theme as robust economic growth in emerging economies, especially across Asia, will add significantly to demand for oil, paper, metals, and other input materials.

The European Union’s (EU) survival rests on Germany. Sovereign debt woes in Europe will continue to flare up in 2011, stoking questions over the viability of the euro and the very existence of the EU. As the region’s largest — and most successful — economy, Germany and its taxpayers may be asked to shoulder much of the financial burden carried by its EU colleagues.

California dreaming. As bad news swept through the municipal bond market in late 2010, many suggested that California was essentially insolvent. Yet we believe the election of Jerry Brown — a social liberal but a fiscal conservative — as governor could launch the state down a path of fiscal recovery. And a healthy California is important for a healthy U.S.

We certainly appreciated the market’s advances over the past six months, especially on the equity front, and we’re optimistic about 2011. But it’s also important to remember that investments rarely move in a straight line and a concentrated bet represents a concentrated risk. By incorporating Fifth Third Funds into a well-diversified investment plan, I believe you’re investing in high-quality, fundamentally sound stocks and bonds that will position your portfolio well for gains into the future.

Thank you for your confidence in Fifth Third Funds.

E. Keith Wirtz, CFA
President and Chief Investment Officer
Fifth Third Asset Management, Inc.

3

[1]Terms and Definitions

The S&P 500 Stock Index is an index of 500 selected common stocks most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

The S&P MidCap 400 Index is an index of 400 selected common stocks that tracks U.S. firms with market capitalizations of $850 million to $3.8 billion.

The S&P SmallCap 600 Index is an index of 600 selected common stocks that tracks U.S. firms with market capitalization of $250 million to $1.2 billion.

The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)® Index is generally representative of a sample of companies of the market structure of 20 European and Pacific Basin countries.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Duration is the weighted average maturity of a bond’s cash flow.

Gross Domestic Product (GDP) is the market value of the goods and services produced by labor and property in the United States. GDP is made up of consumer and government purchases, private domestic investments, and net exports of goods and services.

LIBOR (London Interbank Offered Rate) is the rate that the most creditworthy international banks dealing in Eurodollars charge each other for large loans.

Sovereign debt is the total amount owed to the holders of bonds issued by a national government.

4

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Money Market Funds

For the six-month period ended January 31, 2011, the Fifth Third Money Market Funds offered historically low yields on an absolute basis as the Federal Reserve’s Federal Open Market Committee (FOMC) extended its extremely accommodative monetary policy.

Despite some spotty signs of government-fueled growth, general economic conditions remained challenged during the period. As a result, the FOMC maintained a generally cautious tone toward domestic economic activity and the employment landscape and kept the Federal Funds Target Rate in a target range of 0.00% to 0.25%. Furthermore, the FOMC implemented an additional quantitative easing program, in which the central bank will purchase up to $600 billion worth of government bonds through June 2011, and the federal government extended the Bush-era tax cuts to provide some fiscal stimulus. In turn, short term interest rates generally remained at historically low levels, although rates rose along much of the rest of the yield curve.

Probably the most notable exception to the persistence of low interest rates in the short term fixed income market was provided by the London Interbank Offer Rate (LIBOR). One of the better-known international money market yield measures, LIBOR rates eased, but remained somewhat elevated, due primarily to heightened risks in Europe’s sovereign debt markets and the European banking industry.

Within the Fifth Third Money Market Funds, a longer duration strategy, relative to the peer groups, proved beneficial in the low-rate environment, as such a strategy is designed to capture additional yield. Contrary to more recent periods, the Funds held underweight positions, relative to the peer averages, in more traditional money market securities, opting instead for U.S. Government Agency floating interest rate securities and corporate securities backed by the Federal Deposit Insurance Corporation, particularly in the Fifth Third Treasury Money Market Fund and the Fifth Third Institutional Government Money Market Fund. Influenced by the elevated LIBOR rate, such securities offered higher yields, relative to U.S. Treasuries, without sacrificing liquidity.

The Fifth Third Institutional Money Market and Fifth Third Prime Money Market Funds maintained a conservative investment style with an emphasis on high-quality, highly liquid U.S. Government and corporate securities. The Funds also held minimal exposure to asset-backed commercial paper, brokerage securities, and issues from European financial firms.

Looking ahead, even though short term interest rates are projected to remain low for most of 2011, the greatest risk on the horizon for money market funds remains the threat of higher interest rates. The Federal

5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Reserve must contemplate its exit strategy from the current accommodative monetary policy, which will require shrinking its bloated balance sheet as a necessary requirement to raising the Federal Funds Target Rate. Regardless of the timing, future rate adjustments by the FOMC ultimately remain extremely dependent upon economic data, with a particular emphasis on employment data. As greater clarity emerges, the Funds will modify exposure to floating rate securities as needed and likely adopt a more conservative duration strategy.

Maturity Composition as of January 31, 2011

Weighted Average Maturity* #

	Days as of 1/31/11	Days as of 7/31/10
Fifth Third Prime Money Market	52	41
Fifth Third Institutional Money Market	52	35
Fifth Third Institutional Government Money Market	46	42
Fifth Third U.S. Treasury Money Market	48	43

*Based on next reset date.

#Portfolio composition is subject to change.

Investment Risk Considerations

An investment in any of the funds is not insured or guaranteed by the FDIC or any government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

6

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Money Market Maturity Schedules (as of January 31, 2011)
as a percentage of value of investments*

	Prime Money Market	Institutional Money Market	Institutional Government Money Market	U.S. Treasury Money Market
Fewer than 8 Days	60.7%	60.0%	58.7%	67.8%
8 to 14 Days	2.4%	1.1%	2.2%	0.9%
15 to 30 Days	2.0%	2.9%	3.5%	5.0%
31 to 180 Days	20.9%	24.3%	29.6%	13.0%
181 to 365 Days	13.1%	10.7%	6.0%	13.3%
366 to 397 Days	0.9%	1.0%	0.0%	0.0%

*Based on next reset date.
7

Prime Money Market
Schedule of Investments
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (11.6%)
Computer Services (a) (1.6%)
International Business Machines Corp., 0.88%, 7/28/11,
(Next Reset: 4/28/11)	$10,000,000	$10,030,911
International Business Machines Corp., 0.33%, 11/4/11,
(Next Reset: 2/4/11)	4,260,000	4,261,735

		14,292,646

Cosmetics & Toiletries (0.9%)
Procter & Gamble International Funding SCA, 1.35%, 8/26/11	8,250,000	8,295,896

Diversified Banks (1.0%)
JP Morgan Chase & Co., 5.60%, 6/1/11	8,725,000	8,868,651

Diversified Financial Services (3.4%)
General Electric Capital Corp., 0.74%, 2/1/11 (a)	10,337,000	10,337,000
General Electric Capital Corp., 5.20%, 2/1/11	5,000,000	5,000,000
General Electric Capital Corp., 5.00%, 11/15/11	11,776,000	12,187,850
General Electric Capital Corp., Series A, 6.13%, 2/22/11	4,100,000	4,113,523

		31,638,373

Diversified Manufacturing Operations (0.2%)
3M Co., 4.50%, 11/1/11	2,105,000	2,169,819

Fiduciary Banks (1.1%)
Northern Trust Corp., 5.30%, 8/29/11	10,175,000	10,458,293

Finance-Investment Banker/Broker (2.2%)
Bear Stearns Cos. LLC (The), 5.50%, 8/15/11	11,065,000	11,358,243
Bear Stearns Cos. LLC (The), 5.35%, 2/1/12	8,043,000	8,406,106

		19,764,349

Reinsurance (0.5%)
Berkshire Hathaway, Inc., 0.27%, 2/10/11 (a)	5,000,000	5,000,000

Retail-Discount (0.1%)
Wal-Mart Stores, Inc., 4.13%, 2/15/11	1,046,000	1,047,523

U.S. Government Agencies (0.6%)
Citibank NA, Series 1, 0.30%, 7/12/11,
(Next Reset: 4/12/11) (a) (d)	5,000,000	5,002,729

Total Corporate Bonds		106,538,279

Municipal Bonds (4.2%)
Texas (2.7%)
State of Texas, Tax and Revenue Anticipation
Notes, 2.00%, 8/31/11	25,000,000	25,237,874

Continued

8

Prime Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Bonds, continued
Washington (1.5%)
County of King, Series C, GO, 0.75%, 12/1/11	$5,800,000	$5,812,904
State of Washington, Series 2011T, GO, 1.00%, 8/1/11	8,000,000	8,014,195

		13,827,099

Total Municipal Bonds		39,064,973

U.S. Government Agencies (7.6%)
Federal Farm Credit Bank (a) (2.2%)
0.35%, 7/1/11, (Next Reset: 2/1/11)	10,000,000	10,000,926
0.27%, 10/12/11, (Next Reset: 2/1/11)	10,000,000	9,999,307

		20,000,233

Federal Home Loan Bank (1.1%)
0.30%, 12/15/11, (Next Reset: 2/1/11) (a)	10,000,000	10,000,000

Straight-A Funding LLC ** (b) (4.3%)
0.26%, 2/1/11	10,000,000	10,000,000
0.25%, 4/6/11	15,000,000	14,993,333
0.25%, 4/18/11	15,000,000	14,992,084

		39,985,417

Total U.S. Government Agencies		69,985,650

Certificates of Deposit (6.2%)
Commercial Banks (2.9%)
Toronto Dominion, 0.30%, 5/10/11	7,000,000	7,000,000
Toronto Dominion, 0.34%, 7/11/11	10,000,000	10,000,000
Toronto Dominion, 0.41%, 8/29/11	10,000,000	10,000,000

		27,000,000

Commercial Banks-Central U.S. (2.2%)
Bank of Nova Scotia, 0.35%, 9/29/11, (Next Reset: 2/1/11)	5,000,000	5,000,000
Bank of Nova Scotia, 0.43%, 12/8/11, (Next Reset: 2/1/11)	15,000,000	15,000,000

		20,000,000

Commercial Banks-Eastern U.S. (1.1%)
Rabobank Nederland NV, 0.33%, 3/7/11	5,000,000	5,000,000
Rabobank Nederland NV, 0.34%, 4/1/11	5,000,000	5,000,000

		10,000,000

Total Certificates of Deposit		57,000,000

Commercial Paper (18.9%)
Asset Backed Securities ** (b) (2.2%)
Old Line Funding LLC, 0.27%, 4/7/11	10,000,000	9,995,125

Continued

9

Prime Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Commercial Paper, continued
Asset Backed Securities ** (b), continued
Old Line Funding LLC, 0.27%, 4/11/11	$10,000,000	$9,994,825

		19,989,950

Beverages-Non-alcoholic (0.5%)
Coca-Cola Co. (The), 0.50%, 2/1/11 ** (b)	5,000,000	5,000,000

Commercial Banks-Non-U.S. (1.1%)
Bank of Nova Scotia, 0.33%, 7/1/11 **	10,000,000	9,986,458

Fiduciary Banks ** (3.3%)
State Street Corp., 0.30%, 2/24/11	5,000,000	4,999,042
State Street Corp., 0.35%, 3/15/11	10,000,000	9,996,033
State Street Corp., 0.29%, 5/19/11	10,000,000	9,991,380
State Street Corp., 0.30%, 6/6/11	5,000,000	4,994,792

		29,981,247

Finance-Auto Loans ** (3.8%)
Toyota Motor Credit Corp., 0.43%, 6/9/11	5,000,000	4,992,534
Toyota Motor Credit Corp., 0.42%, 7/6/11	10,000,000	9,982,347
Toyota Motor Credit Corp., 0.42%, 7/14/11	10,000,000	9,981,436
Toyota Motor Credit Corp., 0.50%, 7/25/11	5,000,000	4,988,158
Toyota Motor Credit Corp., 0.43%, 8/22/11	5,000,000	4,988,217

		34,932,692

Medical-Hospitals (1.8%)
Essentia Health, 0.33%, 2/11/11 **	17,015,000	17,013,440

Oil Company-Integrated (1.1%)
Total Capital Canada, Ltd., 0.38%, 8/19/11 ** (b)	10,000,000	9,979,547

Regional Authority (0.5%)
Texas Public Finance Authority, 0.27%, 3/4/11	4,200,000	4,200,000

Schools (2.5%)
University of Michigan, 0.28%, 2/23/11	8,100,000	8,100,000
University of Michigan, 0.30%, 3/7/11	6,095,000	6,095,000
University of Michigan, 0.30%, 5/23/11	9,000,000	9,000,000

		23,195,000

U.S. Municipals (2.1%)
Massachusetts State Water Resources, 0.31%, 2/7/11
(LOC: Bayerische Landesbank)	12,400,000	12,400,000
Metropolitan Transportation Authority, Series CP-2, 0.28%,
4/5/11 (LOC: State Street Corp.)	7,000,000	7,000,000

		19,400,000

Total Commercial Paper		173,678,335

Continued

10

Prime Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Demand Notes (a) (4.4%)
Brewery (0.1%)
New Belgium Brewing Co., Inc., Series 2000, 0.39%, 7/1/15
(LOC: Wells Fargo & Co.), (Next Reset: 2/3/11)	$905,000	$905,000

Diversified Financial Services (0.5%)
Harry W. Albright Jr., Series 1996, 0.51%, 5/1/21
(LOC: Bank of America), (Next Reset: 2/3/11)	4,700,000	4,700,000

Machinery Tools & Related Products (0.0%)
SGS Tool Co., Series 1999, 0.46%, 12/1/12
(LOC: JP Morgan, Inc.), (Next Reset: 2/3/11)	175,000	175,000

Non-Profit Charity (1.1%)
First Church of God Vancouver, 1.26%, 4/1/15
(LOC: U.S. Bancorp), (Next Reset: 2/3/11)	740,000	740,000
World Wildlife Fund, 0.28%, 7/1/30
(LOC: JP Morgan, Inc.), (Next Reset: 2/3/11)	9,650,000	9,650,000

		10,390,000

Revenue Bonds (0.9%)
Metrodev Newark LLC, 0.39%, 7/1/33
(LOC: PNC Bank NA), (Next Reset: 2/3/11)	7,700,000	7,700,000

Special Purpose Entity (1.8%)
Capital One Funding Corp., Series 01-C, 0.31%, 1/4/27
(LOC: JP Morgan, Inc.), (Next Reset: 2/3/11)	1,019,000	1,019,000
Capital One Funding Corp., Series 96-H, 0.36%, 10/1/21
(LOC: JP Morgan, Inc.), (Next Reset: 2/3/11)	251,000	251,000
Capital One Funding Corp., Series 97-D, 0.36%, 7/2/18
(LOC: JP Morgan, Inc.), (Next Reset: 2/3/11)	309,000	309,000
Rush Medical Foundation, 0.28%, 12/1/31
(LOC: U.S. Bancorp), (Next Reset: 2/4/11)	5,400,000	5,400,000
Saddleback Valley Community Church, 0.25%, 11/1/38
(LOC: U.S. Bancorp), (Next Reset: 2/3/11)	9,735,000	9,735,000

		16,714,000

Total Demand Notes		40,584,000

Municipal Demand Notes (a) (35.2%)
California (0.9%)
County of Riverside, CP, 0.25%, 11/1/20, (LOC: State
Street Corp.), (Next Reset: 2/2/11)	5,600,000	5,600,000
Statewide Communities Development Authority, Broadway
Studios, 0.42%, 4/1/50, (LOC: FHLB), (Next Reset: 2/3/11)	2,300,000	2,300,000

		7,900,000

Continued

11

Prime Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Demand Notes (a), continued
Colorado (1.1%)
Housing & Finance Authority, Single Family Mortgage Bonds,
Series A1, 0.27%, 11/1/30, (LOC: FNMA/FHLMC),
(Next Reset: 2/2/11)	$3,310,000	$3,310,000
Housing & Finance Authority, Single Family Mortgage Bonds,
Series B1, 0.27%, 5/1/38, (LOC: FNMA/FHLMC),
(Next Reset: 2/2/11)	5,610,000	5,610,000
Pueblo Housing Authority, 0.39%, 12/1/18, (LOC: Wells
Fargo & Co.), (Next Reset: 2/3/11)	1,240,000	1,240,000

		10,160,000

Delaware (0.6%)
County of New Castle, Airport Facility Revenue, FlightSafety
International, Inc. Project, AMT, 0.29%, 12/1/32,
(LOC: Berkshire Hathaway), (Next Reset: 2/3/11)	5,185,000	5,185,000

District of Columbia (0.2%)
District of Columbia, Pew Charitable Trusts, Series B, 0.29%,
4/1/38, (LOC: PNC Bank NA), (Next Reset: 2/3/11)	1,915,000	1,915,000

Florida (3.7%)
Miami-Dade County Industrial Development Authority,
Dolphin Stadium Project, 0.25%, 7/1/37,
(LOC: TD Bank N.A.), (Next Reset: 2/3/11)	5,000,000	5,000,000
Miami-Dade County Industrial Development Authority,
Dolphin Stadium Project, 0.25%, 7/1/37,
(LOC: TD Bank N.A.), (Next Reset: 2/3/11)	19,000,000	19,000,000
Municipal Power Agency, Series D, 0.31%, 10/1/25,
(LOC: Bank of America), (Next Reset: 2/3/11)	9,995,000	9,995,000

		33,995,000

Illinois (1.2%)
Finance Authority, DeKalb LLC Project, Series B, 0.80%, 7/1/13,
(LOC: Banco Santander SA), (Next Reset: 2/3/11)	440,000	440,000
Finance Authority, Fairview Obligated Group,
Series D, 0.41%, 8/15/42, (LOC: Bank of America),
(Next Reset: 2/3/11)	4,455,000	4,455,000
Finance Authority, Franciscan Communities,
Series B, 0.40%, 5/1/36, (LOC: Bank of America),
(Next Reset: 2/3/11)	5,780,000	5,780,000

		10,675,000

Indiana (0.2%)
Finance Authority, Hamilton Grove Project,
Series B, 0.41%, 4/1/38, (LOC: Bank of America),
(Next Reset: 2/3/11)	2,065,000	2,065,000

Continued

12

Prime Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Demand Notes (a), continued
Iowa (0.4%)
County of Dallas, Series B, 0.26%, 9/1/21,
(LOC: U.S. Bancorp), (Next Reset: 2/3/11)	$4,070,000	$4,070,000

Kentucky (4.0%)
County of Carroll, Environmental Facilities Revenue, Kentucky
Utilities Co. Project, Series A, AMT, 0.37%, 10/1/34,
(LOC: Wells Fargo & Co.), (Next Reset: 2/2/11)	10,000,000	10,000,000
Louisville & Jefferson County Regional Airport Authority,
AMT, 0.24%, 1/1/29, (LOC: United Parcel Service, Inc.),
(Next Reset: 2/1/11)	26,800,000	26,800,000

		36,800,000

Maryland (0.8%)
Health & Higher Educational Facilities Authority, Adventist
Healthcare, Series B, 0.26%, 1/1/35, (LOC: Deutsche Bank),
(Next Reset: 2/3/11)	7,725,000	7,725,000

Michigan (5.0%)
Finance Authority, School Loan, 0.30%, 9/1/50,
(LOC: Bank of Montreal), (Next Reset: 2/1/11)	22,000,000	21,999,823
University of Michigan, Series A, 0.25%, 4/1/38,
(LOC: University of Michigan), (Next Reset: 2/1/11)	11,655,000	11,655,000
Wayne County Airport Authority, Series C1, AMT, 0.75%,
12/1/21, (LOC: Wachovia Corp.), (Next Reset: 2/3/11)	11,900,000	11,900,000

		45,554,823

Mississippi (3.8%)
Business Finance Corp., Central Mississippi Baking Co. LLP,
AMT, 0.52%, 11/1/25, (LOC: Bank of America),
(Next Reset: 2/3/11)	4,580,000	4,580,000
Business Finance Corp., Chevron USA, Inc. Project,
Series A, 0.25%, 12/1/30, (LOC: Chevron U.S.A., Inc.),
(Next Reset: 2/1/11)	10,000,000	10,000,000
Business Finance Corp., Chevron USA, Inc. Project,
Series C, 0.25%, 12/1/30, (LOC: Chevron U.S.A., Inc.),
(Next Reset: 2/1/11)	7,000,000	7,000,000
Business Finance Corp., Chevron USA, Inc. Project,
Series G, 0.23%, 11/1/35, (LOC: Chevron U.S.A., Inc.),
(Next Reset: 2/1/11)	13,500,000	13,500,000

		35,080,000

New Mexico (0.1%)
City of Portales, Student Housing, Series B, 0.80%, 7/1/13,
(LOC: Banco Santander SA), (Next Reset: 2/3/11)	240,000	240,000

Continued

13

Prime Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Demand Notes (a), continued
New Mexico, continued
City of Roswell , Student Housing, Series B, 0.80%, 7/1/14,
(LOC: Banco Santander SA), (Next Reset: 2/3/11)	$240,000	$240,000

		480,000

New York (0.4%)
Albany Industrial Development Agency, Living Resources
Corp. Project, Series B, 0.44%, 2/1/12,
(LOC: HSBC Holdings PLC), (Next Reset: 2/3/11)	275,000	275,000
New York City Housing Development Corp., Verde
Cooperative, Series A, 0.28%, 1/1/16,
(LOC: JP Morgan, Inc.), (Next Reset: 2/3/11)	3,710,000	3,710,000

		3,985,000

Ohio (2.3%)
County of Butler, Healthcare Facilities Improvement
Revenue, LifeSphere Project, 0.29%, 5/1/30,
(LOC: U.S. Bancorp), (Next Reset: 2/3/11)	11,760,000	11,760,000
County of Hamilton, Hospital Facilities Revenue,
Series A, 0.26%, 6/1/27, (LOC: Northern Trust Company),
(Next Reset: 2/2/11)	9,600,000	9,600,000

		21,360,000

Pennsylvania (1.6%)
Blair County Industrial Development Authority, Altoona-Blair
County Development Corp., 0.29%, 10/1/28,
(LOC: PNC Bank NA), (Next Reset: 2/3/11)	5,000,000	5,000,000
Economic Development Financing Authority, Delancey Corp.
Project, Series C, 0.31%, 9/1/14, (LOC: PNC Bank NA),
(Next Reset: 2/3/11)	830,000	830,000
Pittsburgh Water & Sewer Authority, Series B2, 0.27%, 9/1/39,
(LOC: PNC Bank NA), (Next Reset: 2/3/11)	8,745,000	8,745,000

		14,575,000

Texas (5.0%)
Lower Neches Valley Authority Industrial Development Corp.,
AMT, 0.23%, 4/1/29, (LOC: Exxon Mobil Corp.),
(Next Reset: 2/1/11)	16,900,000	16,900,000
Lower Neches Valley Authority Industrial Development Corp.,
Series B, AMT, 0.24%, 11/1/29, (LOC: Exxon Mobil Corp.),
(Next Reset: 2/1/11)	15,500,000	15,500,000
Port of Port Arthur Navigation District, AMT, 0.31%, 5/1/33,
(LOC: Total SA), (Next Reset: 2/2/11)	5,025,000	5,025,000
State Veterans Housing Fund, Series A, GO,
AMT, 0.29%, 12/1/34, (LOC: Texas G.O. with State Street
Liquidity Facility), (Next Reset: 2/2/11)	8,180,000	8,180,000

		45,605,000

Continued

14

Prime Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Demand Notes (a), continued
Utah (2.7%)
Telecommunication Open Infrastructure Agency,
0.28%, 6/1/40, (LOC: FHLB), (Next Reset: 2/3/11)	$25,000,000	$25,000,000

Washington (1.0%)
State Housing Finance Commission, Country Club
Apartments, Series A, AMT, 0.34%, 8/1/32,
(LOC: U.S. Bancorp), (Next Reset: 2/1/11)	5,620,000	5,620,000
State Housing Finance Commission, Multi-Family,
Monticello Park Project, Series B, 0.27%, 9/1/34,
(LOC: FNMA), (Next Reset: 2/3/11)	3,325,000	3,325,000

		8,945,000

Wisconsin (0.2%)
City of Whitewater, Industrial Development Revenue, HUSCO
International, Inc. Project, AMT, 0.56%, 12/1/12,
(LOC: JP Morgan, Inc.), (Next Reset: 2/2/11)	2,300,000	2,300,000

Total Municipal Demand Notes		323,374,823

	Shares

Money Markets (c) (1.3%)
AIM STIT Liquid Assets Portfolio	10,500,303	10,500,303
Goldman Sachs Financial Square Prime Obligations Fund	1,110,927	1,110,927

Total Money Markets		11,611,230

	Principal
	Amount

Repurchase Agreements (10.4%)
Barclays PLC, 0.21%, dated 1/31/11, due 2/1/11,
(Repurchase proceeds, $10,000,058, Collateralized by
U.S. Treasury Security, 3.00%, 9/30/16,
value $10,200,094)	$10,000,000	10,000,000
Deutsche Bank, 0.21%, dated 1/31/11, due 2/1/11,
(Repurchase proceeds, $40,000,233, Collateralized by
U.S. Government Agency Security, 4.38%, 9/15/12,
value $40,800,291)	40,000,000	40,000,000
Toronto Dominion, 0.21%, dated 1/31/11, due 2/1/11,
(Repurchase proceeds, $40,000,233, Collateralized by
U.S. Treasury Security, 0.00%, 4/28/11, value $40,800,015)	40,000,000	40,000,000

Continued

15

Prime Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreements, continued
UBS Investment Bank, 0.20%, dated 1/31/11, due 2/1/11,
(Repurchase proceeds, $5,895,033, Collateralized by
U.S. Treasury Security, 0.00%, 4/28/11,
value $6,012,995)	$5,895,000	$5,895,000

Total Repurchase Agreements		95,895,000

Total Investments (Cost $917,732,289) † - 99.8%		917,732,289

Other assets in excess of liabilities - 0.2%		1,916,511

NET ASSETS - 100.0%		$919,648,800

Notes to Schedule of Investments
** Rate represents the effective yield at purchase.
† Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at January 31, 2011.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) Investment is in Institutional Shares of underlying fund/portfolio.
(d) FDIC guaranteed through Treasury Liquidity Guarantee Program.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
CP - Certificates of Participation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At January 31, 2011, Prime Money Market’s investments were in the following countries:

Country

Canada	4.4%
Luxembourg	0.9%
Netherlands	1.1%
United States	93.6%

Total	100.0%

See notes to schedules of investments and notes to financial statements.

16

Institutional Money Market
Schedule of Investments
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (11.5%)
Commercial Banks Non-U.S. (0.6%)
Royal Bank of Canada, 5.65%, 7/20/11	$14,000,000	$14,342,251

Computer Services (0.5%)
International Business Machines Corp., 0.88%, 7/28/11,
(Next Reset: 4/28/11) (a)	12,200,000	12,237,194

Cosmetics & Toiletries (1.5%)
Procter & Gamble International Funding SCA, 1.35%, 8/26/11	35,000,000	35,196,538

Diversified Banks (1.0%)
JP Morgan Chase & Co., 5.60%, 6/1/11	21,760,000	22,113,926

Diversified Financial Services (3.5%)
General Electric Capital Corp., 5.20%, 2/1/11	15,000,000	15,000,000
General Electric Capital Corp., 0.39%, 4/28/11 (a)	10,000,000	9,995,530
General Electric Capital Corp., 5.50%, 4/28/11	5,890,000	5,960,520
General Electric Capital Corp., 0.36%, 8/15/11,
(Next Reset: 2/15/11) (a)	11,160,000	11,150,405
General Electric Capital Corp., 5.00%, 11/15/11	21,150,000	21,884,323
General Electric Capital Corp., Series A, 6.13%, 2/22/11	15,000,000	15,049,474

		79,040,252

Diversified Manufacturing Operations (0.2%)
3M Co., 4.50%, 11/1/11	4,600,000	4,736,894

Fiduciary Banks (1.1%)
Northern Trust Corp., 5.30%, 8/29/11	25,000,000	25,696,137

Finance-Investment Banker/Broker (1.1%)
Bear Stearns Cos. LLC (The), 5.50%, 8/15/11	3,125,000	3,208,086
Bear Stearns Cos. LLC (The), 5.35%, 2/1/12	21,000,000	21,948,238

		25,156,324

Reinsurance (a) (1.2%)
Berkshire Hathaway, Inc., 0.27%, 2/10/11	10,000,000	10,000,000
Berkshire Hathaway Finance Corp., 0.43%, 1/13/12,
(Next Reset: 4/13/11)	16,656,000	16,675,614

		26,675,614

U.S. Government Agencies (0.8%)
Citibank NA, Series 1, 0.30%, 7/12/11,
(Next Reset: 4/12/11) (a) (d)	18,665,000	18,675,189

Total Corporate Bonds		263,870,319

Continued

17

Institutional Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Mortgage-Backed Securities (0.3%)
U.S. Government Agencies (0.3%)
Freddie Mac, 0.27%, 1/15/42, (Next Reset: 2/3/11) (a)	$7,262,758	$7,262,758

Total Mortgage-Backed Securities		7,262,758

Municipal Bonds (2.7%)
Texas (2.2%)
State of Texas, Tax and Revenue Anticipation
Notes, 2.00%, 8/31/11	50,000,000	50,476,166

Washington (0.5%)
County of King, Series C, GO, 0.75%, 12/1/11	12,000,000	12,026,697

Total Municipal Bonds		62,502,863

U.S. Government Agencies (6.3%)
Fannie Mae (0.8%)
2.75%, 4/11/11	9,200,000	9,241,108
1.38%, 4/28/11	9,600,000	9,622,528

		18,863,636

Federal Farm Credit Bank (a) (2.8%)
0.35%, 7/1/11, (Next Reset: 2/1/11)	25,000,000	25,002,315
0.27%, 10/12/11, (Next Reset: 2/1/11)	40,000,000	39,997,227

		64,999,542

Federal Home Loan Bank (1.1%)
0.30%, 12/15/11, (Next Reset: 2/1/11) (a)	25,000,000	25,000,000

Freddie Mac (0.7%)
0.20%, 5/4/11, (Next Reset: 2/4/11) (a)	15,000,000	14,997,707

Straight-A Funding LLC (0.9%)
0.25%, 4/4/11 ** (b)	20,162,000	20,153,319

Total U.S. Government Agencies		144,014,204

Certificates of Deposit (7.1%)
Commercial Banks (3.0%)
Toronto Dominion, 0.30%, 5/10/11	18,000,000	18,000,000
Toronto Dominion, 0.34%, 7/11/11	25,000,000	25,000,000
Toronto Dominion, 0.41%, 8/29/11	25,000,000	25,000,000

		68,000,000

Continued

18

Institutional Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Certificates of Deposit, continued
Commercial Banks-Central U.S. (a) (2.2%)
Bank of Nova Scotia, 0.35%, 9/29/11, (Next Reset: 2/1/11)	$15,000,000	$15,000,000
Bank of Nova Scotia, 0.43%, 12/8/11, (Next Reset: 2/1/11)	35,000,000	35,000,000

		50,000,000

Commercial Banks-Eastern U.S. (1.9%)
Rabobank Nederland NV, 0.33%, 3/7/11	25,000,000	25,000,000
Rabobank Nederland NV, 0.34%, 4/1/11	20,000,000	20,000,000

		45,000,000

Total Certificates of Deposit		163,000,000

Commercial Paper (22.3%)
Asset Backed Securities ** (b) (1.7%)
Old Line Funding LLC, 0.27%, 4/7/11	25,000,000	24,987,812
Old Line Funding LLC, 0.27%, 4/11/11	15,000,000	14,992,238

		39,980,050

Beverages-Non-alcoholic (0.8%)
Coca-Cola Co. (The), 0.50%, 2/1/11 ** (b)	20,000,000	20,000,000

Commercial Banks Non-U.S. ** (4.8%)
Bank of Nova Scotia, 0.28%, 3/3/11	20,000,000	19,995,333
Bank of Nova Scotia, 0.33%, 7/1/11	40,000,000	39,945,834
National Australia Funding, 0.30%, 4/1/11 (b)	25,000,000	24,987,708
National Australia Funding, 0.34%, 7/1/11 (b)	25,000,000	24,965,625

		109,894,500

Fiduciary Banks ** (3.7%)
State Street Corp., 0.30%, 2/24/11	25,000,000	24,995,208
State Street Corp., 0.35%, 3/15/11	20,000,000	19,992,067
State Street Corp., 0.29%, 5/19/11	25,000,000	24,978,451
State Street Corp., 0.30%, 6/6/11	15,000,000	14,984,375

		84,950,101

Finance-Auto Loans ** (4.8%)
Toyota Motor Credit Corp., 0.43%, 6/9/11	20,000,000	19,970,133
Toyota Motor Credit Corp., 0.42%, 7/6/11	25,000,000	24,955,868
Toyota Motor Credit Corp., 0.42%, 7/14/11	25,000,000	24,953,590
Toyota Motor Credit Corp., 0.50%, 7/25/11	15,000,000	14,964,475
Toyota Motor Credit Corp., 0.43%, 8/22/11	25,000,000	24,941,084

		109,785,150

Oil Company-Integrated (1.1%)
Total Capital Canada, Ltd., 0.38%, 8/19/11 ** (b)	25,000,000	24,948,868

Continued

19

Institutional Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Commercial Paper, continued
Regional Authority (0.7%)
Texas Public Finance Authority, 0.31%, 2/8/11	$16,000,000	$16,000,000

Schools (1.2%)
University of Michigan, 0.28%, 2/23/11	16,000,000	16,000,000
University of Michigan, 0.30%, 5/23/11	12,000,000	12,000,000

		28,000,000

U.S. Municipals (3.5%)
Massachusetts State Water Resources, 0.31%, 2/7/11
(LOC: Bayerische Landesbank)	55,000,000	55,000,000
Walnut Energy Center Authority, 0.30%, 3/18/11
(LOC: State Street Corp.)**	24,990,000	24,980,629

		79,980,629

Total Commercial Paper		513,539,298

Demand Notes (3.5%)
Building Products-Cement & Aggregate (1.0%)
Sioux City Brick & Tile Co., 0.28%, 12/1/36
(LOC: U.S. Bancorp), (Next Reset: 2/3/11) (a) (b)	22,675,000	22,675,000

Non-Profit Charity (0.5%)
World Wildlife Fund, 0.28%, 7/1/30 (LOC: JP Morgan, Inc.),
(Next Reset: 2/3/11) (a)	12,350,000	12,350,000

Special Purpose Entity (a) (2.0%)
Corporate Finance Managers, Inc., 0.29%, 2/2/43
(LOC: Wells Fargo & Co.), (Next Reset: 2/3/11)	11,610,000	11,610,000
Golf Gate Apartments, Series 2003, 0.29%, 9/1/28
(LOC: Wells Fargo & Co.), (Next Reset: 2/3/11)	7,295,000	7,295,000
Pershing Drive Associates L.P., 0.38%, 12/15/28
(LOC: Royal Bank of Canada), (Next Reset: 2/3/11)	10,940,000	10,940,000
Rush Medical Foundation, 0.28%, 12/1/31
(LOC: U.S. Bancorp), (Next Reset: 2/4/11)	5,400,000	5,400,000
Saddleback Valley Community Church, 0.25%, 11/1/38
(LOC: U.S. Bancorp), (Next Reset: 2/3/11)	11,045,000	11,045,000

		46,290,000

Total Demand Notes		81,315,000

Municipal Demand Notes (37.9%)
California (a) (0.7%)
Housing Finance Agency, Housing Program Bonds,
Series B, 0.25%, 8/1/36, (LOC: FNMA/FHLMC),
(Next Reset: 2/2/11)	9,155,000	9,155,000

Continued

20

Institutional Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Demand Notes, continued
California (a), continued
Kern Water Bank Authority, Series B, 0.29%, 7/1/28,
(LOC: Wells Fargo & Co.), (Next Reset: 2/3/11)	$3,716,000	$3,716,000
Sacramento County Housing Authority, Multi-Family,
Natomas Park Apartments, Series B, 0.28%, 7/15/35,
(LOC: FNMA), (Next Reset: 2/3/11)	815,000	815,000
Statewide Communities Development Authority,
Multi-Family Housing, Series X-T, 0.32%, 10/15/32,
(LOC: FNMA), (Next Reset: 2/3/11)	200,000	200,000
Statewide Communities Development Authority,
Multi-Family, Valley Palms Apartments, Series C-T, 0.25%,
5/15/35, (LOC: FNMA), (Next Reset: 2/3/11)	1,610,000	1,610,000

		15,496,000

Colorado (a) (0.8%)
Housing & Finance Authority, Single Family Mortgage Bonds,
Series B2, 0.27%, 11/1/33, (LOC: FNMA/FHLMC),
(Next Reset: 2/2/11)	11,465,000	11,465,000
Housing & Finance Authority, Single Family Mortgage Bonds,
Series I, 0.27%, 11/1/36, (LOC: FNMA/FHLMC),
(Next Reset: 2/2/11)	6,605,000	6,605,000

		18,070,000

Delaware (0.4%)
County of New Castle, Airport Facility Revenue, FlightSafety
International, Inc. Project, AMT, 0.29%, 6/1/22,
(LOC: Berkshire Hathaway), (Next Reset: 2/3/11) (a)	10,150,000	10,150,000

Florida (a) (3.8%)
Florida Municipal Power Agency, Series D, 0.31%, 10/1/25,
(LOC: Bank of America), (Next Reset: 2/3/11)	32,285,000	32,285,000
Miami-Dade County Industrial Development Authority,
Dolphin Stadium Project, 0.25%, 7/1/37,
(LOC: Societe Generale), (Next Reset: 2/3/11)	45,000,000	45,000,000
University of South Florida Research Foundation, Inc.,
Multi-Tenant Office Building Project,
Series C, 0.32%, 8/1/34, (LOC: Bank of America),
(Next Reset: 2/2/11)	9,700,000	9,700,000

		86,985,000

Georgia (a) (0.4%)
Augusta Housing Authority, Westbury Creek Apartments,
Series B, 0.40%, 5/15/33, (LOC: FNMA), (Next Reset: 2/2/11)	500,000	500,000
Winder-Barrow County JT Development Authority, 0.29%,
11/1/34, (LOC: Wells Fargo & Co.), (Next Reset: 2/3/11)	8,800,000	8,800,000

		9,300,000

Continued

21

Institutional Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Demand Notes, continued
Illinois (a) (2.8%)
City of Chicago Midway Airport Revenue,
Series A-2, 0.29%, 1/1/25, (LOC: JP Morgan, Inc.),
(Next Reset: 2/1/11)	$26,975,000	$26,975,000
County of Will, Exxon Mobil Project, AMT, 0.24%, 4/1/26,
(LOC: Exxon Mobil Corp.), (Next Reset: 2/1/11)	20,815,000	20,815,000
Finance Authority, Franciscan Communities,
Series B, 0.40%, 5/1/36, (LOC: Bank of America),
(Next Reset: 2/3/11)	11,655,000	11,655,000
Illinois Finance Authority, Fairview Obligated Group,
Series E, 0.41%, 8/15/42, (LOC: Bank of America),
(Next Reset: 2/3/11)	6,020,000	6,020,000

		65,465,000

Indiana (a) (1.3%)
City of Indianapolis Development, Multi-Family Housing,
Pedcor Investments, Series B, 0.50%, 11/1/36,
(LOC: FHLB), (Next Reset: 2/3/11)	940,000	940,000
City of Terre Haute, Westminister Village,
Series B, 0.46%, 8/1/36, (LOC: Banco Santander SA),
(Next Reset: 2/3/11)	9,115,000	9,115,000
Health Facility Financing Authority, Community
Foundation of Northwest Indiana,
Series B, 0.26%, 8/1/25, (LOC: Bank of Montreal),
(Next Reset: 2/3/11)	19,615,000	19,615,000

		29,670,000

Kentucky (a) (4.1%)
County of Boone, 0.42%, 6/1/23, (LOC: U.S. Bancorp),
(Next Reset: 2/3/11)	4,445,000	4,445,000
County of Carroll, Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMT, 0.37%,
2/1/32, (LOC: Wells Fargo & Co.), (Next Reset: 2/3/11)	10,000,000	10,000,000
Louisville & Jefferson County Regional Airport Authority,
AMT, 0.24%, 1/1/29, (LOC: United Parcel Service, Inc.),
(Next Reset: 2/1/11)	37,000,000	37,000,000
Louisville & Jefferson County Regional Airport Authority,
Series C, AMT, 0.24%, 1/1/29,
(LOC: United Parcel Service, Inc.), (Next Reset: 2/1/11)	42,500,000	42,500,000

		93,945,000

Maryland (0.9%)
Health & Higher Educational Facilities Authority, Adventist
Healthcare, Series B, 0.26%, 1/1/35, (LOC: Deutsche Bank),
(Next Reset: 2/3/11) (a)	21,260,000	21,260,000

Continued

22

Institutional Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Demand Notes, continued
Massachusetts (a) (1.1%)
Development Finance Agency, Linden Ponds, Inc. Facility,
Series C, 0.46%, 11/1/42, (LOC: Banco Santander SA),
(Next Reset: 2/3/11)	$10,000,000	$10,000,000
Simmons College, Series C, 0.25%, 10/1/22,
(LOC: JP Morgan, Inc.), (Next Reset: 2/3/11)	16,555,000	16,555,000

		26,555,000

Michigan (a) (4.5%)
Charter Township of Canton, GO, 2.75%, 3/1/11,
(LOC: Comerica Bank), (Next Reset: 2/2/11)	500,000	500,000
Charter Township of Ypsilanti, Capital Improvements,
Series B, GO, 2.75%, 4/1/19, (LOC: Comerica Bank),
(Next Reset: 2/2/11)	2,280,000	2,280,000
Finance Authority, School Loan, 0.29%, 9/1/50,
(LOC: PNC Bank NA), (Next Reset: 2/1/11)	25,000,000	25,000,000
University of Michigan, Series A, 0.25%, 4/1/38,
(LOC: University of Michigan), (Next Reset: 2/1/11)	50,000,000	50,000,000
Wayne County Airport Authority, Series C1, AMT, 0.75%,
12/1/21, (LOC: Wachovia Corp.), (Next Reset: 2/3/11)	24,680,000	24,680,000

		102,460,000

Minnesota (a) (1.0%)
City of Plymouth, Carlson Center Project, 0.32%, 4/1/12,
(LOC: U.S. Bancorp), (Next Reset: 2/3/11)	400,000	400,000
City of St. Paul, 0.29%, 11/1/25, (LOC: U.S. Bancorp),
(Next Reset: 2/3/11)	11,700,000	11,700,000
Office of Higher Education, Supplemental Student Loan,
Series A, 0.30%, 12/1/43, (LOC: U.S. Bancorp),
(Next Reset: 2/3/11)	10,600,000	10,600,000

		22,700,000

Mississippi (a) (2.5%)
Business Finance Corp., Chevron USA, Inc. Project,
Series A, 0.25%, 12/1/30, (LOC: Chevron U.S.A., Inc.),
(Next Reset: 2/1/11)	22,900,000	22,900,000
Business Finance Corp., Chevron USA, Inc. Project,
Series G, 0.23%, 11/1/35, (LOC: Chevron U.S.A., Inc.),
(Next Reset: 2/1/11)	25,000,000	25,000,000
Business Finance Corp., Chevron USA, Inc. Project,
Series I, 0.25%, 11/1/35, (LOC: Chevron U.S.A., Inc.),
(Next Reset: 2/1/11)	8,700,000	8,700,000

		56,600,000

Continued

23

Institutional Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Demand Notes, continued
New Mexico (a) (0.2%)
City of Albuquerque, KTECH Corp. Project, 0.29%, 11/1/22,
(LOC: Wells Fargo & Co.), (Next Reset: 2/3/11)	$3,835,000	$3,835,000
City of Albuquerque, KTECH Corp. Project, 0.29%, 8/1/25,
(LOC: Wells Fargo & Co.), (Next Reset: 2/3/11)	1,375,000	1,375,000

		5,210,000

New York (a) (2.2%)
Housing Development Corp., Verde Apartments,
Series A, 0.28%, 1/1/16, (LOC: JP Morgan, Inc.),
(Next Reset: 2/3/11)	6,300,000	6,300,000
New York State Housing Finance Agency,
Series A, AMT, 0.34%, 11/1/41,
(LOC: Bank of New York Co., Inc.), (Next Reset: 2/2/11)	44,000,000	44,000,000

		50,300,000

Ohio (a) (3.1%)
City of Cleveland, Airport System, Series B, 0.28%, 1/1/20,
(LOC: U.S. Bancorp), (Next Reset: 2/3/11)	9,520,000	9,520,000
County of Cuyahoga Health Care Facilities, Franciscan
Communities, Series F, 0.40%, 5/15/12,
(LOC: Bank of America), (Next Reset: 2/3/11)	605,000	605,000
County of Hamilton, Hospital Facilities Revenue,
Series A, 0.26%, 6/1/27, (LOC: Northern Trust Company),
(Next Reset: 2/2/11)	35,000,000	35,000,000
Ohio Air Quality Development Authority,
Series B, 0.42%, 6/1/24, (LOC: Bank of America),
(Next Reset: 2/2/11)	26,000,000	26,000,000

		71,125,000

Pennsylvania (a) (0.5%)
Berks County Municipal Authority, Pheobe Dewitt Homes
Obligated Group Project, Series C, 0.46%, 5/15/22,
(LOC: Banco Santander SA), (Next Reset: 2/3/11)	2,645,000	2,645,000
Blair County Industrial Development Authority,
Altoona-Blair County Development Corp., 0.29%, 10/1/28,
(LOC: PNC Bank NA), (Next Reset: 2/3/11)	9,000,000	9,000,000

		11,645,000

South Carolina (a) (1.5%)
Jobs-Economic Development Authority, University Medical
Associations Refinance Project, 0.27%, 7/1/37,
(LOC: Wells Fargo & Co.), (Next Reset: 2/1/11)	28,100,000	28,100,000
South Carolina Jobs-Economic Development
Authority, 0.29%, 4/1/34, (LOC: Wells Fargo & Co.),
(Next Reset: 2/3/11)	6,750,000	6,750,000

		34,850,000

Continued

24

Institutional Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Demand Notes, continued
Tennessee (a) (1.3%)
Johnson City Health & Educational Facilities Board,
Series B1, 0.35%, 7/1/33, (LOC: U.S. Bancorp),
(Next Reset: 2/2/11)	$20,600,000	$20,600,000
Johnson City Health & Educational Facilities Board,
Mountain States Health Alliance, Series B2, 0.29%, 7/1/33,
(LOC: PNC Bank NA), (Next Reset: 2/2/11)	10,000,000	10,000,000

		30,600,000

Texas (a) (4.0%)
Gulf Coast Waste Disposal Authority, Exxon Mobil Project,
AMT, 0.24%, 6/1/30, (LOC: Exxon Mobil Corp.),
(Next Reset: 2/1/11)	25,000,000	25,000,000
Lower Neches Valley Authority Industrial
Development Corp., Series B, AMT, 0.24%, 11/1/29,
(LOC: Exxon Mobil Corp.), (Next Reset: 2/1/11)	19,000,000	19,000,000
Port of Port Arthur Navigation District, AMT, 0.31%,
5/1/33, (LOC: Total SA), (Next Reset: 2/2/11)	5,500,000	5,500,000
State of Texas, GO, AMT, 0.28%, 12/1/29,
(LOC: Wells Fargo & Co.), (Next Reset: 2/2/11)	14,700,000	14,700,000
State Veterans Housing Fund, Series A, GO,
AMT, 0.29%, 12/1/34, (LOC: Texas G.O. with
State Street Liquidity Facility), (Next Reset: 2/2/11)	28,250,000	28,250,000

		92,450,000

Utah (0.1%)
Telecommunication Open Infrastructure
Agency, 0.28%, 6/1/40, (LOC: FHLB),
(Next Reset: 2/3/11) (a)	2,000,000	2,000,000

Virginia (0.4%)
Alexandria Industrial Development Authority,
American Academy of Otolaryngology,
Series A, 0.31%, 7/1/30, (LOC: Bank of America),
(Next Reset: 2/3/11) (a)	8,450,000	8,450,000

Washington (a) (0.1%)
State Housing Finance Commission, Multi-Family,
Granite Falls Retirement Plaza, Series B, 0.30%,
10/1/27, (LOC: Wells Fargo & Co.), (Next Reset: 2/1/11)	740,000	740,000
State Housing Finance Commission, Multi-Family,
Vintage At Everett, Series B, 0.28%, 1/15/38,
(LOC: FNMA), (Next Reset: 2/3/11)	1,175,000	1,175,000
State Housing Finance Commission, Summer Ridge,
Series B, 0.32%, 12/1/29, (LOC: U.S. Bancorp),
(Next Reset: 2/1/11)	295,000	295,000

		2,210,000

Continued

25

Institutional Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Municipal Demand Notes, continued
West Virginia (0.2%)
County of Brooke, Bethany College Project, Series B, 0.31%, 12/1/37, (LOC: PNC Bank NA), (Next Reset: 2/3/11) (a)	$5,000,000	$5,000,000

Total Municipal Demand Notes		872,496,000

	Shares

Money Markets (c) (0.8%)
AIM STIT Liquid Assets Portfolio	16,165,303	16,165,303
Goldman Sachs Financial Square Prime Obligations Fund	1,280,648	1,280,648

Total Money Markets		17,445,951

	Principal
	Amount

Repurchase Agreements (7.4%)
Barclays PLC, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $35,000,204, Collateralized by U.S. Treasury Security, 1.13%, 6/15/13, value $35,700,037)	$35,000,000	35,000,000
Deutsche Bank, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $80,000,467, Collateralized by U.S. Government Agency Security, 4.38%, 9/15/12, value $81,600,581)	80,000,000	80,000,000
Toronto Dominion, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $35,000,204, Collateralized by U.S. Treasury Security, 0.00%, 4/28/11, value $35,700,001)	35,000,000	35,000,000
UBS Investment Bank, 0.20%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $20,424,113, Collateralized by U.S. Treasury Security, 0.00%, 4/28/11, value $20,832,506)	20,424,000	20,424,000

Total Repurchase Agreements		170,424,000

Total Investments (Cost $2,295,870,393) † - 99.8%		2,295,870,393
Other assets in excess of liabilities - 0.2%		3,529,405

NET ASSETS - 100.0%		$2,299,399,798

Continued

26

Institutional Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at January 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund/portfolio.
(d)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At January 31, 2011, Institutional Money Market’s investments were in the following countries:

Country

Canada	6.5%
Luxembourg	1.5%
Netherlands	2.0%
United States	90.0%

Total	100.0%

See notes to schedules of investments and notes to financial statements.

27

Institutional Government Money Market
Schedule of Investments
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (d) (6.2%)
U.S. Government Agencies (6.2%)
Citibank NA, 1.38%, 8/10/11	$12,562,000	$12,633,612
Citibank NA, Series 1, 1.50%, 7/12/11	20,000,000	20,107,500
Citigroup, Inc., 1.06%, 12/9/11, (Next Reset: 2/9/11) (a)	2,696,000	2,714,384
Goldman Sachs Group, Inc. (The), 0.38%, 3/15/11 (a)	5,560,000	5,561,605
PNC Funding Corp., 1.88%, 6/22/11	20,995,000	21,128,279
State Street Bank and Trust Co., 0.50%, 9/15/11, (Next Reset: 3/15/11) (a)	7,400,000	7,410,779
US Central Federal Credit Union, 1.25%, 10/19/11	23,067,000	23,219,185

Total Corporate Bonds		92,775,344

Mortgage-Backed Securities (a) (4.6%)
U.S. Government Agencies (4.6%)
Freddie Mac, 0.27%, 8/15/21, (Next Reset: 2/3/11)	2,400,000	2,400,000
Freddie Mac, 0.27%, 1/15/42, (Next Reset: 2/3/11)	40,853,014	40,853,014
Freddie Mac, 0.27%, 10/15/45, (Next Reset: 2/3/11)	25,147,994	25,147,994

Total Mortgage-Backed Securities		68,401,008

U.S. Government Agencies (59.1%)
Fannie Mae (6.8%)
5.50%, 3/15/11	10,000,000	10,058,815
1.75%, 3/23/11	8,179,000	8,195,025
0.17%, 5/13/11, (Next Reset: 2/13/11) (a)	5,500,000	5,499,391
0.40%, 6/1/11 **	10,000,000	9,987,000
0.24%, 6/15/11 **	15,000,000	14,986,879
0.28%, 7/6/11 **	10,000,000	9,988,160
0.43%, 7/6/11 **	5,000,000	4,990,958
0.23%, 7/7/11 **	6,725,000	6,718,298
3.63%, 8/15/11	16,249,000	16,537,301
5.38%, 11/15/11	13,073,000	13,587,863

		100,549,690

Federal Farm Credit Bank (8.6%)
0.35%, 5/18/11, (Next Reset: 2/18/11) (a)	30,500,000	30,511,882
0.33%, 7/1/11, (Next Reset: 2/1/11) (a)	5,400,000	5,402,707
0.35%, 7/1/11, (Next Reset: 2/1/11) (a)	25,000,000	25,002,315
0.23%, 7/13/11 **	14,600,000	14,584,889
3.88%, 8/25/11	16,985,000	17,322,630
0.27%, 10/12/11, (Next Reset: 2/1/11) (a)	25,000,000	24,998,267
0.26%, 12/7/11, (Next Reset: 2/1/11) (a)	9,800,000	9,792,880

		127,615,570

Continued

28

Institutional Government Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

U.S. Government Agencies, continued
Federal Home Loan Bank (18.0%)
0.95%, 2/3/11	$8,800,000	$8,800,305
3.25%, 3/11/11	15,410,000	15,454,697
1.63%, 3/16/11	4,290,000	4,296,316
0.16%, 4/1/11 **	25,000,000	24,993,444
0.80%, 5/6/11	9,000,000	9,012,041
0.17%, 5/13/11 (a)	3,000,000	2,999,993
2.63%, 5/20/11	1,500,000	1,510,349
1.13%, 6/3/11	11,450,000	11,476,814
0.16%, 6/7/11, (Next Reset: 2/7/11) (a)	13,155,000	13,152,847
3.13%, 6/10/11	7,275,000	7,344,067
4.25%, 6/10/11	4,700,000	4,762,615
3.38%, 6/24/11	10,000,000	10,116,633
3.63%, 7/1/11	18,225,000	18,471,128
0.16%, 7/11/11, (Next Reset: 2/11/11) (a)	25,000,000	24,996,720
0.16%, 7/15/11, (Next Reset: 4/15/11) (a)	9,600,000	9,596,874
1.63%, 7/27/11	7,525,000	7,574,133
5.38%, 8/19/11	4,300,000	4,419,440
5.00%, 9/9/11	5,885,000	6,050,778
0.27%, 9/30/11, (Next Reset: 2/1/11) (a)	25,000,000	25,000,000
4.88%, 10/5/11	2,550,000	2,628,124
5.00%, 10/13/11	3,400,000	3,510,538
0.26%, 10/20/11, (Next Reset: 2/1/11) (a)	30,000,000	30,000,000
0.39%, 11/28/11, (Next Reset: 2/1/11) (a)	7,140,000	7,147,446
0.30%, 12/15/11, (Next Reset: 2/1/11) (a)	15,000,000	15,000,000

		268,315,302

Freddie Mac (14.7%)
0.15%, 2/1/11 (a)	13,842,000	13,842,000
3.25%, 2/25/11	6,300,000	6,312,388
0.37%, 3/9/11 (a)	64,865,000	64,875,088
0.36%, 4/1/11 (a)	15,000,000	15,002,880
1.63%, 4/26/11	8,000,000	8,022,391
0.20%, 5/4/11, (Next Reset: 2/4/11) (a)	33,040,000	33,041,769
3.50%, 5/5/11	8,820,000	8,889,360
0.21%, 7/18/11 **	15,000,000	14,985,735
5.25%, 7/18/11	5,950,000	6,080,574
0.25%, 7/25/11 **	15,000,000	14,981,875
1.25%, 8/15/11	6,659,000	6,691,214
0.31%, 11/7/11, (Next Reset: 2/1/11) (a)	20,000,000	20,006,988
0.27%, 7/15/43, (Next Reset: 2/3/11) (a)	6,965,000	6,965,000

		219,697,262

Continued

29

Institutional Government Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

U.S. Government Agencies, continued
Overseas Private Investment Corp. (a) (7.6%)
0.24%, 12/31/11, (Next Reset: 2/2/11)	$25,051,000	$25,051,000
0.26%, 5/15/21, (Next Reset: 2/2/11)	48,622,860	48,622,860
0.26%, 3/15/24, ( Next Reset: 2/2/11)	9,463,963	9,463,963
0.26%, 3/15/24, ( Next Reset: 2/2/11)	13,947,368	13,947,369
0.26%, 3/15/24, ( Next Reset: 2/2/11)	16,271,930	16,271,930

		113,357,122

Straight-A Funding LLC (b) (3.4%)
0.25%, 2/7/11 **	15,000,000	14,999,375
0.25%, 2/15/11 **	15,000,000	14,998,542
0.25%, 4/6/11	10,000,000	9,995,555
0.25%, 4/18/11 **	10,000,000	9,994,722

		49,988,194

Total U.S. Government Agencies		879,523,140

	Shares

Money Markets (c) (0.0%)
AIM STIT Government & Agency Portfolio	123,937	123,937
Goldman Sachs Financial Square Government Fund	286,993	286,993

Total Money Markets		410,930

	Principal
	Amount

Repurchase Agreements (30.0%)
Bank of America Securities, LLC, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $120,000,700, Collateralized by U.S. Treasury Securities, 0.00%, 4/25/11-5/2/11, value $122,400,887)	$120,000,000	120,000,000
Barclays PLC, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $60,000,350, Collateralized by U.S. Treasury Security, 4.63%, 10/31/11, value $61,200,032)	60,000,000	60,000,000
Deutsche Bank, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $130,000,758, Collateralized by U.S. Treasury Security, 0.00%, 3/18/11, value $132,600,107)	130,000,000	130,000,000

Continued

30

Institutional Government Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreements, continued
Toronto Dominion, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $115,000,671, Collateralized by U.S. Treasury Securities, 0.00%-4.50%, 4/28/11-9/30/11, value $117,300,082)	$115,000,000	$115,000,000
UBS Investment Bank, 0.20%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $21,144,117, Collateralized by U.S. Treasury Security, 0.00%, 4/28/11, value $21,566,949)	21,144,000	21,144,000

Total Repurchase Agreements		446,144,000

Total Investments (Cost $1,487,254,422) † - 99.9%		1,487,254,422

Other assets in excess of liabilities - 0.1%		2,233,022

NET ASSETS - 100.0%		$1,489,487,444

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at January 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund/portfolio.
(d)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

See notes to schedules of investments and notes to financial statements.

31

U.S. Treasury Money Market
Schedule of Investments
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (c) (6.9%)
U.S. Government Agencies (6.9%)
Citibank NA, Series 1, 1.50%, 7/12/11	$36,850,000	$37,039,511
General Electric Capital Corp., 1.23%, 12/9/11,
(Next Reset: 3/9/11) (a)	10,160,000	10,245,643
Goldman Sachs Group, Inc. (The), 0.54%, 11/9/11,
(Next Reset: 2/9/11) (a)	11,260,000	11,286,729
JP Morgan Chase & Co., 3.13%, 12/1/11	15,000,000	15,341,429
JP Morgan Chase & Co., 1.02%, 12/2/11,
(Next Reset: 2/2/11) (a)	9,700,000	9,761,818
State Street Bank and Trust Co., 0.50%, 9/15/11,
(Next Reset: 3/15/11) (a)	6,550,000	6,559,897

Total Corporate Bonds		90,235,027

U.S. Government Agencies (2.3%)
Overseas Private Investment Corp. (2.3%)
0.26%, 12/15/19, (Next Reset: 2/2/11) (a)	30,000,000	30,000,000

Total U.S. Government Agencies		30,000,000

U.S. Treasury Bills ** (3.9%)
0.19%, 2/24/11	25,000,000	24,997,045
0.19%, 3/17/11	25,000,000	24,994,317

Total U.S. Treasury Bills		49,991,362

U.S. Treasury Notes (22.0%)
0.88%, 2/28/11	40,000,000	40,014,379
0.88%, 3/31/11	25,000,000	25,019,374
0.88%, 4/30/11	40,000,000	40,061,492
0.88%, 5/31/11	25,000,000	25,051,888
1.00%, 7/31/11	40,000,000	40,142,320
4.63%, 8/31/11	25,000,000	25,623,532
1.00%, 10/31/11	40,000,000	40,219,318
1.75%, 11/15/11	25,000,000	25,286,959
0.75%, 11/30/11	15,000,000	15,051,804
0.88%, 1/31/12	10,000,000	10,057,570

Total U.S. Treasury Notes		286,528,636

	Shares

Money Markets (b) (0.1%)
AIM STIT Treasury Portfolio	601,323	601,323
Goldman Sachs Financial Square Funds Treasury Obligations Fund	681,197	681,197

Total Money Markets		1,282,520

Continued

32

U.S. Treasury Money Market
Schedule of Investments, continued
January 31, 2011 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreements (64.7%)
Bank of America Securities, LLC, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $106,065,619, Collateralized by U.S. Treasury Security, 1.25%, 10/31/15, value $108,186,330)	$106,065,000	$106,065,000
Barclays PLC, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $145,000,846, Collateralized by U.S. Treasury Securities, 1.875%-2.375%, 7/31/17-9/30/17, value $147,900,012)	145,000,000	145,000,000
BMO Nesbitt Burns, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $200,001,167, Collateralized by U.S. Treasury Securities, 2.00%-5.00%, 1/15/16-5/15/37, value $204,000,074)	200,000,000	200,000,000
Deutsche Bank, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $180,001,050, Collateralized by U.S. Treasury Security, 0.625%, 1/31/13, value $183,600,079)	180,000,000	180,000,000
Toronto Dominion, 0.21%, dated 1/31/11, due 2/1/11, (Repurchase proceeds, $210,001,225, Collateralized by U.S. Treasury Securities, 0.00%-1.125%, 3/31/11-6/30/11, value $214,200,049)	210,000,000	210,000,000

Total Repurchase Agreements		841,065,000

Total Investments (Cost $1,299,102,545) † - 99.9%		1,299,102,545

Other assets in excess of liabilities - 0.1%		1,172,867

NET ASSETS - 100.0%		$1,300,275,412

Notes to Schedule of Investments

**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at January 31, 2011.
(b)	Investment is in Institutional Shares of underlying fund/portfolio.
(c)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

See notes to schedule of investments and notes to financial statements.

33

Fifth Third Funds
Statements of Assets and Liabilities
January 31, 2011 (Unaudited)

Prime
Money Market

Assets:
Investments, at amortized cost and value	$821,837,289
Repurchase agreements, at cost and value	95,895,000

Total Investments	917,732,289

Cash	122
Interest receivable	1,700,235
Receivable for Fund shares sold	465,307
Receivable from Advisor and affiliates	465,200
Prepaid expenses and other assets	59,767

Total Assets	920,422,920

Liabilities:
Distributions payable	3,720
Payable for investments purchased	2,770
Payable for Fund shares redeemed	62,935
Accrued expenses and other payables:
Payable to Advisor and affiliates	—
Distribution and administrative servicing fee	647,643
Other	57,052

Total Liabilities	774,120

Net Assets:
Paid-in Capital	$920,269,784
Accumulated net investment income (loss)	1,798
Accumulated net realized gain (loss) from investment transactions	(622,782)

Net Assets	$919,648,800

Net Assets:
Institutional Shares	$502,321,517
Class A Shares	416,032,935
Class B Shares	913,826
Class C Shares	380,522
Select Shares	NA
Preferred Shares	NA
Trust Shares	NA

Total	$919,648,800

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value):
Institutional Shares	502,756,685
Class A Shares	416,393,606
Class B Shares	914,622
Class C Shares	380,852
Select Shares	NA
Preferred Shares	NA
Trust Shares	NA

Total	920,445,765

Net Asset Value
Offering and redemption price per share - Institutional Shares, Class A Shares, Class B Shares, Class C Shares, Select Shares, Preferred Shares and Trust Shares (a)	$1.00

(a)	Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.

See notes to financial statements.

34

Fifth Third Funds
Statements of Assets and Liabilities
January 31, 2011 (Unaudited)

	Institutional
Institutional	Government	U.S. Treasury
Money Market	Money Market	Money Market

$2,125,446,393	$1,041,110,422	$458,037,545
170,424,000	446,144,000	841,065,000

2,295,870,393	1,487,254,422	1,299,102,545

43,312	280	477
3,811,128	2,393,349	1,228,948
208,088	4,458	47,025
—	136,648	134,165
169,086	115,553	110,349

2,300,102,007	1,489,904,710	1,300,623,509

99,099	18,016	10,075
5,241	1,157	101
165,319	—	—

112,875	—	—
263,248	349,181	299,235
56,427	48,912	38,686

702,209	417,266	348,097

$2,301,926,737	$1,489,502,082	$1,300,274,655
(61)	1,568	—
(2,526,878)	(16,206)	757

$2,299,399,798	$1,489,487,444	$1,300,275,412

$1,812,244,289	$1,101,323,530	$964,404,321
NA	NA	NA
NA	NA	NA
NA	NA	NA
160,139,071	43,903,994	3,717,473
114,153,254	220,425,136	238,766,522
212,863,184	123,834,784	93,387,096

$2,299,399,798	$1,489,487,444	$1,300,275,412

1,814,242,825	1,101,360,189	964,299,078
NA	NA	NA
NA	NA	NA
NA	NA	NA
160,315,665	43,905,380	3,712,308
114,279,138	220,426,581	238,718,922
213,097,921	123,835,980	93,378,501

2,301,935,549	1,489,528,130	1,300,108,809

$1.00	$1.00	$1.00

See notes to financial statements.

35

Fifth Third Funds
Statements of Operations
For the six months ended January 31, 2011 (Unaudited)

Prime
Money Market

Investment Income:
Interest income	$1,443,110
Dividend income	23,729

Total Income	1,466,839

Expenses:
Investment advisory fees	1,876,883
Administration fees	816,155
Distribution servicing fees - Class A Shares	532,839
Distribution servicing fees - Class B Shares	5,419
Distribution servicing fees - Class C Shares	820
Administrative servicing fees - Class C Shares	273
Administrative servicing fees - Select Shares	NA
Administrative servicing fees - Preferred Shares	NA
Administrative servicing fees - Trust Shares	NA
Accounting fees	102,131
Registration and filing fees	23,298
Transfer and dividend disbursing agent fees	38,260
Custody fees	16,485
Trustees’ fees and expenses	27,073
Professional fees	17,370
Printing expense	33,443
Other expenses	36,301

Total expenses	3,526,750

Less: Waiver and/or reimbursement from Advisor and/or affiliates	(1,485,571)
Distribution/servicing fees waived	(622,044)

Net Expenses	1,419,135

Net Investment Income	47,704

Net realized gains on investments	20,033
Payment by Affiliate*	650,000

Net realized gains on investments	670,033

Change in net assets resulting from operations	$717,737

*	See Note 4.

See notes to financial statements.

36

Fifth Third Funds
Statements of Operations
For the six months ended January 31, 2011 (Unaudited)

	Institutional
Institutional	Government	U.S. Treasury
Money Market	Money Market	Money Market

$4,436,308	$2,236,009	$1,654,136
57,541	2,345	281

4,493,849	2,238,354	1,654,417

5,660,867	3,481,694	2,892,782
2,461,443	1,513,880	1,257,871
NA	NA	NA
NA	NA	NA
NA	NA	NA
NA	NA	NA
63,781	20,615	2,754
58,002	190,902	178,760
272,797	161,083	107,382
199,805	143,601	127,448
17,750	16,248	15,834
66,432	42,433	31,768
34,740	24,610	19,952
86,799	56,265	41,730
38,832	26,875	22,218
5,855	3,527	2,702
123,234	96,775	79,232

9,090,337	5,778,508	4,780,433

(5,721,302)	(3,578,060)	(3,007,512)
(188,780)	(294,855)	(268,916)

3,180,255	1,905,593	1,504,005

1,313,594	332,761	150,412

116,165	550	757
—	—	—

116,165	550	757

$1,429,759	$333,311	$151,169

See notes to financial statements.

37

Fifth Third Funds
Statements of Changes in Net Assets

	Prime
	Money Market

	Six months	Year
	ended	ended
	January 31,	July 31,
	2011 (a)	2010

Change in Net Assets:
Operations:
Net investment income	$47,704	$218,395
Net realized gains (losses) from investment transactions	20,033	(1,099,856)
Payment by Affiliate*	650,000	—

Change in net assets resulting from operations	717,737	(881,461)

Distributions to shareholders from net investment income:
Institutional Shares	(99,993)	(95,432)
Class A Shares	(85,569)	(73,523)
Class B Shares	(222)	(289)
Class C Shares	(47)	(66)
Select Shares	NA	NA
Preferred Shares	NA	NA
Trust Shares	NA	NA

Change in net assets from Fund shareholder distributions	(185,831)	(169,310)

Change in net assets from fund share transactions	4,677,139	(348,543,096)

Change in net assets	5,209,045	(349,593,867)

Net Assets:
Beginning of period	914,439,755	1,264,033,622

End of period	$919,648,800	$914,439,755

Accumulated net investment income/(loss)	$1,798	$139,925

(a)	Unaudited
*	See Note 4.

See notes to financial statements.

38

Fifth Third Funds
Statements of Changes in Net Assets

Institutional		Institutional Government		U.S. Treasury
Money Market		Money Market		Money Market

Six months	Year	Six months	Year	Six months	Year
ended	ended	ended	ended	ended	ended
January 31,	July 31,	January 31,	July 31,	January 31,	July 31,
2011 (a)	2010	2011 (a)	2010	2011 (a)	2010

$1,313,594	$3,785,527	$332,761	$1,325,481	$150,412	$284,814
116,165	(2,560,615)	550	(10,210)	757	1,912
—	—	—	—	—	—

1,429,759	1,224,912	333,311	1,315,271	151,169	286,726

(1,308,290)	(3,619,983)	(333,126)	(1,207,219)	(170,077)	(203,455)
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
(26,705)	(63,824)	(3,620)	(22,877)	(610)	(2,525)
(5,574)	(33,843)	(18,215)	(45,882)	(19,693)	(33,797)
(15,843)	(35,284)	(9,061)	(20,766)	(6,823)	(11,410)

(1,356,412)	(3,752,934)	(364,022)	(1,296,744)	(197,203)	(251,187)

(973,352,436)	166,870,309	(592,456,902)	(624,768,905)	(119,543,939)	(301,497,587)

(973,279,089)	164,342,287	(592,487,613)	(624,750,378)	(119,589,973)	(301,462,048)

3,272,678,887	3,108,336,600	2,081,975,057	2,706,725,435	1,419,865,385	1,721,327,433

$2,299,399,798	$3,272,678,887	$1,489,487,444	$2,081,975,057	$1,300,275,412	$1,419,865,385

$(61)	$42,757	$1,568	$32,829	$—	$46,791

See notes to financial statements.

39

Fifth Third Funds
Statements of Changes in Net Assets, continued —
Fund Share Transactions

	Prime
	Money Market

	Six months	Year
	ended	ended
	January 31,	July 31,
	2011 (a)	2010

Share Transactions:*
Institutional Shares
Shares issued	492,373,920	735,171,371
Dividends reinvested	22,028	19,565
Shares redeemed	(473,828,758)	(974,185,002)

Total Institutional Shares	18,567,190	(238,994,066)

Class A Shares
Shares issued	167,764,155	263,030,812
Dividends reinvested	85,524	74,532
Shares redeemed	(181,757,784)	(370,474,843)

Total Class A Shares	(13,908,105)	(107,369,499)

Class B Shares
Shares issued	43,275	85,295
Dividends reinvested	73	106
Shares redeemed	(308,373)	(1,507,739)

Total Class B Shares	(265,025)	(1,422,338)

Class C Shares
Shares issued	323,274	263,595
Dividends reinvested	36	54
Shares redeemed	(40,232)	(1,020,842)

Total Class C Shares	283,078	(757,193)

Select Shares
Shares issued	NA	NA
Dividends reinvested	NA	NA
Shares redeemed	NA	NA

Total Select Shares	NA	NA

Preferred Shares
Shares issued	NA	NA
Dividends reinvested	NA	NA
Shares redeemed	NA	NA

Total Preferred Shares	NA	NA

Trust Shares
Shares issued	NA	NA
Dividends reinvested	NA	NA
Shares redeemed	NA	NA

Total Trust Shares	NA	NA

(a)	Unaudited
*	Share transactions are at a Net Asset Value of $1.00 per share.

See notes to financial statements.

40

Fifth Third Funds
Statements of Changes in Net Assets, continued —
Fund Share Transactions

Institutional		Institutional Government		U.S. Treasury
Money Market		Money Market		Money Market

Six months	Year	Six months	Year	Six months	Year
ended	ended	ended	ended	ended	ended
January 31,	July 31,	January 31,	July 31,	January 31,	July 31,
2011 (a)	2010	2011 (a)	2010	2011 (a)	2010

6,369,182,282	10,016,269,183	3,517,531,063	6,096,647,083	1,624,109,703	2,447,810,948
620,718	2,002,992	103,267	334,770	52,324	58,606
(7,384,237,309)	(9,697,385,018)	(4,070,749,314)	(6,500,769,886)	(1,804,408,152)	(2,608,544,405)

(1,014,434,309)	320,887,157	(553,114,984)	(403,788,033)	(180,246,125)	(160,674,851)

NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

NA	NA	NA	NA	NA	NA

NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

NA	NA	NA	NA	NA	NA

NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

NA	NA	NA	NA	NA	NA

569,684,849	794,136,313	49,375,920	223,015,773	3,373,638	23,183,418
12,908	37,747	1,851	16,628	184	558
(513,906,259)	(807,093,921)	(63,272,982)	(278,607,436)	(8,859,581)	(38,723,636)

55,791,498	(12,919,861)	(13,895,211)	(55,575,035)	(5,485,759)	(15,539,660)

354,821,457	597,958,321	632,069,590	1,416,373,303	391,360,287	594,674,314
4,556	29,525	11,017	29,020	7,286	11,484
(364,343,291)	(639,995,122)	(649,277,987)	(1,555,576,724)	(340,742,508)	(701,597,658)

(9,517,278)	(42,007,276)	(17,197,380)	(139,174,401)	50,625,065	(106,911,860)

110,958,782	260,278,523	122,549,304	212,748,036	197,937,850	300,468,376
1,779	4,042	1,404	4,410	—	—
(116,152,909)	(359,372,276)	(130,800,035)	(238,983,882)	(182,374,968)	(318,839,592)

(5,192,348)	(99,089,711)	(8,249,327)	(26,231,436)	15,562,882	(18,371,216)

See notes to financial statements.

41

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

				Net
				Realized and
	Net Asset			Unrealized		Less
	Value,	Net		Gains/		Distributions
	Beginning	Investment		(Losses) from		to
	of Period	Income		Investments		Shareholders

Prime Money Market
Institutional Shares
Six months ended 1/31/11 ~	$1.00	—	Δ^	—	^	— ^
Year ended 7/31/10	$1.00	—	Δ^	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—	^	(0.04)

Prime Money Market
Class A Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—	^	(0.04)

Prime Money Market
Class B Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.04	Δ@	—	^	(0.04)
Year ended 7/31/06	$1.00	0.03		—	^	(0.03)

Prime Money Market
Class C Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.04	Δ@	—	^	(0.04)
Year ended 7/31/06	$1.00	0.03		—	^	(0.03)

See notes to financial highlights and notes to financial statements.

42

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data

			Ratios of		Ratios of		Ratios of
		Net	Expenses		Expenses		Net
Net Asset		Assets,	to		to		Investment
Value,		End of	Average		Average		Income
End of	Total	Period	Net		Net		to Average
Period	Return	(000’s)	Assets (a)		Assets (b)		Net Assets

$1.00	0.02%*#	$502,321	0.64	%**	0.30	%**†	0.01%**
$1.00	0.02%	$483,486	0.64	%Ω	0.38	%Ω†	0.02%
$1.00	1.23%	$723,024	0.66	%Ω	0.58	%Ω	1.29%
$1.00	3.65%	$892,765	0.66%		0.54%		3.44%
$1.00	4.94%	$605,987	0.66%		0.54%		4.82%
$1.00	3.97%	$563,551	0.66%		0.54%		3.81%

$1.00	0.02%*#	$416,033	0.89	%**	0.30	%**†	0.01%**
$1.00	0.02%	$429,678	0.89	%Ω	0.38	%Ω†	0.02%
$1.00	0.99%	$537,555	0.91	%Ω	0.81	%Ω†	1.06%
$1.00	3.40%	$721,478	0.91%		0.79%		3.22%
$1.00	4.67%	$625,362	0.91%		0.79%		4.57%
$1.00	3.71%	$455,183	0.91%		0.79%		3.65%

$1.00	0.02%*#	$914	1.64	%**	0.30	%**†	0.01%**
$1.00	0.02%	$1,178	1.64	%Ω	0.40	%Ω†	0.01%
$1.00	0.52%	$2,600	1.67	%Ω	1.29	%Ω†	0.52%
$1.00	2.62%	$2,390	1.66%		1.54%		2.40%
$1.00	3.90%	$1,468	1.66%		1.54%		3.83%
$1.00	2.94%	$1,216	1.66%		1.54%		2.84%

$1.00	0.02%*#	$381	1.64	%**	0.30	%**†	0.01%**
$1.00	0.02%	$98	1.66	%Ω	0.47	%Ω†	0.01%
$1.00	0.52%	$855	1.66	%Ω	1.31	%Ω†	0.58%
$1.00	2.63%	$1,103	1.66%		1.54%		2.53%
$1.00	3.90%	$1,066	1.66%		1.54%		3.82%
$1.00	2.93%	$879	1.66%		1.54%		2.80%

See notes to financial highlights and notes to financial statements.

43

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

				Net
				Realized and
	Net Asset			Unrealized		Less
	Value,	Net		Gains/		Distributions
	Beginning	Investment		(Losses) from		to
	of Period	Income		Investments		Shareholders

Institutional Money Market
Institutional Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—		(0.04)

Institutional Money Market
Select Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—		(0.04)

Institutional Money Market
Preferred Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—		(0.04)

Institutional Money Market
Trust Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—		(0.04)

See notes to financial highlights and notes to financial statements.

44

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data

			Ratios of		Ratios of		Ratios of
		Net	Expenses		Expenses		Net
Net Asset		Assets,	to		to		Investment
Value,		End of	Average		Average		Income
End of	Total	Period	Net		Net		to Average
Period	Return	(000’s)	Assets (a)		Assets (b)		Net Assets

$1.00	0.06%*	$1,812,244	0.61	%**	0.21	%**	0.11%**
$1.00	0.14%	$2,826,419	0.62	%Ω	0.21	%Ω	0.14%
$1.00	1.53%	$2,507,708	0.64	%Ω	0.24	%Ω	1.45%
$1.00	3.96%	$2,380,397	0.64%		0.21%		3.82%
$1.00	5.27%	$1,687,392	0.64%		0.21%		5.14%
$1.00	4.30%	$1,263,609	0.65%		0.21%		4.25%

$1.00	0.02%*	$160,139	0.69	%**	0.29	%**†	0.03%**
$1.00	0.06%	$104,438	0.70	%Ω	0.29	%Ω†	0.06%
$1.00	1.45%	$117,441	0.72	%Ω	0.32	%Ω	1.48%
$1.00	3.87%	$110,410	0.73%		0.29%		3.47%
$1.00	5.19%	$59,901	0.72%		0.28%		5.07%
$1.00	4.22%	$35,579	0.73%		0.29%		4.16%

$1.00	0.01%*	$114,154	0.76	%**	0.31	%**†	0.01%**
$1.00	0.02%	$123,711	0.77	%Ω	0.33	%Ω†	0.03%
$1.00	1.38%	$165,806	0.79	%Ω	0.39	%Ω	1.32%
$1.00	3.80%	$121,489	0.79%		0.36%		3.66%
$1.00	5.12%	$87,627	0.79%		0.35%		5.00%
$1.00	4.15%	$98,263	0.81%		0.36%		4.21%

$1.00	0.01%*	$212,863	0.86	%**	0.31	%**†	0.01%**
$1.00	0.01%	$218,111	0.87	%Ω	0.34	%Ω†	0.01%
$1.00	1.28%	$317,382	0.89	%Ω	0.49	%Ω	1.26%
$1.00	3.70%	$311,528	0.89%		0.46%		3.60%
$1.00	5.01%	$230,909	0.89%		0.45%		4.90%
$1.00	4.04%	$160,782	0.91%		0.46%		4.18%

See notes to financial highlights and notes to financial statements.

45

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

				Net
				Realized and
	Net Asset			Unrealized		Less
	Value,	Net		Gains/		Distributions
	Beginning	Investment		(Losses) from		to
	of Period	Income		Investments		Shareholders

Institutional Government Money Market
Institutional Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—		(0.04)

Institutional Government Money Market
Select Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—		(0.04)

Institutional Government Money Market
Preferred Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—		(0.04)

Institutional Government Money Market
Trust Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—		(0.04)

See notes to financial highlights and notes to financial statements.

46

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data

			Ratios of		Ratios of		Ratios of
		Net	Expenses		Expenses		Net
Net Asset		Assets,	to		to		Investment
Value,		End of	Average		Average		Income
End of	Total	Period	Net		Net		to Average
Period	Return	(000’s)	Assets (a)		Assets (b)		Net Assets

$1.00	0.03%*	$1,101,323	0.62	%**	0.21	%**†	0.05%**
$1.00	0.07%	$1,654,462	0.62	%Ω	0.21	%Ω†	0.08%
$1.00	1.06%	$2,058,233	0.63	%Ω	0.23	%Ω	0.86%
$1.00	3.66%	$780,910	0.64%		0.21%		3.33%
$1.00	5.21%	$487,057	0.66%		0.21%		5.08%
$1.00	4.23%	$304,332	0.66%		0.21%		4.24%

$1.00	0.01%*	$43,904	0.70	%**	0.25	%**†	0.01%**
$1.00	0.02%	$57,800	0.70	%Ω	0.26	%Ω†	0.03%
$1.00	0.98%	$113,374	0.71	%Ω	0.31	%Ω	0.84%
$1.00	3.58%	$43,793	0.72%		0.29%		2.99%
$1.00	5.13%	$13,983	0.74%		0.29%		5.00%
$1.00	4.14%	$6,337	0.75%		0.29%		4.22%

$1.00	0.01%*	$220,425	0.77	%**	0.25	%**†	0.01%**
$1.00	0.01%	$237,627	0.77	%Ω	0.28	%Ω†	0.02%
$1.00	0.90%	$376,800	0.78	%Ω	0.38	%Ω†	0.80%
$1.00	3.51%	$245,995	0.79%		0.36%		3.33%
$1.00	5.05%	$225,141	0.81%		0.36%		4.93%
$1.00	4.07%	$190,260	0.82%		0.36%		3.98%

$1.00	0.01%*	$123,835	0.87	%**	0.25	%**†	0.01%**
$1.00	0.01%	$132,086	0.87	%Ω	0.27	%Ω†	0.01%
$1.00	0.81%	$158,318	0.88	%Ω	0.47	%Ω†	0.83%
$1.00	3.41%	$219,872	0.89%		0.46%		3.17%
$1.00	4.95%	$128,682	0.91%		0.46%		4.83%
$1.00	3.97%	$96,003	0.92%		0.46%		3.85%

See notes to financial highlights and notes to financial statements.

47

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

				Net
				Realized and
	Net Asset			Unrealized		Less
	Value,	Net		Gains/		Distributions
	Beginning	Investment		(Losses) from		to
	of Period	Income		Investments		Shareholders

U.S. Treasury Money Market
Institutional Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—	^	(0.04)

U.S. Treasury Money Market
Select Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—	^	(0.04)

U.S. Treasury Money Market
Preferred Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—	^	(0.04)

U.S. Treasury Money Market
Trust Shares
Six months ended 1/31/11 ~	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)
Year ended 7/31/06	$1.00	0.04		—	^	(0.04)

See notes to financial highlights and notes to financial statements.

48

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data

			Ratios of		Ratios of		Ratios of
		Net	Expenses		Expenses		Net
Net Asset		Assets,	to		to		Investment
Value,		End of	Average		Average		Income
End of	Total	Period	Net		Net		to Average
Period	Return	(000’s)	Assets (a)		Assets (b)		Net Assets

$1.00	0.02%*	$964,404	0.62	%**	0.21	%**†	0.02%**
$1.00	0.02%	$1,144,686	0.63	%Ω	0.20	%Ω†	0.02%
$1.00	0.53%	$1,305,329	0.65	%Ω	0.25	%Ω	0.50%
$1.00	3.21%	$1,217,028	0.63%		0.21%		2.78%
$1.00	5.15%	$420,260	0.65%		0.21%		5.02%
$1.00	4.13%	$386,757	0.65%		0.21%		4.11%

$1.00	0.01%*	$3,717	0.70	%**	0.22	%**†	0.01%**
$1.00	0.01%	$9,203	0.71	%Ω	0.21	%Ω†	0.02%
$1.00	0.46%	$24,743	0.73	%Ω	0.33	%Ω†	0.34%
$1.00	3.10%	$20,532	0.72%		0.29%		3.74%
$1.00	5.16%	$63,885	0.73%		0.29%		4.93%
$1.00	4.05%	$61,992	0.73%		0.29%		3.95%

$1.00	0.01%*	$238,767	0.77	%**	0.22	%**†	0.01%**
$1.00	0.01%	$188,149	0.78	%Ω	0.20	%Ω†	0.02%
$1.00	0.39%	$295,058	0.80	%Ω	0.39	%Ω†	0.42%
$1.00	3.06%	$480,906	0.79%		0.36%		3.01%
$1.00	4.99%	$472,893	0.80%		0.36%		4.87%
$1.00	3.98%	$625,196	0.80%		0.36%		3.85%

$1.00	0.01%*	$93,387	0.87	%**	0.22	%**†	0.01%**
$1.00	0.01%	$77,827	0.88	%Ω	0.20	%Ω†	0.02%
$1.00	0.33%	$96,197	0.90	%Ω	0.46	%Ω†	0.35%
$1.00	2.95%	$144,089	0.88%		0.46%		2.61%
$1.00	4.88%	$74,548	0.90%		0.46%		4.77%
$1.00	3.87%	$113,124	0.90%		0.46%		3.79%

See notes to financial highlights and notes to financial statements.

49

Fifth Third Funds
Notes to Financial Highlights

(a)	Before waivers and reimbursements.
(b)	Net of waivers and reimbursements.
~	Unaudited.
^	Amount is less than $0.005.
Δ	Average shares method used in calculation.
*	Not annualized.
**	Annualized.
@	During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation on Citi (formerly BISYS Fund Services), a former service provider to the Funds. See Note 4 in Notes to Financial Statements for further information. Net Investment Income per share in these Financial Highlights includes the impact of this payment however the amount per share is less than $.005. The Funds distributed the income related to this payment after July 31, 2007. This payment into the Funds had no impact on total return for the year ended July 31, 2007.
Ω	Includes expense for the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds. This expense is being borne by the Funds without regard to any expense limitation currently in effect.

		Year ended	Year ended
		7/31/2010	7/31/2009
	Prime Money Market	0.01%	0.04%
	Institutional Money Market	— ^	0.03%
	Institutional Government Money Market	— ^	0.02%
	U.S. Treasury Money Market	0.01%	0.04%

	^ Amount is less than 0.005%.

†	The Advisor waived additional expenses to maintain a competitive yield as follows:
		Period ended	Year ended	Year ended
		1/31/2011	7/31/2010	7/31/2009
	Prime Money Market
	Institutional Shares	0.24%	0.17%	—
	Class A Shares	0.49%	0.42%	0.02%
	Class B Shares	1.24%	1.15%	0.29%
	Class C Shares	1.24%	1.10%	0.27%
	Institutional Money Market
	Select Shares	— ^	— ^	—
	Preferred Shares	0.05%	0.03%	—
	Trust Shares	0.15%	0.12%	— ^
	Institutional Government Money Market
	Institutional Shares	— ^	— ^	—
	Select Shares	0.04%	0.03%	—
	Preferred Shares	0.11%	0.08%	0.01%
	Trust Shares	0.21%	0.19%	0.01%
	U.S. Treasury Money Market
	Institutional Shares	— ^	0.02%	—
	Select Shares	0.07%	0.09%	— ^
	Preferred Shares	0.14%	0.17%	0.01%
	Trust Shares	0.24%	0.27%	0.04%

	^ Amount is less than 0.005%.

#	During the six months ended January 31, 2011, the Advisor’s affiliate made a voluntary capital contribution to Prime Money Market. See Note 4 in Notes to Financial Statements for further information. The per share impact of this payment is less than $0.005. This payment into the Fund had no impact on total return for the period ended January 31, 2011.

See notes to financial statements.

50

Fifth Third Funds
Notes to Financial Statements
January 31, 2011 (Unaudited)

(1) Organization
Fifth Third Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty-four separate investment portfolios.

The accompanying financial statements and notes relate only to the following series of the Trust, each of which is diversified (individually a “Fund” and collectively the “Funds”).

Fund Name
Fifth Third Prime Money Market Fund (“Prime Money Market”)
Fifth Third Institutional Money Market Fund (“Institutional Money Market”)
Fifth Third Institutional Government Money Market Fund (“Institutional Government Money Market”)
Fifth Third U.S. Treasury Money Market Fund (“U.S. Treasury Money Market”)

Institutional Money Market, Institutional Government Money Market and U.S. Treasury Money Market have four classes of shares: Institutional, Select, Preferred and Trust shares. Prime Money Market has four classes of shares: Institutional, Class A, Class B and Class C shares. Prime Money Market’s Class B shares are closed for purchases as of this report date. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C, Select, Preferred and Trust shares, distribution services fees paid by Class A, Class B, and Class C shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported

51

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation — All investments in securities are recorded at their estimated fair value as described in Note 9.

Securities Transactions and Related Income — Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend or capital gain distributions from investment company securities are recorded on ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Other — Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative services and/or distribution fees.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. To the extent distributions would exceed net investment income and net realized gains for tax purposes, they are reported as a return of capital. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Federal Taxes  — It is the intention of each Fund to continue to qualify as a regulated investment company by complying with Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment

52

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income or excise taxes has been made.

At January 31, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2007-2009, no examinations are in progress or anticipated as of this report date. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(3) Securities and Other Investments

Repurchase Agreements — The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (“FTAM” or the “Advisor”) to be creditworthy. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession or have legally segregated in the Federal Reserve Book Entry System, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

(4) Related Party Transactions

Investment Advisory Fee — FTAM is the Funds’ investment advisor. FTAM, a wholly owned subsidiary of Fifth Third Bank, is an indirect subsidiary of Fifth Third Bancorp, a publicly traded financial services company. The advisory agreement between the Funds and the Advisor provides for an annual fee equal to .40% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its

53

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

fee. The Advisor can modify or terminate the voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2011, the Advisor voluntarily waived the following fees:

Fund	Advisor Fee Waiver

Prime Money Market Fund	$675,186
Institutional Money Market Fund	$4,245,651
Institutional Government Money Market Fund	$2,611,271
U.S. Treasury Money Market Fund	$2,169,587

Administration Fee — FTAM is the Trust’s administrator the (“Administrator”) and generally assists in all aspects of the Trust’s administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. The Administrator receives administration fees at the annual rates shown below which are computed daily on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets.

Administration Fee	Trust Average Daily Net Assets

0.20%	Up to $1 billion
0.18%	In excess of $1 billion up to $2 billion
0.17%	In excess of $2 billion

An annual fee of $10,000 per class, per Fund applies beyond the first four classes per Fund. Each Fund that commences operations after September 18, 2002 is subject to an annual $20,000 minimum fee. The Administrator may voluntarily choose to waive any portion of its fee. The Administrator can modify or terminate the voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2011, FTAM waived the following administration fees:

Fund	Administration Fee Waiver

Prime Money Market Fund	$733,463
Institutional Money Market Fund	$990,652
Institutional Government Money Market Fund	$391,733
U.S. Treasury Money Market Fund	$757,882

Expense Limitations — In its capacity as Advisor and Administrator, FTAM has entered into a contractual expense limitation agreement with the Funds. Under the terms of the expense limitation agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal

54

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

year exceed the specified expense limit for the Fund, the excess amount will be borne by FTAM. If the operating expenses are less than the specified expense limit for the Fund, FTAM shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund, under the period of the agreement (currently the period for the 12 months commencing November 26, 2010). Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the contractual expense limitation. Due to the possibility of changes in market conditions and other factors FTAM may voluntarily waive additional expenses beyond its contractual obligation. There can be no assurance that the level of waivers, reimbursements and reduction of Fund expenses reflected in the financial highlights will be maintained in the future. All waivers not recovered at the end of the period expire on November 26, 2011. The Funds’ contractual class expense limitations and reimbursement recoverable as of this report date are as follows:

	Class Expense Limitations*

								Reimbursement
Fund	Institutional	A	B	C	Select	Preferred	Trust	Recoverable**

Prime Money Market	0.54%	0.79%	1.54%	1.54%	NA	NA	NA	$163,934
Institutional Money Market	0.21%	NA	NA	NA	0.29%	0.36%	0.46%	$1,897,165
Institutional Government Money Market	0.21%	NA	NA	NA	0.29%	0.36%	0.46%	$1,186,081
U.S. Treasury Money Market	0.21%	NA	NA	NA	0.29%	0.36%	0.46%	$1,036,695

*	The annual limitations shown include 12b-1 or administrative services fees and are contractual.
**	The cumulative amounts waived and/or reimbursed which may be potentially recoverable by FTAM under the expense limitation agreements for the period from November 26, 2010 through January 31, 2011.

The dollar amounts of the other contractual expense reimbursements, excluding accounting and administration waivers discussed separately in this Note, were $76,922 for Prime Money Market, $484,999 for Institutional Money Market, $575,057 for Institutional Government Money Market and $80,044 for U.S. Treasury Money Market for the six months ended January 31, 2011.

55

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

Accounting Fees — FTAM is the Funds’ accounting agent. FTAM receives accounting fees at the annual rates shown below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses.

Accounting Fee	Fund Average Daily Net Assets

0.020%	Up to $500 million
0.015%	In excess of $500 million up to $1 billion
0.010%	In excess of $1 billion

In addition, a $10,000 annual flat per class, per fund fee applies beyond the initial class of shares.

Distribution and/or Servicing Fees, Waivers  — The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Trust’s distributor/principal underwriter (the “Distributor”). Under the terms of the Plan, the Prime Money Market Fund will compensate the Distributor from the net assets of the Fund’s Class A, Class B and Class C shares to finance activities intended to result in the sales of the Fund’s shares. The Plan provides that the Fund will incur fees accrued daily and paid monthly to the Distributor at annual rates up to or equal to that shown below based on average daily net assets of the respective classes in the Plan.

Class	Distribution/Servicing Fee

Class A	0.25%
Class B	1.00%
Class C	0.75%

The Distributor may voluntarily choose to waive and/or reimburse a portion of its fee. The Distributor can modify or terminate the voluntary waiver/reimbursement at any time at its sole discretion. The Distributor voluntarily waived fees of $621,771 in Prime Money Market during the period.

In addition, the Distributor earned contingent deferred sales commissions (CDSC) on certain redemptions of Class A, B and C shares (all of which is paid to the finance agent who financed advance commissions, as applicable, on sales of these shares). FTAM is the Class A and C advance commission finance agent. For the six months ended January 31, 2011, FTAM earned $7,413 in CDSC fees for the Trust. Affiliates of FTAM earned reallowed 12b-1 distribution/servicing fees as well as administrative

56

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

servicing fees (see below) of $655,153 from the Trust for the period ended as of the report date.

Administrative Servicing Fee — The Trust has a Shareholder Servicing Plan with the Distributor with respect to Class C, Select, Preferred and Trust shares. Under the Agreement, certain administrative services, including those relating to the maintenance of shareholder accounts were provided to these shareholders during the year. The Distributor, as well as other financial institutions (which may include affiliates of the Advisor) receives fees computed at annual rates up to those shown below, based on average daily net assets of the respective classes.

Class	Administrative Servicing Fee

Class C	0.25%
Select	0.08%
Preferred	0.15%
Trust	0.25%

The Distributor may voluntarily choose to waive and/or reimburse a portion of its fee. The Distributor can modify or terminate this voluntary wavier/reimbursement at any time at its sole discretion.

For the six months ended January 31, 2011, the Distributor waived the following administrative servicing fees:

Fund	Administrative Servicing Fee Waiver

Prime Money Market Fund	$273
Institutional Money Market Fund	$188,780
Institutional Government Money Market Fund	$294,855
U.S. Treasury Money Market Fund	$268,916

Transfer and Dividend Disbursing Agent — Pursuant to a Services Agreement with the Trust dated May 14, 2007, FTAM provides certain services on behalf of the Trust. Under this agreement, FTAM’s fees are paid monthly and are accrued daily based upon each Fund of the Trust’s relative average daily net assets, at the aggregate annual amount of $370,000. FTAM earned $186,522 from the Trust in service fees for the period ended as of this report date.

Other — Certain officers of the Trust are also officers of FTAM and/or its affiliates. Certain non-principal officers of the Trust are also employees of the Trust’s custodian bank, State Street Bank and Trust Company (“State Street”). None of these officers are paid any fees by the Trust.

57

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

The Trust reimbursed FTAM for fees paid to a third party in connection with the negotiation of a new custody agreement. For the six months ended January 31, 2011, the fees were $15,668. The fees were allocated to each Fund based on actual expenses incurred by the Fund.

Payments by Affiliates — Citi (formerly BISYS Fund Services, Inc. (“Citi”)), which formerly provided various services to the Trust, reached a settlement and entered into an order (the “Order”) with the Securities and Exchange Commission (“SEC”) regarding the SEC’s investigation of Citi’s past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Neither the Trust nor FTAM was a party to the Order, nor is the Trust or FTAM bound by the Order or its findings. It is unclear the extent to which the Trust, FTAM and certain of its former service providers are or may be affected by the SEC’s investigation of BISYS or by the Order. In response to the SEC’s inquiries related to this matter, including those of the Trust’s former service arrangements with Citi, FTAM made a one time contribution of money to certain Funds of the Trust during the year ended July 31, 2007. The affected Funds and the amounts paid to such Funds were determined based on various factors such as certain Fund expenses during 1999 through 2001 as well as the applicable Funds’ net assets during this time period. The amount credited to each class of the applicable Funds was determined according to the relative net assets of such classes on the date the amounts were recognized. The amounts were allocated among the components of net assets for the fiscal year ended July 31, 2007 for each applicable Fund based upon its character for federal income tax purposes. The total returns for the year ended July 31, 2007 for each class of the applicable Funds would not have changed had the payments not been made; see the Notes to Financial Highlights.

In July 2010, certain funds received a one time payment from the BISYS Fair Fund (a fund established pursuant to a settlement between the SEC and BISYS Fund Services, Inc. that requires, among other things, a distribution of settlement monies from the fair fund to benefit affected mutual funds). The impact of these payments is not reflected in the net expense ratios in the Financial Highlights. The impact to the net expense ratios and total return was not significant.

On October 25, 2010, the Prime Money Fund received $650,000 as a non-recourse voluntary capital contribution from the Advisor’s affiliate to absorb a portion of the losses realized on the sale of certain portfolio investments. The Advisor’s affiliate did not receive any consideration in return for the capital

58

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

contribution and no repayment or future consideration is expected. The amount is reflected in the Statement of Operations as a Payment by Affiliate.

(5) Line of Credit

As of February 1, 2008, the Funds have an uncommitted, unsecured line of credit facility with State Street. Under the terms of the agreement, which is renewable annually, the Funds may borrow up to $100 million in the aggregate. The purpose of the facility generally is to borrow funds if necessary to meet temporary or emergency cash needs, including to fund redemption requests that might otherwise require the untimely disposition of securities. Borrowings may not exceed 33 1/3% of a Fund’s net assets and must be repaid within 60 days. Drawn loans will be priced at a bid rate, though, in any event, not less than a fixed rate plus a spread determined by State Street. There were no borrowings against the line of credit during the six months ended January 31, 2011.

(6) Federal Tax Information

The tax character of distributions paid during the fiscal years ended July 31, 2010 and 2009 was as follows:

	Ordinary Income Distributions

	July 31, 2010	July 31, 2009

Prime Money Market	$169,310	$17,667,954
Institutional Money Market	3,752,934	41,382,111
Institutional Government Money Market	1,296,744	19,716,207
U.S. Treasury Money Market	251,187	10,633,988

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

			Total
		Accumulated	Accumulated
	Undistributed	Capital and	Earnings/
	Ordinary Income	Other Losses	(Deficit)

Prime Money Market	$137,676	$(1,290,566)	$(1,152,890)
Institutional Money Market	42,814	(2,643,100)	(2,600,286)
Institutional Government Money Market	33,561	(17,488)	16,073
U.S. Treasury Money Market	46,791	—	46,791

59

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

As of July 31, 2010, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by U.S. Treasury regulations:

	Expiration Year

	2014	2015	2016	2017	2018	Total

Prime Money Market	$92,314	$—	$—	$100,645	$9,872	$202,831
Institutional Money Market	696	—	—	81,732	25,057	107,485
Institutional Government Money Market	—	—	—	—	16,755	16,755

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2010, the following Funds deferred to August 1, 2010 post October capital losses of:

Capital Losses

Prime Money Market	$1,089,984
Institutional Money Market	2,535,558

(7) Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

(8) Guarantees and Indemnifications

Under the Trust’s organizational documents, its Officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for the general indemnification of Trustees and

60

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

Officers. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(9) Securities Valuations

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety,

61

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

(10) Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Short term notes — Investments of the Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, to the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Open-end investment companies — Investments are valued at net asset value as reported by such investment companies and are categorized as level 1.

The following is a summary of the fair value hierarchy according to the inputs used as of January 31, 2011 in valuing the Funds’ assets and liabilities:

	Fair Value Measurement at 1/31/2011 using

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	1/31/11

Prime Money Market

Assets
Corporate Bonds	$—	$106,538,279	$—	$106,538,279
Municipal Bonds	—	39,064,973	—	39,064,973
U.S. Government Agencies	—	69,985,650	—	69,985,650
Certificates of Deposit	—	57,000,000	—	57,000,000
Commercial Paper	—	173,678,334	—	173,678,334
Demand Notes	—	40,584,000	—	40,584,000
Municipal Demand Notes	—	323,374,823	—	323,374,823
Money Markets	11,611,230	—		11,611,230
Repurchase Agreements	—	95,895,000	—	95,895,000

Total	$11,611,230	$906,121,059	$—	$917,732,289

62

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

	Fair Value Measurement at 1/31/2011 using

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	1/31/11

Institutional Money Market

Assets
Corporate Bonds	$—	$263,870,319	$—	$263,870,319
Mortgage-Backed Securities	—	7,262,758	—	7,262,758
Municipal Bonds	—	62,502,863	—	62,502,863
U.S. Government Agencies	—	144,014,204	—	144,014,204
Certificates of Deposit	—	163,000,000	—	163,000,000
Commercial Paper	—	513,539,298	—	513,539,298
Demand Notes	—	81,315,000	—	81,315,000
Municipal Demand Notes	—	872,496,000	—	872,496,000
Money Markets	17,445,951	—	—	17,445,951
Repurchase Agreements	—	170,424,000	—	170,424,000

Total	$17,445,951	$2,278,424,442	$—	$2,295,870,393

Institutional Government Money Market

Assets
Corporate Bonds	$—	$92,775,344	$—	$92,775,344
Mortgage-Backed Securities	—	68,401,008	—	68,401,008
U.S. Government Agencies	—	879,523,140	—	879,523,140
Money Markets	410,930	—	—	410,930
Repurchase Agreements	—	446,144,000	—	446,144,000

Total	$410,930	$1,486,843,492	$—	$1,487,254,422

U.S. Treasury Money Market

Assets
Corporate Bonds	$—	$90,235,027	$—	$90,235,027
U.S. Government Agencies	—	30,000,000	—	30,000,000
U.S. Treasury Bills	—	49,991,362	—	49,991,362
U.S. Treasury Notes	—	286,528,636	—	286,528,636
Money Markets	1,282,520	—	—	1,282,520
Repurchase Agreements	—	841,065,000	—	841,065,000

Total	$1,282,520	$1,297,820,025	$—	$1,299,102,545

There were no transfers between level 1 and level 2 during the period. The Funds did not have level 3 holdings at the beginning or end of the period ended January 31, 2011.

63

Fifth Third Funds
Notes to Financial Statements, continued
January 31, 2011 (Unaudited)

(11) Other Tax Information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending July 31, 2011.

(12) Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements.

64

Fifth Third Funds
Supplemental Information (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 through January 31, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The expense ratio may vary period to period because of various factors, as a result of expenses incurred that are outside the cap (such as extraordinary expenses and interest expense) and voluntary waivers.

65

Fifth Third Funds
Supplemental Information (Unaudited), continued

				Expense	Expense
				Paid	Ratio
		Beginning	Ending	During	During
		Account	Account	Period*	Period
		Value	Value	8/1/10 -	8/1/10 -
		8/1/10	1/31/11	1/31/11	1/31/11

Prime Money Market	InstitutionalShares	$1,000.00	$1,000.20	$1.51	0.30%
	Class A Shares	1,000.00	1,000.20	1.51	0.30%
	Class B Shares	1,000.00	1,000.20	1.51	0.30%
	Class C Shares	1,000.00	1,000.20	1.51	0.30%

Institutional Money Market	Institutional Shares	1,000.00	1,000.60	1.06	0.21%
	Select Shares	1,000.00	1,000.20	1.46	0.29%
	Preferred Shares	1,000.00	1,000.10	1.56	0.31%
	Trust Shares	1,000.00	1,000.10	1.56	0.31%

Institutional Government Money Market	Institutional Shares	1,000.00	1,000.30	1.06	0.21%
	Select Shares	1,000.00	1,000.10	1.26	0.25%
	Preferred Shares	1,000.00	1,000.10	1.26	0.25%
	Trust Shares	1,000.00	1,000.10	1.26	0.25%

U.S. Treasury Money Market	Institutional Shares	1,000.00	1,000.20	1.06	0.21%
	Select Shares	1,000.00	1,000.10	1.11	0.22%
	Preferred Shares	1,000.00	1,000.10	1.11	0.22%
	Trust Shares	1,000.00	1,000.10	1.11	0.22%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

66

Fifth Third Funds
Supplemental Information (Unaudited), continued

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may however use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, as a result of expenses incurred that are outside the cap (such as extraordinary expenses and interest expense) and voluntary waivers

67

Fifth Third Funds
Supplemental Information (Unaudited), continued

				Expense	Expense
				Paid	Ratio
		Beginning	Ending	During	During
		Account	Account	Period*	Period
		Value	Value	8/1/10 -	8/1/10 -
		8/1/10	1/31/11	1/31/11	1/31/11

Prime Money Market	Institutional Shares	$1,000.00	$1,023.69	$1.53	0.30%
	Class A Shares	1,000.00	1,023.69	1.53	0.30%
	Class B Shares	1,000.00	1,023.69	1.53	0.30%
	Class C Shares	1,000.00	1,023.69	1.53	0.30%

Institutional Money Market	Institutional Shares	1,000.00	1,024.15	1.07	0.21%
	Select Shares	1,000.00	1,023.74	1.48	0.29%
	Preferred Shares	1,000.00	1,023.64	1.58	0.31%
	Trust Shares	1,000.00	1,023.64	1.58	0.31%

Institutional Government Money Market	Institutional Shares	1,000.00	1,024.15	1.07	0.21%
	Select Shares	1,000.00	1,023.95	1.28	0.25%
	Preferred Shares	1,000.00	1,023.95	1.28	0.25%
	Trust Shares	1,000.00	1,023.95	1.28	0.25%

U.S. Treasury Money Market	Institutional Shares	1,000.00	1,024.15	1.07	0.21%
	Select Shares	1,000.00	1,024.10	1.12	0.22%
	Preferred Shares	1,000.00	1,024.10	1.12	0.22%
	Trust Shares	1,000.00	1,024.10	1.12	0.22%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

68

Fifth Third Funds
Supplemental Information (Unaudited)

Approval of the Management Agreement

The Board of Trustees, including all of the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), at a meeting held on September 29-30, 2010, approved the continuance of the Trust’s investment advisory agreement with Fifth Third Asset Management, Inc. (“FTAM” or the “Adviser”) with respect to the Funds. The above-referenced agreement is the “Advisory Agreement”; the action considered was the “Continuance” of the Advisory Agreement.

The Independent Trustees began their process of reviewing information, which they had previously requested, and considering the Continuance at the Board’s September 1, 2010 meeting. The Independent Trustees were assisted in their review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Independent Trustees deliberated outside the presence of management and the Adviser. After this review of the information received, the Independent Trustees presented their findings and recommendations to the full Board.

The Trustees reviewed extensive material in connection with their consideration of the Continuance, including data compiled by Lipper, Inc. (“Lipper”), an independent source of mutual fund data, which included comparisons with industry averages for comparable funds for advisory fees, Rule 12b-1 fees, administration fees, transfer agency fees, and total fund expenses. The data reflected FTAM’s fee waivers in place, as well as FTAM’s contractual advisory fees. FTAM also provided the Board with the results of a three-pronged performance and expense test developed by FTAM. The Board received reports from FTAM’s Chief Investment Officer with respect to brokerage practices, best execution, fund performance, and expense trends. The Board reviewed the benefits realized by FTAM (and its affiliates) from its relationship with the Funds. The Board received a detailed presentation by FTAM, which included a fund-by-fund analysis of performance and profitability.

In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of the Continuance, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable, and that the Continuance of the Advisory Agreement, was in the best interests of each Fund.

69

Fifth Third Funds
Supplemental Information (Unaudited), continued

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent, and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, the capabilities and commitment of the Adviser to provide high-quality service to the Trust, and the Trustees’ overall confidence in the Adviser’s integrity.

The Trustees received information concerning the investment philosophy and investment processes applied by the Adviser in managing the Funds. The Trustees generally considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the trading practices of the Adviser. The Trustees also evaluated the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s codes of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the quality and nature of services provided by the Adviser, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of services was satisfactory.

Investment Performance

The Trustees considered performance results of each Fund in absolute terms and relative to each Fund’s benchmark and Lipper peer universe. In the Trustees’ review of performance, long- and short-term performance were considered.

Fifth Third Prime Money Market Fund. The Trustees noted that the Fund was in the third, second and second quintiles of its Lipper peer universe (with the first quintile being the best performers and the fifth quintile being the worst performers) on a one-, three-, and five-year basis, respectively.

70

Fifth Third Funds
Supplemental Information (Unaudited), continued

Fifth Third Institutional Money Market Fund and the Fifth Third Institutional Government Money Market Fund. The Trustees noted that the Funds were in the first quintile of their Lipper peer universe on a one-, three-, and five-year basis.

Fifth Third U.S. Treasury Money Market Fund. The Trustees noted that the Fund was in the second, first and first quintiles of its Lipper peer universe on a one-, three-, and five-year basis, respectively.

After reviewing the performance of each Fund, and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each of the Funds was acceptable or better.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees charged by FTAM to each of the Funds, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Trustees concluded that the investment advisory fees fell within an acceptable range as compared to peer groups, particularly in light of the fee waivers and/or expense limitations that were proposed or that would be continued in the upcoming year. The Trustees also compared the advisory fees to the fees charged by the Adviser to other accounts with similar investment goals as the Funds. The Trustees noted that, although FTAM manages other accounts with investment goals similar to those of the Funds, the fees payable to FTAM for managing those accounts are generally lower than the fees charged to the Funds due to increased regulatory and compliance requirements applicable to the Funds and the increased portfolio management necessary to address daily shareholder transaction activity.

The Trustees also considered the reasonableness of advisory fees and, where relevant, the profitability of the Adviser. In determining whether all investment advisory fees were reasonable, the Trustees reviewed profitability information provided by FTAM with respect to investment advisory, administration, accounting, and transfer agency services provided to the Funds. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented FTAM’s own determination of its and its affiliates’ revenues

71

Fifth Third Funds
Supplemental Information (Unaudited), continued

from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from investment advisory contracts, because comparative information is not generally publicly available and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability to FTAM, as a result of its relationship with the Funds, was acceptable. The Board concluded that the fees under the Advisory Agreement were not unreasonable in light of the services and benefits provided to each Fund of the Trust.

Expenses

The Trustees reviewed information on each Fund’s actual net expense ratio as provide by Lipper and the proposed net expense ratio (taking into account fee waivers and/or expense limitations to go into effect from November 27, 2010 to November 26, 2011).

Fifth Third Prime Money Market Fund. The Trustees noted that the Fund’s actual net and proposed net expense ratios were in the fifth quintile of its Lipper peer group (the first quintile being the lowest expenses and the fifth quintile being the highest expenses), but that the peer group included a number of Funds that did not have Rule 12b-1 or similar fees (or had lower 12b-1 fees than the Fund).

Fifth Third Institutional Money Market Fund. The Trustees noted that the Fund’s actual net expense ratio was in the third quintile of its Lipper peer group, but that its proposed net expense ratio was in the second quintile of its Lipper peer group.

Fifth Third Institutional Government Money Market Fund. The Trustees noted that the Fund’s actual net expense ratio was in the fourth quintile of its Lipper peer group, but that its proposed net expense ratio was in the third quintile of its Lipper peer group.

Fifth Third U.S. Treasury Money Market Fund. The Trustees noted that the Fund’s actual net expense ratio was in the fifth quintile of its Lipper peer group, but that its proposed net expense ratio was in the third quintile of its Lipper peer group.

After reviewing the expenses of each Fund, and taking into consideration the Adviser’s fee waivers and/or expense limitations, the Trustees concluded that the expenses of each Fund were acceptable.

72

Fifth Third Funds
Supplemental Information (Unaudited), continued

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Trust’s assets. The Trustees found that the Adviser had reduced Fund total expense ratios through fee waivers and/or expense limitations. The Trustees noted recent decreases in asset levels on a complex-wide basis. The Trustees found that the asset levels of the Trust were not currently so large as to warrant formal contractual breakpoints (except with respect to the Fifth Third International Equity Fund, for which contractual breakpoints were in place) and found that the expense limitations and/or fee waivers were a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Other Benefits to FTAM and Affiliates

The Trustees also considered benefits derived by FTAM from its relationship with the Funds, including the other services provided and fees received by FTAM and its affiliates for providing such services, and concluded for each Fund that the direct and indirect benefits accruing to FTAM were reasonable in comparison with the costs of providing advisory services, the advisory fee charged to each Fund, FTAM’s commitment to waive fees and/or limit expenses, and the benefits to each Fund.

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74

Addresses

Fifth Third Funds	Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, Ohio 45202

Investment Advisor,	Fifth Third Asset Management, Inc.
Administrator and Accountant	38 Fountain Square Plaza
Cincinnati, Ohio 45202

Distributor	FTAM Funds Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian, Sub-Accountant	State Street Bank and Trust Company
and Sub-Administrator	801 Pennsylvania Avenue
Kansas City, Missouri 64105

Transfer and Dividend	Boston Financial Data Services, Inc.
Disbursing Agent	30 Dan Road
Canton, Massachusetts 02021

Independent Registered	PricewaterhouseCoopers LLP
Public Accounting Firm	1100 Walnut, Suite 1300
Kansas City, Missouri 64106

Item 2.     Code of Ethics.

Not applicable - only for annual reports.

Item 3.     Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4.     Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

(a)      Schedule of Investments is included as part of the Semi-Annual report in Item 1.

(b)     Not applicable.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.     Controls and Procedures.

(a)      The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)      There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
E. Keith Wirtz
President

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ E. Keith Wirtz
E. Keith Wirtz
President
(Principal Executive Officer)

Date: March 25, 2011

/s/ Shannon King
Shannon King
Treasurer
(Principal Financial and Accounting Officer)

Date: March 25, 2011